UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
	(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)		(Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/15

Date of reporting period:	3/31/15

Item 1. Schedule of Investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 111.0%

CORPORATE DEBT — 24.9%
Airlines — 0.8%
America West Airlines, Inc. 8.057% 1/02/22	$1,078,615	$1,229,622
Continental Airlines, Inc. 5.983% 10/19/23	3,921,587	4,416,687
Continental Airlines, Inc. 6.545% 8/02/20	752,117	824,922
Continental Airlines, Inc. 8.048% 5/01/22	3,293,716	3,725,851
US Airways, Inc. 7.125% 4/22/25	1,467,184	1,734,946

		11,932,028

Auto Manufacturers — 0.1%
General Motors Co. 5.200% 4/01/45	1,110,000	1,204,723

Banks — 8.2%
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,161,147
Bank of America Corp. 4.500% 4/01/15	10,400,000	10,400,000
Bank of America Corp. 5.650% 5/01/18	7,100,000	7,875,803
Bank of America NA FRN 0.676% 5/08/17	2,500,000	2,495,740
Citigroup, Inc. FRN 0.812% 8/25/36	2,000,000	1,556,940
Rabobank Nederland NY VAR 0.586% 4/28/17	3,900,000	3,899,895
Credit Suisse FRN 0.751% 5/26/17	2,900,000	2,899,199
ING Bank NV FRN (a) 0.596% 1/04/16	13,000,000	12,995,892
JP Morgan Chase & Co. FRN 0.806% 4/25/18	2,700,000	2,697,497
JP Morgan Chase & Co. 5.250% 5/01/15	9,600,000	9,623,462
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	12,950,075
Lloyds Banking Group PLC 4.500% 11/04/24	4,000,000	4,154,748
UBS AG 7.625% 8/17/22	4,400,000	5,336,659
Wells Fargo & Co. FRN 0.562% 6/02/17	31,600,000	31,597,788

		116,644,845

	Principal Amount	Value
Beverages — 0.1%
DS Services of America, Inc. (a) 10.000% 9/01/21	$1,400,000	$1,645,000

Diversified Financial — 6.4%
Ally Financial, Inc. 5.500% 2/15/17	2,600,000	2,704,000
Citigroup, Inc. 4.750% 5/19/15	4,000,000	4,021,632
Federal Agricultural Mortgage Corp. 0.000% 4/01/15	12,000,000	11,999,993
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	20,165,831
Ford Motor Credit Co. LLC FRN 0.706% 11/08/16	5,400,000	5,377,644
Ford Motor Credit Co. LLC 2.750% 5/15/15	6,000,000	6,013,248
General Electric Capital Corp. 3.100% 1/09/23	4,000,000	4,119,932
General Electric Capital Corp. 6.875% 1/10/39	3,000,000	4,315,584
The Goldman Sachs Group, Inc. FRN 0.715% 3/22/16	7,800,000	7,797,925
The Goldman Sachs Group, Inc. 3.300% 5/03/15	900,000	901,524
International Lease Finance Corp. 8.625% 9/15/15	6,900,000	7,098,375
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	8,015,289
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,100,000	2,475,583
Morgan Stanley 4.000% 7/24/15	5,000,000	5,050,575
Morgan Stanley 4.750% 3/22/17	1,400,000	1,490,430
Morgan Stanley 6.000% 4/28/15	400,000	401,318

		91,948,883

Electric — 1.4%
Berkshire Hathaway Energy Co. 4.500% 2/01/45	1,000,000	1,088,634
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,317,868
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	5,500,000	6,191,498
IPALCO Enterprises, Inc. 5.000% 5/01/18	4,588,000	4,863,280
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	2,000,000	2,090,000
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,162,501

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	$2,000,000	$2,193,344

		19,907,125

Gas — 0.3%
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	800,000	955,846
KeySpan Gas East Corp. (a) 5.819% 4/01/41	2,837,000	3,761,513

		4,717,359

Health Care – Services — 0.4%
Community Health Systems, Inc. 5.125% 8/15/18	3,000,000	3,093,750
HCA, Inc. 6.500% 2/15/20	2,150,000	2,420,900

		5,514,650

Household Products — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750% 10/15/20	1,975,000	2,041,656

Insurance — 2.6%
American International Group, Inc. 5.050% 10/01/15	12,500,000	12,765,700
Farmers Exchange Capital II VRN (a) 6.151% 11/01/53	1,750,000	2,052,996
Farmers Exchange Capital III VRN (a) 5.454% 10/15/54	4,540,000	4,948,600
The Guardian Life Insurance Co. of America (a) 4.875% 6/19/64	3,000,000	3,283,461
Principal Life Global Funding II (a) 1.200% 5/19/17	6,300,000	6,311,945
Teachers Insurance & Annuity Association of America VRN (a) 4.375% 9/15/54	4,000,000	4,163,860
ZFS Finance USA Trust II VRN (a) 6.450% 6/15/16	3,000,000	3,150,000

		36,676,562

Media — 0.2%
CCOH Safari LLC 5.500% 12/01/22	2,315,000	2,367,087

Oil & Gas — 0.8%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	1,023,044
BP Capital Markets PLC 3.535% 11/04/24	5,000,000	5,091,925
Canadian Natural Resources Ltd. 3.900% 2/01/25	1,600,000	1,615,382
Chesapeake Energy Corp. 6.625% 8/15/20	1,500,000	1,548,750

	Principal Amount	Value
Continental Resources, Inc. 4.900% 6/01/44	$1,000,000	$881,909
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,119,080

		11,280,090

Pharmaceuticals — 0.1%
VRX Escrow Corp. (a) 6.125% 4/15/25	1,500,000	1,552,500

Pipelines — 1.4%
Boardwalk Pipelines LP 3.375% 2/01/23	5,000,000	4,623,310
Energy Transfer Partners LP 3.600% 2/01/23	4,790,000	4,744,964
Energy Transfer Partners LP 5.950% 10/01/43	750,000	827,327
EnLink Midstream Partners LP 5.050% 4/01/45	2,650,000	2,695,681
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	1,500,000	1,533,600
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	2,010,000	2,170,800
Sabine Pass Liquefaction LLC 6.250% 3/15/22	2,000,000	2,067,500
Spectra Energy Partners LP 4.500% 3/15/45	1,610,000	1,634,153

		20,297,335

Real Estate — 0.3%
Scentre Group Trust 1/Scentre Group Trust 2 (a) 2.375% 11/05/19	4,600,000	4,647,739

Real Estate Investment Trusts (REITS) — 0.4%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,113,424
ARC Properties Operating Partnership LP 2.000% 2/06/17	2,105,000	2,040,797
Health Care REIT, Inc. 3.750% 3/15/23	1,300,000	1,331,542

		5,485,763

Retail — 0.4%
Walgreens Boots Alliance, Inc. FRN 0.706% 5/18/16	5,000,000	5,007,530

Software — 0.0%
Microsoft Corp. 3.750% 2/12/45	600,000	602,286

Telecommunications — 0.9%
Sprint Communications, Inc. 9.125% 3/01/17	1,340,000	1,463,950
Verizon Communications, Inc. FRN 2.021% 9/14/18	7,300,000	7,614,104

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 2.500% 9/15/16	$617,000	$630,131
Verizon Communications, Inc. 3.650% 9/14/18	2,300,000	2,445,705

		12,153,890

TOTAL CORPORATE DEBT (Cost $348,547,618)		355,627,051

MUNICIPAL OBLIGATIONS — 2.8%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	8,853,516
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	5,102,122
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	9,255,715
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,508,000
New York State Dormitory Authority 5.051% 9/15/27	600,000	704,874
State of California 7.950% 3/01/36	700,000	862,414
State of California BAB 5.700% 11/01/21	3,500,000	4,137,105

		40,423,746

TOTAL MUNICIPAL OBLIGATIONS (Cost $32,774,435)		40,423,746

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.5%
Automobile ABS — 1.3%
Ally Auto Receivables Trust, Series 2014-1, Class A2 0.480% 2/15/17	11,023,317	11,021,630
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A2 0.400% 12/15/16	7,326,057	7,326,090

		18,347,720

Commercial MBS — 5.0%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.678% 2/24/51	6,213,368	6,482,387
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	33,519,501
Commercial Mortgage Trust, Series 2007-CD4, Class A1A VRN 5.289% 12/11/49	7,293,388	7,662,977

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3 VRN 5.971% 2/15/41	$2,800,000	$3,067,063
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	5,418,816	5,444,284
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2 (a) 3.673% 2/15/46	2,006,520	2,057,009
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2 5.300% 11/15/38	7,016,704	7,106,437
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,500,000	2,700,921
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class AJ 4.793% 5/15/44	3,750,000	3,755,449

		71,796,028

Home Equity ABS — 2.8%
ABFC Trust, Series 2005-WF1, Class A2C FRN 0.794% 12/25/34	4,813,144	4,802,292
Accredited Mortgage Loan Trust, Series 2006-1, Class A3 FRN 0.353% 4/25/36	3,224,888	3,183,186
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2 FRN 0.364% 5/25/37	1,893,523	1,761,259
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3 FRN 0.324% 5/25/36	2,137,106	2,007,908
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1 FRN 1.029% 8/25/34	2,511,934	2,414,371
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3 FRN 0.524% 4/25/36	3,003,684	2,958,629
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3 FRN 0.334% 1/25/34	993,221	892,864
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4 FRN 0.534% 10/25/35	2,297,309	2,057,379
Home Equity Asset Trust, Series 2003-4, Class M1 FRN 1.374% 10/25/33	5,918,259	5,606,184

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lehman XS Trust, Series 2005-4, Class 1A3 FRN 0.971% 10/25/35	$1,326,101	$1,187,528
Morgan Stanley Capital, Inc. Trust, Series 2007-HE2, Class A2C FRN 0.304% 1/25/37	2,900,537	1,754,628
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A2 FRN 0.344% 4/25/37	6,598,649	3,953,403
Residential Asset-Securities Corp., Series 2005-KS11, Class M1 FRN 0.574% 12/25/35	4,600,000	4,316,038
Soundview Home Loan Trust, Series 2006-3, Class A3 FRN 0.334% 11/25/36	1,623,894	1,372,272
Soundview Home Loan Trust, Series 2007-NS1, Class A2 FRN 0.324% 1/25/37	1,507,231	1,478,325

		39,746,266

Other ABS — 5.2%
Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class A2D FRN 0.544% 9/25/35	3,811,472	3,797,700
AMMC CLO XIV Ltd., Series 2014-14A, Class A1L FRN (a) 1.706% 7/27/26	2,400,000	2,389,301
Betony CLO Ltd., Series 2015-1A, Class A FRN 1.772% 4/15/27	3,600,000	3,598,146
Dryden Senior Loan Fund, Series 2015-37A, Class A FRN (a) 1.816% 4/15/27	3,650,000	3,649,843
Flatiron CLO Ltd., Series 2014-1A, Class A1 FRN (a) 1.637% 7/17/26	3,800,000	3,776,174
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.512% 5/21/21	2,567,885	2,540,110
Limerock CLO III LLC, Series 2014-3A, Class A1 FRN (a) 1.788% 10/20/26	3,000,000	2,998,560
Magnetite CLO Ltd., Series 2015-12A, Class A FRN (a) 1.817% 4/15/27	3,630,000	3,631,096
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D FRN 0.464% 2/25/36	8,500,000	7,438,772
Morgan Stanley Capital, Inc. Trust, Series 2006-NC5, Class A2C FRN 0.324% 10/25/36	6,232,525	4,026,574
Park Place Securities, Inc., Series 2005-WCW1, Class M1 FRN 0.624% 9/25/35	7,735,000	7,603,816

	Principal Amount	Value
Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A3 FRN 0.334% 7/25/36	$4,060,663	$4,047,246
RAAC Trust, Series 2007-SP1, Class M1 FRN 0.744% 3/25/37	4,600,000	3,787,414
Structured Asset Investment Loan Trust, Series 2005-8, Class A4 FRN 0.534% 10/25/35	7,106,916	6,923,375
Voya CLO Ltd., Series 2014-4A, Class A1 FRN (a) 1.733% 10/14/26	3,750,000	3,742,849
Voya CLO Ltd., Series 2015-1A, Class A1 FRN (a) (b) (c) 1.742% 4/18/27	3,590,000	3,586,327
Wells Fargo Home Equity Trust, Series 2006-1, Class A4 FRN 0.404% 5/25/36	6,675,553	6,582,725

		74,120,028

Student Loans ABS — 6.7%
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2 FRN (a) 0.974% 4/26/32	4,100,000	4,116,585
Goal Capital Funding Trust, Series 2005-2, Class A3 FRN 0.432% 5/28/30	7,086,760	7,014,503
Navient Student Loan Trust, Series 2014-8, Class A3 FRN 0.774% 5/27/31	7,680,000	7,680,322
Nelnet Student Loan Trust, Series 2015-2A, Class A2 FRN (a) 0.821% 9/25/42	6,305,000	6,304,917
SLM Student Loan Trust, Series 2003-11, Class A5 FRN (a) 0.321% 12/15/22	6,266,353	6,242,133
SLM Student Loan Trust, Series 2004-5A, Class A5 FRN (a) 0.856% 10/25/23	3,544,448	3,556,842
SLM Student Loan Trust, Series 2005-4, Class A3 FRN 0.376% 1/25/27	6,930,000	6,818,806
SLM Student Loan Trust, Series 2005-9, Class B FRN 0.556% 1/25/41	3,833,857	3,422,443
SLM Student Loan Trust, Series 2007-6, Class A4 FRN 0.636% 10/25/24	7,770,000	7,725,669
SLM Student Loan Trust, Series 2008-5, Class A4 FRN 1.956% 7/25/23	4,355,000	4,536,343
SLM Student Loan Trust, Series 2008-5, Class B FRN 2.106% 7/25/29	3,735,000	3,740,093

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.756% 4/25/23	$6,079,139	$6,229,086
SLM Student Loan Trust, Series 2008-9, Class B FRN 2.506% 10/25/29	3,630,000	3,797,968
SLM Student Loan Trust, Series 2011-2, Class A1 FRN 0.774% 11/25/27	6,902,312	6,933,369
SLM Student Loan Trust, Series 2012-2, Class A FRN 0.874% 1/25/29	5,391,616	5,423,804
SLM Student Loan Trust, Series 2012-6, Class A2 FRN 0.454% 9/25/19	6,148,067	6,146,061
SLM Student Loan Trust, Series 2012-7, Class A2 FRN 0.454% 9/25/19	6,702,209	6,693,310

		96,382,254

WL Collateral CMO — 6.5%
Banc of America Funding Ltd., Series 2012-R5, Class A FRN (a) 0.431% 10/03/39	3,559,533	3,512,495
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1 FRN 4.279% 5/25/35	6,480,764	5,914,711
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.565% 9/25/36	223,564	200,776
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2 FRN 2.600% 3/25/36	32,841	31,480
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1 FRN 2.250% 11/25/35	8,244,758	7,228,683
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.670% 9/25/35	2,998,318	3,026,801
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A FRN 0.516% 6/20/35	7,115,707	6,682,376
Indymac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2 FRN 0.354% 2/25/37	5,731,739	5,402,764
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 FRN 4.631% 7/25/36	7,924,129	7,108,228
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.694% 1/25/36	2,666,939	2,434,915

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 2.654% 8/25/35	$2,670,862	$2,643,131
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2 FRN 4.936% 4/25/37	6,913,313	6,345,038
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1 FRN 2.258% 4/25/34	2,813,337	2,790,023
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A FRN (a) 0.871% 6/26/47	7,327,615	7,019,822
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.454% 12/25/35	2,541,866	2,265,497
RALI Trust, Series 2006-QA7, Class 2A1 FRN 0.359% 8/25/36	1,852,334	1,449,610
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1 6.500% 7/25/36	6,628,464	4,378,320
STARM Mortgage Loan Trust, Series 2007-1, Class 3A1 FRN 6.013% 2/25/37	1,293,811	1,280,465
Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class A3 FRN 0.394% 9/25/47	4,164,022	3,300,333
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A FRN 0.484% 1/25/45	3,232,250	3,022,955
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	6,326,971	4,388,504
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1 FRN 2.624% 7/25/36	1,893,666	1,831,525
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR3, Class A4 FRN 5.755% 4/25/37	6,636,989	6,488,864
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 FRN 2.996% 2/25/34	1,506,636	1,523,484

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	$2,880,937	$2,893,153

		93,163,953

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $382,161,751)		393,556,249

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.3%
Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series KF04, Class A 0.481% 6/25/21 FRN	3,301,257	3,299,429
Series KF05, Class A 0.521% 9/25/21 FRN	9,685,726	9,685,712
Series KS02, Class A 0.551% 8/25/23 FRN	4,079,056	4,079,056
Series K041, Class A2 3.171% 10/25/24	7,190,000	7,628,318
Series K040, Class A2 3.241% 9/25/24	6,690,000	7,136,292
Series KSCT, Class A2 4.285% 1/25/20	1,960,000	2,179,117

		34,007,924

Pass-Through Securities — 24.9%
Federal Home Loan Mortgage Corp. Pool #G07848 3.500% 4/01/44	13,976,547	14,786,204
Pool #G07924 3.500% 1/01/45	13,697,714	14,435,571
Pool #G08623 3.500% 1/01/45	8,018,956	8,410,820
Pool #G08627 3.500% 2/01/45	13,776,702	14,449,931
Pool #A95282 4.500% 12/01/40	163,595	178,798
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,213,213
Pool #470529 2.475% 4/01/19	1,770,634	1,827,653
Pool #AB1768 3.000% 11/01/25	14,235	14,984
Pool #AB7164 3.000% 12/01/27	476,715	500,830

	Principal Amount	Value
Pool #AB9656 3.000% 6/01/28	$447,800	$470,383
Pool #AU7545 3.000% 10/01/28	48,431	51,070
Pool #AS2541 3.000% 5/01/29	949,462	996,602
Pool #AW4568 3.000% 6/01/29	477,828	502,821
Pool #466386 3.430% 10/01/20	3,024,495	3,236,958
Pool #AB4262 3.500% 1/01/32	6,778,601	7,183,993
Pool #MA1148 3.500% 8/01/42	12,658,823	13,411,924
Pool #MA1404 3.500% 4/01/43	6,689,971	7,087,972
Pool #MA1463 3.500% 6/01/43	1,017,139	1,077,650
Pool #466216 3.540% 10/01/20	2,500,000	2,687,500
Pool #FN0001 3.763% 12/01/20	7,358,528	7,979,712
Pool #468518 3.930% 7/01/21	1,811,625	1,982,225
Pool #AW8335 4.000% 9/01/44	5,093,847	5,552,294
Pool #AX2127 4.000% 10/01/44	7,364,876	8,027,716
Pool #468066 4.295% 6/01/21	4,262,599	4,735,293
Pool #FN0003 4.298% 1/01/21	3,226,093	3,575,702
Pool #AA4986 4.500% 3/01/39	341,097	380,310
Pool #AA7407 4.500% 6/01/39	270,189	295,720
Pool #931778 4.500% 8/01/39	16,388	17,942
Pool #AC2749 4.500% 8/01/39	13,828	15,139
Pool #AD1654 4.500% 3/01/40	696,599	773,850
Pool #AE2100 4.500% 8/01/40	282,360	308,600
Pool #AE3204 4.500% 10/01/40	295,385	322,974
Pool #AE8864 4.500% 11/01/40	330,514	362,158
Pool #AE5634 4.500% 6/01/41	14,162	15,513
Pool #MA1111 4.500% 7/01/42	21,908	23,992

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1159 4.500% 8/01/42	$567,679	$621,675
Pool #467731 4.620% 4/01/21	2,116,244	2,380,834
Pool #958428 4.760% 5/01/19	5,046,228	5,607,122
Pool #833215 5.000% 9/01/35	1,695,776	1,894,765
Pool #AA0974 5.000% 2/01/37	20,287	22,642
Pool #991101 5.000% 12/01/38	27,153	30,636
Pool #AD7136 5.000% 7/01/40	148,349	165,154
Pool #AE5002 5.000% 11/01/40	75,098	84,403
Pool #AB2350 5.000% 2/01/41	159,017	177,279
Pool #AL0933 5.000% 10/01/41	206,267	229,956
Pool #AJ6307 5.000% 12/01/41	170,844	190,785
Pool #AQ1351 5.000% 11/01/42	255,400	287,045
Pool #357829 6.000% 6/01/35	435,028	499,376
Pool #896019 6.000% 8/01/36	9,340	10,698
Pool #AE0394 6.000% 1/01/39	12,964	14,810
Pool #AL0013 6.000% 4/01/40	810,767	925,960
Pool #AL0152 6.000% 6/01/40	379,675	433,797
Pool #AL3365 6.000% 5/01/41	3,067,905	3,516,762
Federal National Mortgage Association TBA
Pool #299 2.500% 10/01/27 (c)	9,370,000	9,624,015
Pool #5650 3.000% 11/01/27 (c)	1,520,000	1,593,387
Pool #6237 3.000% 10/01/42 (c)	3,745,000	3,829,262
Pool #6985 3.000% 10/01/42 (c)	66,465,000	67,799,491
Pool #4555 3.500% 10/01/26 (c)	3,000,000	3,182,344
Pool #1058 3.500% 10/01/42 (c)	27,050,000	28,417,294
Pool #3649 3.500% 10/01/42 (c)	11,585,000	12,141,170

	Principal Amount	Value
Pool #11192 4.000% 5/01/42 (c)	$23,715,000	$25,358,376
Pool #19687 4.500% 4/01/40 (c)	10,725,000	11,670,141
Government National Mortgage Association
Pool #670848 5.000% 1/15/38	11,623	13,014
Pool #676882 5.000% 3/15/38	462,410	518,008
Pool #782487 5.000% 12/15/38	623,037	701,452
Pool #701354 5.000% 2/15/39	290,913	326,255
Pool #716783 5.000% 4/15/39	2,105,776	2,362,911
Pool #782632 5.000% 4/15/39	52,102	58,952
Pool #721292 5.000% 6/15/40	11,111	12,428
Pool #743991 5.000% 11/15/40	86,421	97,724
Pool #760376 5.000% 9/15/41	29,954	33,901
Pool #760389 5.000% 10/15/41	840,212	940,184
Government National Mortgage Association II TBA
Pool #587 3.000% 1/01/43 (c)	9,180,000	9,456,117
Pool #304 3.500% 3/01/43 (c)	17,140,000	18,039,850
Pool #2543 3.500% 3/01/43 (c)	3,415,000	3,585,750
Pool #1235 4.000% 1/01/43 (c)	6,720,000	7,158,900
Pool #1019 4.500% 1/01/41 (c)	4,000,000	4,345,625

		356,254,267

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $386,958,804)		390,262,191

U.S. TREASURY OBLIGATIONS — 28.5%
U.S. Treasury Bonds & Notes — 28.5%
U.S. Treasury Bond 2.500% 2/15/45	47,945,000	47,515,183
U.S. Treasury Inflation Index 0.125% 7/15/24	10,931,762	10,927,488
U.S. Treasury Inflation Index 0.250% 1/15/25	21,011,989	21,156,447

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 0.750% 2/15/45	$11,011,999	$11,197,826
U.S. Treasury Inflation Index 1.375% 2/15/44	17,506,143	20,576,563
U.S. Treasury Inflation Index 2.000% 1/15/26	9,303,672	11,025,577
U.S. Treasury Inflation Index 2.375% 1/15/25	9,548,308	11,572,845
U.S. Treasury Inflation Index 2.375% 1/15/27	25,151,819	31,031,057
U.S. Treasury Note 0.500% 1/31/17	45,940,000	45,931,028
U.S. Treasury Note 0.500% 2/28/17	45,980,000	45,946,099
U.S. Treasury Note 0.500% 3/31/17	35,525,000	35,484,757
U.S. Treasury Note 0.625% 12/31/16	26,905,000	26,967,008
U.S. Treasury Note 1.375% 3/31/20	79,480,000	79,480,000
U.S. Treasury Note 2.000% 2/15/25	9,465,000	9,521,198

		408,333,076

TOTAL U.S. TREASURY OBLIGATIONS (Cost $406,892,201)		408,333,076

TOTAL BONDS & NOTES (Cost $1,557,334,809)		1,588,202,313

TOTAL LONG-TERM INVESTMENTS (Cost $1,557,334,809)		1,588,202,313

SHORT-TERM INVESTMENTS — 5.1%
Commercial Paper — 0.2%
Credit Suisse New York 0.674% 12/07/15	3,000,000	3,002,287

Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	69,267,176	69,267,176

Time Deposits — 0.0%
Euro Time Deposit, 0.010% 4/01/15	149,584	149,584

TOTAL SHORT-TERM INVESTMENTS (Cost $72,419,047)		72,419,047

Value
TOTAL INVESTMENTS — 116.1% (Cost $1,629,753,856) (e)	$1,660,621,360

Other Assets/(Liabilities) — (16.1)%	(229,773,402)

NET ASSETS — 100.0%	$1,430,847,958

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $166,967,468 or 11.67% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $3,586,327 or 0.25% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Maturity value of $69,267,195. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $70,654,662.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII VRN 7.875%	6,050	$160,446

TOTAL PREFERRED STOCK (Cost $162,660)		160,446

TOTAL EQUITIES (Cost $162,660)		160,446

	Principal Amount
BONDS & NOTES — 79.1%

BANK LOANS — 2.1%
Airlines — 0.2%
American Airlines, Inc., Exit Term Loan 3.750% 6/27/19	$491,250	490,635

Apparel — 0.1%
Gymboree Corp., Initial Term Loan 5.000% 2/23/18	400,000	303,616

Electric — 0.2%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan 4.250% 6/19/16	630,000	631,972

Foods — 0.2%
Wendy’s International, Inc., New Term Loan B 3.250% 5/15/19	491,250	490,390

Health Care – Services — 0.0%
MPH Acquisition Holdings LLC, Term Loan 3.750% 3/31/21	18,971	18,899

Lodging — 0.0%
Station Casinos LLC, Term Loan B 4.250% 3/02/20	19,108	19,143

Machinery – Diversified — 0.1%
Gardner Denver, Inc., USD Term Loan 4.250% 7/30/20	137,900	130,646

Media — 0.2%
Charter Communications Operating LLC, Term Loan G 4.250% 9/12/21	500,000	503,890

	Principal Amount	Value
Mining — 0.1%
FMG Resources (August 2006) Pty. Ltd., New Term Loans B 3.750% 6/30/19	$147,130	$132,635

Retail — 0.1%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B 4.500% 12/12/21	178,411	180,095
Michaels Stores, Inc., Term Loan 3.750% 1/28/20	127,725	127,752

		307,847

Software — 0.3%
First Data Corp., Extended 2021 Term Loan 4.174% 3/24/21	100,000	100,250
Kronos, Inc., Initial Incremental Term Loan 4.500% 10/30/19	488,077	488,599
SunGard Data Systems, Inc., Term Loan E 4.000% 3/08/20	87,388	87,606

		676,455

Specialty Stores — 0.2%
Party City Holdings, Inc., Term Loan 4.000% 7/27/19	393,015	392,359

Telecommunications — 0.4%
Telesat Canada, USD Term Loan B2 3.500% 3/28/19	736,842	734,632
Virgin Media Bristol LLC, USD Term Loan B 3.500% 6/07/20	341,924	341,284

		1,075,916

TOTAL BANK LOANS (Cost $5,277,808)		5,174,403

CORPORATE DEBT — 26.5%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	66,444

Aerospace & Defense — 0.2%
The Boeing Co. 4.875% 2/15/20	10,000	11,493
The Boeing Co. 6.000% 3/15/19	130,000	151,836
Raytheon Co. 3.125% 10/15/20	120,000	126,574
United Technologies Corp. 4.500% 6/01/42	100,000	110,914

		400,817

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture — 0.8%
Altria Group, Inc. 2.850% 8/09/22	$210,000	$208,766
Altria Group, Inc. 4.750% 5/05/21	290,000	323,699
Altria Group, Inc. 5.375% 1/31/44	110,000	128,647
Altria Group, Inc. 9.250% 8/06/19	180,000	230,955
Altria Group, Inc. 9.950% 11/10/38	30,000	52,065
Altria Group, Inc. 10.200% 2/06/39	30,000	53,054
Lorillard Tobacco Co. 3.750% 5/20/23	230,000	234,177
Lorillard Tobacco Co. 8.125% 6/23/19	10,000	12,230
Philip Morris International, Inc. 2.500% 8/22/22	80,000	79,416
Philip Morris International, Inc. 2.900% 11/15/21	240,000	246,683
Philip Morris International, Inc. 4.500% 3/20/42	80,000	86,722
Reynolds American, Inc. 3.250% 11/01/22	90,000	89,555
Reynolds American, Inc. 6.750% 6/15/17	175,000	194,198

		1,940,167

Airlines — 0.1%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	211,793	248,603
United Air Lines, Inc. 9.750% 7/15/18	99,724	110,694

		359,297

Auto Manufacturers — 0.4%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	265,715
Ford Motor Co. 4.750% 1/15/43	460,000	502,952
General Motors Co. 6.250% 10/02/43	30,000	36,752
General Motors Financial Co., Inc. 2.750% 5/15/16	50,000	50,558
General Motors Financial Co., Inc. 3.250% 5/15/18	40,000	40,750
General Motors Financial Co., Inc. 4.250% 5/15/23	40,000	41,438
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	84,967

		1,023,132

	Principal Amount	Value
Automotive & Parts — 0.1%
Schaeffler Holding Finance BV (a) 6.750% 11/15/22	$200,000	$216,000

Banks — 4.9%
Bank of America Corp. 2.600% 1/15/19	180,000	183,203
Bank of America Corp. 3.300% 1/11/23	90,000	91,174
Bank of America Corp. 3.875% 3/22/17	70,000	73,257
Bank of America Corp. 4.000% 4/01/24	270,000	287,203
Bank of America Corp. 4.125% 1/22/24	290,000	310,542
Bank of America Corp. 4.200% 8/26/24	380,000	393,135
Bank of America Corp. 4.500% 4/01/15	10,000	10,000
Bank of America Corp. 4.875% 4/01/44	220,000	247,616
Bank of America Corp. 5.000% 5/13/21	220,000	248,332
Bank of America Corp. 5.000% 1/21/44	390,000	447,651
Bank of America Corp. 5.625% 7/01/20	210,000	242,104
Bank of America Corp. 5.650% 5/01/18	90,000	99,834
Bank of America Corp. 5.750% 12/01/17	30,000	33,011
Bank of America Corp. VRN 6.250% 9/29/49	290,000	295,438
Bank of America Corp. 7.625% 6/01/19	40,000	48,279
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	143,095
BBVA US Senior SAU 4.664% 10/09/15	260,000	264,997
BNP Paribas SA 2.375% 9/14/17	130,000	132,512
CIT Group, Inc. 5.000% 8/01/23	150,000	153,750
Citigroup, Inc. 3.875% 10/25/23	60,000	63,334
Citigroup, Inc. VRN 6.300% 12/29/49	150,000	153,188
Citigroup, Inc. 6.625% 6/15/32	20,000	24,943
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	78,794
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/01/23	250,000	270,263

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Agricole SA VRN (a) 8.375% 10/29/49	$480,000	$567,408
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	71,430
The Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	94,191
ING Bank NV (a) 5.800% 9/25/23	210,000	237,745
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	141,316
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	460,571
JP Morgan Chase & Co. 3.375% 5/01/23	130,000	130,874
JP Morgan Chase & Co. 3.625% 5/13/24	260,000	270,345
JP Morgan Chase & Co. 3.875% 9/10/24	470,000	482,168
M&T Bank Corp. 6.875% 12/29/49	440,000	453,200
Nordea Bank AB (a) 4.875% 5/13/21	390,000	427,635
Rabobank Nederland VRN (a) 11.000% 12/29/49	210,000	270,375
Royal Bank of Scotland Group PLC 2.550% 9/18/15	50,000	50,365
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	266,962
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	233,532
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	123,871
Royal Bank of Scotland Group PLC VRN 7.648% 12/31/49	30,000	37,800
Royal Bank of Scotland NV 4.650% 6/04/18	70,000	73,729
Standard Chartered PLC (a) 5.700% 3/26/44	270,000	301,261
State Street Corp. 4.956% 3/15/18	310,000	335,434
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	203,568
Wachovia Bank NA 6.000% 11/15/17	250,000	279,322
Wachovia Capital Trust III VRN 5.570% 3/29/49	310,000	306,094
Wells Fargo & Co. 1.500% 1/16/18	110,000	110,526
Wells Fargo & Co. 3.450% 2/13/23	120,000	122,785
Wells Fargo & Co. STEP 3.676% 6/15/16	170,000	176,027

	Principal Amount	Value
Wells Fargo & Co. 4.480% 1/16/24	$1,191,000	$1,292,639
Wells Fargo & Co. 4.600% 4/01/21	40,000	44,899
Wells Fargo & Co. 4.650% 11/04/44	60,000	64,352
Wells Fargo & Co. 5.375% 11/02/43	110,000	129,577

		12,055,656

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	236,778
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	114,071
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	299,486
Diageo Capital PLC 4.828% 7/15/20	300,000	340,787
Diageo Investment Corp. 2.875% 5/11/22	150,000	152,858
Heineken NV (a) 1.400% 10/01/17	80,000	80,394
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,931
PepsiCo, Inc. 0.700% 8/13/15	280,000	280,495
PepsiCo, Inc. 4.000% 3/05/42	50,000	51,347
Pernod Ricard SA (a) 2.950% 1/15/17	180,000	185,141
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	270,961

		2,043,249

Biotechnology — 0.1%
Amgen, Inc. 3.625% 5/22/24	90,000	94,648
Celgene Corp. 3.625% 5/15/24	40,000	41,571
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	224,239

		360,458

Chemicals — 0.1%
Eagle Spinco, Inc. 4.625% 2/15/21	140,000	138,425
Ecolab, Inc. 4.350% 12/08/21	50,000	55,095
Hexion US Finance Corp. 6.625% 4/15/20	100,000	91,500
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	56,276

		341,296

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Coal — 0.0%
Arch Coal, Inc. 7.000% 6/15/19	$170,000	$39,950

Commercial Services — 0.0%
Catholic Health Initiatives 4.350% 11/01/42	20,000	20,036

Diversified Financial — 3.8%
AerCap Ireland Capital Ltd. (a) 3.750% 5/15/19	150,000	150,704
Ally Financial, Inc. 3.500% 1/27/19	80,000	79,000
Ally Financial, Inc. 7.500% 9/15/20	296,000	346,690
American Express Co. VRN 6.800% 9/01/66	180,000	189,036
American Honda Finance Corp. (a) 1.000% 8/11/15	260,000	260,594
Boeing Capital Corp. 4.700% 10/27/19	150,000	168,852
Citigroup, Inc. 3.500% 5/15/23	140,000	139,612
Citigroup, Inc. VRN 5.350% 12/31/49	100,000	96,750
Citigroup, Inc. 5.500% 9/13/25	170,000	192,676
Citigroup, Inc. VRN 5.900% 12/29/49	60,000	60,450
Citigroup, Inc. VRN 5.950% 12/31/49	100,000	101,250
Citigroup, Inc. 6.000% 8/15/17	30,000	32,999
Countrywide Financial Corp. 6.250% 5/15/16	360,000	378,723
Federal Home Loan Mortgage Corp. REMICS 0.250% 1/15/38 STEP	46,511	357
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,341,614
Federal National Mortgage Association 1.690% 10/25/35	103,721	6,306
Federal National Mortgage Association 1.788% 4/25/36	75,969	5,480
Federal National Mortgage Association 2.370% 7/25/36	98,698	8,047
Federal National Mortgage Association 3.200% 12/25/36	130,443	8,948
Federal National Mortgage Association 3.200% 12/25/36	133,911	12,169
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	524,792
General Electric Capital Corp. 1.625% 7/02/15	100,000	100,303

	Principal Amount	Value
General Electric Capital Corp. 4.375% 9/16/20	$10,000	$11,101
General Electric Capital Corp. 4.650% 10/17/21	170,000	192,402
General Electric Capital Corp. 5.875% 1/14/38	300,000	387,877
General Electric Capital Corp. VRN 6.375% 11/15/67	790,000	857,150
General Electric Capital Corp. 6.875% 1/10/39	280,000	402,788
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	105,685
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	113,722
The Goldman Sachs Group, Inc. 5.375% 3/15/20	90,000	102,128
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	338,477
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	612,634
The Goldman Sachs Group, Inc. 6.750% 10/01/37	60,000	78,783
Government National Mortgage Association VRN 2.615% 9/20/43	75,326	3,402
Government National Mortgage Association FRN 2.691% 11/20/42	129,970	6,184
HSBC Finance Corp. 6.676% 1/15/21	260,000	308,732
Hyundai Capital America (a) 2.125% 10/02/17	70,000	70,691
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	722,500
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,651
John Deere Capital Corp. 2.250% 4/17/19	100,000	102,111
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	43,999
JP Morgan Chase & Co. 5.150% 10/01/15	310,000	316,423
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	125,824
Morgan Stanley 4.750% 3/22/17	40,000	42,584
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	290,861

		9,481,061

Electric — 0.9%
AES Corp. 4.875% 5/15/23	230,000	224,250

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AES Corp. 5.500% 3/15/24	$10,000	$9,975
AES Corp. 7.375% 7/01/21	20,000	22,200
Calpine Corp. (a) 6.000% 1/15/22	30,000	32,100
Exelon Corp. 5.625% 6/15/35	290,000	346,380
FirstEnergy Corp. 2.750% 3/15/18	70,000	71,686
FirstEnergy Corp. 4.250% 3/15/23	310,000	324,477
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	800,053
Midamerican Energy Holdings Co, Series A 6.500% 9/15/37	40,000	54,152
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	139,673
Pacific Gas & Electric Co. 6.050% 3/01/34	180,000	235,165
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	61,055

		2,321,166

Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	93,942
Thermo Fisher Scientific, Inc. 5.300% 2/01/44	20,000	23,889

		117,831

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	22,450

Environmental Controls — 0.1%
Waste Management, Inc. 3.500% 5/15/24	90,000	93,697
Waste Management, Inc. 4.600% 3/01/21	30,000	33,539
Waste Management, Inc. 7.375% 5/15/29	50,000	71,222

		198,458

Foods — 0.6%
HJ Heinz Co. 4.250% 10/15/20	30,000	30,780
HJ Heinz Co. (a) 4.875% 2/15/25	370,000	400,987
Kraft Foods Group, Inc. 3.500% 6/06/22	170,000	175,893
Kraft Foods Group, Inc. 5.375% 2/10/20	136,000	154,633
The Kroger Co. 6.400% 8/15/17	30,000	33,450

	Principal Amount	Value
The Kroger Co. 6.900% 4/15/38	$40,000	$54,610
Mondelez International, Inc. 4.000% 2/01/24	260,000	281,578
Tyson Foods, Inc. 5.150% 8/15/44	40,000	46,554
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,717
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	134,037
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	40,000	41,915

		1,395,154

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	136,720

Health Care – Products — 0.2%
Medtronic, Inc. 3.125% 3/15/22	180,000	186,638
Medtronic, Inc. (a) 3.500% 3/15/25	310,000	324,071

		510,709

Health Care – Services — 0.7%
Anthem, Inc. 5.875% 6/15/17	20,000	21,878
Anthem, Inc. 7.000% 2/15/19	50,000	58,958
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	210,000	214,200
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	50,844
Fresenius Medical Care US Finance II, Inc. (a) 5.625% 7/31/19	50,000	54,275
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	55,000
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	70,000	76,650
HCA, Inc. 4.250% 10/15/19	60,000	61,650
HCA, Inc. 5.875% 3/15/22	190,000	210,366
HCA, Inc. 7.500% 2/15/22	170,000	198,262
Humana, Inc. 3.150% 12/01/22	40,000	40,252
Humana, Inc. 4.625% 12/01/42	70,000	72,894

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Roche Holdings, Inc. (a) 6.000% 3/01/19	$74,000	$85,682
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	90,230
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	124,479
UnitedHealth Group, Inc. 6.875% 2/15/38	120,000	172,781
WellPoint, Inc. 1.250% 9/10/15	60,000	60,143
WellPoint, Inc. 3.125% 5/15/22	50,000	50,687
WellPoint, Inc. 3.700% 8/15/21	70,000	74,016

		1,773,247

Holding Company – Diversified — 0.1%
Argos Merger Sub, Inc. (a) 7.125% 3/15/23	140,000	145,075

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	104,660
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	118,800
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 7.750% 4/15/20	30,000	31,800

		255,260

Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	10,000	10,338
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6.875% 2/15/21	150,000	157,875

		168,213

Insurance — 0.5%
American International Group, Inc. 6.250% 3/15/37	320,000	364,691
ING US, Inc. 2.900% 2/15/18	40,000	41,272
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	265,000
MetLife, Inc. 6.400% 12/15/36	200,000	237,000
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	362,316

		1,270,279

	Principal Amount	Value
Internet — 0.1%
Amazon.com, Inc. 4.950% 12/05/44	$280,000	$305,472

Investment Companies — 0.2%
Temasek Financial I Ltd. (a) 2.375% 1/23/23	250,000	248,334
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	240,000	241,008
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	60,000	63,854

		553,196

Iron & Steel — 0.0%
Steel Dynamics, Inc. 6.375% 8/15/22	100,000	106,750

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	250,000	263,125

Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	70,000	70,266
Eaton Corp. 2.750% 11/02/22	510,000	511,062
General Electric Co. 0.850% 10/09/15	120,000	120,378
General Electric Co. 4.500% 3/11/44	60,000	67,350

		769,056

Media — 1.7%
21st Century Fox America Co. 6.200% 12/15/34	20,000	25,546
21st Century Fox America Co. 6.650% 11/15/37	30,000	40,455
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	220,000	228,800
Comcast Corp. 3.375% 2/15/25	140,000	146,407
Comcast Corp. 4.200% 8/15/34	160,000	173,333
Comcast Corp. 4.250% 1/15/33	20,000	21,454
Comcast Corp. 6.400% 3/01/40	80,000	109,029
Comcast Corp. 6.450% 3/15/37	40,000	54,165
Comcast Corp. 6.950% 8/15/37	160,000	227,265
COX Communications, Inc. (a) 6.950% 6/01/38	10,000	12,781
CSC Holdings LLC 6.750% 11/15/21	190,000	210,900

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DISH DBS Corp. 5.875% 7/15/22	$80,000	$81,300
DISH DBS Corp. 5.875% 11/15/24	310,000	310,387
NBCUniversal Media LLC 4.375% 4/01/21	370,000	412,228
Numericable-SFR SAS (a) 6.000% 5/15/22	200,000	202,500
Time Warner Cable, Inc. 4.125% 2/15/21	40,000	43,019
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	22,975
Time Warner Cable, Inc. 5.875% 11/15/40	50,000	59,801
Time Warner Cable, Inc. 6.550% 5/01/37	70,000	87,909
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	153,808
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	281,322
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	29,331
Time Warner, Inc. 4.750% 3/29/21	200,000	223,301
Time Warner, Inc. 6.250% 3/29/41	20,000	25,811
Time Warner, Inc. 7.700% 5/01/32	300,000	426,629
United Business Media Ltd. (a) 5.750% 11/03/20	110,000	121,524
Univision Communications, Inc. (a) 6.750% 9/15/22	261,000	279,923
Viacom, Inc. 4.250% 9/01/23	80,000	84,520

		4,096,423

Mining — 1.4%
Barrick Gold Corp. 3.850% 4/01/22	50,000	48,893
Barrick Gold Corp. 4.100% 5/01/23	170,000	167,707
Barrick Gold Corp. 6.950% 4/01/19	140,000	163,428
Barrick NA Finance LLC 4.400% 5/30/21	180,000	184,854
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	41,781
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	148,876
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	482,707
FMG Resources August 2006 Property. Ltd. (a) 8.250% 11/01/19	30,000	25,800

	Principal Amount	Value
FMG Resources August 2006 Property Ltd. (a) 6.000% 4/01/17	$80,000	$78,800
FMG Resources August 2006 Property Ltd. (a) 6.875% 4/01/22	50,000	36,938
Freeport-McMoRan Copper & Gold, Inc. 3.100% 3/15/20	120,000	116,923
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	30,000	27,769
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,074
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	101,885
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	260,000	274,180
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	20,000	21,095
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	80,000	101,449
Southern Copper Corp. 5.250% 11/08/42	400,000	364,620
Vale Overseas Ltd. 4.375% 1/11/22	502,000	482,558
Vale Overseas Ltd. 6.875% 11/21/36	361,000	349,159
Xstrata Finance Canada Ltd. (a) 2.700% 10/25/17	180,000	182,634

		3,422,130

Oil & Gas — 2.7%
Antero Resources Corp. 5.375% 11/01/21	60,000	58,200
Apache Corp. 5.100% 9/01/40	330,000	353,354
Apache Corp. 6.000% 1/15/37	30,000	35,813
Atwood Oceanics, Inc. 6.500% 2/01/20	70,000	67,200
BP Capital Markets PLC 3.125% 10/01/15	190,000	192,403
BP Capital Markets PLC 3.506% 3/17/25	90,000	91,796
BP Capital Markets PLC 3.561% 11/01/21	20,000	21,042
California Resources Corp. (a) 6.000% 11/15/24	130,000	114,075
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	219,450
Concho Resources, Inc. 5.500% 4/01/23	30,000	30,222
Concho Resources, Inc. 6.500% 1/15/22	98,000	102,655
Conoco, Inc. 6.950% 4/15/29	125,000	170,808

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Continental Resources, Inc. 4.500% 4/15/23	$30,000	$29,116
Continental Resources, Inc., Series A 5.000% 9/15/22	20,000	19,725
Devon Energy Corp. 5.600% 7/15/41	150,000	174,673
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	81,783
Ecopetrol SA 5.875% 5/28/45	190,000	176,785
Hess Corp. 8.125% 2/15/19	130,000	156,084
Kerr-McGee Corp. 6.950% 7/01/24	230,000	287,824
Kerr-McGee Corp. 7.875% 9/15/31	130,000	177,112
Noble Energy, Inc. 5.250% 11/15/43	30,000	31,352
Noble Energy, Inc. 8.250% 3/01/19	300,000	358,898
Occidental Petroleum Corp. 3.125% 2/15/22	120,000	123,588
Petrobras Global Finance BV 5.375% 1/27/21	660,000	598,719
Petrobras Global Finance BV 6.250% 3/17/24	240,000	226,272
Petrobras International Finance Co. 3.875% 1/27/16	30,000	29,426
Petrobras International Finance Co. 5.750% 1/20/20	142,000	131,716
Petrobras International Finance Co. 6.125% 10/06/16	166,000	165,542
Petroleos Mexicanos 6.375% 1/23/45	220,000	245,960
Petroleos Mexicanos Co. 6.625% 6/15/35	623,000	713,335
Plains Exploration & Production Co. 6.500% 11/15/20	26,000	27,592
Plains Exploration & Production Co. 6.875% 2/15/23	36,000	38,205
QEP Resources, Inc. 5.250% 5/01/23	70,000	68,600
QEP Resources, Inc. 6.875% 3/01/21	190,000	201,875
Range Resources Corp. 5.000% 8/15/22	40,000	39,800
Range Resources Corp. 5.000% 3/15/23	150,000	149,250
Samson Investment Co. 9.750% 2/15/20	180,000	48,600
Shell International Finance BV 4.375% 3/25/20	210,000	234,939
Sinopec Group Overseas Development 2012 Ltd. (a) 2.750% 5/17/17	200,000	203,716

	Principal Amount	Value
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	$330,000	$358,014
Transocean, Inc. 5.050% 12/15/16	70,000	70,700

		6,626,219

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 3.200% 8/15/21	190,000	196,013
Cie Generale de Geophysique — Veritas 6.500% 6/01/21	230,000	183,425
Key Energy Services, Inc. 6.750% 3/01/21	190,000	122,550
Schlumberger Norge AS (a) 4.200% 1/15/21	20,000	21,992
Superior Energy Services, Inc. 7.125% 12/15/21	50,000	50,500

		574,480

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. FRN (a) 3.271% 12/15/19	200,000	195,000
Rock Tenn Co. 3.500% 3/01/20	80,000	83,048
Rock Tenn Co. 4.000% 3/01/23	30,000	31,578

		309,626

Pharmaceuticals — 0.8%
AbbVie, Inc. 1.750% 11/06/17	160,000	160,568
AbbVie, Inc. 2.900% 11/06/22	110,000	109,115
Actavis Funding SCS 3.450% 3/15/22	140,000	143,399
Actavis Funding SCS 3.800% 3/15/25	200,000	206,406
Actavis Funding SCS 4.550% 3/15/35	80,000	83,385
Actavis Funding SCS 4.750% 3/15/45	100,000	106,286
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	182,786
Merck & Co., Inc. 2.750% 2/10/25	150,000	149,879
Pfizer, Inc. 6.200% 3/15/19	240,000	280,786
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	5,000	5,266
VRX Escrow Corp. (a) 5.375% 3/15/20	370,000	373,237
Wyeth 5.950% 4/01/37	20,000	25,605

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Zoetis, Inc. 3.250% 2/01/23	$40,000	$39,864

		1,866,582

Pipelines — 0.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	70,000	70,350
Access Midstream Partners LP/ACMP Finance Corp. 5.875% 4/15/21	30,000	31,322
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	371,543
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	47,871
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	220,000	224,928
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	80,000	82,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	32,000	33,440
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.375% 6/01/20	111,000	120,990
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	30,150
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	108,500
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	29,330
Sabine Pass Liquefaction LLC 5.625% 2/01/21	100,000	100,656
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,219
Williams Cos., Inc. 7.750% 6/15/31	78,000	89,466
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	267,515
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	141,050

		1,755,530

Real Estate — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	227,550

	Principal Amount	Value
Retail — 0.4%
1011778 B.C. Unlimited Liability Co./New Red Finance, Inc. (a) 6.000% 4/01/22	$110,000	$113,850
CVS Health Corp. 2.750% 12/01/22	120,000	120,567
CVS Health Corp. 5.750% 5/15/41	50,000	63,823
CVS Pass-Through Trust (a) 5.298% 1/11/27	10,977	12,089
CVS Pass-Through Trust 5.880% 1/10/28	116,843	134,794
CVS Pass-Through Trust 6.036% 12/10/28	99,451	117,561
CVS Pass-Through Trust 6.943% 1/10/30	82,103	102,077
Family Tree Escrow LLC (a) 5.250% 3/01/20	110,000	115,225
QVC, Inc. 5.950% 3/15/43	10,000	10,236
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	68,085

		858,307

Savings & Loans — 0.1%
The Goldman Sachs Capital II VRN 5.793% 12/31/49	390,000	302,250
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/15	10,000	9,400

		311,650

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	33,565

Software — 0.2%
Activision Blizzard, Inc. (a) 5.625% 9/15/21	80,000	85,200
First Data Corp. (a) 6.750% 11/01/20	80,000	85,200
First Data Corp. 11.750% 8/15/21	78,000	90,187
First Data Corp. 12.625% 1/15/21	20,000	23,700
Oracle Corp. 1.200% 10/15/17	260,000	260,846

		545,133

Telecommunications — 2.5%
Altice Financing SA (a) 6.625% 2/15/23	200,000	206,000
America Movil SAB de CV 5.000% 3/30/20	100,000	113,322
America Movil SAB de CV 5.625% 11/15/17	160,000	176,736

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 3.000% 2/15/22	$60,000	$60,205
AT&T, Inc. 3.900% 3/11/24	60,000	62,791
AT&T, Inc. 4.350% 6/15/45	110,000	105,213
AT&T, Inc. 5.500% 2/01/18	30,000	33,025
AT&T, Inc. 5.550% 8/15/41	140,000	157,449
AT&T, Inc. 5.800% 2/15/19	200,000	226,633
CenturyLink, Inc. (a) 5.625% 4/01/25	130,000	130,487
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	329,672
Intelsat Jackson Holdings SA 5.500% 8/01/23	30,000	28,312
Intelsat Jackson Holdings SA 7.500% 4/01/21	225,000	231,469
Qwest Corp. 6.875% 9/15/33	100,000	100,353
Rogers Communications, Inc. 6.800% 8/15/18	120,000	139,214
Sprint Capital Corp. 8.750% 3/15/32	240,000	247,800
Sprint Corp. 7.625% 2/15/25	440,000	437,800
Sprint Corp. 7.875% 9/15/23	30,000	30,600
Telecom Italia Capital SA 7.175% 6/18/19	10,000	11,513
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	92,525
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	66,249
Verizon Communications, Inc. 3.450% 3/15/21	130,000	135,960
Verizon Communications, Inc. 4.150% 3/15/24	90,000	96,680
Verizon Communications, Inc. 4.500% 9/15/20	110,000	121,470
Verizon Communications, Inc. 5.150% 9/15/23	750,000	859,863
Verizon Communications, Inc. 6.000% 4/01/41	130,000	156,348
Verizon Communications, Inc. 6.400% 9/15/33	311,000	388,172
Verizon Communications, Inc. 6.550% 9/15/43	1,062,000	1,382,893

	Principal Amount	Value
West Corp. (a) 5.375% 7/15/22	$120,000	$117,300

		6,246,054

Transportation — 0.1%
Florida East Coast Holdings Corp. (a) 6.750% 5/01/19	130,000	130,975

TOTAL CORPORATE DEBT (Cost $61,929,877)		65,663,948

MUNICIPAL OBLIGATIONS — 0.1%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	57,310
State of California 5.000% 4/01/42	70,000	79,615
State of California 5.000% 11/01/43	50,000	57,303
Tennessee Valley Authority 5.250% 9/15/39	130,000	170,177

		364,405

TOTAL MUNICIPAL OBLIGATIONS (Cost $301,803)		364,405

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.6%
Automobile ABS — 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A (a) 1.920% 9/20/19	100,000	100,012
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A (a) 2.970% 2/20/20	150,000	155,060
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	119,376

		374,448

Commercial MBS — 5.2%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ VRN 5.575% 6/10/49	240,000	246,944
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ VRN 5.597% 4/10/49	250,000	252,088
CD Mortgage Trust, Series 2006-CD2, Class AM VRN 5.345% 1/15/46	60,000	61,839
CD Mortgage Trust, Series 2006-CD2, Class AJ VRN 5.384% 1/15/46	270,000	258,098

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CD Mortgage Trust, Series 2007-CD4, Class AJ VRN 5.398% 12/11/49	$90,000	$76,868
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E FRN (a) 3.175% 2/15/31	250,000	248,124
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3 3.372% 10/10/47	120,000	125,506
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	403,015
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E VRN (a) 4.400% 3/10/47	270,000	218,729
COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class XA VRN 2.109% 5/15/45	2,332,088	235,405
COMM 2013-CCRE9 Mortgage Trust, Series 2013-CR9, Class E VRN (a) 4.259% 7/10/45	280,000	229,029
COMM 2014-SAVA Mortgage Trust, Series 2014-SAVA, Class D FRN (a) 3.275% 6/15/34	250,000	248,693
COMM 2015-LC19 Mortgage Trust, Series 2015-LC19, Class C VRN 4.263% 2/10/48	120,000	123,904
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	190,000	185,880
Credit Suisse Mortgage Trust, Series 2015, Class F (a) 1.000% 3/15/17	260,000	257,665
Credit Suisse Mortgage Trust, Series 2015, Class TF (a) 1.000% 3/15/28	270,000	248,908
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F FRN (a) 4.003% 9/15/38	500,000	498,344
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	230,000	205,669
Credit Suisse Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	180,000	194,337
Credit Suisse Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	227,352
EQTY 2014-INNS Mortgage Trust, Series 2014-INNS, Class D FRN (a) 2.525% 5/08/31	190,000	189,351
Fannie Mae-Aces, Series 2014-M4, Class X2 VRN 0.290% 3/25/24	5,925,237	117,964

	Principal Amount	Value
Fannie Mae-Aces, Series 2015-M4, Class ABV2 2.369% 7/25/22	$250,000	$252,198
Fannie Mae-Aces, Series 2014-M5, Class SA FRN 4.314% 1/25/17	3,251,121	50,932
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	3,550,298	40,047
GE Business Loan Trust, Series 2004-2A, Class B FRN (a) 0.655% 12/15/32	291,894	279,382
GE Business Loan Trust, Series 2005-2A, Class B FRN (a) 0.675% 11/15/33	237,716	224,509
GE Business Loan Trust, Series 2004-1, Class B FRN (a) 0.875% 5/15/32	263,994	250,574
GE Business Loan Trust, Series 2006-2A, Class D FRN (a) 0.925% 11/15/34	366,133	318,639
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA VRN (a) 1.666% 8/10/44	791,988	43,626
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ VRN 5.502% 6/12/47	400,000	400,332
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	130,000	136,853
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	570,000	592,208
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	600,000	522,013
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4 VRN 5.882% 2/15/51	220,000	238,071
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA VRN 1.283% 4/15/47	2,630,851	147,074
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D VRN (a) 3.928% 11/15/47	220,000	199,283

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D VRN (a) 3.961% 9/15/47	$80,000	$72,690
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	268,969
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class C VRN 4.461% 9/15/47	230,000	241,700
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B VRN 4.888% 1/15/47	30,000	33,756
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ VRN 5.802% 8/12/43	165,000	167,453
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ VRN 6.193% 9/12/49	260,000	254,487
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	390,000	246,920
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E VRN (a) 4.662% 11/15/45	150,000	153,258
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.399% 12/15/43	190,000	173,887
Motel 6 Trust, Series 2015-MTL6, Class F (a) 5.000% 2/05/30	630,000	614,771
PFP III Ltd., Series 2014-1, Class D FRN (a) 4.275% 6/14/31	130,000	130,190
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3 5.678% 5/15/46	330,000	355,048
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ VRN 5.825% 7/15/45	240,000	244,756
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	441,526
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B VRN 4.301% 7/15/46	140,000	151,645

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (a) 1.076% 2/15/44	$916,980	$24,934
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class D VRN (a) 3.909% 9/15/57	220,000	198,552
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	203,028
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B VRN 4.204% 11/15/47	190,000	203,113
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C 4.290% 11/15/47	190,000	197,232

		12,927,368

Home Equity ABS — 1.0%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.474% 12/25/45	128,290	128,004
Bear Stearns Asset-Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.974% 12/25/42	24,461	24,465
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F VRN 6.340% 12/15/28	1	1
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.414% 12/25/36	1,063,291	612,521
GSAA Trust, Series 2006-5, Class 2A3 FRN 0.444% 3/25/36	851,567	579,374
GSAA Trust, Series 2005-6, Class M1 FRN 0.604% 6/25/35	580,000	471,223
Mastr Asset-Backed Securities Trust, Series 2004-WMC2, Class M1 FRN 1.074% 4/25/34	605,029	581,781

		2,397,369

Manufactured Housing ABS — 0.2%
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 2.902% 3/18/29	200,000	174,205
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.500% 6/19/29	75,000	64,605
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.672% 2/20/32	150,000	136,077

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.672% 3/13/32	$71,850	$64,129
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.674% 2/20/30	75,000	64,690
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	65,076	65,154

		568,860

Other ABS — 1.7%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3 FRN 1.193% 8/25/34	645,369	556,856
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	238,616	238,612
HSI Asset Securitization Corp., Series 2005-II, Class 2A4 FRN 0.564% 11/25/35	2,400,000	1,706,780
Park Place Securities, Inc., Series 2005-WHQ2, Class M2 FRN 0.634% 5/25/35	1,157,984	1,092,436
Small Business Administration Participation Certificates, Series 2015-20C, Class 1 2.720% 3/01/35	150,000	152,147
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	413,663	414,682

		4,161,513

Student Loans ABS — 0.9%
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.902% 6/15/43	400,000	381,461
National Collegiate Student Loan, Series 2006-3, Class A4 FRN 0.444% 3/26/29	550,000	505,028
National Collegiate Student Loan, Series 2007-4, Class A3L FRN 1.024% 3/25/38	1,270,000	938,465
SLM Private Education Loan Trust, Series 2011-A, Class A3 FRN (a) 2.675% 1/15/43	235,000	248,619
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	191,919	190,893

		2,264,466

WL Collateral CMO — 6.0%
Alternative Loan Trust, Series 2005-36, Class 3A1 FRN 2.516% 8/25/35	801,436	675,806

	Principal Amount	Value
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	$557,982	$572,030
Banc of America Alternative Loan Trust, Series 2006-3, Class 4CB1 6.500% 4/25/36	791,298	691,040
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	396,601	400,953
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1 FRN 2.480% 8/25/34	251,367	255,027
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC8, Class A3 FRN 7.476% 11/25/35	1,685,778	552,745
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4 FRN 0.524% 5/25/37	3,125,061	1,384,753
Connecticut Avenue Securities, Series 2014-C03, Class 1M2 FRN 3.174% 7/25/24	1,350,000	1,270,281
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.574% 9/25/35	182,511	166,659
Credit Suisse Mortgage Trust, Series 2015-3R, Class 4A2 (a) (b) 0.421% 12/29/35	766,000	540,030
Credit Suisse Mortgage Trust, Series 2014-11R, Class 15A1 VRN (a) 2.413% 1/27/36	229,209	232,182
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1 FRN 0.354% 1/25/37	670,936	514,086
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.524% 9/25/35	234,686	205,239
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 FRN 2.611% 10/25/35	248,272	225,671
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A FRN 2.694% 2/25/36	129,307	112,244
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.954% 12/25/34	26,414	22,035
JP Morgan Resecuritization Trust, Series 2015-1, Class 1A1 FRN (a) 0.331% 12/27/36	616,976	594,533
Lehman Mortgage Trust, Series 2007-4, Class 2A2 FRN 6.496% 5/25/37	2,006,214	683,752

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lehman Mortgage Trust, Series 2007-2, Class 2A12 FRN 6.516% 2/25/37	$766,039	$246,656
Lehman Mortgage Trust, Series 2006-8, Class 4A2 FRN 7.576% 12/25/36	456,995	160,055
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 FRN 2.041% 9/25/33	721,781	736,562
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 FRN 2.766% 3/25/36	195,853	162,598
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	180,647	184,871
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	63,791	65,557
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,111,022	1,114,171
RALI Series Trust, Series 2006-QS7, Class A5 FRN 5.426% 6/25/36	1,023,596	194,027
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A FRN 2.417% 8/25/34	260,117	255,476
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1 FRN 2.534% 8/25/36	647,029	516,816
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.278% 3/25/46	730,463	598,194
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.434% 11/25/45	206,021	191,979
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.464% 10/25/45	150,485	140,412
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.000% 10/25/46	1,080,355	879,624
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A FRN 1.088% 8/25/46	574,484	400,990

		14,947,054

	Principal Amount	Value
WL Collateral PAC — 0.5%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6 FRN 27.905% 7/25/36	$137,788	$232,214
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 FRN 1.936% 11/25/36	1,080,827	933,312

		1,165,526

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,143,475)		38,806,604

SOVEREIGN DEBT OBLIGATIONS — 4.8%
Brazil Notas do Tesouro Nacional, Series B BRL (c) 6.000% 8/15/50	547,000	420,025
Brazil Notas do Tesouro Nacional, Series F BRL (c) 10.000% 1/01/17	3,067,000	913,540
Colombia Government International Bond 5.625% 2/26/44	300,000	335,250
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	437,525
Mexican Bonos MXN (c) 6.500% 6/09/22	33,508,000	2,296,261
Mexican Bonos MXN (c) 7.750% 11/13/42	26,885,600	2,043,390
Mexican Bonos MXN (c) 8.000% 6/11/20	2,730,800	200,246
Mexican Bonos MXN (c) 10.000% 12/05/24	4,820,000	410,380
Mexico Government International Bond 4.750% 3/08/44	164,000	172,200
Mexico Government International Bond 5.550% 1/21/45	700,000	820,750
Peruvian Government International Bond 5.625% 11/18/50	40,000	48,900
Poland Government International Bond 4.000% 1/22/24	490,000	538,020
Portugal Government International Bond (a) 5.125% 10/15/24	400,000	442,512
Republic of Turkey 5.750% 3/22/24	230,000	255,783
Republic of Turkey 7.000% 3/11/19	380,000	431,262

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Resolution Funding Corp. Principal Strip 0.010% 10/15/19	$1,280,000	$1,190,365
Russian Foreign Bond STEP (d) 7.500% 3/31/30	320,950	368,258
Russian Foreign Bond STEP (a) 7.500% 3/31/30	104,800	120,248
South Africa Government International Bond 5.875% 9/16/25	380,000	435,176

		11,880,091

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,599,824)		11,880,091

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 21.0%
Collateralized Mortgage Obligations — 2.8%
Federal Home Loan Mortgage Corp. Series 4092, Class AI 3.000% 9/15/31	1,457,716	181,228
Series 4206, Class CZ 3.000% 5/15/43	105,647	101,304
Series 4226, Class GZ 3.000% 7/15/43	105,121	100,051
Series 4097, Class ST 5.876% 8/15/42 FRN	79,458	15,723
Series 4136, Class SQ 5.976% 11/15/42 FRN	83,240	20,030
Series R007, Class ZA 6.000% 5/15/36	337,986	382,019
Series 3621, Class SB 6.056% 1/15/40 FRN	112,619	20,767
Series 4203, Class PS 6.076% 9/15/42 FRN	490,182	94,679
Series 3349, Class AS 6.326% 7/15/37 FRN	1,094,721	203,847
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K715, Class X1 1.169% 1/25/21 VRN	2,147,828	121,908
Series K007, Class X1 1.179% 4/25/20 VRN	1,250,665	56,089
Series K015, Class X1 1.651% 7/25/21 VRN	395,128	33,942
Federal National Mortgage Association Series 409, Class C2 3.000% 4/25/27	356,903	37,851
Series 409, Class C13 3.500% 11/25/41	222,609	37,931
Series 409, Class C18 4.000% 4/25/42	390,305	71,911

	Principal Amount	Value
Series 409, Class C22 4.500% 11/25/39	$276,143	$52,099
Series 2011-59, Class NZ 5.500% 7/25/41	614,241	719,668
Series 2013-9, Class CB 5.500% 4/25/42	1,219,173	1,371,322
Series 2012-93, Class SG 5.926% 9/25/42 FRN	158,122	32,998
Series 2012-128, Class SQ 5.976% 11/25/42 FRN	86,356	21,062
Series 2012-128, Class SL 5.976% 11/25/42 FRN	85,794	20,855
Series 2012-124, Class SE 5.976% 11/25/42 FRN	655,146	141,867
Series 2012-134, Class SK 5.976% 12/25/42 FRN	410,493	86,274
Series 2012-133, Class CS 5.976% 12/25/42 FRN	161,104	32,345
Series 2012-46, Class BA 6.000% 5/25/42	367,168	419,233
Series 2011-90, Class AS 6.226% 9/25/41 FRN	740,463	151,427
Series 2010-142, Class SM 6.356% 12/25/40 FRN	178,031	27,309
Series 2011-87, Class SG 6.376% 4/25/40 FRN	594,238	114,765
Series 2011-96, Class SA 6.376% 10/25/41 FRN	647,586	114,184
Series 2012-74, Class SA 6.476% 3/25/42 FRN	182,282	33,167
Series 2012-28, Class B 6.500% 6/25/39	137,836	152,701
Series 2013-9, Class BC 6.500% 7/25/42	390,780	448,461
Series 2012-51, Class B 7.000% 5/25/42	317,789	355,398
Government National Mortgage Association Series 2010-H28, Class FE 0.571% 12/20/60 FRN	288,831	288,274
Series 2011-H08, Class FG 0.651% 3/20/61 FRN	245,179	245,464
Series 2011-H09, Class AF 0.671% 3/20/61 FRN	159,632	159,947
Series 2013-178, Class IO 0.931% 6/16/55 VRN	518,661	30,067
Series 2013-162, Class IO 1.038% 9/16/46 VRN	3,319,865	221,567
Series 2013-178, Class A 2.250% 3/16/35	93,207	94,358
Series 2012-66, Class CI 3.500% 2/20/38	218,963	25,865

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-176, Class IA 4.000% 11/20/44	$370,493	$65,299
Series 2014-117, Class SJ 5.424% 8/20/44 FRN	184,801	30,899
Series 2010-31, Class GS 6.324% 3/20/39 FRN	68,555	7,365
Series 2010-85, Class HS 6.474% 1/20/40 FRN	174,725	29,115
Series 2013-152, Class HS 6.524% 6/20/43 FRN	249,255	48,530

		7,021,165

Pass-Through Securities — 18.2%
Federal Home Loan Mortgage Corp. Pool #1N1640 1.918% 1/01/37 FRN	144,912	151,796
Pool #1N1637 2.116% 1/01/37 FRN	313,480	331,632
Pool #1J1368 2.623% 10/01/36 FRN	110,971	118,670
Pool #U90245 3.500% 10/01/42	175,571	185,577
Pool #U99114 3.500% 2/01/44	97,895	103,474
Pool #G14492 4.000% 10/01/25	858,676	919,655
Pool #U90316 4.000% 10/01/42	87,145	94,801
Pool #U91254 4.000% 4/01/43	184,471	200,677
Pool #Q19135 4.000% 6/01/43	91,497	99,292
Pool #Q19236 4.000% 6/01/43	96,822	104,737
Pool #Q19615 4.000% 7/01/43	88,627	96,178
Pool #U95137 4.000% 8/01/43	92,769	100,919
Pool #G07784 4.000% 7/01/44	1,130,459	1,222,530
Pool #G07786 4.000% 8/01/44	382,210	414,653
Pool #A93471 4.500% 8/01/40	130,518	142,484
Pool #A93316 4.500% 8/01/40	107,442	117,293
Pool #U99076 4.500% 12/01/43	668,935	747,822
Pool #U92272 4.500% 12/01/43	94,226	105,338
Pool #U99084 4.500% 2/01/44	575,503	643,372
Pool #U99091 4.500% 3/01/44	192,165	214,827

	Principal Amount	Value
Pool #G06875 5.500% 12/01/38	$27,886	$31,501
Pool #G06669 6.500% 9/01/39	55,368	63,484
Pool #G07509 6.500% 9/01/39	59,105	67,897
Pool #G07335 7.000% 3/01/39	139,883	162,823
Federal National Mortgage Association Pool #950385 1.331% 8/01/37 FRN	29,283	30,027
Pool #AP9633 2.500% 10/01/42	171,142	169,631
Pool #AQ7306 3.000% 1/01/43	88,391	90,504
Pool #AR1202 3.000% 1/01/43	88,841	90,964
Pool #AR7989 3.500% 3/01/33	329,536	350,170
Pool #MA1543 3.500% 8/01/33	85,739	90,787
Pool #AS0589 3.500% 9/01/33	91,681	97,078
Pool #MA1608 3.500% 10/01/33	169,974	179,980
Pool #MA1652 3.500% 11/01/33	86,151	91,222
Pool #AS1348 3.500% 12/01/33	85,613	90,653
Pool #MA1177 3.500% 9/01/42	87,042	92,221
Pool #MA1213 3.500% 10/01/42	528,894	560,359
Pool #MA1372 3.500% 3/01/43	270,001	285,895
Pool #MA1403 3.500% 4/01/43	721,264	763,723
Pool #AK8441 4.000% 4/01/42	83,617	90,372
Pool #AO2711 4.000% 5/01/42	76,656	82,849
Pool #AO6086 4.000% 6/01/42	95,024	102,700
Pool #AP0692 4.000% 7/01/42	75,903	82,034
Pool #AP5333 4.000% 7/01/42	382,160	413,031
Pool #AP2530 4.000% 8/01/42	70,941	76,672
Pool #AP2958 4.000% 8/01/42	77,508	83,769
Pool #AP4903 4.000% 9/01/42	89,202	96,408

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AP7399 4.000% 9/01/42	$169,050	$182,574
Pool #AX3706 4.000% 9/01/42	866,527	930,027
Pool #AP9229 4.000% 10/01/42	72,970	78,807
Pool #AP9766 4.000% 10/01/42	351,007	382,213
Pool #AQ3599 4.000% 11/01/42	92,036	99,399
Pool #MA1253 4.000% 11/01/42	264,122	287,604
Pool #AQ4555 4.000% 12/01/42	164,083	176,466
Pool #AQ7003 4.000% 12/01/42	146,973	158,731
Pool #AQ7082 4.000% 1/01/43	186,669	201,894
Pool #AL3508 4.000% 4/01/43	84,541	91,833
Pool #AB9383 4.000% 5/01/43	267,975	290,166
Pool #AQ4078 4.000% 6/01/43	86,938	94,436
Pool #AQ4080 4.000% 6/01/43	89,047	96,421
Pool #AT8394 4.000% 6/01/43	88,882	96,548
Pool #AB9683 4.000% 6/01/43	170,745	184,031
Pool #AT9637 4.000% 7/01/43	269,868	292,216
Pool #AT9653 4.000% 7/01/43	181,720	197,393
Pool #AT9657 4.000% 7/01/43	169,279	182,451
Pool #AS0070 4.000% 8/01/43	95,551	104,046
Pool #MA1547 4.000% 8/01/43	93,938	102,290
Pool #AS4346 4.000% 1/01/45	1,488,521	1,616,440
Pool #AS4347 4.000% 1/01/45	199,103	215,529
Pool #AX7573 4.000% 1/01/45	1,395,031	1,514,916
Pool #MA0706 4.500% 4/01/31	80,661	88,359
Pool #MA0734 4.500% 5/01/31	251,567	275,574
Pool #MA0776 4.500% 6/01/31	83,508	91,477

	Principal Amount	Value
Pool #MA0913 4.500% 11/01/31	$59,597	$65,284
Pool #MA0939 4.500% 12/01/31	67,324	73,748
Pool #993117 4.500% 1/01/39	23,252	25,391
Pool #AA0856 4.500% 1/01/39	29,890	32,630
Pool #AA2450 4.500% 2/01/39	5,468	5,971
Pool #AA3495 4.500% 2/01/39	47,468	51,834
Pool #935520 4.500% 8/01/39	101,977	111,390
Pool #AD5481 4.500% 5/01/40	1,533,750	1,676,281
Pool #AD6914 4.500% 6/01/40	168,037	183,653
Pool #AD8685 4.500% 8/01/40	330,002	361,082
Pool #MA1591 4.500% 9/01/43	187,515	209,980
Pool #MA1629 4.500% 10/01/43	189,279	211,955
Pool #AL4341 4.500% 10/01/43	31,398	34,315
Pool #AU6423 4.500% 10/01/43	867,173	947,759
Pool #MA1664 4.500% 11/01/43	93,811	105,050
Pool #MA1711 4.500% 12/01/43	187,634	210,113
Pool #AL4741 4.500% 1/01/44	94,966	106,344
Pool #AW0318 4.500% 2/01/44	498,182	544,167
Pool #AL5562 4.500% 4/01/44	91,610	100,124
Pool #AS2322 4.500% 4/01/44	41,190	44,992
Pool #AL5540 4.500% 7/01/44	193,733	215,460
Pool #890604 4.500% 10/01/44	1,070,865	1,188,116
Pool #AS4271 4.500% 1/01/45	99,136	110,935
Pool #915154 5.000% 4/01/37	155,264	172,707
Pool #974965 5.000% 4/01/38	520,399	578,049
Pool #983077 5.000% 5/01/38	144,707	160,964

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #310088 5.000% 6/01/38	$143,699	$159,842
Pool #AE2266 5.000% 3/01/40	194,741	216,618
Pool #937948 5.500% 6/01/37	39,779	44,884
Pool #995072 5.500% 8/01/38	78,967	89,323
Pool #481473 6.000% 2/01/29	142	162
Pool #867557 6.000% 2/01/36	2,946	3,351
Pool #AE0469 6.000% 12/01/39	495,518	565,924
Pool #AL4324 6.500% 5/01/40	362,936	418,360
Pool #AE0758 7.000% 2/01/39	207,766	241,532
Federal National Mortgage Association TBA Pool #299 2.500% 10/01/27 (e)	700,000	717,555
Pool #2342 3.000% 11/01/27 (e)	4,900,000	5,127,008
Pool #8098 3.500% 10/01/26 (e)	600,000	635,719
Pool #19687 4.500% 4/01/40 (e)	1,500,000	1,632,187
Pool #29986 5.000% 10/01/27 (e)	3,300,000	3,664,289
Government National Mortgage Association Pool #783298 4.500% 4/20/41	676,834	737,299
Pool #783368 4.500% 7/20/41	86,298	94,007
Pool #4747 5.000% 7/20/40	398,448	445,701
Pool #487588 6.000% 4/15/29	4,520	5,196
Pool #595077 6.000% 10/15/32	753	874
Pool #596620 6.000% 10/15/32	1,327	1,542
Pool #598000 6.000% 12/15/32	67	77
Pool #604706 6.000% 10/15/33	102,070	118,771
Pool #636251 6.000% 3/15/35	10,673	12,429
Pool #782034 6.000% 1/15/36	122,207	142,584

	Principal Amount	Value
Pool #658029 6.000% 7/15/36	$56,325	$65,079
Government National Mortgage Association TBA Pool #2552 3.500% 2/01/42 (e)	900,000	946,125
Government National Mortgage Association II TBA Pool #2543 3.500% 3/01/43 (e)	2,500,000	2,625,000
Pool #1572 4.000% 1/01/43 (e)	400,000	425,578

		45,149,632

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $51,771,136)		52,170,797

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds & Notes — 9.0%
U.S. Treasury Bond 3.000% 11/15/44	4,230,000	4,633,172
U.S. Treasury Bond 3.125% 8/15/44	990,000	1,109,245
U.S. Treasury Bond 3.375% 5/15/44	3,290,000	3,854,955
U.S. Treasury Inflation Index 0.125% 7/15/24	413,448	413,286
U.S. Treasury Inflation Index 0.375% 7/15/23	462,024	473,755
U.S. Treasury Inflation Index 0.625% 1/15/24	851,505	886,895
U.S. Treasury Inflation Index 0.625% 2/15/43	1,240,337	1,215,240
U.S. Treasury Inflation Index 0.750% 2/15/42	103,444	104,608
U.S. Treasury Inflation Index 1.375% 2/15/44	1,143,340	1,343,872
U.S. Treasury Inflation Index 2.125% 2/15/40	367,690	490,894
U.S. Treasury Inflation Index 2.375% 1/15/25	1,227,640	1,487,937
U.S. Treasury Note 0.250% 10/31/15	10,000	10,005
U.S. Treasury Note 0.500% 7/31/16	180,000	180,275
U.S. Treasury Note 0.625% 11/30/17	180,000	179,205
U.S. Treasury Note 1.375% 2/29/20	90,000	90,011
U.S. Treasury Note 1.500% 12/31/18	250,000	253,262

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.500% 10/31/19	$30,000	$30,231
U.S. Treasury Note 1.500% 11/30/19	510,000	513,780
U.S. Treasury Note 1.500% 1/31/22	40,000	39,466
U.S. Treasury Note 1.625% 7/31/19	270,000	273,984
U.S. Treasury Note 1.625% 12/31/19	140,000	141,755
U.S. Treasury Note 1.750% 9/30/19	30,000	30,572
U.S. Treasury Note 2.000% 5/31/21	2,960,000	3,026,080
U.S. Treasury Note 2.000% 2/15/25	250,000	251,484
U.S. Treasury Note 2.375% 8/15/24	1,200,000	1,247,098

		22,281,067

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,086,095)		22,281,067

TOTAL BONDS & NOTES (Cost $191,110,018)		196,341,315

	Units
PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
U.S. Treasury Note 10 Year Futures Call, Expires 4/24/15, Strike 129.50	100	48,438

TOTAL PURCHASED OPTIONS (Cost $54,981)		48,438

TOTAL LONG-TERM INVESTMENTS (Cost $191,327,659)		196,550,199

	Principal Amount
SHORT-TERM INVESTMENTS — 26.3%
Discount Notes — 18.9%
Federal Home Loan Mortgage Corp., 0.010%, due 5/04/15	$5,200,000	5,199,237
Federal Home Loan Mortgage Corp., 0.049%, due 6/01/15	15,000,000	14,998,781
Federal Home Loan Mortgage Corp., 0.051%, due 5/06/15	2,200,000	2,199,893
Federal Home Loan Mortgage Corp., 0.059%, due 6/12/15	8,000,000	7,999,072

	Principal Amount	Value
Federal Home Loan Mortgage Corp., 0.086%, due 4/27/15	$6,600,000	$6,599,595
Federal National Mortgage Association, 0.162%, due 8/03/15	10,000,000	9,994,489

		46,991,067

Repurchase Agreement — 6.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (f)	16,985,589	16,985,589

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/15	238,606	238,606

U.S. Treasury Bills — 0.4%
U.S. Treasury Bill 0.000% 4/02/15	1,000,000	999,997

TOTAL SHORT-TERM INVESTMENTS (Cost $65,215,259)		65,215,259

TOTAL INVESTMENTS —105.5% (Cost $256,542,918) (g)		261,765,458

Other Assets/(Liabilities) — (5.5)%		(13,694,460)

NET ASSETS — 100.0%		$248,070,998

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $22,802,453 or 9.19% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $540,030 or 0.22% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2015, these securities amounted to a value of $368,258 or 0.15% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Maturity value of $16,985,594. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 5/15/40, and an aggregate market value, including accrued interest, of $17,327,585.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 56.1%

COMMON STOCK — 53.7%
Basic Materials — 4.2%
Chemicals — 1.9%
Akzo Nobel NV	13,348	$1,010,510
Arkema	7,713	608,795
Asahi Kasei Corp.	74,000	708,048
BASF SE	3,046	303,096
CF Industries Holdings, Inc.	461	130,776
The Dow Chemical Co.	8,462	406,007
FMC Corp.	15,389	881,020
Hitachi Chemical Co. Ltd.	28,000	599,341
JSR Corp.	31,300	542,995
Koninklijke DSM NV	12,195	681,358
Linde AG	1,723	351,267
LyondellBasell Industries NV Class A	6,180	542,604
Monsanto Co.	5,351	602,202
Nitto Denko Corp.	21,400	1,430,671
Potash Corp. of Saskatchewan, Inc.	8,055	259,670
PPG Industries, Inc.	879	198,250
Shin-Etsu Chemical Co. Ltd.	26,488	1,731,504
Syngenta AG	4,785	1,627,536
Ube Industries Ltd.	219,600	343,926

		12,959,576

Forest Products & Paper — 0.0%
International Paper Co.	2,642	146,605

Iron & Steel — 0.1%
Gerdau SA Sponsored ADR (Brazil)	98,686	315,795
Nippon Steel & Sumitomo Metal Corp.	102,000	257,091
Yamato Kogyo Co. Ltd.	300	7,258

		580,144

Machinery – Construction & Mining — 0.3%
Rio Tinto PLC	54,999	2,246,821

Mining — 1.8%
Antofagasta PLC	172,198	1,857,019
Barrick Gold Corp.	55,025	603,074
BHP Billiton PLC	25,671	557,362
Cameco Corp.	51,911	723,120
Constellium NV (a)	46,285	940,511
Eldorado Gold Corp.	77,445	355,261
First Quantum Minerals Ltd.	135,307	1,639,858
Freeport-McMoRan, Inc.	154,555	2,928,817
Goldcorp, Inc.	66,382	1,202,842
Platinum Group Metals Ltd. (a)	310,967	169,411
Platinum Group Metals Ltd. (a)	74,247	41,630
Southern Copper Corp.	57,360	1,673,765

		12,692,670

	Number of Shares	Value
Pharmaceuticals — 0.1%
Bayer AG	2,295	$344,836

		28,970,652

Communications — 5.8%
Internet — 2.4%
Dena Co. Ltd.	14,800	289,977
Dropbox, Inc. (a) (b)	87,114	1,663,982
eBay, Inc. (a)	31,611	1,823,323
Facebook, Inc. Class A (a)	13,237	1,088,280
Google, Inc. Class A (a)	4,460	2,473,962
Google, Inc. Class C (a)	6,821	3,737,908
Gree, Inc.	60,100	418,275
SINA Corp. (a)	22,422	721,092
Trend Micro, Inc.	4,900	161,673
Twitter, Inc. (a)	67,918	3,401,333
VeriSign, Inc. (a)	2,129	142,579
Yahoo! Japan Corp.	30,800	127,297

		16,049,681

Media — 1.1%
Comcast Corp. Class A	35,673	2,014,454
DISH Network Corp. Class A (a)	9,997	700,390
Liberty Broadband Corp. (a)	6,080	343,398
Liberty Broadband Corp. (a)	16,190	916,354
Liberty Media Corp. Class A (a)	17,666	681,024
Liberty Media Corp. Class C (a)	39,494	1,508,671
NOS SGPS	49,134	355,186
RTL Group (a)	695	66,833
Time Warner Cable, Inc.	1,022	153,177
TV Asahi Holdings Corp.	2,300	38,408
Viacom, Inc. Class B	1,325	90,498
The Walt Disney Co.	5,840	612,558

		7,480,951

Telecommunications — 2.3%
Amdocs Ltd.	2,621	142,582
America Movil SAB de C.V. Sponsored ADR (Mexico)	33,444	684,264
AT&T, Inc.	44,453	1,451,391
Axiata Group	262,512	500,752
BT Group PLC	98,291	636,812
Cisco Systems, Inc.	87,735	2,414,906
Deutsche Telekom AG	35,946	658,203
Ei Towers SpA (a)	15,770	840,736
Far EasTone Telecommunications Co. Ltd.	91,087	219,595
Harris Corp.	1,603	126,252
Hitachi Kokusai Electric, Inc.	3,000	40,275
KDDI Corp.	26,400	598,122
Motorola Solutions, Inc.	1,773	118,206
Nippon Telegraph & Telephone Corp.	9,970	614,364

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
NTT DOCOMO, Inc.	8,800	$152,900
Orange S.A.	17,618	283,452
QUALCOMM, Inc.	17,233	1,194,936
Samsung SDI Co. Ltd.	1,325	162,437
Singapore Telecommunications Ltd.	218,828	697,537
Taiwan Mobile Co. Ltd.	63,000	219,946
TDC A/S	19,925	142,729
Telecom Italia SpA (a)	114,296	134,001
Telecom Italia SpA-RSP	54,481	51,237
Telekom Malaysia	117,824	230,178
Verizon Communications, Inc.	7,205	350,309
Verizon Communications, Inc.	49,180	2,391,623
Vodafone Group PLC	112,498	367,648
Vodafone Group PLC Sponsored ADR (United Kingdom)	13,195	431,213

		15,856,606

		39,387,238

Consumer, Cyclical — 5.7%
Airlines — 0.2%
Japan Airlines Co. Ltd.	48,600	1,514,816

Auto Manufacturers — 2.0%
Bayerische Motoren Werke AG	6,155	770,302
Daihatsu Motor Co. Ltd.	1,700	26,029
Dongfeng Motor Group Co. Ltd. Class H	91,500	146,813
Ford Motor Co.	113,154	1,826,306
Fuji Heavy Industries Ltd.	94,630	3,146,284
Honda Motor Co. Ltd.	32,960	1,071,194
Hyundai Motor Co.	4,525	686,807
Isuzu Motors Ltd.	45,600	606,588
Maruti Suzuki India Ltd.	7,854	463,441
Paccar, Inc.	9,963	629,064
Renault SA	3,554	323,894
Suzuki Motor Corp.	50,037	1,505,258
Tesla Motors, Inc. (a)	1,567	295,803
Toyota Motor Corp.	26,600	1,856,455
Volkswagen AG	258	66,589
Yulon Motor Co. Ltd.	143,000	195,090

		13,615,917

Automotive & Parts — 1.3%
Aisin Seiki Co. Ltd.	18,340	666,176
BorgWarner, Inc.	9,899	598,692
Bridgestone Corp.	41,200	1,653,193
Cheng Shin Rubber Industry Co. Ltd.	115,211	264,390
Delphi Automotive PLC	10,833	863,823
Denso Corp.	41,970	1,916,148
EXEDY Corp.	300	7,157
Futaba Industrial Co. Ltd. (a)	20,610	95,963
Hyundai Wia Corp.	1,752	222,974
Koito Manufacturing Co. Ltd.	8,200	246,721
Lear Corp.	1,772	196,373

	Number of Shares	Value
Stanley Electric Co. Ltd.	2,800	$63,324
Sumitomo Electric Industries Ltd.	36,100	473,797
Toyota Industries Corp.	34,621	1,984,115

		9,252,846

Distribution & Wholesale — 0.6%
Canon Marketing Japan, Inc.	2,500	50,206
Hitachi High-Technologies Corp.	3,900	119,081
Mitsubishi Corp.	60,620	1,222,058
Mitsui & Co. Ltd.	145,152	1,950,081
Sumitomo Corp.	60,300	645,673
Toyota Tsusho Corp.	5,300	140,561

		4,127,660

Entertainment — 0.1%
Delta Topco Ltd. (a) (b)	800,425	415,770
Manchester United PLC Class A (a)	4,299	68,398
RAI Way SpA (a) (c)	87,628	376,882
SeaWorld Entertainment, Inc.	10,437	201,225

		1,062,275

Home Builders — 0.0%
MRV Engenharia e Participacoes SA	1,662	4,182

Home Furnishing — 0.1%
Alpine Electronics, Inc.	3,500	58,368
Haier Electronics Group Co. Ltd.	138,000	360,268
Sony Corp. (a)	13,100	350,224

		768,860

Leisure Time — 0.1%
Sega Sammy Holdings, Inc.	26,300	384,410
Yamaha Corp.	6,900	120,919

		505,329

Lodging — 0.1%
Las Vegas Sands Corp.	3,693	203,263
Wyndham Worldwide Corp.	1,626	147,104

		350,367

Retail — 0.9%
ASKUL Corp.	100	2,356
Autobacs Seven Co. Ltd.	2,100	33,203
Coach, Inc.	28,691	1,188,668
CVS Health Corp.	1,778	183,507
FamilyMart Co. Ltd.	7,100	297,276
The Home Depot, Inc.	1,112	126,334
Kohl’s Corp.	1,963	153,605
Lowe’s Cos., Inc.	1,765	131,298
Macy’s, Inc.	1,784	115,799
McDonald’s Corp.	16,282	1,586,518
Ryohin Keikaku Co. Ltd.	2,500	363,609
Shimamura Co. Ltd.	700	64,869
Tiffany & Co.	3,873	340,863
Wal-Mart Stores, Inc.	6,999	575,668
Yamada Denki Co. Ltd.	132,300	545,793

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Zhongsheng Group Holdings Ltd.	213,850	$140,910

		5,850,276

Textiles — 0.1%
Coats Group PLC (a)	111,362	40,645
Kuraray Co. Ltd.	31,910	432,592

		473,237

Toys, Games & Hobbies — 0.2%
Namco Bandai Holdings, Inc.	4,900	95,478
Nintendo Co. Ltd.	7,100	1,044,885
Sanrio Co. Ltd.	18,300	490,313

		1,630,676

		39,156,441

Consumer, Non-cyclical — 11.4%
Agriculture — 0.4%
Archer-Daniels-Midland Co.	2,845	134,853
Chaoda Modern Agriculture Holdings Ltd. (a)	1,265,139	71,803
Japan Tobacco, Inc.	9,500	300,161
Philip Morris International, Inc.	26,448	1,992,328
SLC Agricola SA	25,087	137,636

		2,636,781

Beverages — 0.9%
Asahi Group Holdings Ltd.	4,200	133,453
The Coca-Cola Co.	52,582	2,132,200
Constellation Brands, Inc. Class A (a)	1,588	184,542
Diageo PLC	5,618	154,906
Diageo PLC Sponsored ADR (United Kingdom)	7,281	805,060
Kirin Holdings Co. Ltd.	19,300	253,506
PepsiCo, Inc.	8,223	786,283
SABMiller PLC	22,395	1,171,902
Suntory Beverage & Food Ltd.	9,200	393,808

		6,015,660

Biotechnology — 0.9%
Alexion Pharmaceuticals, Inc. (a)	3,711	643,116
Amgen, Inc.	14,418	2,304,718
Biogen, Inc. (a)	1,972	832,657
Celgene Corp. (a)	7,646	881,431
Mesoblast Ltd. (a)	56,372	155,281
Regeneron Pharmaceuticals, Inc. (a)	674	304,298
Vertex Pharmaceuticals, Inc. (a)	7,168	845,609

		5,967,110

Commercial Services — 1.1%
Alliance Data Systems Corp. (a)	472	139,830
Benesse Holdings, Inc.	700	22,049
Cintas Corp.	1,761	143,751
MasterCard, Inc. Class A	26,788	2,314,215
McKesson Corp.	7,362	1,665,284
Qualicorp SA (a)	37,344	266,781

	Number of Shares	Value
Secom Co. Ltd.	1,400	$93,559
Sohgo Security Services Co. Ltd.	3,800	129,673
Visa, Inc. Class A	46,546	3,044,574

		7,819,716

Cosmetics & Personal Care — 0.7%
Beiersdorf AG	1,907	165,867
Colgate-Palmolive Co.	12,963	898,854
The Procter & Gamble Co.	43,552	3,568,651

		4,633,372

Foods — 0.8%
Ajinomoto Co., Inc.	18,000	394,986
Boulder Brands, Inc. (a)	1,675	15,963
Cosan Ltd. Class A	38,854	245,946
Danone SA	5,229	351,897
The Fresh Market, Inc. (a)	2,141	87,010
The Kroger Co.	2,832	217,101
Mondelez International Inc. Class A	9,279	334,879
Nestle SA	41,989	3,170,145
Unilever PLC	14,959	623,915

		5,441,842

Health Care – Products — 0.4%
Becton, Dickinson & Co.	1,100	157,949
C.R. Bard, Inc.	807	135,051
Getinge AB	7,288	180,247
Medtronic PLC	14,838	1,157,216
Mindray Medical International Ltd. ADR (Cayman Islands)	13,226	361,731
Zimmer Holdings, Inc.	4,452	523,199

		2,515,393

Health Care – Services — 1.9%
Aetna, Inc.	13,979	1,489,183
Al Noor Hospitals Group PLC	30,562	459,498
Anthem, Inc.	1,216	187,763
Bangkok Dusit Medical Services PCL	1,045,900	633,197
Bumrungrad Hospital PCL	75,300	351,739
Catalent, Inc. (a)	20,081	625,523
Catamaran Corp. (a)	11,400	678,756
Envision Healthcare Holdings, Inc. (a)	20,747	795,647
HCA Holdings, Inc. (a)	20,777	1,563,054
Healthscope Ltd.	368,553	857,238
HEALTHSOUTH Corp.	8,429	373,910
Humana, Inc.	5,369	955,789
IHH Healthcare Bhd	545,100	883,632
Life Healthcare Group Holdings Ltd.	90,562	315,951
NMC Health PLC	51,805	510,208
Raffles Medical Group Ltd.	87,700	251,085
Siloam International Hospitals Tbk PT (a)	328,680	336,810
Spire Healthcare Group PLC (a) (c)	118,342	655,994
Tenet Healthcare Corp. (a)	19,482	964,554

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	3,818	$451,631

		13,341,162

Household Products — 0.2%
Hypermarcas SA (a)	44,954	277,481
Kimberly-Clark Corp.	7,606	814,678

		1,092,159

Pharmaceuticals — 4.1%
Abbott Laboratories	8,714	403,720
AbbVie, Inc.	51,657	3,024,001
Actavis PLC (a)	8,949	2,663,401
AmerisourceBergen Corp.	1,588	180,508
Astellas Pharma, Inc.	27,750	454,729
AstraZeneca PLC	23,750	1,628,303
AstraZeneca PLC Sponsored ADR (United Kingdom)	5,146	352,141
Bristol-Myers Squibb Co.	18,322	1,181,769
Cardinal Health, Inc.	1,931	174,311
Eisai Co. Ltd.	3,900	277,337
Eli Lilly & Co.	3,005	218,313
Gilead Sciences, Inc. (a)	7,531	739,017
Medipal Holdings Corp.	1,100	14,344
Merck & Co., Inc.	24,943	1,433,724
Mylan NV (a)	27,014	1,603,281
Novartis AG	20,603	2,037,413
Otsuka Holdings Co. Ltd.	14,100	441,596
Perrigo Co. PLC	4,039	668,656
Pfizer, Inc. (d)	95,797	3,332,778
Receptos, Inc. (a)	102	16,819
Roche Holding AG	7,077	1,951,431
Sanofi	12,427	1,222,830
Sawai Pharmaceutical Co. Ltd.	1,800	106,630
Ship Healthcare Holdings, Inc.	8,900	203,216
Shire Ltd.	16,058	1,276,938
Sino Biopharmaceutical Ltd.	396,000	401,672
Sinopharm Group Co.	82,800	336,707
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	28,280	1,761,844

		28,107,429

		77,570,624

Diversified — 0.3%
Holding Company – Diversified — 0.3%
Keppel Corp. Ltd.	166,900	1,091,645
Wharf Holdings Ltd.	177,000	1,231,581

		2,323,226

Energy — 4.8%
Coal — 0.1%
CONSOL Energy, Inc.	26,887	749,878

Energy – Alternate Sources — 0.1%
NextEra Energy Partners LP	4,553	199,512
TerraForm Power, Inc.	10,798	394,235

		593,747

	Number of Shares	Value
Oil & Gas — 3.9%
Anadarko Petroleum Corp.	55,644	$4,607,880
Athabasca Oil Corp. (a)	97,140	161,063
Chevron Corp.	2,677	281,031
ConocoPhillips	94	5,852
Diamondback Energy, Inc. (a)	13,983	1,074,454
Eclipse Resources Corp. (a)	25,759	144,766
EOG Resources, Inc.	42	3,851
EQT Corp.	4,143	343,330
Exxon Mobil Corp.	201	17,085
Gulfport Energy Corp. (a)	13,169	604,589
Helmerich & Payne, Inc.	1,461	99,450
Inpex Corp.	121,500	1,340,504
KazMunaiGas Exploration Production GDR (Kazakhstan) (e)	24,852	305,862
Lundin Petroleum AB (a)	98,853	1,354,307
Marathon Oil Corp.	3,091	80,706
Marathon Petroleum Corp.	1,712	175,292
Occidental Petroleum Corp.	57	4,161
Ocean Rig UDW, Inc.	21,321	140,505
Oil & Natural Gas Corp. Ltd.	131,548	642,529
Ophir Energy PLC (a)	241,423	481,296
Petroleo Brasileiro SA Sponsored ADR (Brazil)	61,413	369,092
Phillips 66	39,948	3,139,913
Pioneer Natural Resources Co.	4,679	765,063
Royal Dutch Shell PLC ADR (United Kingdom)	59,625	3,556,631
Royal Dutch Shell PLC Class A	16,989	507,341
Statoil ASA	157,105	2,775,825
Stone Energy Corp. (a)	19,532	286,730
Suncor Energy, Inc.	1,125	32,874
Suncor Energy, Inc.	3,862	112,964
Total SA	17,556	873,435
Total SA Sponsored ADR (France)	38,552	1,914,492
Valero Energy Corp.	3,043	193,596

		26,396,469

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	31	1,971
Halliburton Co.	57	2,501
Oceaneering International, Inc.	26,338	1,420,408
SBM Offshore NV (a)	127,604	1,588,004
Schlumberger Ltd.	89	7,426

		3,020,310

Pipelines — 0.3%
Enbridge, Inc.	645	31,090
Kinder Morgan, Inc.	119	5,005
TransCanada Corp.	40,731	1,741,733
The Williams Cos., Inc.	46	2,327

		1,780,155

		32,540,559

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 9.1%
Banks — 3.4%
Banco Bilbao Vizcaya Argentaria SA	57,024	$575,480
Banco Popolare SC (a)	3,143	49,081
Banco Santander SA	41,668	313,386
Bank of America Corp.	200,403	3,084,202
The Bank of New York Mellon Corp.	17,157	690,398
The Bank of Yokohama Ltd.	20,000	116,946
Barclays PLC	53,252	191,078
BNP Paribas	19,439	1,182,238
Capital One Financial Corp.	8,834	696,296
The Chiba Bank Ltd.	17,000	124,854
Commonwealth Bank of Australia	9,337	662,543
Deutsche Bank AG	17,013	591,917
Fukuoka Financial Group, Inc.	68,000	350,485
HSBC Holdings PLC	222,619	1,894,527
Intesa Sanpaolo	217,231	737,163
Lloyds Banking Group PLC (a)	540,488	627,332
Mitsubishi UFJ Financial Group, Inc.	261,700	1,620,327
Regions Financial Corp.	81,808	773,086
The Shizuoka Bank Ltd.	11,000	109,913
Societe Generale	6,997	338,287
Standard Chartered PLC	18,753	303,644
Sumitomo Mitsui Financial Group, Inc.	36,230	1,388,307
SunTrust Banks, Inc.	8,283	340,348
Svenska Handelsbanken AB	6,784	306,188
The Toronto-Dominion Bank	11,585	495,853
U.S. Bancorp	25,836	1,128,258
UBI Banca	7,398	57,752
UniCredit SpA	51,917	352,143
Wells Fargo & Co.	62,965	3,425,296
Westpac Banking Corp.	15,012	449,126

		22,976,454

Diversified Financial — 1.8%
American Express Co.	18,149	1,417,800
Ameriprise Financial, Inc.	1,076	140,784
The Charles Schwab Corp.	22,277	678,112
Citigroup, Inc.	44,887	2,312,578
CME Group, Inc.	6,349	601,314
Credit Suisse Group	7,822	210,582
Discover Financial Services	10,217	575,728
The Goldman Sachs Group, Inc.	4,236	796,241
JP Morgan Chase & Co.	60,040	3,637,223
Morgan Stanley	9,552	340,911
UBS Group AG	84,498	1,585,827

		12,297,100

Insurance — 2.2%
ACE Ltd.	1,207	134,569
AIA Group Ltd.	107,000	669,936
Allstate Corp.	7,034	500,610
American International Group, Inc.	23,753	1,301,427

	Number of Shares	Value
AXA SA	38,992	$983,248
Axis Capital Holdings Ltd.	2,155	111,155
Berkshire Hathaway, Inc. Class A (a)	6	1,305,000
Berkshire Hathaway, Inc. Class B (a)	11,480	1,656,794
The Chubb Corp.	1,065	107,672
CNA Financial Corp.	2,787	115,465
ING Groep NV (a)	52,235	766,150
Legal & General Group PLC	105,619	435,971
Lincoln National Corp.	3,627	208,407
Marsh & McLennan Cos., Inc.	14,260	799,843
MetLife, Inc.	13,328	673,730
Millea Holdings, Inc.	29,575	1,117,789
Mitsui Sumitomo Insurance Group Holdings, Inc.	14,566	408,712
Prudential Financial, Inc.	5,446	437,368
Prudential PLC	45,411	1,124,386
Reinsurance Group of America, Inc. Class A	1,552	144,631
Sompo Japan Nipponkoa Holdings	9,300	289,208
Sony Financial Holdings, Inc.	31,600	508,726
Xl Group PLC	13,604	500,627
Zurich Financial Services AG	1,118	378,672

		14,680,096

Investment Companies — 0.0%
BHF Kleinwort Benson Group (a)	33,219	167,588
RHJ International Deposit Shares (c)	11,800	59,438

		227,026

Real Estate — 1.3%
BR Malls Participacoes SA	65,213	346,135
Capitaland Ltd.	442,400	1,152,219
China Overseas Land & Investment Ltd.	268,000	861,698
Cyrela Brazil Realty SA	28,289	117,444
Daikyo, Inc.	33,000	49,766
Daito Trust Construction Co. Ltd.	4,000	447,463
Dalian Wanda Commercial Properties Co. Ltd. (a) (c)	55,100	341,000
Global Logistic Properties Ltd.	621,800	1,197,711
Mitsubishi Estate Co. Ltd.	21,000	487,427
Nomura Real Estate Holdings, Inc.	18,700	337,318
Sun Hung Kai Properties Ltd.	118,250	1,821,934
The St. Joe Co. (a)	105,745	1,962,627

		9,122,742

Real Estate Investment Trusts (REITS) — 0.4%
American Capital Agency Corp.	8,457	180,388
American Tower Corp.	7,712	726,085
Crown Castle International Corp.	9,086	749,958
Fibra Uno Administracion SA de CV	249,572	661,010
TF Administradora Industrial S de RL de CV	81,209	164,510

		2,481,951

		61,785,369

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 7.7%
Aerospace & Defense — 1.0%
The Boeing Co.	875	$131,320
Dassault Aviation SA	643	777,676
European Aeronautic Defence and Space Co.	21,916	1,424,112
General Dynamics Corp.	1,219	165,455
L-3 Communications Holdings, Inc.	1,141	143,526
Northrop Grumman Corp.	1,309	210,697
Raytheon Co.	1,630	178,078
Safran SA	31,345	2,190,573
United Technologies Corp.	12,366	1,449,295

		6,670,732

Biotechnology — 0.1%
Daikin Industries Ltd.	11,000	736,745

Building Materials — 0.2%
Compagnie de Saint-Gobain	12,962	568,662
Rinnai Corp.	7,600	564,148

		1,132,810

Electrical Components & Equipment — 0.9%
Energizer Holdings, Inc.	915	126,316
GS Yuasa Corp.	68,000	306,447
Hitachi Ltd.	186,600	1,275,750
Mitsubishi Electric Corp.	89,000	1,059,266
Mobileye NV (a)	60,753	2,553,449
Schneider Electric SA	7,821	608,346

		5,929,574

Electronics — 0.9%
Agilent Technologies, Inc.	21,338	886,594
Avnet, Inc.	2,758	122,731
Fanuc Ltd.	3,050	666,506
Hoya Corp.	15,820	634,604
Keyence Corp.	400	218,484
Koninklijke Philips NV	10,720	304,516
Kyocera Corp.	12,900	708,002
Mabuchi Motor Co. Ltd.	2,600	137,923
Murata Manufacturing Co. Ltd.	2,670	367,845
NEC Corp.	188,000	552,809
Omron Corp.	5,500	248,212
PerkinElmer, Inc.	12,094	618,487
TE Connectivity Ltd.	2,369	169,668
Waters Corp. (a)	4,136	514,187

		6,150,568

Engineering & Construction — 0.2%
Bouygues SA	4,115	161,658
Chiyoda Corp.	4,000	34,246
COMSYS Holdings Corp.	1,400	17,313
JGC Corp.	18,030	358,655
Kinden Corp.	6,000	75,082
Maeda Road Construction Co. Ltd.	3,000	48,734

	Number of Shares	Value
Nippo Corp.	1,000	$16,552
Okumura Corp.	69,230	324,038
SHO-BOND Holdings Co. Ltd.	200	8,800
Toda Corp.	82,200	347,097

		1,392,175

Hand & Machine Tools — 0.2%
SMC Corp.	900	268,621
Stanley Black & Decker, Inc.	12,482	1,190,283
THK Co. Ltd.	2,800	71,319

		1,530,223

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	13,220	1,775,975

Machinery – Construction & Mining — 0.1%
Komatsu Ltd.	18,700	367,775

Machinery – Diversified — 0.6%
CNH Industrial NV	8,333	67,997
Cummins India Ltd.	30,686	428,968
Haitian International Holdings Ltd.	148,171	337,059
IHI Corp.	105,000	492,126
Kubota Corp.	25,220	399,576
Mitsubishi Heavy Industries Ltd.	115,000	634,241
Nabtesco Corp.	6,600	191,268
Rockwell Automation, Inc.	12,369	1,434,680

		3,985,915

Manufacturing — 1.2%
3M Co.	855	141,032
Colfax Corp. (a)	25,532	1,218,642
Danaher Corp.	6,913	586,914
Dover Corp.	1,706	117,919
Eaton Corp. PLC	23,665	1,607,800
General Electric Co.	147,231	3,652,801
Nikon Corp.	39,500	529,986
Parker Hannifin Corp.	933	110,822
Siemens AG	2,629	284,628

		8,250,544

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	6,510	1,367,100

Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	12,624	681,949
Sealed Air Corp.	13,984	637,111

		1,319,060

Transportation — 1.7%
Canadian National Railway Co.	12,040	805,115
CSX Corp.	17,653	584,667
Deutsche Post AG	10,447	326,808
East Japan Railway	24,553	1,971,538
FedEx Corp.	9,245	1,529,585
J.B. Hunt Transport Services, Inc.	10,552	901,088
Kamigumi Co. Ltd.	5,000	47,240
Kansas City Southern	5,932	605,539

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Nippon Express Co. Ltd.	29,000	$162,313
Novorossiysk Commercial Sea Port-Reg GDR (Russia) (e)	16,302	29,996
Seino Holdings Co. Ltd.	7,700	83,604
Union Pacific Corp.	16,191	1,753,647
United Continental Holdings, Inc. (a)	16,814	1,130,741
United Parcel Service, Inc. Class B	16,703	1,619,189

		11,551,070

		52,160,266

Technology — 2.9%
Computers — 0.6%
Accenture PLC Class A	1,445	135,382
Apple, Inc.	14,587	1,815,060
Atos Origin SA	8,750	600,792
Computer Sciences Corp.	2,450	159,936
International Business Machines Corp.	7,465	1,198,133
NS Solutions Corp.	300	9,262
SanDisk Corp.	2,012	128,004
SCSK Corp.	600	16,816
Seagate Technology	2,207	114,830
Western Digital Corp.	2,062	187,663

		4,365,878

Internet — 0.0%
Check Point Software Technologies Ltd. (a)	1,836	150,497

Office Equipment/Supplies — 0.0%
Canon, Inc.	8,900	314,738

Semiconductors — 0.7%
Intel Corp.	3,059	95,655
KLA-Tencor Corp.	4,957	288,943
Rohm Co. Ltd.	17,360	1,189,265
Samsung Electronics Co. Ltd.	1,514	1,962,602
SK Hynix, Inc.	4,796	196,087
Taiwan Semiconductor Manufacturing Co. Ltd.	149,000	691,259

		4,423,811

Software — 1.6%
Activision Blizzard, Inc. (d)	75,105	1,706,761
Adobe Systems, Inc. (a)	1,953	144,405
Electronic Arts, Inc. (a)	9,005	529,629
Fidelity National Information Services, Inc.	2,623	178,521
GungHo Online Entertainment, Inc.	73,700	288,788
Intuit, Inc.	1,488	144,276
King Digital Entertainment PLC	12,865	206,355
Lookout, Inc. (a) (b)	3,711	42,391
Microsoft Corp.	55,443	2,254,035
Nexon Co. Ltd.	14,900	158,858
Nuance Communications, Inc. (a)	19,615	281,475

	Number of Shares	Value
Oracle Corp.	49,252	$2,125,224
SAP SE	3,940	286,106
Ubisoft Entertainment (a)	16,435	303,892
Veeva Systems, Inc. Class A (a)	46,860	1,196,336
Worldline SA (a) (c)	41,775	758,848

		10,605,900

		19,860,824

Utilities — 1.8%
Electric — 1.1%
The AES Corp.	35,438	455,378
American Electric Power Co., Inc.	15,475	870,469
Calpine Corp. (a)	37,264	852,228
CenterPoint Energy, Inc.	20,247	413,241
Chubu Electric Power Co., Inc.	32,000	382,356
Dominion Resources, Inc.	12,703	900,262
Enel SpA	114,766	516,941
National Grid PLC	51,799	662,251
NextEra Energy, Inc.	9,641	1,003,146
NRG Energy, Inc.	28,002	705,370
NRG Yield, Inc. Class A	4,801	243,555
PPL Corp.	7,698	259,115

		7,264,312

Gas — 0.6%
Beijing Enterprises Holdings Ltd.	146,422	1,156,914
Gas Natural SDG SA	4,827	108,363
Gaz De France	28,013	554,306
Sempra Energy	8,461	922,418
Tokyo Gas Co. Ltd.	230,988	1,454,748

		4,196,749

Water — 0.1%
American Water Works Co., Inc.	12,313	667,488

		12,128,549

TOTAL COMMON STOCK (Cost $334,006,828)		365,883,748

PREFERRED STOCK — 2.4%
Basic Materials — 0.0%
Iron & Steel — 0.0%
Cliffs Natural Resources, Inc. 7.000%	10,204	53,877

Consumer, Non-cyclical — 0.1%
Health Care – Services — 0.1%
Grand Rounds, Inc. (a) (b)	121,323	336,853

Communications — 0.3%
Internet — 0.3%
Uber Technologies, Inc. Series D (a) (b)	65,060	2,210,101

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 1.580%	7,139	$1,899,777

Consumer, Non-cyclical — 0.3%
Foods — 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	9,628	288,851

Health Care – Services — 0.1%
Invitae Corp. Series F (a) (b)	27,973	445,386

Pharmaceuticals — 0.2%
Actavis PLC 5.500%	1,161	1,174,932

Financial — 1.0%
Banks — 0.4%
HSBC Holdings PLC 8.000%	14,008	367,430
Itau Unibanco Holding SA 3.000%	33,381	369,314
Royal Bank of Scotland Group PLC, Series M 6.400%	10,775	269,267
Royal Bank of Scotland Group PLC, Series Q 6.750%	8,822	222,226
Royal Bank of Scotland Group PLC, Series T 7.250%	12,724	325,098
US Bancorp, Series F 6.500%	13,364	397,044
US Bancorp, Series G 6.000%	6,837	186,719
Wells Fargo & Co. 7.500%	240	293,520

		2,430,618

Diversified Financial — 0.2%
Citigroup Capital XIII 7.875%	24,692	654,832
RBS Capital Funding Trust V 5.900%	19,285	473,447
RBS Capital Funding Trust VII, Series G 6.080%	23,752	588,337

		1,716,616

Real Estate — 0.0%
Forestar Group, Inc. 6.000%	13,600	277,447

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 5.250%	2,607	269,564
Crown Castle International Corp. 4.500%	7,754	812,852
Health Care REIT, Inc. 6.500% (a)	11,054	742,386

		1,824,802

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	30,037	788,471

		7,037,954

Government — 0.0%
U.S. Government Agencies — 0.0%
Federal National Mortgage Association, Series S 8.250%	32,782	136,373

Industrial — 0.1%
Aerospace & Defense — 0.1%
United Technologies Corp. 7.500%	4,464	274,714

	Number of Shares	Value
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. 6.250%	1,807	$211,871

		486,585

Technology — 0.2%
Semiconductors — 0.0%
Samsung Electronics Co. Ltd. 1.530%	177	175,717

Software — 0.2%
Lookout Inc., Series F (a) (b)	55,056	634,542
Palantir Technologies, Inc. Series I (a) (b)	107,092	952,048

		1,586,590

		1,762,307

Utilities — 0.1%
Electric — 0.1%
Dominion Resources, Inc. 6.375%	6,250	302,500
NextEra Energy, Inc. 5.599%	8,429	560,529

		863,029

TOTAL PREFERRED STOCK (Cost $13,968,510)		16,696,025

TOTAL EQUITIES (Cost $347,975,338)		382,579,773

	Principal Amount
BONDS & NOTES — 22.6%

BANK LOANS — 1.0%
Diversified Financial — 0.1%
Deutsche Raststatten Gruppe IV GmbH, EUR Term Loan A EUR (f) 3.271% 12/10/18	$315,357	339,681
Deutsche Raststatten Gruppe IV GmbH, EUR Term Loan B EUR (f) 3.521% 12/10/19	127,160	136,978

		476,659

Entertainment — 0.1%
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	680,056	678,478

Health Care – Products — 0.0%
Mallinckrodt International Finance S.A., Term Loan B 3.250% 3/19/21	164,538	164,025

Lodging — 0.2%
Hilton Worldwide Finance LLC, Term Loan B2 3.500% 10/26/20	1,454,594	1,455,918

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.1%
Charter Communications Operating, LLC, Term Loan G 4.250% 9/12/21	$419,000	$422,260

Oil & Gas — 0.3%
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	340,034	258,640
Drillships Ocean Ventures, Inc., Term Loan B 5.500% 7/25/21	297,170	247,114
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	471,533	343,884
Obsidian Natural Gas Trust, Term Loan 7.000% 11/02/15	156,420	157,202
Seadrill Partners Finco LLC, Term Loan B 4.000% 2/21/21	634,198	502,038
Sheridan Production Partners II, L.P., Term Loan A 4.250% 12/16/20	695,278	603,730
Sheridan Production Partners II, L.P., Term Loan B 4.250% 12/16/20	96,694	83,962
Sheridan Production Partners II, L.P., Term Loan M 4.250% 12/16/20	36,064	31,316

		2,227,886

Pharmaceuticals — 0.2%
Grifols Worldwide Operations USA, Inc., Term Loan B 3.178% 2/27/21	1,205,297	1,203,392

Real Estate — 0.0%
AP One Channel Center Owner LP, Mezzanine Term Loan 6.423% 7/15/19	265,000	265,000

TOTAL BANK LOANS (Cost $7,469,563)		6,893,618

CORPORATE DEBT — 8.0%
Agriculture — 0.1%
BAT International Finance PLC (c) 2.125% 6/07/17	336,000	341,498

Auto Manufacturers — 0.2%
Hyundai Capital America (c) 2.000% 3/19/18	215,000	218,444
Volkswagen International Finance NV EUR (c) (f) 5.500% 11/09/15	700,000	1,078,463

		1,296,907

	Principal Amount	Value
Banks — 1.6%
Banco Santander Chile FRN (c) 2.139% 6/07/18	$460,000	$468,280
Bank of America Corp. FRN 1.335% 3/22/18	254,000	256,892
Bank of America Corp. 2.600% 1/15/19	322,000	327,729
BNP Paribas SA 2.400% 12/12/18	1,013,000	1,032,963
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	259,836
Deutsche Bank AG 1.875% 2/13/18	400,000	400,564
Deutsche Bank Capital Funding Trust VII VRN (c) 5.628% 1/29/49	83,000	85,075
Export-Import Bank of Korea 2.875% 9/17/18	200,000	206,871
HSBC Holdings PLC VRN 6.375% 12/29/49	1,105,000	1,128,481
HSBC USA, Inc. 1.625% 1/16/18	366,000	366,009
Intesa Sanpaolo SpA 3.875% 1/16/18	200,000	209,836
Intesa Sanpaolo SpA 3.875% 1/15/19	746,000	786,798
JPMorgan Chase & Co. VRN 6.100% 12/31/49	1,299,000	1,337,970
Lloyds Bank PLC 2.300% 11/27/18	200,000	203,339
Lloyds TSB Bank PLC VRN GBP (f) 13.000% 1/29/49	565,000	1,482,968
Standard Chartered PLC VRN (c) (g) 6.500% 12/31/49	385,000	387,503
State Bank of India/London (c) 3.622% 4/17/19	496,000	514,856
Sumitomo Mitsui Banking Corp. 2.450% 1/10/19	439,000	445,981
UBS AG 2.375% 8/14/19	325,000	327,592
USB Capital IX VRN 3.500% 10/29/49	477,000	394,717

		10,624,260

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	240,000	241,483

Biotechnology — 0.2%
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	274,000	1,180,426

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Coal — 0.0%
Bumi Investment Pte Ltd. (c) (h) 10.750% 10/06/17	$251,000	$80,320

Computers — 0.0%
SunGard Data Systems, Inc. 7.375% 11/15/18	140,000	145,600

Diversified Financial — 1.5%
Ally Financial, Inc. 2.750% 1/30/17	502,000	500,148
Ally Financial, Inc. 3.500% 1/27/19	350,000	345,625
American Express Co. VRN 4.900% 12/29/49	365,000	370,293
Capital One Bank USA NA 2.150% 11/21/18	360,000	362,790
Citigroup, Inc. 1.800% 2/05/18	960,000	962,004
Citigroup, Inc. VRN 5.875% 12/29/49	674,000	680,740
Citigroup, Inc. VRN 5.950% 12/31/49	267,000	270,338
Credit Suisse Group Guernsey I Ltd. VRN (e) 7.875% 2/24/41	310,000	328,600
Ford Motor Credit Co. LLC 1.724% 12/06/17	793,000	791,244
Ford Motor Credit Co. LLC 2.375% 1/16/18	366,000	372,333
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	492,891
General Electric Capital Corp. 5.550% 5/04/20	245,000	284,935
General Electric Capital Corp. VRN 6.250% 12/29/49	500,000	562,500
General Electric Capital Corp. VRN 6.375% 11/15/67	381,000	413,385
General Motors Financial Co., Inc. 3.500% 7/10/19	511,000	524,625
The Goldman Sachs Group, Inc. VRN 5.700% 12/31/49	575,000	591,531
Hyundai Capital America (c) 2.125% 10/02/17	204,000	206,014
JP Morgan Chase & Co. VRN 5.150% 12/29/49	634,000	618,943
JP Morgan Chase & Co. 6.125% 6/27/17	266,000	291,468
Merrill Lynch & Co., Inc. 6.875% 4/25/18	318,000	363,747
Morgan Stanley VRN 5.450% 12/31/49	427,000	430,203
Morgan Stanley 7.300% 5/13/19	216,000	258,404

	Principal Amount	Value
Synchrony Financial 3.750% 8/15/21	$316,000	$327,693

		10,350,454

Electric — 0.0%
Empresa Distribuidora Y Comercializadora Norte (c) 9.750% 10/25/22	80,000	59,200

Electrical Components & Equipment — 0.3%
Suzlon Energy Ltd. STEP (c) 3.250% 7/16/19	1,196,000	1,817,920

Engineering & Construction — 0.0%
Odebrecht Finance Ltd. (c) 4.375% 4/25/25	400,000	334,000

Entertainment — 0.1%
Delta Topco Ltd. (b) 10.000% 11/24/60	738,372	742,256

Foods — 0.1%
Olam International Ltd., Convertible (e) 6.000% 10/15/16	500,000	521,250

Forest Products & Paper — 0.1%
TFS Corp. Ltd. (c) 11.000% 7/15/18	834,000	880,171

Health Care – Products — 0.1%
Medtronic, Inc. (c) 3.150% 3/15/22	710,000	737,238

Health Care – Services — 0.2%
Anthem, Inc., Convertible 2.750% 10/15/42	384,000	793,200
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (b) (c) (i) 8.000% 7/06/18	1,400,000	749,420

		1,542,620

Holding Company – Diversified — 0.1%
Hutchison Whampoa International 11 Ltd. (c) 3.500% 1/13/17	348,000	359,881
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (c) (h) (i) 5.500% 11/13/14	618,000	30,900

		390,781

Internet — 0.3%
Alibaba Group Holding Ltd. (c) 3.125% 11/28/21	565,000	568,983
Alibaba Group Holding Ltd. (c) 3.600% 11/28/24	605,000	606,953
SINA Corp., Convertible 1.000% 12/01/18	340,000	308,550

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Twitter, Inc., Convertible (c) 1.000% 9/15/21	$300,000	$291,750

		1,776,236

Media — 0.1%
Cablevision Systems Corp. 5.875% 9/15/22	203,000	212,642
NBCUniversal Enterprise, Inc. (c) 5.250% 12/31/49	300,000	318,060
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (c) 5.500% 1/15/23	202,000	211,353

		742,055

Office Equipment/Supplies — 0.0%
Xerox Corp. 6.350% 5/15/18	207,000	233,775

Oil & Gas — 0.8%
Chesapeake Energy Corp. FRN 3.503% 4/15/19	338,000	325,325
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	771,000	560,421
Cobalt International Energy, Inc., Convertible 3.125% 5/15/24	946,000	698,266
Petrobras Global Finance BV FRN 2.393% 1/15/19	966,000	836,797
Petrobras Global Finance BV 5.375% 1/27/21	198,000	179,616
Petrobras Global Finance BV 6.250% 3/17/24	466,000	439,345
Petroleos Mexicanos (c) 3.500% 7/23/20	638,000	652,355
Petronas Capital Ltd. (c) 3.500% 3/18/25	1,010,000	1,022,356
Reliance Holdings USA, Inc. (c) 4.500% 10/19/20	323,000	344,730
YPF SA (c) 8.750% 4/04/24	263,000	269,075
YPF SA (c) 8.875% 12/19/18	404,000	414,484

		5,742,770

Packaging & Containers — 0.1%
Constellium NV EUR (c) (f) 7.000% 1/15/23	250,000	272,780
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	73,920

		346,700

Pharmaceuticals — 0.6%
Actavis Funding SCS 3.000% 3/12/20	570,000	583,158

	Principal Amount	Value
BioMarin Pharmaceutical, Inc., Convertible 0.750% 10/15/18	$152,000	$226,195
BioMarin Pharmaceutical, Inc., Convertible 1.500% 10/15/20	147,000	222,613
Forest Laboratories, Inc. (c) 4.375% 2/01/19	417,000	446,689
Forest Laboratories, Inc. (c) 5.000% 12/15/21	293,000	325,803
Mylan, Inc. /PA 2.550% 3/28/19	449,000	451,354
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	339,000	1,507,067

		3,762,879

Pipelines — 0.0%
Sabine Pass Liquefaction LLC 5.625% 4/15/23	252,000	251,370

Real Estate — 0.4%
CapitaLand Ltd. SGD (c) (f) 1.950% 10/17/23	500,000	384,559
CapitaLand Ltd., Convertible SGD (e) (f) 2.100% 11/15/16	750,000	545,142
CapitaLand Ltd., Convertible SGD (e) (f) 2.950% 6/20/22	1,250,000	911,985
Forest City Enterprises, Inc., Convertible 4.250% 8/15/18	350,000	440,125
Sun Hung Kai Properties Capital Market Ltd. (e) 4.500% 2/14/22	200,000	217,018

		2,498,829

Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp. 3.400% 2/15/19	141,000	145,609
Trust F/1401 (c) 5.250% 12/15/24	270,000	290,250

		435,859

Savings & Loans — 0.2%
Dana Gas Sukuk Ltd., Convertible (c) 7.000% 10/31/17	1,224,670	961,366
Dana Gas Sukuk Ltd. (c) 9.000% 10/31/17	396,160	313,561

		1,274,927

Semiconductors — 0.0%
Intel Corp., Convertible 3.250% 8/01/39	214,000	337,852

Software — 0.1%
Salesforce.com, Inc., Convertible 0.250% 4/01/18	365,000	437,087

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	$350,000	$491,750

		928,837

Telecommunications — 0.6%
AT&T, Inc. 2.375% 11/27/18	888,000	899,430
Colombia Telecomunicaciones SA (c) 5.375% 9/27/22	216,000	219,985
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	113,300
Intelsat Jackson Holdings SA 7.500% 4/01/21	412,000	423,845
Telecom Italia Finance SA EUR (e) (f) 6.125% 11/15/16	500,000	752,138
Telecom Italia SpA (c) 5.303% 5/30/24	487,000	510,132
Telefonica Participaciones SAU EUR (f) 4.900% 9/25/17	800,000	938,909
Telefonica SA EUR (e) (f) 6.000% 7/24/17	200,000	255,996

		4,113,735

Transportation — 0.1%
Inversiones Alsacia SA (b) 8.000% 8/18/18	391,000	-
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (c) (i) 8.000% 12/31/18	447,096	326,380
Viterra, Inc. (c) 5.950% 8/01/20	366,000	411,713

		738,093

TOTAL CORPORATE DEBT (Cost $52,409,146)		54,470,301

STRUCTURED NOTES — 0.3%
Banks — 0.3%
Housing Development Finance Corp. Ltd., Credit Linked Notes Series SPLB2015-015 7.880% 1/15/16 (c)	2,090,000	2,083,222

TOTAL STRUCTURED NOTES (Cost $2,105,074)		2,083,222

SOVEREIGN DEBT OBLIGATIONS — 7.6%
City of Buenos Aires Argentina (c) 8.950% 2/19/21	327,000	343,350
Argentina Bonar Bonds 7.000% 4/17/17	1,195,931	1,124,346

	Principal Amount	Value
Argentina Bonar Bonds 7.000% 4/17/17	$168,849	$158,854
Argentina Bonar Bonds 8.750% 5/07/24	1,014,263	1,039,359
Australia Government Bond AUD (f) 2.750% 10/21/19	8,622,000	6,836,323
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 5/15/23	273,000	115,384
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/17	4,603,000	1,371,053
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	5,982,000	1,658,716
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/25	10,421,000	2,755,932
Brazilian Government International Bond 4.875% 1/22/21	221,000	232,050
Colombia Government International Bond 7.375% 1/27/17	665,000	734,825
Hungary Government International Bond 4.125% 2/19/18	730,000	763,142
Indonesia Treasury Bond IDR (f) 7.875% 4/15/19	21,816,000,000	1,706,904
Indonesia Treasury Bond IDR (f) 8.375% 3/15/24	5,320,000,000	431,907
Italy Buoni Poliennali Del Tesoro EUR (f) 1.500% 6/01/25	8,078,000	8,862,534
Japan Government Two Year Bond JPY (f) 0.100% 3/15/17	134,750,000	1,124,752
Mexican Bonos MXN (f) 8.000% 12/07/23	41,130,900	3,076,338
Mexican Bonos MXN (f) 10.000% 12/05/24	80,840,100	6,882,816
Poland Government Bond PLN (f) 5.250% 10/25/20	6,326,000	1,954,141
Poland Government Bond PLN (f) 5.750% 10/25/21	3,117,000	1,008,429
Provincia de Buenos Aires/Argentina (e) 10.875% 1/26/21	165,000	172,838
Republic of Brazil 6.000% 1/17/17	454,000	486,347
Republic of Indonesia (c) 6.875% 1/17/18	245,000	276,238

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Turkey International Bond 6.750% 4/03/18	$524,000	$580,267
United Kingdom Gilt GBP (e) (f) 2.250% 9/07/23	5,116,904	8,036,656

		51,733,501

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $55,920,740)		51,733,501

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.3%
Pass-Through Securities — 0.3%
Federal National Mortgage Association TBA Pool #6237 (g) 3.000% 10/01/42	2,359,000	2,412,078

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,396,597)		2,412,078

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds & Notes — 5.4%
U.S. Treasury Inflation Index 0.250% 1/15/25	265,959	267,787
U.S. Treasury Note 0.250% 7/31/15	1,921,000	1,922,088
U.S. Treasury Note (j) 1.250% 10/31/18	3,385,100	3,402,951
U.S. Treasury Note 1.625% 7/31/19	4,494,000	4,560,313
U.S. Treasury Note (k) 1.625% 8/31/19	1,950,800	1,978,824
U.S. Treasury Note 2.000% 5/31/21	4,790,600	4,897,546
U.S. Treasury Note 2.250% 4/30/21	4,772,100	4,951,893
U.S. Treasury Note 2.250% 11/15/24	14,516,900	14,920,226

		36,901,628

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,422,259)		36,901,628

TOTAL BONDS & NOTES (Cost $156,723,379)		154,494,348

	Number of Shares	Value
MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
BlackRock Liquidity Funds TempFund Portfolio	3,742,059	$3,742,059
ETFS Gold Trust	14,400	1,668,096
ETFS Physical Palladium Shares	4,767	339,934
ETFS Platinum Trust	4,024	445,497
iShares Gold Trust (a)	150,384	1,721,897
SPDR Gold Trust	4,044	459,641

		8,377,124

TOTAL MUTUAL FUNDS (Cost $10,039,987)		8,377,124

	Units
PURCHASED OPTIONS — 1.5%
Communications — 0.0%
Media — 0.0%
Time Warner Cable, Inc., Put, Expires 4/17/15, Strike 125.00	1,022	154
Consumer, Non-cyclical — 0.4%
Health Care – Products — 0.0%
Johnson & Johnson Co., Call, Expires 7/17/15, Strike 110.00	65,100	29,621

Health Care – Services — 0.2%
Aetna, Inc., Call, Expires 6/19/15, Strike 80.00	25,400	689,629
Humana, Inc., Call, Expires 6/19/15, Strike 125.00	16,161	872,694

		1,562,323

Pharmaceuticals — 0.2%
Abbott Laboratories, Call, Expires 1/15/16, Strike 49.00	33,100	53,699
AbbVie, Inc. Call, Expires 6/19/2015, Strike 55.00	31,400	152,895
Gilead Sciences, Inc., Call, Expires 1/15/16, Strike 95.00	6,600	77,220
GlaxoSmithKline PLC, Call, Expires 8/21/15, Strike 44.00	65,820	200,751
Merck & Co., Inc., Call, Expires 1/15/16, Strike 59.00	66,266	187,547
Pfizer, Inc., Call, Expires 1/15/16, Strike 33.00	130,900	354,926

		1,027,038

		2,618,982

Energy — 0.2%
Coal — 0.0%
CONSOL Energy, Inc., Put, Expires 4/17/15, Strike 38.00	16,550	166,328

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Oil & Gas — 0.1%
Chevron Corp., Put, Expires 6/19/15, Strike 95.00	19,821	$28,443
Devon Energy Corp., Call, Expires 4/17/15, Strike 75.00	13,273	332
Devon Energy Corp., Call, Expires 4/17/15, Strike 75.00	13,273	332
Marathon Petroleum Corp., Call, Expires 4/17/15, Strike 100.00	16,500	68,475
Marathon Petroleum Corp., Call, Expires 4/17/15, Strike 90.00	13,278	174,606
Phillips 66, Call, Expires 5/15/15, Strike 75.00	3,264	18,441
Phillips 66, Call, Expires 5/15/15, Strike 75.00	16,382	92,558

		383,187

Oil & Gas Services — 0.1%
Transocean Ltd., Put, Expires 5/15/15, Strike 26.00	53,125	620,234

		1,169,749

Financial — 0.9%
Banks — 0.0%
Bank of America Corp., Call, Expires 1/15/16, Strike 16.50	92,500	69,134
Wells Fargo & Co., Call, Expires 1/15/16, Strike 60.00	16,500	17,820

		86,954

	Notional Amount
Diversified Financial — 0.9%
3-Month USD LIBOR BBA 5 year Swaption, Call, Expires 6/30/15, Strike 1.50 (OTC — Deutsche Bank AG); Underlying swap terminates 7/02/20	$33,727,035	159,978
3-Month USD LIBOR BBA 5 year Swaption, Call, Expires 7/15/15, Strike 1.70 (OTC — Deutsche Bank AG); Underlying swap terminates 7/17/20	43,840,000	431,074
3-Month USD LIBOR BBA 5 year Swaption, Call, Expires 7/23/15, Strike 1.65 (OTC — Goldman Sachs & Co.); Underlying swap terminates 7/27/20	23,530,000	200,312
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35 (OTC — Goldman Sachs & Co.); Underlying swap terminates 1/27/26	134,187,000	1,897

	Notional Amount	Value
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35 (OTC — Goldman Sachs & Co.); Underlying swap terminates 1/27/26	$268,830,000	$3,801
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 7/29/16, Strike 1.25 (OTC — Deutsche Bank AG); Underlying swap terminates 8/02/26	159,980,000	7,394
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/4/18, Strike 1.07 (OTC —Deutsche Bank AG); Underlying swap terminates 4/06/23	143,913,000	6,956

	Units
Citigroup, Inc., Call, Expires 1/15/16, Strike 50.50	43,000	204,570
Euro STOXX 50 Index, Call, Expires 12/15/17, Strike 3,500.00	453	202,689
Euro STOXX 50 Index, Call, Expires 12/18/15, Strike 3,325.00	478	212,893
Euro STOXX 50 Index, Call, Expires 3/16/18, Strike 3,500.00	377	174,413
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,450.00	445	188,958
Euro STOXX 50 Index, Call, Expires 6/15/18, Strike 3,600.00	182	78,370
Euro STOXX 50 Index, Call, Expires 6/16/17, Strike 3,500.00	411	165,273
Euro STOXX 50 Index, Call, Expires 9/15/17, Strike 3,600.00	443	167,757
Euro STOXX 50 Index, Call, Expires 9/21/18, Strike 3,426.55	190	98,494
Euro STOXX 50 Index,, Call, Expires 12/16/16, Strike 3,293.01	1,131	558,731
Goldman Sachs Group, Inc., Call, Expires 1/15/16, Strike 220.00	5,000	13,750
Ibovespa Index, Put, Expires 6/17/15, Strike 48,000.00	88	23,296
Ibovespa Index, Put, Expires 8/12/15, Strike 47,604.37	111	37,946
JP Morgan Chase & Co., Call, Expires 1/15/16, Strike 59.00	33,100	154,389
Morgan Stanley Index, Call, Expires 12/11/15, Strike 131.28	1,181,745	209,907
Morgan Stanley Index, Call, Expires 12/11/15, Strike 139.99	304,626	65,750
Russell 2000 Index, Put, Expires 4/17/15, Strike 1,190.00	2,700	8,775
Russell 2000 Index, Put, Expires 4/17/15, Strike 1,235.00	2,565	27,958
Russell 2000 Index, Put, Expires 5/15/15, Strike 1,200.00	2,728	39,147
Russell 2000 Index, Put, Expires 5/15/15, Strike 1,210.00	1,607	26,757

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 4/17/15, Strike 2,025.00	996	$12,151
S&P 500 Index, Put, Expires 4/17/15, Strike 2,100.00	814	34,188
S&P 500 Index, Put, Expires 4/24/15, Strike 2,025.00	996	17,076
S&P 500 Index, Put, Expires 4/30/15, Strike 2,000.00	1,660	25,875
S&P 500 Index, Put, Expires 4/30/15, Strike 2,025.00	996	20,934
S&P 500 Index, Put, Expires 4/30/15, Strike 2,050.00	2,988	84,808
S&P 500 Index, Put, Expires 5/15/15, Strike 2,000.00	830	19,048
S&P 500 Index, Put, Expires 5/15/15, Strike 2,000.00	830	19,048
S&P 500 Index, Put, Expires 5/15/15, Strike 2,025.00	996	28,984
SPDR Gold Shares, Call, Expires 06/19/15, Strike 135.00	134	1,072
SPDR Gold Shares, Call, Expires 9/18/15, Strike 120.00	14,800	39,738
STOXX Europe 600 Index, Call, Expires 12/16/16, Strike 347.97	3,569	215,449
STOXX Europe 600 Index, Call, Expires 3/18/17, Strike 355.61	4,020	229,549
STOXX Europe 600 Index, Call, Expires 9/15/17, Strike 372.06	2,765	134,460
STOXX Europe 600 Index, Call, Expires 9/16/16, Strike 348.12	4,260	249,928
Taiwan TWSE Index, Call, Expires 12/16/16, Strike 9,677.00	5,400	52,517
Taiwan TWSE Index, Call, Expires 9/21/16, Strike 9,000.77	5,800	108,561
Taiwan TWSE Index, Call, Expires 9/21/16, Strike 9,483.13	5,276	57,213
Topix Index, Call, Expires 12/11/15, Strike 1,425.00	114,500	156,599
Topix Index, Call, Expires 12/11/15, Strike 1,525.00	224,216	193,163
Topix Index, Call, Expires 12/11/15, Strike 1,585.00	234,775	147,559
Topix Index, Call, Expires 3/11/16, Strike 1,585.00	332,000	251,226
Topix Index, Call, Expires 5/8/15, Strike 1,560.00	278,220	68,473
Topix Index, Call, Expires 6/12/15, Strike 1,550.00	233,882	99,014
Topix Index, Call, Expires 6/12/15, Strike 1,600.00	169,289	40,794
Topix Index, Call, Expires 9/11/15, Strike 1,600.00	106,986	48,850
Topix Index, Call, Expires 9/11/15, Strike 1,615.00	166,000	67,953

	Units	Value
USD Put JPY Call, Expires 6/19/15, Strike 116.00	3,305,361	$20,027

		5,915,492

Insurance — 0.0%
MetLife Inc., Call, Expires 1/15/16, Strike 57.50	52,375	69,659
Prudential Financial, Inc., Call, Expires 1/15/16, Strike 90.00	40,639	114,805

		184,464

		6,186,910

Technology — 0.0%
Computers — 0.0%
International Business Machines Corp., Call, Expires 1/15/16, Strike 182.00	6,578	20,809
International Business Machines Corp., Call, Expires 1/15/16, Strike 182.00	6,579	20,812

		41,621

Software — 0.0%
Activision Blizzard, Inc., Call, Expires 1/15/16, Strike 19.00	33,244	154,116

		195,737

TOTAL PURCHASED OPTIONS (Cost $7,593,151)		10,171,532

	Number of Shares
WARRANTS — 0.0%
Financial — 0.0%
Insurance — 0.0%
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	128,025

TOTAL WARRANTS (Cost $0)		128,025

RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 4/14/15 (a)	57,024	8,216

TOTAL RIGHTS (Cost $8,079)		8,216

TOTAL LONG-TERM INVESTMENTS (Cost $522,339,934)		555,759,018

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 21.0%
Certificate of Deposit — 0.1%
Banco Del Estado De Chile 2.030% 4/02/15	$475,000	$474,998

Sovereign Debt Obligations — 3.9%
Japan Treasury Discount Bill JPY (f) 0.005% 6/01/15	250,000,000	2,084,444
Japan Treasury Discount Bill JPY (f) 0.007% 6/22/15	270,000,000	2,251,183
Japan Treasury Discount Bill JPY (f) 0.010% 4/20/15	130,000,000	1,083,929
Japan Treasury Discount Bill JPY (f) 0.010% 5/07/15	230,000,000	1,917,714
Japan Treasury Discount Bill JPY (f) 0.010% 5/12/15	200,000,000	1,667,570
Japan Treasury Discount Bill JPY (f) 0.010% 7/10/15	130,000,000	1,083,973
Japan Treasury Discount Bill JPY (f) 0.010% 8/10/15	170,000,000	1,417,480
Mexico Cetes MXN (f) 0.000% 6/11/15	20,014,000	1,304,466
Mexico Cetes MXN (f) 0.100% 9/17/15	13,484,530	871,067
Mexico Cetes MXN (f) 2.981% 7/23/15	13,405,830	870,870
Mexico Cetes MXN (f) 3.011% 4/30/15	13,356,220	873,549
Mexico Cetes MXN (f) 3.021% 4/16/15	10,007,000	655,240
Mexico Cetes MXN (f) 3.027% 6/25/15	13,377,090	870,889
Mexico Cetes MXN (f) 3.037% 7/09/15	26,880,040	1,747,909
Mexico Cetes MXN (f) 3.057% 8/06/15	26,921,000	1,746,409
Mexico Cetes MXN (f) 3.062% 5/28/15	19,965,150	1,302,716
Mexico Cetes MXN (f) 3.062% 7/23/15	10,302,630	669,102
Mexico Cetes MXN (f) 3.082% 4/01/15	13,479,680	883,711
Mexico Cetes MXN (f) 3.103% 8/20/15	10,300,360	667,303
Mexico Cetes MXN (f) 3.133% 8/20/15	13,477,250	873,016
Mexico Cetes MXN (f) 3.234% 9/17/15	13,490,490	871,379
Mexico Cetes MXN (f) 3.417% 9/03/15	10,100,380	652,714

		26,366,633

Time Deposits — 0.0%
Brown Brothers Time Deposit 0.030% 4/01/15	144,212	144,212

	Principal Amount	Value
U.S. Treasury Bills — 17.0%
U.S. Treasury Bill 0.000% 4/02/15	$3,500,000	$3,499,997
U.S. Treasury Bill 0.000% 4/02/15	2,000,000	1,999,998
U.S. Treasury Bill 0.000% 4/30/15	22,000,000	21,999,823
U.S. Treasury Bill 0.000% 5/14/15	4,000,000	3,999,904
U.S. Treasury Bill 0.000% 5/14/15	5,100,000	5,099,628
U.S. Treasury Bill 0.000% 5/21/15	12,000,000	11,999,708
U.S. Treasury Bill 0.000% 5/21/15	5,000,000	4,999,597
U.S. Treasury Bill 0.000% 5/21/15	1,700,000	1,699,856
U.S. Treasury Bill 0.000% 5/28/15	14,100,000	14,099,665
U.S. Treasury Bill 0.000% 5/28/15	8,900,000	8,899,775
U.S. Treasury Bill 0.000% 6/04/15	4,000,000	3,999,840
U.S. Treasury Bill 0.000% 6/04/15	1,500,000	1,499,773
U.S. Treasury Bill 0.000% 6/11/15	4,000,000	3,999,882
U.S. Treasury Bill 0.000% 7/02/15	3,000,000	2,999,808
U.S. Treasury Bill 0.000% 7/02/15	6,000,000	5,999,499
U.S. Treasury Bill 0.000% 7/16/15	5,000,000	4,999,485
U.S. Treasury Bill 0.000% 7/23/15	2,000,000	1,999,605
U.S. Treasury Bill 0.000% 8/27/15	12,000,000	11,996,917

		115,792,760

TOTAL SHORT-TERM INVESTMENTS (Cost $143,470,704)		142,778,603

TOTAL INVESTMENTS — 102.4% (Cost $665,810,638) (l)		698,537,621

Other Assets/(Liabilities) — (2.4)%		(16,608,751)

NET ASSETS — 100.0%		$681,928,870

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
EQUITIES SOLD SHORT — (0.3)%
Consumer, Non-cyclical — (0.2)%
Foods — (0.1)%
Mead Johnson Nutrition Co.	(4,106)	$(412,776)

Household Products — (0.1)%
Avery Dennison Corp.	(12,973)	(686,401)

		(1,099,177)

Financial — (0.1)%
Real Estate Investment Trusts (REITS) — (0.1)%
Camden Property Trust	(5,172)	(404,088)
Equity Residential	(4,218)	(328,414)

		(732,502)

TOTAL EQUITIES SOLD SHORT (Cost $(1,790,537))		(1,831,679)

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $8,192,749 or 1.20% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $22,407,472 or 3.29% of net assets.
(d)	These securities are held as collateral for written options. (Note 2).
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2015, these securities amounted to a value of $12,077,481 or 1.77% of net assets.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2015, these securities amounted to a value of $111,220 or 0.02% of net assets.
(i)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $1,106,700 or 0.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(j)	A portion of this security is held as collateral for forward commitments.
(k)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(l)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 2.8%
Chemicals — 1.9%
Celanese Corp. Series A	4,400	$245,784
CF Industries Holdings, Inc.	1,000	283,680
The Dow Chemical Co.	24,500	1,175,510
E.I. du Pont de Nemours & Co.	52,725	3,768,256
LyondellBasell Industries NV Class A	16,100	1,413,580
The Mosaic Co.	7,400	340,844
The Valspar Corp.	1,700	142,851

		7,370,505

Forest Products & Paper — 0.2%
International Paper Co.	9,000	499,410
MeadWestvaco Corp.	3,400	169,558
Rock-Tenn Co. Class A	900	58,050

		727,018

Iron & Steel — 0.1%
Nucor Corp.	6,700	318,451

Mining — 0.6%
Vulcan Materials Co.	28,425	2,396,227

		10,812,201

Communications — 8.7%
Advertising — 0.6%
Omnicom Group, Inc.	32,709	2,550,648

Internet — 1.6%
AOL, Inc. (a)	36,617	1,450,399
Liberty Interactive Corp. Class A (a)	71,137	2,076,489
Symantec Corp.	107,898	2,521,037

		6,047,925

Media — 3.0%
CBS Corp. Class B	8,800	533,544
Comcast Corp. Class A	42,401	2,394,384
DIRECTV (a)	15,700	1,336,070
Gannett Co., Inc.	6,400	237,312
Liberty Global PLC Series A (a)	33,355	1,716,782
News Corp. Class A (a)	8,100	129,681
Time Warner, Inc.	41,600	3,512,704
Viacom, Inc. Class B	24,986	1,706,544

		11,567,021

Telecommunications — 3.5%
CenturyLink, Inc.	10,500	362,775
Cisco Systems, Inc.	180,684	4,973,327
Corning, Inc.	42,000	952,560
Harris Corp.	3,100	244,156
Juniper Networks, Inc.	8,600	194,188
Knowles Corp. (a)	75,000	1,445,250

	Number of Shares	Value
Motorola Solutions, Inc.	28,037	$1,869,227
Verizon Communications, Inc.	40,924	1,990,134
Vodafone Group PLC Sponsored ADR (United Kingdom)	50,396	1,646,941

		13,678,558

		33,844,152

Consumer, Cyclical — 7.6%
Airlines — 0.3%
Alaska Air Group, Inc.	4,100	271,338
Delta Air Lines, Inc.	17,400	782,304

		1,053,642

Apparel — 0.5%
Ralph Lauren Corp.	14,703	1,933,445

Auto Manufacturers — 0.9%
Ford Motor Co.	72,200	1,165,308
General Motors Co.	54,225	2,033,437
Paccar, Inc.	7,600	479,864

		3,678,609

Automotive & Parts — 0.3%
Johnson Controls, Inc.	19,800	998,712
Lear Corp.	2,400	265,968

		1,264,680

Distribution & Wholesale — 0.0%
Fossil Group, Inc. (a)	900	74,205

Home Builders — 0.1%
Lennar Corp. Class A	3,700	191,697
PulteGroup, Inc.	7,800	173,394
Toll Brothers, Inc. (a)	3,700	145,558

		510,649

Home Furnishing — 0.1%
Whirlpool Corp.	1,500	303,090

Housewares — 0.1%
Newell Rubbermaid, Inc.	8,300	324,281

Leisure Time — 0.3%
Carnival Corp.	12,600	602,784
Harley-Davidson, Inc.	3,000	182,220
Royal Caribbean Cruises Ltd.	4,700	384,695

		1,169,699

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	1,000	59,220
Wyndham Worldwide Corp.	1,700	153,799

		213,019

Retail — 4.8%
AutoNation, Inc. (a)	21,120	1,358,650
AutoZone, Inc. (a)	900	613,944
Bed Bath & Beyond, Inc. (a)	3,900	299,422
Coach, Inc.	5,800	240,294

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Health Corp.	20,250	$2,090,002
Dillard’s, Inc. Class A	800	109,208
Foot Locker, Inc.	2,900	182,700
GameStop Corp. Class A	1,500	56,940
The Gap, Inc.	8,900	385,637
Kohl’s Corp.	6,200	485,150
Lowe’s Cos., Inc.	28,499	2,120,041
Macy’s, Inc.	22,700	1,473,457
McDonald’s Corp.	20,300	1,978,032
Nordstrom, Inc.	4,700	377,504
Penske Auto Group, Inc.	2,600	133,874
Staples, Inc.	4,200	68,397
Wal-Mart Stores, Inc.	82,600	6,793,850

		18,767,102

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,500	221,340

		29,513,761

Consumer, Non-cyclical — 18.6%
Agriculture — 1.4%
Archer-Daniels-Midland Co.	19,200	910,080
Bunge Ltd.	3,500	288,260
Philip Morris International, Inc.	54,692	4,119,948

		5,318,288

Beverages — 0.6%
Coca-Cola Enterprises, Inc.	7,700	340,340
PepsiCo, Inc.	20,307	1,941,755

		2,282,095

Biotechnology — 0.9%
Amgen, Inc.	21,700	3,468,745

Commercial Services — 0.1%
The ADT Corp.	3,100	128,712
Manpower, Inc.	1,600	137,840
Western Union Co.	11,100	230,991

		497,543

Foods — 1.1%
Campbell Soup Co.	6,500	302,575
General Mills, Inc.	18,300	1,035,780
Ingredion, Inc.	1,500	116,730
The J.M. Smucker Co.	450	52,078
Kellogg Co.	7,600	501,220
Mondelez International, Inc. Class A	54,728	1,975,134
Pilgrim’s Pride Corp.	5,500	124,245

		4,107,762

Health Care – Products — 2.8%
Baxter International, Inc.	9,900	678,150
Johnson & Johnson	58,800	5,915,280
Medtronic PLC	34,154	2,663,671
St. Jude Medical, Inc.	8,200	536,280

	Number of Shares	Value
Zimmer Holdings, Inc.	9,500	$1,116,440

		10,909,821

Health Care – Services — 3.5%
Aetna, Inc.	7,500	798,975
Anthem, Inc.	8,600	1,327,926
Cigna Corp.	8,100	1,048,464
HCA Holdings, Inc. (a)	30,837	2,319,868
Humana, Inc.	4,400	783,288
Quest Diagnostics, Inc.	2,700	207,495
UnitedHealth Group, Inc.	59,091	6,989,874

		13,475,890

Household Products — 0.3%
Avery Dennison Corp.	1,900	100,529
Kimberly-Clark Corp.	11,000	1,178,210

		1,278,739

Pharmaceuticals — 7.9%
Actavis PLC (a)	6,128	1,823,815
Eli Lilly & Co.	39,523	2,871,346
Express Scripts Holding Co. (a)	19,277	1,672,665
Gilead Sciences, Inc. (a)	31,500	3,091,095
Merck & Co., Inc.	131,866	7,579,658
Pfizer, Inc.	239,334	8,326,430
Sanofi ADR (France)	53,974	2,668,474
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	40,462	2,520,783

		30,554,266

		71,893,149

Energy — 7.4%
Oil & Gas — 6.3%
Chevron Corp.	53,125	5,577,062
Cimarex Energy Co.	600	69,054
Devon Energy Corp.	11,700	705,627
EOG Resources, Inc.	3,700	339,253
Exxon Mobil Corp.	88,800	7,548,000
Hess Corp.	24,356	1,653,042
Marathon Oil Corp.	79,232	2,068,748
Marathon Petroleum Corp.	5,800	593,862
Phillips 66	17,600	1,383,360
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	33,865	2,020,047
Tesoro Corp.	1,800	164,322
Valero Energy Corp.	38,414	2,443,899

		24,566,276

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	8,600	546,788
Halliburton Co.	48,847	2,143,406
National Oilwell Varco, Inc.	26,855	1,342,482

		4,032,676

		28,598,952

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 26.2%
Banks — 9.2%
Bank of America Corp.	497,542	$7,657,171
Bank of New York Mellon Corp.	33,300	1,339,992
Capital One Financial Corp.	14,400	1,135,008
Comerica, Inc.	5,000	225,650
Commerce Bancshares, Inc.	2,940	124,421
Fifth Third Bancorp	154,297	2,908,498
Huntington Bancshares, Inc.	23,700	261,885
KeyCorp	26,200	370,992
Northern Trust Corp.	5,800	403,970
PNC Financial Services Group, Inc.	37,399	3,487,083
Regions Financial Corp.	40,200	379,890
State Street Corp.	44,352	3,261,203
SunTrust Banks, Inc.	15,300	628,677
U.S. Bancorp	47,500	2,074,325
Wells Fargo & Co.	209,897	11,418,397

		35,677,162

Diversified Financial — 9.9%
American Express Co.	31,000	2,421,720
Ameriprise Financial, Inc.	23,455	3,068,852
BlackRock, Inc.	4,600	1,682,864
Citigroup, Inc.	121,052	6,236,599
Discover Financial Services	57,703	3,251,564
Eaton Vance Corp.	2,500	104,100
FNF Group	57,109	2,099,327
Franklin Resources, Inc.	18,300	939,156
The Goldman Sachs Group, Inc.	13,000	2,443,610
Invesco Ltd.	12,800	508,032
JP Morgan Chase & Co.	184,348	11,167,802
Legg Mason, Inc.	30,143	1,663,894
Morgan Stanley	56,700	2,023,623
The NASDAQ OMX Group, Inc.	3,500	178,290
Navient Corp.	11,400	231,762
T. Rowe Price Group, Inc.	5,500	445,390

		38,466,585

Diversified Financial Services — 0.1%
Voya Financial, Inc.	4,800	206,928

Insurance — 6.5%
ACE Ltd.	9,700	1,081,453
Aflac, Inc.	9,300	595,293
Alleghany Corp. (a)	500	243,500
The Allstate Corp.	13,400	953,678
American Financial Group, Inc.	5,900	378,485
American International Group, Inc.	84,445	4,626,742
Arch Capital Group Ltd. (a)	2,600	160,160
Assurant, Inc.	2,100	128,961
Assured Guaranty Ltd.	3,500	92,365
Axis Capital Holdings Ltd.	1,400	72,212
The Chubb Corp.	18,400	1,860,240
Cincinnati Financial Corp.	3,000	159,840
Everest Re Group Ltd.	1,400	243,600

	Number of Shares	Value
The Hartford Financial Services Group, Inc.	8,900	$372,198
HCC Insurance Holdings, Inc.	4,000	226,680
Lincoln National Corp.	7,700	442,442
Loews Corp.	7,900	322,557
Markel Corp. (a)	300	230,688
MetLife, Inc.	67,625	3,418,444
PartnerRe Ltd.	1,500	171,495
Principal Financial Group, Inc.	8,500	436,645
The Progressive Corp.	12,500	340,000
Prudential Financial, Inc.	13,400	1,076,154
Reinsurance Group of America, Inc.	2,400	223,656
Torchmark Corp.	10,200	560,184
The Travelers Cos., Inc.	38,656	4,179,873
Unum Group	68,307	2,303,995
W.R. Berkley Corp.	2,600	131,326
XL Group PLC	3,700	136,160

		25,169,026

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	54,883	1,819,371

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	12,800	214,144
People’s United Financial, Inc.	6,500	98,800

		312,944

		101,652,016

Industrial — 12.7%
Aerospace & Defense — 4.0%
The Boeing Co.	14,800	2,221,184
General Dynamics Corp.	11,100	1,506,603
L-3 Communications Holdings, Inc.	2,600	327,054
Lockheed Martin Corp.	9,400	1,907,824
Northrop Grumman Corp.	24,031	3,868,030
Raytheon Co.	9,400	1,026,950
Rockwell Collins, Inc.	3,800	366,890
United Technologies Corp.	35,140	4,118,408

		15,342,943

Building Materials — 0.0%
Owens Corning, Inc.	2,500	108,500

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	18,500	1,047,470
Energizer Holdings, Inc.	1,700	234,685

		1,282,155

Electronics — 0.2%
Arrow Electronics, Inc. (a)	3,000	183,450
Avnet, Inc.	5,800	258,100
Garmin Ltd.	3,400	161,568

		603,118

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,600	104,624

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Snap-on, Inc.	1,700	$250,002
Stanley Black & Decker, Inc.	4,400	419,584

		774,210

Machinery – Construction & Mining — 0.5%
Ingersoll-Rand PLC	29,861	2,032,937

Machinery – Diversified — 0.4%
Cummins, Inc.	4,600	637,744
Deere & Co.	7,400	648,906
Rockwell Automation, Inc.	2,500	289,975
Xylem, Inc.	3,800	133,076

		1,709,701

Manufacturing — 5.1%
Eaton Corp. PLC	43,592	2,961,640
General Electric Co.	321,700	7,981,377
Honeywell International, Inc.	39,541	4,124,522
Illinois Tool Works, Inc.	22,069	2,143,783
Parker Hannifin Corp.	4,100	486,998
Pentair PLC	26,472	1,664,824
Textron, Inc.	5,100	226,083

		19,589,227

Packaging & Containers — 0.9%
Ball Corp.	2,700	190,728
Bemis Co., Inc.	3,000	138,930
Crown Holdings, Inc. (a)	4,000	216,080
Packaging Corporation of America	2,100	164,199
Sealed Air Corp.	56,266	2,563,479
Sonoco Products Co.	3,000	136,380

		3,409,796

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	900	126,135

Transportation — 1.1%
American ExpressNorfolk Southern Corp.	29,091	2,994,045
CSX Corp.	29,600	980,352
Ryder System, Inc.	1,100	104,379

		4,078,776

Trucking & Leasing — 0.0%
AMERCO	400	132,160

		49,189,658

Technology — 10.7%
Computers — 5.8%
Accenture PLC Class A	12,900	1,208,601
Apple, Inc.	123,266	15,337,989
Brocade Communications Systems, Inc.	9,000	106,785
Computer Sciences Corp.	4,100	267,648
EMC Corp.	112,956	2,887,155
Hewlett-Packard Co.	55,400	1,726,264
NetApp, Inc.	6,500	230,490

	Number of Shares	Value
Teradata Corp. (a)	3,100	$136,834
Western Digital Corp.	6,500	591,565

		22,493,331

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	2,400	55,968
Xerox Corp.	35,300	453,605

		509,573

Semiconductors — 1.0%
Intel Corp.	100,200	3,133,254
Lam Research Corp.	3,300	231,775
NVIDIA Corp.	16,600	347,355
Xilinx, Inc.	5,500	232,650

		3,945,034

Software — 3.8%
CA, Inc.	9,400	306,534
The Dun & Bradstreet Corp.	1,200	154,032
Microsoft Corp.	249,601	10,147,529
Oracle Corp.	92,300	3,982,745

		14,590,840

		41,538,778

Utilities — 2.8%
Electric — 2.7%
The AES Corp.	21,500	276,275
Alliant Energy Corp.	3,100	195,300
Ameren Corp.	6,700	282,740
American Electric Power Co., Inc.	10,400	585,000
Calpine Corp. (a)	74,601	1,706,125
Consolidated Edison, Inc.	6,200	378,200
DTE Energy Co.	3,300	266,277
Duke Energy Corp.	15,000	1,151,700
Edison International	6,800	424,796
Eversource Energy	7,800	394,056
Exelon Corp.	17,500	588,175
FirstEnergy Corp.	5,000	175,300
Great Plains Energy, Inc.	2,700	72,036
NextEra Energy, Inc.	16,253	1,691,125
OGE Energy Corp.	2,700	85,347
PG&E Corp.	31,715	1,683,115
Pinnacle West Capital Corp.	2,300	146,625
Public Service Enterprise Group, Inc.	11,400	477,888

		10,580,080

Gas — 0.0%
UGI Corp.	3,600	117,324

Water — 0.1%
American Water Works Co., Inc.	4,000	216,840

		10,914,244

TOTAL COMMON STOCK (Cost $301,015,801)		377,956,911

TOTAL EQUITIES (Cost $301,015,801)		377,956,911

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
iShares Russell 1000 Value Index Fund	22,300	$2,298,684

TOTAL MUTUAL FUNDS (Cost $2,316,045)		2,298,684

TOTAL LONG-TERM INVESTMENTS (Cost $303,331,846)		380,255,595

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$7,233,451	7,233,451

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	592	592

TOTAL SHORT-TERM INVESTMENTS (Cost $7,234,043)		7,234,043

TOTAL INVESTMENTS — 100.0% (Cost $310,565,889) (c)		387,489,638

Other Assets/(Liabilities) — 0.0%		102,132

NET ASSETS — 100.0%		$387,591,770

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,233,453. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 1/25/39 – 9/15/40, and an aggregate market value, including accrued interest, of $7,383,850.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 4.0%
Chemicals — 1.8%
Axalta Coating Systems Ltd. (a)	367,620	$10,153,664
The Dow Chemical Co.	350,260	16,805,475

		26,959,139

Forest Products & Paper — 1.0%
International Paper Co.	251,410	13,950,741

Iron & Steel — 1.2%
Nucor Corp.	146,620	6,968,849
Steel Dynamics, Inc.	529,880	10,650,588

		17,619,437

		58,529,317

Communications — 9.0%
Internet — 1.3%
Symantec Corp.	785,370	18,350,170

Media — 3.3%
CBS Corp. Class B	254,960	15,458,225
Comcast Corp. Class A	351,140	19,828,876
Thomson Reuters Corp.	335,150	13,593,684

		48,880,785

Telecommunications — 4.4%
Cisco Systems, Inc.	1,563,680	43,040,292
Verizon Communications, Inc.	456,520	22,200,567

		65,240,859

		132,471,814

Consumer, Cyclical — 11.6%
Home Builders — 1.0%
PulteGroup, Inc.	689,370	15,324,695

Housewares — 1.1%
Newell Rubbermaid, Inc.	415,180	16,221,082

Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	251,660	13,592,157

Lodging — 1.3%
Hilton Worldwide Holdings, Inc. (a)	641,590	19,003,896

Retail — 7.3%
CVS Health Corp.	218,070	22,507,005
Dollar General Corp. (a)	198,080	14,931,270
The Home Depot, Inc.	161,740	18,375,282
Lowe’s Cos., Inc.	311,880	23,200,753
Nordstrom, Inc.	170,260	13,675,283
PVH Corp.	128,450	13,687,632

		106,377,225

		170,519,055

	Number of Shares	Value
Consumer, Non-cyclical — 17.0%
Beverages — 1.9%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	131,080	$15,979,963
Diageo PLC Sponsored ADR (United Kingdom)	109,810	12,141,692

		28,121,655

Biotechnology — 1.0%
Amgen, Inc.	91,960	14,699,806

Foods — 1.6%
Kraft Foods Group, Inc.	264,956	23,081,642

Health Care – Products — 2.5%
Baxter International, Inc.	179,840	12,319,040
Medtronic PLC	303,457	23,666,611

		35,985,651

Health Care – Services — 2.1%
UnitedHealth Group, Inc.	262,600	31,062,954

Pharmaceuticals — 7.9%
AstraZeneca PLC Sponsored ADR (United Kingdom)	229,280	15,689,631
Bristol-Myers Squibb Co.	319,620	20,615,490
Gilead Sciences, Inc. (a)	111,300	10,921,869
Merck & Co., Inc.	661,290	38,010,949
Pfizer, Inc.	357,465	12,436,207
Roche Holding AG	67,175	18,523,016

		116,197,162

		249,148,870

Energy — 9.5%
Oil & Gas — 8.5%
Anadarko Petroleum Corp.	144,390	11,956,936
Chevron Corp.	288,280	30,263,634
EOG Resources, Inc.	176,700	16,201,623
Exxon Mobil Corp.	261,510	22,228,350
Marathon Oil Corp.	495,940	12,948,993
Occidental Petroleum Corp.	143,970	10,509,810
Pioneer Natural Resources Co.	60,590	9,907,071
Southwestern Energy Co. (a)	459,300	10,651,167

		124,667,584

Oil & Gas Services — 1.0%
Halliburton Co.	343,360	15,066,637

		139,734,221

Financial — 25.9%
Banks — 7.4%
M&T Bank Corp.	138,660	17,609,820
PNC Financial Services Group, Inc.	366,570	34,178,987
Wells Fargo & Co.	1,058,640	57,590,016

		109,378,823

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 12.1%
Ameriprise Financial, Inc.	141,520	$18,516,477
BlackRock, Inc.	65,710	24,039,346
Citigroup, Inc.	649,810	33,478,211
The Goldman Sachs Group, Inc.	110,540	20,778,204
IntercontinentalExchange, Inc.	82,750	19,303,093
Invesco Ltd.	276,400	10,970,316
JP Morgan Chase & Co.	833,116	50,470,167

		177,555,814

Insurance — 6.1%
ACE Ltd.	202,220	22,545,508
American International Group, Inc.	256,620	14,060,210
Marsh & McLennan Cos., Inc.	273,540	15,342,859
MetLife, Inc.	361,950	18,296,572
Principal Financial Group, Inc.	221,428	11,374,756
Unum Group	232,910	7,856,054

		89,475,959

Real Estate Investment Trusts (REITS) — 0.3%
Paramount Group, Inc.	215,290	4,155,097

		380,565,693

Industrial — 10.5%
Aerospace & Defense — 2.5%
Spirit AeroSystems Holdings, Inc. Class A (a)	239,720	12,515,781
United Technologies Corp.	205,550	24,090,460

		36,606,241

Building Materials — 1.3%
Fortune Brands Home & Security, Inc.	409,660	19,450,657

Machinery – Construction & Mining — 1.0%
Ingersoll-Rand PLC	207,910	14,154,513

Manufacturing — 5.1%
3M Co.	99,150	16,354,792
Eaton Corp. PLC	308,820	20,981,231
General Electric Co.	964,890	23,938,921
Illinois Tool Works, Inc.	141,350	13,730,739

		75,005,683

Transportation — 0.6%
Union Pacific Corp.	82,200	8,903,082

		154,120,176

Technology — 8.6%
Computers — 1.6%
EMC Corp.	910,940	23,283,626

Semiconductors — 5.7%
Analog Devices, Inc.	263,820	16,620,660
Intel Corp.	898,900	28,108,603
Marvell Technology Group Ltd.	1,143,040	16,802,688
Maxim Integrated Products, Inc.	647,850	22,551,659

		84,083,610

	Number of Shares	Value
Software — 1.3%
Microsoft Corp.	478,000	$19,433,090

		126,800,326

Utilities — 2.6%
Electric — 2.6%
Edison International	199,830	12,483,380
Eversource Energy	333,880	16,867,618
NextEra Energy, Inc.	78,450	8,162,722

		37,513,720

TOTAL COMMON STOCK (Cost $1,026,380,144)		1,449,403,192

TOTAL EQUITIES (Cost $1,026,380,144)		1,449,403,192

TOTAL LONG-TERM INVESTMENTS (Cost $1,026,380,144)		1,449,403,192

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$17,838,538	17,838,538

TOTAL SHORT-TERM INVESTMENTS (Cost $17,838,538)		17,838,538

TOTAL INVESTMENTS — 99.9% (Cost $1,044,218,682) (c)		1,467,241,730

Other Assets/(Liabilities) — 0.1%		901,248

NET ASSETS — 100.0%		$1,468,142,978

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $17,838,543. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 4.000%, maturity dates ranging from 5/15/40 – 9/15/40, and an aggregate market value, including accrued interest, of $18,197,807.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 3.5%
Chemicals — 0.6%
BASF SE Sponsored ADR (Germany)	22,222	$2,210,311

Iron & Steel — 1.3%
Carpenter Technology Corp.	128,600	4,999,968

Mining — 1.6%
Alcoa, Inc.	244,000	3,152,480
Cameco Corp. (a)	130,200	1,813,686
Rio Tinto PLC Sponsored ADR (United Kingdom) (a)	31,598	1,308,157

		6,274,323

		13,484,602

Communications — 4.9%
Advertising — 0.9%
Aimia, Inc.	332,200	3,375,152

Telecommunications — 4.0%
AT&T, Inc.	128,208	4,185,991
Cisco Systems, Inc.	104,898	2,887,317
Verizon Communications, Inc.	127,069	6,179,366
Vodafone Group PLC Sponsored ADR (United Kingdom)	63,172	2,064,461

		15,317,135

		18,692,287

Consumer, Cyclical — 8.1%
Airlines — 1.5%
Southwest Airlines Co.	125,849	5,575,111

Home Builders — 1.8%
Lennar Corp.	94,678	3,891,266
Lennar Corp. Class A	57,297	2,968,557

		6,859,823

Retail — 4.8%
The Gap, Inc.	54,947	2,380,854
The Home Depot, Inc.	10,900	1,238,349
Target Corp.	71,459	5,864,640
Wal-Mart Stores, Inc.	109,960	9,044,210

		18,528,053

		30,962,987

Consumer, Non-cyclical — 21.8%
Agriculture — 4.0%
Altria Group, Inc.	63,059	3,154,211
Philip Morris International, Inc.	160,360	12,079,919

		15,234,130

Commercial Services — 0.4%
MasterCard, Inc. Class A	18,000	1,555,020

	Number of Shares	Value
Foods — 1.3%
ConAgra Foods, Inc.	64,000	$2,337,920
Tyson Foods, Inc. Class A	69,200	2,650,360

		4,988,280

Health Care – Products — 2.7%
Johnson & Johnson	60,874	6,123,924
Medtronic PLC	53,116	4,142,517

		10,266,441

Household Products — 0.7%
Tupperware Brands Corp.	40,071	2,765,701

Pharmaceuticals — 12.7%
Actavis PLC (b)	4,600	1,369,052
Eli Lilly & Co.	126,664	9,202,140
Herbalife Ltd. (a)	189,703	8,111,700
Merck & Co., Inc.	245,100	14,088,348
Pfizer, Inc.	447,766	15,577,779

		48,349,019

		83,158,591

Energy — 8.5%
Oil & Gas — 8.5%
BP PLC Sponsored ADR (United Kingdom)	177,222	6,931,153
Chesapeake Energy Corp. (a)	117,700	1,666,632
ConocoPhillips	99,218	6,177,313
Ensco PLC Class A	333,100	7,018,417
Occidental Petroleum Corp.	44,123	3,220,979
Phillips 66	46,979	3,692,549
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	64,700	3,859,355

		32,566,398

Financial — 24.5%
Banks — 7.1%
Bank of America Corp.	832,796	12,816,730
PNC Financial Services Group, Inc.	17,499	1,631,607
State Street Corp.	24,193	1,778,911
SunTrust Banks, Inc.	70,772	2,908,022
Wells Fargo & Co.	147,540	8,026,176

		27,161,446

Diversified Financial — 9.3%
Ally Financial, Inc. (b)	182,200	3,822,556
American Express Co.	61,399	4,796,490
Ameriprise Financial, Inc.	13,600	1,779,424
Citigroup, Inc.	205,326	10,578,395
Enova International, Inc. (b)	38,255	753,241
JP Morgan Chase & Co.	226,258	13,706,710

		35,436,816

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 0.8%
Voya Financial, Inc.	76,047	$3,278,386

Insurance — 7.3%
American International Group, Inc.	79,300	4,344,847
CNO Financial Group, Inc.	1,043,200	17,963,904
Loews Corp.	104,918	4,283,802
XL Group PLC	31,166	1,146,909

		27,739,462

		93,616,110

Industrial — 14.1%
Aerospace & Defense — 3.9%
General Dynamics Corp.	32,620	4,427,513
Northrop Grumman Corp.	42,500	6,840,800
Raytheon Co.	32,081	3,504,849

		14,773,162

Building Materials — 0.9%
CRH PLC Sponsored ADR (Ireland) (a)	133,833	3,505,086

Electronics — 0.6%
TE Connectivity Ltd.	30,500	2,184,410

Engineering & Construction — 2.3%
Fluor Corp.	37,200	2,126,352
KBR, Inc.	470,700	6,815,736

		8,942,088

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	36,099	3,442,401

Machinery – Diversified — 0.3%
Flowserve Corp.	17,000	960,330

Manufacturing — 3.1%
General Electric Co.	69,984	1,736,303
Honeywell International, Inc.	33,675	3,512,639
Illinois Tool Works, Inc.	67,613	6,567,927

		11,816,869

Transportation — 2.1%
American ExpressNorfolk Southern Corp.	21,985	2,262,696
Euronav NV (a) (b)	184,015	2,219,221
FedEx Corp.	10,600	1,753,770
Golar LNG Partners LP	68,342	1,837,716

		8,073,403

		53,697,749

Technology — 8.1%
Computers — 0.8%
Hewlett-Packard Co.	97,800	3,047,448

Semiconductors — 0.6%
Intel Corp.	72,497	2,266,981

Software — 6.7%
CA, Inc.	372,400	12,143,964

	Number of Shares	Value
Microsoft Corp.	259,356	$10,544,118
Oracle Corp.	66,100	2,852,215

		25,540,297

		30,854,726

Utilities — 3.6%
Electric — 3.6%
American Electric Power Co., Inc.	17,900	1,006,875
Entergy Corp.	85,073	6,592,307
Exelon Corp.	153,900	5,172,579
NextEra Energy, Inc.	10,800	1,123,740

		13,895,501

TOTAL COMMON STOCK (Cost $343,090,331)		370,928,951

TOTAL EQUITIES (Cost $343,090,331)		370,928,951

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)	14,751,089	14,751,089

TOTAL MUTUAL FUNDS (Cost $14,751,089)		14,751,089

TOTAL LONG-TERM INVESTMENTS (Cost $357,841,420)		385,680,040

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$10,497,263	10,497,263

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	45,067	45,067

TOTAL SHORT-TERM INVESTMENTS (Cost $10,542,330)		10,542,330

TOTAL INVESTMENTS — 103.7% (Cost $368,383,750) (e)		396,222,370

Other Assets/(Liabilities) — (3.7)%		(14,231,309)

NET ASSETS — 100.0%		$381,991,061

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $14,402,752 or 3.77% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $10,497,266. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $10,707,530.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 2.9%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	36,647	$5,543,958
Airgas, Inc.	13,041	1,383,781
CF Industries Holdings, Inc.	9,024	2,559,928
The Dow Chemical Co.	205,905	9,879,322
E.I. du Pont de Nemours & Co.	171,556	12,261,107
Eastman Chemical Co.	27,748	1,921,826
Ecolab, Inc.	51,107	5,845,619
FMC Corp.	25,229	1,444,360
International Flavors & Fragrances, Inc.	15,122	1,775,323
LyondellBasell Industries NV Class A	74,918	6,577,800
Monsanto Co.	91,622	10,311,140
The Mosaic Co.	59,186	2,726,107
PPG Industries, Inc.	25,760	5,809,910
Praxair, Inc.	54,352	6,562,461
The Sherwin-Williams Co.	15,205	4,325,823
Sigma-Aldrich Corp.	22,386	3,094,865

		82,023,330

Forest Products & Paper — 0.2%
International Paper Co.	80,710	4,478,598
MeadWestvaco Corp.	32,299	1,610,751

		6,089,349

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	21,142	634,471
Nucor Corp.	60,719	2,885,974

		3,520,445

Mining — 0.3%
Alcoa, Inc.	231,478	2,990,696
Freeport-McMoRan, Inc.	195,034	3,695,894
Newmont Mining Corp.	93,256	2,024,588
Vulcan Materials Co.	24,835	2,093,590

		10,804,768

		102,437,892

Communications — 12.3%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	77,434	1,712,840
Omnicom Group, Inc.	47,048	3,668,803

		5,381,643

Internet — 4.8%
Akamai Technologies, Inc. (a)	33,831	2,403,523
Amazon.com, Inc. (a)	72,051	26,810,177
eBay, Inc. (a)	208,230	12,010,706

	Number of Shares	Value
Equinix, Inc.	10,700	$2,491,495
Expedia, Inc.	18,943	1,783,105
F5 Networks, Inc. (a)	13,881	1,595,482
Facebook, Inc. Class A (a)	397,134	32,650,372
Google, Inc. Class A (a)	54,040	29,975,988
Google, Inc. Class C (a)	54,136	29,666,528
Netflix, Inc. (a)	11,553	4,814,020
The Priceline Group, Inc. (a)	9,802	11,410,998
Symantec Corp.	128,986	3,013,758
TripAdvisor, Inc. (a)	21,437	1,782,915
VeriSign, Inc. (a)	19,770	1,323,997
Yahoo!, Inc. (a)	164,693	7,318,134

		169,051,198

Media — 3.5%
Cablevision Systems Corp. Class A	43,018	787,229
CBS Corp. Class B	86,583	5,249,527
Comcast Corp. Class A	480,825	27,152,188
DIRECTV (a)	95,172	8,099,137
Discovery Communications, Inc. Series A (a)	27,899	858,173
Discovery Communications, Inc. Series C (a)	51,396	1,514,897
Gannett Co., Inc.	42,524	1,576,790
The McGraw Hill Financial, Inc.	51,691	5,344,850
News Corp. Class A (a)	92,897	1,487,281
Nielsen NV	59,646	2,658,422
Scripps Networks Interactive Class A	18,330	1,256,705
Time Warner Cable, Inc.	52,989	7,941,991
Time Warner, Inc.	157,111	13,266,453
Twenty-First Century Fox Class A	345,944	11,706,745
Viacom, Inc. Class B	68,837	4,701,567
The Walt Disney Co.	295,804	31,026,882

		124,628,837

Telecommunications — 3.9%
AT&T, Inc.	981,774	32,054,921
CenturyLink, Inc.	108,055	3,733,300
Cisco Systems, Inc.	965,891	26,586,150
Corning, Inc.	239,720	5,436,850
Frontier Communications Corp.	191,904	1,352,923
Harris Corp.	19,309	1,520,777
Juniper Networks, Inc.	68,575	1,548,423
Level 3 Communications, Inc. (a)	54,239	2,920,228
Motorola Solutions, Inc.	35,983	2,398,987
QUALCOMM, Inc.	312,162	21,645,313
Verizon Communications, Inc.	786,094	38,227,751
Windstream Corp.	110,629	818,655

		138,244,278

		437,305,956

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 10.3%
Airlines — 0.6%
American Airlines Group, Inc.	135,800	$7,167,524
Delta Air Lines, Inc.	156,059	7,016,413
Southwest Airlines Co.	127,671	5,655,825

		19,839,762

Apparel — 0.6%
Nike, Inc. Class B	132,435	13,287,204
Ralph Lauren Corp.	11,264	1,481,216
Under Armour, Inc. Class A (a)	31,827	2,570,030
VF Corp.	64,763	4,877,302

		22,215,752

Auto Manufacturers — 0.7%
Ford Motor Co.	748,386	12,078,950
General Motors Co.	255,949	9,598,087
Paccar, Inc.	66,769	4,215,795

		25,892,832

Automotive & Parts — 0.4%
BorgWarner, Inc.	42,924	2,596,043
Delphi Automotive PLC	54,916	4,379,002
The Goodyear Tire & Rubber Co.	49,940	1,352,375
Johnson Controls, Inc.	124,481	6,278,822

		14,606,242

Distribution & Wholesale — 0.2%
Fastenal Co.	51,514	2,134,483
Fossil Group, Inc. (a)	8,525	702,886
Genuine Parts Co.	28,680	2,672,689
W.W. Grainger, Inc.	11,316	2,668,426

		8,178,484

Home Builders — 0.1%
D.R. Horton, Inc.	63,812	1,817,366
Lennar Corp. Class A	33,238	1,722,061
PulteGroup, Inc.	61,403	1,364,988

		4,904,415

Home Furnishing — 0.1%
Harman International Industries, Inc.	12,869	1,719,685
Whirlpool Corp.	14,973	3,025,444

		4,745,129

Housewares — 0.1%
Newell Rubbermaid, Inc.	50,817	1,985,420

Leisure Time — 0.3%
Carnival Corp.	84,696	4,051,857
Harley-Davidson, Inc.	40,230	2,443,570
Royal Caribbean Cruises Ltd.	31,360	2,566,816

		9,062,243

Lodging — 0.3%
Marriott International, Inc. Class A	38,876	3,122,520
Starwood Hotels & Resorts Worldwide, Inc.	32,485	2,712,498

	Number of Shares	Value
Wyndham Worldwide Corp.	23,212	$2,099,990
Wynn Resorts Ltd.	15,176	1,910,355

		9,845,363

Retail — 6.7%
AutoNation, Inc. (a)	13,676	879,777
AutoZone, Inc. (a)	6,077	4,145,486
Bed Bath & Beyond, Inc. (a)	34,782	2,670,388
Best Buy Co., Inc.	54,597	2,063,221
CarMax, Inc. (a)	39,461	2,723,204
Chipotle Mexican Grill, Inc. (a)	5,877	3,823,224
Coach, Inc.	52,922	2,192,558
Costco Wholesale Corp.	83,252	12,612,262
CVS Health Corp.	212,878	21,971,138
Darden Restaurants, Inc.	23,449	1,625,954
Dollar General Corp. (a)	57,151	4,308,042
Dollar Tree, Inc. (a)	38,920	3,158,163
Family Dollar Stores, Inc.	18,481	1,464,434
GameStop Corp. Class A	21,385	811,775
The Gap, Inc.	49,598	2,149,081
Hanesbrands, Inc.	75,300	2,523,303
The Home Depot, Inc.	249,332	28,326,609
Kohl’s Corp.	38,553	3,016,772
L Brands, Inc.	46,575	4,391,557
Lowe’s Cos., Inc.	183,915	13,681,437
Macy’s, Inc.	64,112	4,161,510
McDonald’s Corp.	181,865	17,720,926
Michael Kors Holdings Ltd. (a)	38,378	2,523,353
Nordstrom, Inc.	26,333	2,115,067
O’Reilly Automotive, Inc. (a)	19,374	4,189,434
PVH Corp.	15,613	1,663,721
Ross Stores, Inc.	39,359	4,146,864
Staples, Inc.	122,709	1,998,316
Starbucks Corp.	141,875	13,435,562
Target Corp.	120,303	9,873,267
Tiffany & Co.	21,487	1,891,071
The TJX Cos., Inc.	129,143	9,046,467
Tractor Supply Co.	25,419	2,162,140
Urban Outfitters, Inc. (a)	18,826	859,407
Wal-Mart Stores, Inc.	298,887	24,583,456
Walgreens Boots Alliance, Inc.	164,975	13,970,083
Yum! Brands, Inc.	81,737	6,434,337

		239,313,366

Textiles — 0.1%
Cintas Corp.	18,127	1,479,707
Mohawk Industries, Inc. (a)	11,703	2,173,832

		3,653,539

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	21,665	1,370,095
Mattel, Inc.	63,743	1,456,527

		2,826,622

		367,069,169

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 23.6%
Agriculture — 1.5%
Altria Group, Inc.	371,516	$18,583,230
Archer-Daniels-Midland Co.	119,441	5,661,504
Lorillard, Inc.	68,317	4,464,516
Philip Morris International, Inc.	292,630	22,043,818
Reynolds American, Inc.	58,710	4,045,706

		54,798,774

Beverages — 2.1%
Brown-Forman Corp. Class B	29,400	2,656,290
The Coca-Cola Co.	743,575	30,151,966
Coca-Cola Enterprises, Inc.	41,368	1,828,466
Constellation Brands, Inc. Class A (a)	31,941	3,711,864
Dr. Pepper Snapple Group, Inc.	36,424	2,858,555
Keurig Green Mountain, Inc.	22,868	2,555,042
Molson Coors Brewing Co. Class B	30,283	2,254,569
Monster Beverage Corp. (a)	27,626	3,823,300
PepsiCo, Inc.	280,315	26,803,720

		76,643,772

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	38,198	6,619,713
Amgen, Inc.	143,708	22,971,724
Biogen, Inc. (a)	44,378	18,738,167
Celgene Corp. (a)	151,468	17,461,231
Regeneron Pharmaceuticals, Inc. (a)	13,937	6,292,277
Vertex Pharmaceuticals, Inc. (a)	45,794	5,402,318

		77,485,430

Commercial Services — 2.3%
The ADT Corp.	32,198	1,336,861
Alliance Data Systems Corp. (a)	11,818	3,501,083
Automatic Data Processing, Inc.	89,890	7,698,180
Equifax, Inc.	22,755	2,116,215
H&R Block, Inc.	52,574	1,686,048
MasterCard, Inc. Class A	185,047	15,986,210
McKesson Corp.	44,017	9,956,645
Moody’s Corp.	33,608	3,488,510
Paychex, Inc.	61,827	3,067,547
Quanta Services, Inc. (a)	41,357	1,179,915
Robert Half International, Inc.	25,208	1,525,588
Total System Services, Inc.	31,981	1,220,075
United Rentals, Inc. (a)	18,097	1,649,723
Visa, Inc. Class A	367,020	24,006,778
Western Union Co.	97,661	2,032,326

		80,451,704

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	161,559	11,202,501
The Estee Lauder Cos., Inc. Class A	42,501	3,534,383
The Procter & Gamble Co.	510,788	41,853,969

		56,590,853

	Number of Shares	Value
Foods — 1.7%
Campbell Soup Co.	33,253	$1,547,927
ConAgra Foods, Inc.	81,436	2,974,857
General Mills, Inc.	114,611	6,486,983
The Hershey Co.	28,069	2,832,443
Hormel Foods Corp.	25,331	1,440,067
The J.M. Smucker Co.	19,150	2,216,229
Kellogg Co.	48,092	3,171,667
Kraft Foods Group, Inc.	110,647	9,639,013
The Kroger Co.	93,314	7,153,451
McCormick & Co., Inc.	24,498	1,889,041
Mondelez International, Inc. Class A	311,876	11,255,605
Sysco Corp.	111,645	4,212,366
Tyson Foods, Inc. Class A	55,772	2,136,068
Whole Foods Market, Inc.	67,623	3,521,806

		60,477,523

Health Care – Products — 3.3%
Baxter International, Inc.	103,051	7,058,993
Becton, Dickinson & Co.	39,603	5,686,595
Boston Scientific Corp. (a)	253,610	4,501,577
C.R. Bard, Inc.	14,177	2,372,521
Edwards Lifesciences Corp. (a)	20,496	2,919,860
Henry Schein, Inc. (a)	15,900	2,219,958
Intuitive Surgical, Inc. (a)	6,918	3,493,798
Johnson & Johnson	526,061	52,921,737
Medtronic PLC	269,533	21,020,879
St. Jude Medical, Inc.	53,043	3,469,012
Stryker Corp.	56,278	5,191,645
Varian Medical Systems, Inc. (a)	18,825	1,771,244
Zimmer Holdings, Inc.	32,176	3,781,324

		116,409,143

Health Care – Services — 2.0%
Aetna, Inc.	66,169	7,048,984
Anthem, Inc.	50,400	7,782,264
Cigna Corp.	48,898	6,329,357
DaVita HealthCare Partners, Inc. (a)	33,102	2,690,531
HCA Holdings, Inc. (a)	55,657	4,187,076
Humana, Inc.	28,334	5,044,019
Laboratory Corporation of America Holdings (a)	18,812	2,372,005
Quest Diagnostics, Inc.	26,977	2,073,182
Tenet Healthcare Corp. (a)	19,273	954,206
Thermo Fisher Scientific, Inc.	75,117	10,091,218
UnitedHealth Group, Inc.	180,372	21,336,204
Universal Health Services, Inc. Class B	17,140	2,017,549

		71,926,595

Household Products — 0.3%
Avery Dennison Corp.	16,530	874,602
The Clorox Co.	25,048	2,765,049
Kimberly-Clark Corp.	69,068	7,397,873

		11,037,524

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 6.6%
Abbott Laboratories	284,796	$13,194,599
AbbVie, Inc.	301,122	17,627,682
Actavis PLC (a)	73,844	21,977,451
AmerisourceBergen Corp.	39,720	4,514,972
Bristol-Myers Squibb Co.	314,399	20,278,735
Cardinal Health, Inc.	62,411	5,633,841
DENTSPLY International, Inc.	26,387	1,342,834
Eli Lilly & Co.	185,303	13,462,263
Endo International PLC (a)	33,554	3,009,794
Express Scripts Holding Co. (a)	137,496	11,930,528
Gilead Sciences, Inc. (a)	281,840	27,656,959
Hospira, Inc. (a)	32,403	2,846,280
Mallinckrodt PLC (a)	22,066	2,794,659
Mead Johnson Nutrition Co.	38,540	3,874,426
Merck & Co., Inc.	537,268	30,882,165
Mylan NV (a)	70,960	4,211,476
Patterson Cos., Inc.	16,597	809,768
Perrigo Co. PLC	26,564	4,397,670
Pfizer, Inc.	1,159,485	40,338,483
Zoetis, Inc.	94,819	4,389,172

		235,173,757

		840,995,075

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	60,984	1,359,333

Energy — 7.8%
Coal — 0.0%
CONSOL Energy, Inc.	44,178	1,232,124

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	14,093	842,621

Oil & Gas — 5.9%
Anadarko Petroleum Corp.	96,056	7,954,397
Apache Corp.	70,711	4,265,995
Cabot Oil & Gas Corp.	78,667	2,323,036
Chesapeake Energy Corp.	98,827	1,399,390
Chevron Corp.	355,650	37,336,137
Cimarex Energy Co.	16,273	1,872,860
ConocoPhillips	232,857	14,497,677
Devon Energy Corp.	73,319	4,421,869
Diamond Offshore Drilling, Inc.	12,691	339,992
Ensco PLC Class A	44,395	935,403
EOG Resources, Inc.	103,834	9,520,539
EQT Corp.	29,127	2,413,754
Exxon Mobil Corp.	793,517	67,448,945
Helmerich & Payne, Inc.	20,175	1,373,312
Hess Corp.	45,826	3,110,211
Marathon Oil Corp.	128,951	3,366,911
Marathon Petroleum Corp.	51,661	5,289,570
Murphy Oil Corp.	31,486	1,467,248
Newfield Exploration Co. (a)	30,047	1,054,349

	Number of Shares	Value
Noble Corp. PLC	47,084	$672,360
Noble Energy, Inc.	73,499	3,594,101
Occidental Petroleum Corp.	145,666	10,633,618
Phillips 66	102,836	8,082,910
Pioneer Natural Resources Co.	28,249	4,618,994
QEP Resources, Inc.	30,805	642,284
Range Resources Corp.	31,613	1,645,140
Southwestern Energy Co. (a)	73,405	1,702,262
Tesoro Corp.	23,592	2,153,714
Valero Energy Corp.	97,233	6,185,963

		210,322,941

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	82,753	5,261,436
Cameron International Corp. (a)	36,311	1,638,352
FMC Technologies, Inc. (a)	44,481	1,646,242
Halliburton Co.	160,965	7,063,144
National Oilwell Varco, Inc.	77,418	3,870,126
Schlumberger Ltd.	240,963	20,105,953
Transocean Ltd.	65,120	955,310

		40,540,563

Pipelines — 0.8%
Kinder Morgan, Inc.	323,182	13,593,035
ONEOK, Inc.	39,044	1,883,483
Spectra Energy Corp.	126,156	4,563,062
The Williams Cos., Inc.	126,529	6,401,102

		26,440,682

		279,378,931

Financial — 15.5%
Banks — 4.3%
Bank of America Corp.	1,990,191	30,629,040
Bank of New York Mellon Corp.	210,854	8,484,765
BB&T Corp.	136,067	5,305,252
Capital One Financial Corp.	104,655	8,248,907
Comerica, Inc.	34,188	1,542,904
Fifth Third Bancorp	154,788	2,917,754
Huntington Bancshares, Inc.	154,619	1,708,540
KeyCorp	163,670	2,317,567
M&T Bank Corp.	25,024	3,178,048
Northern Trust Corp.	40,406	2,814,278
PNC Financial Services Group, Inc.	98,368	9,171,832
Regions Financial Corp.	253,913	2,399,478
State Street Corp.	77,816	5,721,811
SunTrust Banks, Inc.	99,700	4,096,673
U.S. Bancorp	337,002	14,716,877
Wells Fargo & Co.	886,988	48,252,147
Zions Bancorp	38,119	1,029,213

		152,535,086

Diversified Financial — 4.6%
Affiliated Managers Group, Inc. (a)	10,265	2,204,717
American Express Co.	165,891	12,959,405
Ameriprise Financial, Inc.	34,564	4,522,354

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BlackRock, Inc.	24,079	$8,809,061
The Charles Schwab Corp.	218,419	6,648,674
Citigroup, Inc.	573,986	29,571,759
CME Group, Inc.	60,007	5,683,263
Discover Financial Services	84,569	4,765,463
E*TRADE Financial Corp. (a)	55,493	1,584,603
Franklin Resources, Inc.	73,851	3,790,033
The Goldman Sachs Group, Inc.	76,917	14,458,089
IntercontinentalExchange, Inc.	21,129	4,928,762
Invesco Ltd.	80,700	3,202,983
JP Morgan Chase & Co.	705,868	42,761,483
Legg Mason, Inc.	18,416	1,016,563
Morgan Stanley	291,881	10,417,233
The NASDAQ OMX Group, Inc.	22,333	1,137,643
Navient Corp.	74,419	1,512,938
T. Rowe Price Group, Inc.	49,141	3,979,438

		163,954,464

Insurance — 4.0%
ACE Ltd.	62,020	6,914,610
Aflac, Inc.	83,065	5,316,991
The Allstate Corp.	79,248	5,640,080
American International Group, Inc.	259,747	14,231,538
Aon PLC	53,047	5,098,878
Assurant, Inc.	12,904	792,435
Berkshire Hathaway, Inc. Class B (a)	345,025	49,794,008
The Chubb Corp.	43,632	4,411,195
Cincinnati Financial Corp.	28,602	1,523,915
Genworth Financial, Inc. Class A (a)	95,418	697,506
The Hartford Financial Services Group, Inc.	79,693	3,332,761
Lincoln National Corp.	48,311	2,775,950
Loews Corp.	55,666	2,272,843
Marsh & McLennan Cos., Inc.	101,986	5,720,395
MetLife, Inc.	211,497	10,691,173
Principal Financial Group, Inc.	51,161	2,628,141
The Progressive Corp.	100,240	2,726,528
Prudential Financial, Inc.	86,233	6,925,372
Torchmark Corp.	24,502	1,345,650
The Travelers Cos., Inc.	60,727	6,566,410
Unum Group	46,513	1,568,883
XL Group PLC	47,828	1,760,070

		142,735,332

Real Estate — 0.1%
CBRE Group, Inc. (a)	53,940	2,088,017

Real Estate Investment Trusts (REITS) — 2.4%
American Tower Corp.	80,138	7,544,993
Apartment Investment & Management Co. Class A	30,428	1,197,646
AvalonBay Communities, Inc.	25,130	4,378,902
Boston Properties, Inc.	28,846	4,052,286
Crown Castle International Corp.	63,428	5,235,347

	Number of Shares	Value
Equity Residential	68,995	$5,371,951
Essex Property Trust, Inc.	12,303	2,828,460
General Growth Properties, Inc.	118,461	3,500,523
HCP, Inc.	87,894	3,797,900
Health Care REIT, Inc.	65,940	5,101,118
Host Hotels & Resorts, Inc.	142,394	2,873,511
Iron Mountain, Inc.	34,530	1,259,654
Kimco Realty Corp.	79,257	2,128,050
The Macerich Co.	26,844	2,263,755
Plum Creek Timber Co., Inc.	32,917	1,430,244
Prologis, Inc.	96,627	4,209,072
Public Storage	27,303	5,382,513
Simon Property Group, Inc.	58,940	11,531,022
SL Green Realty Corp.	18,500	2,375,030
Ventas, Inc.	62,391	4,555,791
Vornado Realty Trust	32,892	3,683,904
Weyerhaeuser Co.	99,143	3,286,590

		87,988,262

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	87,616	918,216
People’s United Financial, Inc.	59,290	901,208

		1,819,424

		551,120,585

Industrial — 9.6%
Aerospace & Defense — 2.0%
The Boeing Co.	123,967	18,604,967
General Dynamics Corp.	59,589	8,088,015
L-3 Communications Holdings, Inc.	15,353	1,931,254
Lockheed Martin Corp.	50,669	10,283,780
Northrop Grumman Corp.	37,555	6,044,853
Raytheon Co.	58,361	6,375,939
Rockwell Collins, Inc.	25,021	2,415,778
United Technologies Corp.	156,405	18,330,666

		72,075,252

Building Materials — 0.1%
Martin Marietta Materials, Inc.	11,712	1,637,338
Masco Corp.	65,553	1,750,265

		3,387,603

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	46,068	2,420,413
Emerson Electric Co.	129,255	7,318,418

		9,738,831

Electronics — 0.6%
Agilent Technologies, Inc.	63,958	2,657,455
Allegion PLC	18,214	1,114,150
Amphenol Corp. Class A	59,142	3,485,238
FLIR Systems, Inc.	27,308	854,194
Garmin Ltd.	22,936	1,089,919
PerkinElmer, Inc.	20,918	1,069,747
TE Connectivity Ltd.	77,263	5,533,576

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyco International PLC	80,284	$3,457,029
Waters Corp. (a)	15,769	1,960,402

		21,221,710

Engineering & Construction — 0.1%
Fluor Corp.	27,891	1,594,249
Jacobs Engineering Group, Inc. (a)	23,866	1,077,789

		2,672,038

Environmental Controls — 0.3%
Republic Services, Inc.	47,442	1,924,247
Stericycle, Inc. (a)	16,020	2,249,689
Waste Management, Inc.	80,314	4,355,428

		8,529,364

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,768	1,583,542
Stanley Black & Decker, Inc.	29,874	2,848,785

		4,432,327

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	114,508	9,164,075
Ingersoll-Rand PLC	49,480	3,368,598
Joy Global, Inc.	17,964	703,830

		13,236,503

Machinery – Diversified — 0.5%
Cummins, Inc.	31,881	4,419,982
Deere & Co.	64,263	5,635,222
Flowserve Corp.	25,566	1,444,223
Rockwell Automation, Inc.	25,726	2,983,959
Roper Industries, Inc.	19,056	3,277,632
Xylem, Inc.	33,601	1,176,707

		18,937,725

Manufacturing — 3.3%
3M Co.	120,137	19,816,598
Danaher Corp.	116,305	9,874,295
Dover Corp.	31,007	2,143,204
Eaton Corp. PLC	89,987	6,113,717
General Electric Co.	1,904,678	47,255,061
Honeywell International, Inc.	148,224	15,461,246
Illinois Tool Works, Inc.	66,237	6,434,262
Leggett & Platt, Inc.	26,468	1,219,910
Pall Corp.	20,265	2,034,403
Parker Hannifin Corp.	27,049	3,212,880
Pentair PLC	34,272	2,155,366
Textron, Inc.	52,586	2,331,137

		118,052,079

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	26,775	5,622,750

Packaging & Containers — 0.1%
Ball Corp.	26,349	1,861,293
Owens-Illinois, Inc. (a)	30,272	705,943

	Number of Shares	Value
Sealed Air Corp.	39,765	$1,811,694

		4,378,930

Transportation — 1.6%
American ExpressNorfolk Southern Corp.	58,403	6,010,837
C.H. Robinson Worldwide, Inc.	27,569	2,018,602
CSX Corp.	187,291	6,203,078
Expeditors International of Washington, Inc.	36,056	1,737,178
FedEx Corp.	49,968	8,267,206
Kansas City Southern	21,165	2,160,523
Ryder System, Inc.	10,256	973,192
Union Pacific Corp.	166,644	18,049,212
United Parcel Service, Inc. Class B	131,627	12,759,921

		58,179,749

		340,464,861

Technology — 12.3%
Computers — 6.1%
Accenture PLC Class A	118,915	11,141,146
Apple, Inc.	1,102,041	137,126,962
Cognizant Technology Solutions Corp. Class A (a)	115,362	7,197,435
Computer Sciences Corp.	26,573	1,734,685
EMC Corp.	376,209	9,615,902
Hewlett-Packard Co.	343,841	10,714,086
International Business Machines Corp.	173,973	27,922,666
NetApp, Inc.	58,103	2,060,332
SanDisk Corp.	40,332	2,565,922
Seagate Technology PLC	62,122	3,232,208
Teradata Corp. (a)	26,919	1,188,205
Western Digital Corp.	41,315	3,760,078

		218,259,627

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	37,154	866,431
Xerox Corp.	195,253	2,509,001

		3,375,432

Semiconductors — 2.3%
Altera Corp.	57,182	2,453,680
Analog Devices, Inc.	58,581	3,690,603
Applied Materials, Inc.	233,392	5,265,323
Avago Technologies Ltd.	48,621	6,173,895
Broadcom Corp. Class A	103,485	4,480,383
Intel Corp.	896,410	28,030,741
KLA-Tencor Corp.	30,636	1,785,772
Lam Research Corp.	29,868	2,097,779
Linear Technology Corp.	45,055	2,108,574
Microchip Technology, Inc.	37,612	1,839,227
Micron Technology, Inc. (a)	203,554	5,522,420
NVIDIA Corp.	96,800	2,025,540
Skyworks Solutions, Inc.	35,978	3,536,278

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	198,966	$11,377,871
Xilinx, Inc.	48,925	2,069,527

		82,457,613

Software — 3.8%
Adobe Systems, Inc. (a)	89,789	6,638,999
Autodesk, Inc. (a)	42,776	2,508,385
CA, Inc.	61,159	1,994,395
Cerner Corp. (a)	58,131	4,258,677
Citrix Systems, Inc. (a)	29,983	1,915,014
The Dun & Bradstreet Corp.	6,948	891,845
Electronic Arts, Inc. (a)	58,906	3,464,556
Fidelity National Information Services, Inc.	54,470	3,707,228
Fiserv, Inc. (a)	44,733	3,551,800
Intuit, Inc.	52,286	5,069,651
Microsoft Corp.	1,552,148	63,102,577
Oracle Corp.	606,483	26,169,742
Red Hat, Inc. (a)	35,026	2,653,220
Salesforce.com, Inc. (a)	114,472	7,647,874

		133,573,963

		437,666,635

Utilities — 3.0%
Electric — 2.7%
The AES Corp.	125,190	1,608,691
Ameren Corp.	46,573	1,965,381
American Electric Power Co., Inc.	91,904	5,169,600
CenterPoint Energy, Inc.	82,707	1,688,050
CMS Energy Corp.	51,159	1,785,961
Consolidated Edison, Inc.	54,725	3,338,225
Dominion Resources, Inc.	111,418	7,896,194
DTE Energy Co.	33,749	2,723,207
Duke Energy Corp.	133,773	10,271,091
Edison International	61,821	3,861,958
Entergy Corp.	34,378	2,663,951
Eversource Energy	60,276	3,045,143
Exelon Corp.	163,125	5,482,631
FirstEnergy Corp.	79,293	2,780,013
Integrys Energy Group, Inc.	14,674	1,056,821
NextEra Energy, Inc.	83,783	8,717,621
NRG Energy, Inc.	63,001	1,586,995
Pepco Holdings, Inc.	46,455	1,246,388
PG&E Corp.	89,818	4,766,641
Pinnacle West Capital Corp.	21,453	1,367,629
PPL Corp.	126,991	4,274,517
Public Service Enterprise Group, Inc.	94,974	3,981,310
SCANA Corp.	27,446	1,509,256
The Southern Co.	171,739	7,604,603
TECO Energy, Inc.	44,883	870,730
Wisconsin Energy Corp.	42,708	2,114,046
Xcel Energy, Inc.	96,471	3,358,155

		96,734,808

	Number of Shares	Value
Gas — 0.3%
AGL Resources, Inc.	22,809	$1,132,467
NiSource, Inc.	60,105	2,654,237
Sempra Energy	43,860	4,781,617

		8,568,321

		105,303,129

TOTAL COMMON STOCK (Cost $2,056,352,996)		3,463,101,566

TOTAL EQUITIES (Cost $2,056,352,996)		3,463,101,566

TOTAL LONG-TERM INVESTMENTS (Cost $2,056,352,996)		3,463,101,566

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$102,541,953	102,541,953

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	9,474	9,474

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 4/30/15	6,490,000	6,489,739

TOTAL SHORT-TERM INVESTMENTS (Cost $109,040,409)		109,041,166

TOTAL INVESTMENTS — 100.4% (Cost $2,165,393,405) (d)		3,572,142,732

Other Assets/(Liabilities) — (0.4)%		(15,227,977)

NET ASSETS — 100.0%		$3,556,914,755

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Maturity value of $102,541,982. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 9/25/39 – 5/15/40, and an aggregate market value, including accrued interest, of $104,592,843.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Focused Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 95.1%
Basic Materials — 5.5%
Mining — 5.5%
Glencore PLC ADR (United Kingdom)	6,300,000	$53,361,000

Communications — 9.0%
Internet — 5.8%
Amazon.com, Inc. (a)	150,000	55,815,000

Media — 3.2%
Tribune Media Co.	518,452	31,527,066

		87,342,066

Consumer, Cyclical — 16.3%
Apparel — 1.1%
Ralph Lauren Corp.	82,488	10,847,172

Auto Manufacturers — 6.7%
General Motors Co.	1,738,000	65,175,000

Lodging — 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	251,498	21,000,083

Retail — 6.3%
CarMax, Inc. (a)	435,000	30,019,350
Tiffany & Co.	350,000	30,803,500

		60,822,850

		157,845,105

Consumer, Non-cyclical — 4.0%
Commercial Services — 4.0%
Visa, Inc. Class A	592,000	38,722,720

Energy — 8.5%
Oil & Gas Services — 8.5%
Halliburton Co.	754,500	33,107,460
National Oilwell Varco, Inc.	560,000	27,994,400
NOW, Inc. (a)	1,004,700	21,741,708

		82,843,568

Financial — 35.9%
Banks — 6.7%
Wells Fargo & Co.	1,194,800	64,997,120

Diversified Financial — 14.1%
BlackRock, Inc.	125,000	45,730,000
Franklin Resources, Inc.	846,000	43,416,720
JP Morgan Chase & Co.	779,000	47,191,820

		136,338,540

Insurance — 10.6%
American International Group, Inc.	1,030,000	56,433,700
Aon PLC	484,000	46,522,080

		102,955,780

	Number of Shares	Value
Real Estate — 4.5%
CBRE Group, Inc. (a)	1,140,000	$44,129,400

		348,420,840

Industrial — 2.7%
Machinery – Construction & Mining — 2.7%
Caterpillar, Inc.	325,376	26,039,841

Technology — 13.2%
Computers — 3.0%
Apple, Inc.	232,000	28,867,760

Semiconductors — 6.2%
Intel Corp.	1,918,000	59,975,860

Software — 4.0%
Microsoft Corp.	952,000	38,703,560

		127,547,180

TOTAL COMMON STOCK (Cost $701,263,868)		922,122,320

TOTAL EQUITIES (Cost $701,263,868)		922,122,320

TOTAL LONG-TERM INVESTMENTS (Cost $701,263,868)		922,122,320

	Principal Amount
SHORT-TERM INVESTMENTS — 5.1%
Repurchase Agreement — 5.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$49,719,275	49,719,275

TOTAL SHORT-TERM INVESTMENTS (Cost $49,719,275)		49,719,275

TOTAL INVESTMENTS — 100.2% (Cost $750,983,143) (c)		971,841,595

Other Assets/(Liabilities) — (0.2)%		(1,810,704)

NET ASSETS — 100.0%		$970,030,891

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $49,719,289. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $50,713,723.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund — Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.9%

COMMON STOCK — 100.9%
Basic Materials — 1.4%
Chemicals — 1.4%
The Sherwin-Williams Co.	7,597	$2,161,347

Communications — 17.8%
Internet — 9.7%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	11,000	915,640
Amazon.com, Inc. (a)	8,032	2,988,708
CDW Corp.	5,025	187,131
Expedia, Inc.	11,609	1,092,755
F5 Networks, Inc. (a)	14,134	1,624,562
Facebook, Inc. Class A (a)	36,558	3,005,616
Google, Inc. Class C (a)	7,021	3,847,508
The Priceline Group, Inc. (a)	1,180	1,373,697

		15,035,617

Media — 2.2%
Comcast Corp. Class A	40,415	2,282,235
Discovery Communications, Inc. Series A (a)	7,582	233,222
FactSet Research Systems, Inc.	2,012	320,310
Scripps Networks Interactive Class A	7,742	530,792

		3,366,559

Telecommunications — 5.9%
Amdocs Ltd.	9,279	504,778
Cisco Systems, Inc.	117,418	3,231,930
QUALCOMM, Inc.	42,991	2,980,996
Verizon Communications, Inc.	50,756	2,468,264

		9,185,968

		27,588,144

Consumer, Cyclical — 14.6%
Home Builders — 0.8%
PulteGroup, Inc.	56,206	1,249,459

Home Furnishing — 0.5%
Whirlpool Corp.	3,519	711,049

Lodging — 2.1%
Hilton Worldwide Holdings, Inc. (a)	36,234	1,073,251
Wyndham Worldwide Corp.	18,492	1,672,972
Wynn Resorts Ltd.	3,790	477,085

		3,223,308

Retail — 11.2%
Advance Auto Parts, Inc.	7,458	1,116,388
Chipotle Mexican Grill, Inc. (a)	2,336	1,519,661
Costco Wholesale Corp.	14,756	2,235,460
CVS Health Corp.	20,786	2,145,323

	Number of Shares	Value
The Home Depot, Inc.	32,473	$3,689,258
Lowe’s Cos., Inc.	31,951	2,376,835
O’Reilly Automotive, Inc. (a)	9,495	2,053,199
The TJX Cos., Inc.	31,645	2,216,732

		17,352,856

		22,536,672

Consumer, Non-cyclical — 29.2%
Beverages — 2.1%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	12,281	1,497,177
Monster Beverage Corp. (a)	12,108	1,675,686

		3,172,863

Biotechnology — 5.8%
Amgen, Inc.	16,528	2,642,001
Biogen, Inc. (a)	4,950	2,090,088
Celgene Corp. (a)	20,874	2,406,355
Vertex Pharmaceuticals, Inc. (a)	15,281	1,802,699

		8,941,143

Commercial Services — 3.7%
Alliance Data Systems Corp. (a)	2,271	672,784
Moody’s Corp.	9,616	998,141
Paychex, Inc.	30,319	1,504,277
Visa, Inc. Class A	37,992	2,485,057

		5,660,259

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	15,307	1,061,387
The Estee Lauder Cos., Inc. Class A	14,181	1,179,292

		2,240,679

Foods — 1.4%
Mondelez International, Inc. Class A	44,555	1,607,990
Sysco Corp.	15,022	566,780

		2,174,770

Health Care – Products — 5.6%
Becton, Dickinson & Co.	11,648	1,672,536
C.R. Bard, Inc.	10,971	1,835,997
Johnson & Johnson	14,025	1,410,915
Medtronic PLC	24,341	1,898,355
Varian Medical Systems, Inc. (a)	5,983	562,940
Zimmer Holdings, Inc.	11,465	1,347,367

		8,728,110

Health Care – Services — 2.3%
Aetna, Inc.	21,924	2,335,564
Anthem, Inc.	4,830	745,800
HCA Holdings, Inc. (a)	7,197	541,430

		3,622,794

Pharmaceuticals — 6.9%
Actavis PLC (a)	2,735	813,991

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AstraZeneca PLC Sponsored ADR (United Kingdom)	12,858	$879,873
Bristol-Myers Squibb Co.	27,725	1,788,262
Cardinal Health, Inc.	5,019	453,065
Eli Lilly & Co.	27,389	1,989,811
Gilead Sciences, Inc. (a)	33,058	3,243,982
Merck & Co., Inc.	25,579	1,470,281

		10,639,265

		45,179,883

Energy — 0.8%
Oil & Gas — 0.4%
Cabot Oil & Gas Corp.	22,593	667,171

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	9,376	596,126

		1,263,297

Financial — 3.8%
Banks — 0.8%
Bank of America Corp.	74,980	1,153,942

Diversified Financial — 2.0%
American Express Co.	15,070	1,177,268
IntercontinentalExchange, Inc.	5,154	1,202,274
JP Morgan Chase & Co.	4,261	258,131
Waddell & Reed Financial, Inc. Class A	10,340	512,244

		3,149,917

Insurance — 0.3%
American International Group, Inc.	9,629	527,573

Real Estate Investment Trusts (REITS) — 0.7%
Public Storage	5,451	1,074,610

		5,906,042

Industrial — 6.9%
Aerospace & Defense — 1.3%
The Boeing Co.	13,308	1,997,265

Electronics — 0.5%
Agilent Technologies, Inc.	17,105	710,713

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	4,657	540,165

Manufacturing — 3.6%
3M Co.	5,381	887,596
Danaher Corp.	17,547	1,489,740
Honeywell International, Inc.	21,005	2,191,032
Illinois Tool Works, Inc.	9,773	949,349

		5,517,717

Transportation — 1.2%
United Parcel Service, Inc. Class B	19,877	1,926,876

		10,692,736

	Number of Shares	Value
Technology — 26.4%
Computers — 10.1%
Apple, Inc.	96,366	$11,990,822
Brocade Communications Systems, Inc.	42,569	505,081
NetApp, Inc.	43,691	1,549,283
SanDisk Corp.	5,524	351,437
Western Digital Corp.	14,531	1,322,466

		15,719,089

Internet — 1.1%
Check Point Software Technologies Ltd. (a)	20,464	1,677,434

Semiconductors — 6.8%
Altera Corp.	75,498	3,239,619
Broadcom Corp. Class A	36,361	1,574,249
Linear Technology Corp.	27,480	1,286,064
Marvell Technology Group Ltd.	26,528	389,962
Maxim Integrated Products, Inc.	46,094	1,604,532
Microchip Technology, Inc.	19,235	940,592
Skyworks Solutions, Inc.	11,159	1,096,818
Xilinx, Inc.	8,306	351,344

		10,483,180

Software — 8.4%
Activision Blizzard, Inc.	38,605	877,299
Intuit, Inc.	19,877	1,927,274
Microsoft Corp.	117,709	4,785,459
Oracle Corp.	124,793	5,384,818

		12,974,850

		40,854,553

TOTAL COMMON STOCK (Cost $127,731,303)		156,182,674

TOTAL EQUITIES (Cost $127,731,303)		156,182,674

TOTAL LONG-TERM INVESTMENTS (Cost $127,731,303)		156,182,674

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$978,241	978,241

TOTAL SHORT-TERM INVESTMENTS (Cost $978,241)		978,241

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.5% (Cost $128,709,544) (c)	$157,160,915

Other Assets/(Liabilities) — (1.5)%	(2,369,329)

NET ASSETS — 100.0%	$154,791,586

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $978,241. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $998,419.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 2.6%
Chemicals — 2.6%
Ashland, Inc.	24,000	$3,055,440
E.I. du Pont de Nemours & Co.	13,700	979,139
Ecolab, Inc.	101,000	11,552,380
PPG Industries, Inc.	12,600	2,841,804
The Sherwin-Williams Co.	73,600	20,939,200

		39,367,963

Communications — 25.4%
Internet — 21.5%
Akamai Technologies, Inc. (a)	25,600	1,818,752
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	294,872	24,545,145
Amazon.com, Inc. (a)	191,936	71,419,386
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	106,900	22,277,960
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	8,200	480,684
Facebook, Inc. Class A (a)	656,165	53,946,606
Google, Inc. Class A (a)	61,599	34,168,965
Google, Inc. Class C (a)	71,429	39,143,092
LinkedIn Corp. Class A (a)	31,100	7,770,646
NAVER Corp.	1,342	809,896
Netflix, Inc. (a)	28,700	11,959,003
The Priceline Group, Inc. (a)	27,300	31,781,295
Tencent Holdings Ltd.	744,700	14,087,844
Twitter, Inc. (a)	160,500	8,037,840
Vipshop Holdings Ltd. (a)	337,900	9,947,776

		332,194,890

Media — 1.2%
FactSet Research Systems, Inc.	63,865	10,167,308
Time Warner, Inc.	3,200	270,208
Twenty-First Century Fox Class A	3,600	121,824
The Walt Disney Co.	71,300	7,478,657

		18,037,997

Telecommunications — 2.7%
Cisco Systems, Inc.	848,644	23,358,926
QUALCOMM, Inc.	253,621	17,586,080
Softbank Corp.	2,400	139,511

		41,084,517

		391,317,404

Consumer, Cyclical — 13.2%
Airlines — 1.2%
American Airlines Group, Inc.	339,100	17,897,698
Delta Air Lines, Inc.	5,700	256,272

		18,153,970

	Number of Shares	Value
Apparel — 0.4%
Nike, Inc. Class B	56,200	$5,638,546
VF Corp.	13,700	1,031,747

		6,670,293

Auto Manufacturers — 0.3%
Tesla Motors, Inc. (a)	23,800	4,492,726

Automotive & Parts — 0.1%
BorgWarner, Inc.	14,100	852,768
Delphi Automotive PLC	12,600	1,004,724

		1,857,492

Leisure Time — 0.3%
Carnival Corp.	16,300	779,792
Norwegian Cruise Line Holdings Ltd. (a)	51,700	2,792,317
Polaris Industries, Inc.	1,700	239,870
Royal Caribbean Cruises Ltd.	4,800	392,880

		4,204,859

Lodging — 1.8%
Hilton Worldwide Holdings, Inc. (a)	217,155	6,432,131
Las Vegas Sands Corp.	22,600	1,243,904
Marriott International, Inc. Class A	21,190	1,701,981
MGM Resorts International (a)	289,400	6,086,082
Starwood Hotels & Resorts Worldwide, Inc.	2,400	200,400
Wynn Macau Ltd.	514,000	1,108,724
Wynn Resorts Ltd.	87,100	10,964,148

		27,737,370

Retail — 9.1%
AutoZone, Inc. (a)	4,900	3,342,584
CarMax, Inc. (a)	48,400	3,340,084
Chipotle Mexican Grill, Inc. (a)	13,400	8,717,236
Costco Wholesale Corp.	36,300	5,499,269
CVS Health Corp.	99,600	10,279,716
Hanesbrands, Inc.	234,800	7,868,148
The Home Depot, Inc.	105,300	11,963,133
L Brands, Inc.	55,300	5,214,237
Lowe’s Cos., Inc.	326,520	24,289,823
O’Reilly Automotive, Inc. (a)	58,200	12,585,168
PVH Corp.	2,000	213,120
Ross Stores, Inc.	69,900	7,364,664
Starbucks Corp.	180,700	17,112,290
Tractor Supply Co.	80,100	6,813,306
Walgreens Boots Alliance, Inc.	76,100	6,444,148
Yum! Brands, Inc.	122,878	9,672,956

		140,719,882

		203,836,592

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 32.5%
Beverages — 3.3%
The Coca-Cola Co.	345,042	$13,991,453
Constellation Brands, Inc. Class A (a)	19,800	2,300,958
Keurig Green Mountain, Inc.	4,000	446,920
Monster Beverage Corp. (a)	156,533	21,663,384
SABMiller PLC	236,771	12,443,500

		50,846,215

Biotechnology — 6.5%
Alexion Pharmaceuticals, Inc. (a)	125,600	21,766,480
Amgen, Inc.	66,687	10,659,917
Biogen, Inc. (a)	78,000	32,934,720
Celgene Corp. (a)	196,600	22,664,048
Regeneron Pharmaceuticals, Inc. (a)	16,300	7,359,124
Vertex Pharmaceuticals, Inc. (a)	43,900	5,178,883

		100,563,172

Commercial Services — 7.2%
Automatic Data Processing, Inc.	50,268	4,304,952
MasterCard, Inc. Class A	302,700	26,150,253
McKesson Corp.	139,900	31,645,380
Visa, Inc. Class A	737,496	48,239,613

		110,340,198

Cosmetics & Personal Care — 1.2%
The Estee Lauder Cos., Inc. Class A	48,800	4,058,208
The Procter & Gamble Co.	170,000	13,929,800

		17,988,008

Foods — 1.2%
Danone SA	1,339,807	18,100,793

Health Care – Products — 2.7%
Becton, Dickinson & Co.	44,900	6,447,191
The Cooper Cos., Inc.	8,900	1,668,038
Intuitive Surgical, Inc. (a)	14,400	7,272,432
Medtronic PLC	34,607	2,699,000
Stryker Corp.	34,000	3,136,500
Varian Medical Systems, Inc. (a)	142,521	13,409,801
Zimmer Holdings, Inc.	65,810	7,733,991

		42,366,953

Health Care – Services — 1.8%
Anthem, Inc.	27,200	4,199,952
Humana, Inc.	3,000	534,060
Thermo Fisher Scientific, Inc.	115,900	15,570,006
UnitedHealth Group, Inc.	65,400	7,736,166

		28,040,184

Pharmaceuticals — 8.6%
Actavis PLC (a)	83,993	24,997,997
AmerisourceBergen Corp.	44,300	5,035,581
Cardinal Health, Inc.	81,600	7,366,032
Eli Lilly & Co.	27,200	1,976,080

	Number of Shares	Value
Gilead Sciences, Inc. (a)	238,300	$23,384,379
Merck & Co., Inc.	118,420	6,806,782
Novartis AG ADR (Switzerland)	148,358	14,629,582
Novo Nordisk A/S Sponsored ADR (Denmark)	311,168	16,613,259
Perrigo Co. PLC	700	115,885
Pharmacyclics, Inc. (a)	42,000	10,749,900
Shire PLC Sponsored ADR (United Kingdom)	15,400	3,685,066
Valeant Pharmaceuticals International, Inc. (a)	85,800	17,041,596

		132,402,139

		500,647,662

Energy — 2.0%
Oil & Gas — 1.2%
Cimarex Energy Co.	3,400	391,306
Concho Resources, Inc. (a)	12,700	1,472,184
Continental Resources, Inc. (a)	6,200	270,754
EOG Resources, Inc.	600	55,014
EQT Corp.	91,700	7,599,179
Pioneer Natural Resources Co.	31,300	5,117,863
Range Resources Corp.	66,053	3,437,398

		18,343,698

Oil & Gas Services — 0.8%
Schlumberger Ltd.	147,378	12,297,220

		30,640,918

Financial — 5.1%
Banks — 0.5%
Northern Trust Corp.	6,900	480,585
State Street Corp.	94,700	6,963,291

		7,443,876

Diversified Financial — 3.3%
American Express Co.	70,621	5,516,913
Ameriprise Financial, Inc.	53,900	7,052,276
Citigroup, Inc.	1,300	66,976
Greenhill & Co., Inc.	53,205	2,109,578
Intercontinental Exchange, Inc.	33,000	7,697,910
Invesco Ltd.	176,400	7,001,316
Morgan Stanley	301,800	10,771,242
TD Ameritrade Holding Corp.	279,800	10,425,348

		50,641,559

Insurance — 0.2%
Marsh & McLennan Cos., Inc.	55,300	3,101,777

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp.	186,300	17,540,145

		78,727,357

Industrial — 9.6%
Aerospace & Defense — 1.2%
The Boeing Co.	120,300	18,054,624

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.0%
Ingersoll-Rand PLC	6,600	$449,328

Machinery – Diversified — 1.1%
Flowserve Corp.	26,300	1,485,687
Roper Industries, Inc.	47,300	8,135,600
Wabtec Corp.	74,200	7,049,742

		16,671,029

Manufacturing — 2.2%
3M Co.	11,300	1,863,935
Danaher Corp.	320,600	27,218,940
Honeywell International, Inc.	16,900	1,762,839
Pall Corp.	18,600	1,867,254
Textron, Inc.	25,300	1,121,549

		33,834,517

Metal Fabricate & Hardware — 0.7%
Precision Castparts Corp.	56,500	11,865,000

Transportation — 4.4%
Canadian Pacific Railway Ltd.	14,700	2,685,690
Expeditors International of Washington, Inc.	310,982	14,983,113
FedEx Corp.	53,500	8,851,575
J.B. Hunt Transport Services, Inc.	34,100	2,911,969
Kansas City Southern	53,200	5,430,656
Union Pacific Corp.	74,900	8,112,419
United Continental Holdings, Inc. (a)	182,800	12,293,300
United Parcel Service, Inc. Class B	129,724	12,575,445

		67,844,167

		148,718,665

Technology — 8.7%
Computers — 1.8%
Apple, Inc.	188,800	23,492,384
Cognizant Technology Solutions Corp. Class A (a)	33,600	2,096,304
IHS, Inc. Class A (a)	14,100	1,604,016

		27,192,704

Semiconductors — 0.9%
Altera Corp.	28,141	1,207,530
Analog Devices, Inc.	34,056	2,145,528
ARM Holdings PLC Sponsored ADR (United Kingdom)	226,999	11,191,051

		14,544,109

Software — 6.0%
Autodesk, Inc. (a)	228,423	13,394,725
Electronic Arts, Inc. (a)	65,400	3,846,501
Fiserv, Inc. (a)	98,700	7,836,780
Intuit, Inc.	800	77,568
Microsoft Corp.	231,218	9,400,168
Oracle Corp.	448,454	19,350,790
Red Hat, Inc. (a)	95,190	7,210,642

	Number of Shares	Value
Salesforce.com, Inc. (a)	227,400	$15,192,594
SEI Investments Co.	328,382	14,478,362
Servicenow, Inc. (a)	20,800	1,638,624

		92,426,754

		134,163,567

TOTAL COMMON STOCK (Cost $1,199,331,105)		1,527,420,128

TOTAL EQUITIES (Cost $1,199,331,105)		1,527,420,128

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,041	1,041

TOTAL MUTUAL FUNDS (Cost $1,041)		1,041

TOTAL LONG-TERM INVESTMENTS (Cost $1,199,332,146)		1,527,421,169

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$8,201,460	8,201,460

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	212,278	212,278

TOTAL SHORT-TERM INVESTMENTS (Cost $8,413,738)		8,413,738

TOTAL INVESTMENTS — 99.6% (Cost $1,207,745,884) (c)		1,535,834,907

Other Assets/(Liabilities) — 0.4%		5,466,827

NET ASSETS — 100.0%		$1,541,301,734

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,201,462. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 5/15/40, and an aggregate market value, including accrued interest, of $8,366,499.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 1.5%
Chemicals — 1.5%
Monsanto Co.	147,000	$16,543,379

Communications — 33.2%
Internet — 27.8%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a) (b)	262,000	21,808,880
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	207,675	43,279,470
eBay, Inc. (b)	438,625	25,299,890
Equinix, Inc.	94,410	21,983,368
Facebook, Inc. Class A (b)	394,000	32,392,710
Google, Inc. Class A (b)	54,900	30,453,030
Google, Inc. Class C (b)	46,975	25,742,300
Liberty Interactive Corp. Class A (b)	739,300	21,580,167
LinkedIn Corp. Class A (b)	113,000	28,234,180
The Priceline Group, Inc. (b)	30,136	35,082,824
TripAdvisor, Inc. (b)	163,510	13,599,127
Yelp, Inc. (a) (b)	125,925	5,962,549

		305,418,495

Media — 2.6%
Discovery Communications, Inc. Series A (b)	142,891	4,395,327
Discovery Communications, Inc. Series C (b)	386,293	11,385,986
Twenty-First Century Fox Class A	369,000	12,486,960

		28,268,273

Telecommunications — 2.8%
QUALCOMM, Inc.	448,619	31,107,242

		364,794,010

Consumer, Cyclical — 10.7%
Apparel — 2.6%
Nike, Inc. Class B	287,350	28,829,825

Lodging — 1.7%
Las Vegas Sands Corp.	230,000	12,659,200
Wynn Resorts Ltd.	42,750	5,381,370

		18,040,570

Retail — 6.4%
Chipotle Mexican Grill, Inc. (b)	30,000	19,516,200
L Brands, Inc.	187,325	17,662,874
Sally Beauty Holdings, Inc. (b)	249,250	8,566,723
Walgreens Boots Alliance, Inc.	289,913	24,549,833

		70,295,630

		117,166,025

	Number of Shares	Value
Consumer, Non-cyclical — 26.9%
Biotechnology — 9.7%
Alexion Pharmaceuticals, Inc. (b)	81,000	$14,037,300
Biogen, Inc. (b)	81,750	34,518,120
Celgene Corp. (b)	262,400	30,249,472
Regeneron Pharmaceuticals, Inc. (b)	62,000	27,991,760

		106,796,652

Commercial Services — 8.3%
MasterCard, Inc. Class A	268,375	23,184,916
Visa, Inc. Class A	1,045,800	68,405,778

		91,590,694

Foods — 1.3%
Whole Foods Market, Inc.	262,000	13,644,960

Pharmaceuticals — 7.6%
Actavis PLC (b)	65,306	19,436,372
BioMarin Pharmaceutical, Inc. (b)	137,000	17,072,940
Novo Nordisk A/S Sponsored ADR (Denmark)	328,700	17,549,293
Perrigo Co. PLC	66,550	11,017,353
Valeant Pharmaceuticals International, Inc. (b)	95,102	18,889,159

		83,965,117

		295,997,423

Energy — 6.6%
Oil & Gas — 1.8%
EOG Resources, Inc.	135,275	12,403,365
Southwestern Energy Co. (a) (b)	339,000	7,861,410

		20,264,775

Oil & Gas Services — 2.3%
FMC Technologies, Inc. (b)	250,000	9,252,500
Schlumberger Ltd.	196,000	16,354,240

		25,606,740

Pipelines — 2.5%
Kinder Morgan, Inc.	299,925	12,614,846
The Williams Cos., Inc.	282,200	14,276,498

		26,891,344

		72,762,859

Financial — 4.9%
Diversified Financial — 3.1%
The Charles Schwab Corp.	458,000	13,941,520
IntercontinentalExchange, Inc.	58,125	13,558,819
LendingClub Corp. (a) (b)	364,000	7,152,600

		34,652,939

Real Estate Investment Trusts (REITS) — 1.8%
Crown Castle International Corp.	238,775	19,708,488

		54,361,427

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 15.3%
Semiconductors — 2.4%
ARM Holdings PLC Sponsored ADR (United Kingdom)	297,000	$14,642,100
ASML Holding NV (a)	116,000	11,719,480

		26,361,580

Software — 12.9%
Adobe Systems, Inc. (b)	373,925	27,648,014
Athenahealth, Inc. (a) (b)	74,000	8,834,860
Cerner Corp. (b)	217,000	15,897,420
Electronic Arts, Inc. (b)	269,900	15,874,169
Intuit, Inc.	110,382	10,702,639
Microsoft Corp.	395,150	16,064,823
Salesforce.com, Inc. (b)	507,000	33,872,670
Splunk, Inc. (b)	225,000	13,320,000

		142,214,595

		168,576,175

TOTAL COMMON STOCK (Cost $794,829,920)		1,090,201,298

TOTAL EQUITIES (Cost $794,829,920)		1,090,201,298

MUTUAL FUNDS — 2.7%
Diversified Financial — 2.7%
State Street Naviagtor Securities Lending Prime Portfolio (c)	29,471,265	29,471,265

TOTAL MUTUAL FUNDS (Cost $29,471,265)		29,471,265

TOTAL LONG-TERM INVESTMENTS (Cost $824,301,185)		1,119,672,563

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$14,919,138	14,919,138

TOTAL SHORT-TERM INVESTMENTS (Cost $14,919,138)		14,919,138

Value
TOTAL INVESTMENTS — 103.1% (Cost $839,220,323) (e)	$1,134,591,701

Other Assets/(Liabilities) — (3.1)%	(34,026,780)

NET ASSETS — 100.0%	$1,100,564,921

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $28,770,907 or 2.61% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $14,919,142. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 4.000%, maturity dates ranging from 5/15/40 – 9/15/40, and an aggregate market value, including accrued interest, of $15,220,099.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 4.9%
Chemicals — 2.2%
Celanese Corp. Series A	21,225	$1,185,628
Eastman Chemical Co.	24,374	1,688,143
The Mosaic Co.	24,375	1,122,713

		3,996,484

Forest Products & Paper — 1.5%
International Paper Co.	33,892	1,880,667
Rock-Tenn Co. Class A	14,365	926,543

		2,807,210

Iron & Steel — 0.9%
Reliance Steel & Aluminum Co.	12,342	753,849
United States Steel Corp.	38,550	940,620

		1,694,469

Mining — 0.3%
Alcoa, Inc.	42,200	545,224

		9,043,387

Communications — 4.7%
Internet — 0.8%
Expedia, Inc.	6,005	565,251
Symantec Corp.	37,100	866,841

		1,432,092

Media — 1.5%
Gannett Co., Inc.	37,125	1,376,595
News Corp. Class A (a)	25,900	414,659
Starz Class A (a)	28,575	983,266

		2,774,520

Telecommunications — 2.4%
Amdocs Ltd.	36,898	2,007,251
ARRIS Group, Inc. (a)	31,400	907,303
Harris Corp.	5,270	415,065
Level 3 Communications, Inc. (a)	19,540	1,052,034

		4,381,653

		8,588,265

Consumer, Cyclical — 10.6%
Airlines — 0.3%
American Airlines Group, Inc.	11,730	619,109

Auto Manufacturers — 0.5%
Fiat Chrysler Automobiles NV (a)	51,750	844,043

Automotive & Parts — 3.1%
Allison Transmission Holdings, Inc.	82,605	2,638,403
Lear Corp.	18,250	2,022,465
Magna International, Inc. Class A	17,395	933,416

		5,594,284

	Number of Shares	Value
Home Builders — 0.6%
D.R. Horton, Inc.	37,100	$1,056,608

Home Furnishing — 1.1%
Whirlpool Corp.	9,938	2,008,072

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd.	5,410	442,809

Retail — 4.8%
American Eagle Outfitters, Inc.	119,360	2,038,669
Bed Bath & Beyond, Inc. (a)	3,745	287,522
Bloomin’ Brands, Inc.	58,325	1,419,047
Foot Locker, Inc.	16,175	1,019,025
The Gap, Inc.	43,294	1,875,929
Hanesbrands, Inc.	15,695	525,940
Kohl’s Corp.	9,040	707,380
Macy’s, Inc.	14,644	950,542

		8,824,054

		19,388,979

Consumer, Non-cyclical — 18.7%
Beverages — 0.7%
Molson Coors Brewing Co. Class B	16,305	1,213,907

Commercial Services — 3.4%
AerCap Holdings NV (a)	30,835	1,345,948
Booz Allen Hamilton Holding Corp.	37,220	1,077,147
CoreLogic, Inc. (a)	21,925	773,295
KAR Auction Services, Inc.	11,710	444,160
McKesson Corp.	8,642	1,954,820
ServiceMaster Global Holdings, Inc. (a)	17,625	594,844

		6,190,214

Foods — 4.2%
ConAgra Foods, Inc.	25,622	935,972
Ingredion, Inc.	22,518	1,752,351
The Kroger Co.	17,248	1,322,232
Pinnacle Foods, Inc.	18,400	750,904
Tyson Foods, Inc. Class A	46,265	1,771,949
Whole Foods Market, Inc.	24,230	1,261,898

		7,795,306

Health Care – Products — 3.7%
Boston Scientific Corp. (a)	65,300	1,159,075
C.R. Bard, Inc.	5,638	943,519
Globus Medical, Inc. Class A (a)	23,900	603,236
Halyard Health, Inc. (a)	19,350	952,020
Hologic, Inc. (a)	39,680	1,310,432
Zimmer Holdings, Inc.	15,380	1,807,458

		6,775,740

Health Care – Services — 3.9%
Anthem, Inc.	10,100	1,559,541
Cigna Corp.	8,908	1,153,051

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HCA Holdings, Inc. (a)	31,970	$2,405,103
Laboratory Corporation of America Holdings (a)	9,020	1,137,332
MEDNAX, Inc. (a)	12,170	882,447

		7,137,474

Household Products — 1.0%
Avery Dennison Corp.	34,826	1,842,644

Pharmaceuticals — 1.8%
Lannett Co., Inc. (a)	12,470	844,344
Quintiles Transnational Holdings, Inc. (a)	12,345	826,744
VCA Antech, Inc. (a)	30,510	1,672,558

		3,343,646

		34,298,931

Energy — 4.2%
Oil & Gas — 4.2%
Devon Energy Corp.	21,910	1,321,392
Encana Corp.	59,065	658,575
Helmerich & Payne, Inc.	8,508	579,140
Marathon Petroleum Corp.	9,308	953,046
Newfield Exploration Co. (a)	35,050	1,229,904
PBF Energy, Inc. Class A	37,500	1,272,000
Precision Drilling Corp.	182,250	1,155,465
Valero Energy Corp.	8,760	557,311

		7,726,833

		7,726,833

Financial — 28.3%
Banks — 5.9%
BB&T Corp.	47,634	1,857,250
Fifth Third Bancorp	99,696	1,879,269
Northern Trust Corp.	7,475	520,634
PNC Financial Services Group, Inc.	20,116	1,875,616
SunTrust Banks, Inc.	52,405	2,153,321
Webster Financial Corp.	66,700	2,471,235

		10,757,325

Diversified Financial — 8.2%
Ameriprise Financial, Inc.	13,846	1,811,611
CIT Group, Inc.	27,355	1,234,258
Discover Financial Services	33,834	1,906,546
E*TRADE Financial Corp. (a)	54,060	1,543,683
Invesco Ltd.	41,175	1,634,236
Lazard Ltd. Class A	16,675	876,938
The NASDAQ OMX Group, Inc.	38,700	1,971,378
Navient Corp.	46,757	950,570
Raymond James Financial, Inc.	31,390	1,782,324
Synchrony Financial (a)	42,675	1,295,186

		15,006,730

Diversified Financial Services — 0.7%
Voya Financial, Inc.	31,440	1,355,378

	Number of Shares	Value
Insurance — 5.2%
Allied World Assurance Co. Holdings Ltd.	10,950	$442,380
The Allstate Corp.	27,490	1,956,463
The Hartford Financial Services Group, Inc.	62,367	2,608,188
Lincoln National Corp.	18,065	1,038,015
Reinsurance Group of America, Inc.	9,108	848,774
Unum Group	29,186	984,444
Validus Holdings Ltd.	22,850	961,985
XL Group PLC	20,840	766,912

		9,607,161

Real Estate — 1.6%
CBRE Group, Inc. (a)	75,150	2,909,057

Real Estate Investment Trusts (REITS) — 6.7%
BioMed Realty Trust, Inc.	76,541	1,734,419
CBL & Associates Properties, Inc.	84,097	1,665,120
Digital Realty Trust, Inc.	13,200	870,672
DuPont Fabros Technology, Inc.	40,450	1,321,906
Hospitality Properties Trust	54,474	1,797,097
Liberty Property Trust	66,101	2,359,806
SL Green Realty Corp.	11,370	1,459,681
Sunstone Hotel Investors, Inc.	69,225	1,153,981

		12,362,682

		51,998,333

Industrial — 8.6%
Aerospace & Defense — 1.6%
L-3 Communications Holdings, Inc.	14,846	1,867,478
Spirit AeroSystems Holdings, Inc. Class A (a)	19,370	1,011,308

		2,878,786

Electronics — 1.0%
Avnet, Inc.	40,096	1,784,272

Environmental Controls — 0.5%
Republic Services, Inc.	22,202	900,513

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	5,520	526,387

Manufacturing — 2.6%
ITT Corp.	37,890	1,512,190
Parker Hannifin Corp.	7,744	919,832
Trinity Industries, Inc.	68,405	2,429,062

		4,861,084

Packaging & Containers — 0.3%
Crown Holdings, Inc. (a)	11,530	622,851

Transportation — 1.4%
Con-way, Inc.	18,920	834,940
CSX Corp.	55,346	1,833,059

		2,667,999

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.9%
GATX Corp.	27,170	$1,575,317

		15,817,209

Technology — 9.6%
Computers — 0.8%
Western Digital Corp.	15,800	1,437,958

Internet — 0.9%
Check Point Software Technologies Ltd. (a)	19,480	1,596,776

Office Equipment/Supplies — 1.4%
Pitney Bowes, Inc.	39,900	930,468
Xerox Corp.	132,448	1,701,957

		2,632,425

Semiconductors — 4.3%
Applied Materials, Inc.	48,125	1,085,700
Broadcom Corp. Class A	40,235	1,741,974
Integrated Device Technology, Inc. (a)	38,575	772,272
KLA-Tencor Corp.	23,852	1,390,333
Micron Technology, Inc. (a)	36,325	985,497
NXP Semiconductor NV (a)	6,940	696,498
Skyworks Solutions, Inc.	11,875	1,167,194

		7,839,468

Software — 2.2%
Activision Blizzard, Inc.	47,300	1,074,892
CA, Inc.	55,506	1,810,051
Electronic Arts, Inc. (a)	19,680	1,157,479

		4,042,422

		17,549,049

Utilities — 8.7%
Electric — 6.5%
The AES Corp.	72,942	937,305
Ameren Corp.	35,265	1,488,183
DTE Energy Co.	13,625	1,099,401
Dynegy, Inc. (a)	27,900	876,897
Exelon Corp.	44,050	1,480,520
NRG Energy, Inc.	42,600	1,073,094
PG&E Corp.	21,080	1,118,716
Portland General Electric Co.	11,625	431,171
PPL Corp.	49,638	1,670,815
SCANA Corp.	30,824	1,695,012

		11,871,114

Gas — 2.2%
AGL Resources, Inc.	30,792	1,528,823
Atmos Energy Corp.	26,565	1,469,045
Energen Corp.	16,590	1,094,940

		4,092,808

		15,963,922

		Value
TOTAL COMMON STOCK (Cost $160,335,050)		$180,374,908

TOTAL EQUITIES (Cost $160,335,050)		180,374,908

TOTAL LONG-TERM INVESTMENTS (Cost $160,335,050)		180,374,908

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$2,200,287	2,200,287

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	6,909	6,909

TOTAL SHORT-TERM INVESTMENTS (Cost $2,207,196)		2,207,196

TOTAL INVESTMENTS — 99.5% (Cost $162,542,246) (c)		182,582,104

Other Assets/(Liabilities) — 0.5%		848,367

NET ASSETS — 100.0%		$183,430,471

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,200,288. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 11/25/38 – 8/15/39, and an aggregate market value, including accrued interest, of $2,244,784.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 3.5%
Chemicals — 2.5%
Innospec, Inc.	19,570	$907,852
PolyOne Corp.	60,419	2,256,650
Sensient Technologies Corp.	22,200	1,529,136

		4,693,638

Forest Products & Paper — 0.7%
Deltic Timber Corp.	18,800	1,245,500

Mining — 0.3%
Luxfer Holdings PLC	44,100	589,617

		6,528,755

Consumer, Cyclical — 18.3%
Apparel — 0.6%
Ascena Retail Group, Inc. (a)	78,290	1,135,988

Auto Manufacturers — 1.1%
Oshkosh Corp.	42,553	2,076,161

Automotive & Parts — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	141,979	3,667,317

Distribution & Wholesale — 1.7%
ScanSource, Inc. (a)	39,090	1,589,009
United Stationers, Inc.	40,890	1,676,081

		3,265,090

Entertainment — 0.0%
International Speedway Corp. Class A	700	22,827

Home Furnishing — 3.2%
Tempur Sealy International, Inc. (a)	46,654	2,693,802
Whirlpool Corp.	16,153	3,263,875

		5,957,677

Office Furnishings — 1.2%
Herman Miller, Inc.	47,892	1,329,482
Steelcase, Inc. Class A	46,650	883,551

		2,213,033

Retail — 6.0%
Advance Auto Parts, Inc.	3,840	574,810
Casey’s General Stores, Inc.	13,770	1,240,677
The Cato Corp. Class A	36,230	1,434,708
CST Brands, Inc.	35,840	1,570,867
Fred’s, Inc. Class A	71,580	1,223,302
The Men’s Wearhouse, Inc.	43,906	2,291,893
Stage Stores, Inc.	59,560	1,365,115
Vitamin Shoppe, Inc. (a)	36,802	1,515,875

		11,217,247

	Number of Shares	Value
Storage & Warehousing — 1.4%
Mobile Mini, Inc.	59,971	$2,557,163

Textiles — 1.1%
G&K Services, Inc. Class A	27,540	1,997,476

		34,109,979

Consumer, Non-cyclical — 15.0%
Beverages — 0.6%
C&C Group PLC	297,689	1,213,569

Biotechnology — 1.1%
Charles River Laboratories International, Inc. (a)	26,870	2,130,522

Commercial Services — 2.6%
Corrections Corporation of America	27,648	1,113,108
Forrester Research, Inc.	30,440	1,119,583
FTI Consulting, Inc. (a)	37,150	1,391,639
MAXIMUS, Inc.	17,730	1,183,655

		4,807,985

Foods — 1.3%
Cranswick PLC	46,432	946,522
Post Holdings, Inc. (a)	29,680	1,390,211

		2,336,733

Health Care – Products — 3.9%
Haemonetics Corp. (a)	90,135	4,048,864
ICU Medical, Inc. (a)	20,410	1,900,988
Steris Corp.	18,770	1,318,968

		7,268,820

Health Care – Services — 2.5%
AmSurg Corp. (a)	19,710	1,212,559
HealthSouth Corp.	54,288	2,408,216
ICON PLC (a)	14,760	1,041,023

		4,661,798

Household Products — 2.4%
Acco Brands Corp. (a)	135,900	1,129,329
Helen of Troy Ltd. (a)	18,890	1,539,346
The Scotts Miracle-Gro Co. Class A	25,917	1,740,845

		4,409,520

Pharmaceuticals — 0.6%
Phibro Animal Health Corp. Class A	29,930	1,059,821

		27,888,768

Energy — 2.3%
Oil & Gas — 1.6%
Diamondback Energy, Inc. (a)	17,330	1,331,637
Linn Co LLC	46,528	445,273
RSP Permian, Inc. (a)	50,168	1,263,732

		3,040,642

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.7%
SEACOR Holdings, Inc. (a)	19,280	$1,343,238

		4,383,880

Financial — 16.2%
Banks — 8.6%
City National Corp.	32,579	2,902,137
First Midwest Bancorp, Inc.	70,840	1,230,491
Hancock Holding Co.	35,450	1,058,537
Hanmi Financial Corp.	52,784	1,116,382
International Bancshares Corp.	50,620	1,317,639
MB Financial, Inc.	36,680	1,148,451
Northwest Bancshares, Inc.	102,250	1,211,662
Prosperity Bancshares, Inc.	36,958	1,939,556
Texas Capital Bancshares, Inc. (a)	52,336	2,546,146
Webster Financial Corp.	42,890	1,589,074

		16,060,075

Insurance — 3.6%
Alleghany Corp. (a)	3,318	1,615,866
Assured Guaranty Ltd.	27,260	719,391
Primerica, Inc.	30,090	1,531,581
Reinsurance Group of America, Inc.	17,880	1,666,237
White Mountains Insurance Group Ltd.	1,770	1,211,601

		6,744,676

Investment Companies — 1.0%
Ares Capital Corp.	50,720	870,863
Solar Capital Ltd.	45,080	912,419

		1,783,282

Real Estate Investment Trusts (REITS) — 2.5%
DiamondRock Hospitality Co.	55,294	781,304
Education Realty Trust, Inc.	27,183	961,735
Kite Realty Group Trust	31,605	890,313
Mid-America Apartment Communities, Inc.	13,120	1,013,782
Summit Hotel Properties, Inc.	73,710	1,037,100

		4,684,234

Savings & Loans — 0.5%
First Niagara Financial Group, Inc.	105,810	935,360

		30,207,627

Industrial — 28.3%
Aerospace & Defense — 1.1%
Cubic Corp.	37,840	1,958,977

Building Materials — 4.6%
Comfort Systems USA, Inc.	77,113	1,622,458
Gibraltar Industries, Inc. (a)	61,628	1,011,315
Simpson Manufacturing Co., Inc.	69,009	2,578,866
Trex Co., Inc. (a)	62,021	3,382,005

		8,594,644

	Number of Shares	Value
Electrical Components & Equipment — 2.7%
Belden, Inc.	35,640	$3,334,478
Littelfuse, Inc.	16,161	1,606,242

		4,940,720

Electronics — 5.2%
Coherent, Inc. (a)	14,830	963,357
Faro Technologies, Inc. (a)	23,393	1,453,407
II-VI, Inc. (a)	132,028	2,437,237
Park Electrochemical Corp.	40,970	883,313
Plexus Corp. (a)	36,482	1,487,371
Vishay Intertechnology, Inc.	180,997	2,501,379

		9,726,064

Engineering & Construction — 0.1%
Mistras Group, Inc. (a)	10,230	197,030

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	14,580	827,852

Machinery – Construction & Mining — 1.0%
Terex Corp.	72,722	1,933,678

Machinery – Diversified — 0.9%
Albany International Corp. Class A	41,710	1,657,973

Manufacturing — 4.3%
AptarGroup, Inc.	10,350	657,432
Barnes Group, Inc.	63,190	2,558,563
Carlisle Cos., Inc.	18,360	1,700,687
ESCO Technologies, Inc.	25,910	1,009,972
Koppers Holdings, Inc.	31,510	620,117
Matthews International Corp. Class A	29,900	1,540,149

		8,086,920

Metal Fabricate & Hardware — 1.3%
Circor International, Inc.	9,700	530,590
Mueller Industries, Inc.	54,330	1,962,943

		2,493,533

Packaging & Containers — 0.5%
Greif, Inc. Class A	25,820	1,013,951

Transportation — 5.4%
Con-way, Inc.	63,300	2,793,429
Dorian LPG Ltd. (a)	59,510	775,415
Era Group, Inc. (a)	36,610	762,952
Forward Air Corp.	42,453	2,305,198
Heartland Express, Inc.	41,815	993,525
Scorpio Tankers, Inc.	156,000	1,469,520
UTI Worldwide, Inc. (a)	84,550	1,039,965

		10,140,004

Trucking & Leasing — 0.7%
GATX Corp.	22,040	1,277,879

		52,849,225

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 9.9%
Computers — 2.2%
Diebold, Inc.	39,360	$1,395,706
Mentor Graphics Corp.	65,780	1,580,693
Mercury Computer Systems, Inc. (a)	74,787	1,162,938

		4,139,337

Semiconductors — 6.3%
Brooks Automation, Inc.	170,961	1,988,276
Diodes, Inc. (a)	85,208	2,433,540
Fairchild Semiconductor International, Inc. (a)	153,036	2,782,195
Maxim Integrated Products, Inc.	40,120	1,396,577
Micrel, Inc.	65,534	988,253
Photronics, Inc. (a)	115,628	982,838
Xcerra Corp. (a)	126,230	1,122,185

		11,693,864

Software — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	104,340	1,247,907
MedAssets, Inc. (a)	53,350	1,004,047
Verint Systems, Inc. (a)	5,010	310,269

		2,562,223

		18,395,424

Utilities — 2.6%
Electric — 0.3%
Westar Energy, Inc.	16,320	632,563

Gas — 2.3%
Atmos Energy Corp.	13,660	755,398
The Laclede Group, Inc.	17,410	891,740
New Jersey Resources Corp.	15,060	467,764
UGI Corp.	34,175	1,113,763
WGL Holdings, Inc.	17,600	992,640

		4,221,305

		4,853,868

TOTAL COMMON STOCK (Cost $129,694,372)		179,217,526

TOTAL EQUITIES (Cost $129,694,372)		179,217,526

TOTAL LONG-TERM INVESTMENTS (Cost $129,694,372)		179,217,526

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$7,607,241	$7,607,241

TOTAL SHORT-TERM INVESTMENTS (Cost $7,607,241)		7,607,241

TOTAL INVESTMENTS — 100.2% (Cost $137,301,613) (c)		186,824,767

Other Assets/(Liabilities) — (0.2)%		(366,073)

NET ASSETS — 100.0%		$186,458,694

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Maturity value of $7,607,244. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $7,765,613.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 3.7%
Chemicals — 0.8%
American Vanguard Corp. (a)	28,500	$302,670
Innospec, Inc.	37,140	1,722,925
Minerals Technologies, Inc.	18,400	1,345,040

		3,370,635

Forest Products & Paper — 1.4%
Clearwater Paper Corp. (b)	30,525	1,993,282
Deltic Timber Corp.	12,900	854,625
Mercer International, Inc. (b)	61,500	944,640
Potlatch Corp.	19,800	792,792
Wausau Paper Corp.	76,500	729,045
Xerium Technologies, Inc. (b)	32,800	532,016

		5,846,400

Iron & Steel — 0.2%
Carpenter Technology Corp.	10,100	392,688
Ryerson Holding Corp. (a) (b)	18,000	114,660
United States Steel Corp. (a)	23,700	578,280

		1,085,628

Mining — 1.3%
Century Aluminum Co. (b)	94,600	1,305,480
Compass Minerals International, Inc.	1,200	111,852
Gold Resource Corp. (a)	114,500	365,255
Luxfer Holdings PLC	17,300	231,301
Noranda Aluminum Holding Corp.	152,900	454,113
Royal Gold, Inc.	7,200	454,392
Stillwater Mining Co. (b)	163,745	2,115,585
Yamana Gold, Inc.	157,930	566,969

		5,604,947

		15,907,610

Communications — 4.5%
Internet — 1.2%
CyrusOne, Inc.	41,800	1,300,816
Dice Holdings, Inc. (b)	119,900	1,069,508
ePlus, Inc. (b)	7,100	617,203
New Media Investment Group, Inc.	29,400	703,542
PC-Tel, Inc.	11,700	93,600
Safeguard Scientifics, Inc. (b)	27,300	493,584
TechTarget, Inc. (b)	15,100	174,103
TeleCommunication Systems, Inc. Class A (b)	18,600	71,238
United Online, Inc. (b)	29,500	469,935

		4,993,529

Media — 0.4%
Demand Media, Inc. (b)	12,600	72,072
Saga Communications, Inc. Class A	15,200	677,008

	Number of Shares	Value
Scholastic Corp.	1,700	$69,598
Sinclair Broadcast Group, Inc. Class A (a)	29,175	916,387

		1,735,065

Telecommunications — 2.9%
Anixter International, Inc. (b)	16,350	1,244,725
Ciena Corp. (b)	81,100	1,566,041
Comtech Telecommunications Corp.	37,900	1,097,205
EarthLink Holdings Corp.	228,600	1,014,984
Harmonic, Inc. (b)	45,600	337,896
IDT Corp. Class B	31,000	550,250
Inteliquent, Inc.	74,000	1,164,760
InterDigital, Inc.	8,100	410,994
Ixia (b)	54,700	663,511
Polycom, Inc. (b)	140,600	1,884,040
Sonus Networks, Inc. (b)	23,360	184,077
Spok Holdings, Inc.	39,600	759,132
ViaSat, Inc. (b)	26,870	1,601,721

		12,479,336

		19,207,930

Consumer, Cyclical — 10.9%
Airlines — 0.5%
Alaska Air Group, Inc.	30,000	1,985,400

Apparel — 0.5%
Crocs, Inc. (b)	24,000	283,440
Deckers Outdoor Corp. (b)	19,725	1,437,361
Quiksilver, Inc. (a) (b)	80,100	148,185
Steven Madden Ltd. (b)	8,400	319,200

		2,188,186

Automotive & Parts — 1.5%
China Automotive Systems, Inc. (a)	23,000	167,440
Cooper Tire & Rubber Co.	21,000	899,640
Dorman Products, Inc. (a) (b)	15,900	791,025
Meritor, Inc. (b)	105,900	1,335,399
Modine Manufacturing Co. (b)	43,900	591,333
Tenneco, Inc. (b)	24,755	1,421,432
Tower International, Inc. (b)	39,000	1,037,400

		6,243,669

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc. (b)	52,000	1,627,600
Owens & Minor, Inc.	25,805	873,241
Pool Corp.	15,000	1,046,400

		3,547,241

Entertainment — 1.4%
Carmike Cinemas, Inc. (b)	29,680	997,248
Cinemark Holdings, Inc.	34,270	1,544,549
Eros International PLC (b)	31,300	546,811
Isle of Capri Casinos, Inc. (b)	87,100	1,223,755
Lions Gate Entertainment Corp.	48,450	1,643,424

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National CineMedia, Inc.	14,800	$223,480

		6,179,267

Home Builders — 0.7%
Meritage Home Corp. (b)	26,400	1,284,096
TRI Pointe Homes, Inc. (b)	102,985	1,589,059

		2,873,155

Home Furnishing — 0.7%
Ethan Allen Interiors, Inc.	22,500	621,900
Kimball International, Inc. Class B	9,700	101,656
La-Z-Boy, Inc.	37,740	1,060,871
Tempur Sealy International, Inc. (b)	19,390	1,119,579

		2,904,006

Leisure Time — 0.2%
Brunswick Corp.	13,100	673,995
Interval Leisure Group, Inc.	13,200	345,972

		1,019,967

Lodging — 0.5%
Belmond Ltd. (b)	131,205	1,611,197
Boyd Gaming Corp. (b)	37,800	536,760
Caesars Entertainment Corp. (a) (b)	6,200	65,286

		2,213,243

Retail — 3.2%
Big Lots, Inc.	47,200	2,267,016
Build-A-Bear Workshop, Inc. (b)	37,200	730,980
Citi Trends, Inc. (b)	17,600	475,200
DineEquity, Inc.	17,300	1,851,273
Fred’s, Inc. Class A	29,600	505,864
Haverty Furniture Cos., Inc.	32,300	803,624
The Men’s Wearhouse, Inc.	30,240	1,578,528
Office Depot, Inc. (b)	94,320	867,744
Pier 1 Imports, Inc. (a)	54,100	756,318
PriceSmart, Inc.	3,600	305,928
Red Robin Gourmet Burgers, Inc. (b)	6,100	530,700
Rite Aid Corp. (b)	190,330	1,653,968
Ruby Tuesday, Inc. (b)	45,800	275,258
Sportsman’s Warehouse Holdings, Inc. (a) (b)	45,900	366,741
Stein Mart, Inc.	35,500	441,975
Trans World Entertainment Corp. (b)	25,300	93,610

		13,504,727

Textiles — 0.9%
Culp, Inc.	28,400	759,700
G&K Services, Inc. Class A	20,100	1,457,853
UniFirst Corp.	12,625	1,485,836

		3,703,389

		46,362,250

Consumer, Non-cyclical — 14.7%
Agriculture — 0.6%
MGP Ingredients, Inc.	38,500	518,210

	Number of Shares	Value
Vector Group Ltd. (a)	88,186	$1,937,447

		2,455,657

Beverages — 0.2%
Farmer Bros Co. (b)	30,600	757,350

Biotechnology — 0.7%
Affymetrix, Inc. (a) (b)	53,500	671,960
MacroGenics, Inc. (b)	9,700	304,289
Momenta Pharmaceuticals, Inc. (b)	27,200	413,440
Myriad Genetics, Inc. (a) (b)	10,500	371,700
Repligen Corp. (b)	42,500	1,290,300

		3,051,689

Commercial Services — 4.3%
Aaron’s, Inc.	65,100	1,842,981
American Public Education, Inc. (b)	13,400	401,732
Apollo Education Group, Inc. (b)	12,700	240,284
Bridgepoint Education, Inc. (b)	75,275	726,404
Career Education Corp. (b)	9,300	46,779
Convergys Corp.	11,000	251,570
CRA International, Inc. (b)	22,000	684,640
Donnelley (R.R.) & Sons Co.	129,880	2,492,397
Electro Rent Corp.	50,300	570,402
EVERTEC, Inc.	37,010	809,039
FTI Consulting, Inc. (b)	16,700	625,582
H&E Equipment Services, Inc.	29,635	740,579
The Hackett Group, Inc.	23,200	207,408
Heidrick & Struggles International, Inc.	10,600	260,548
Hillenbrand, Inc.	10,050	310,243
Information Services Group, Inc.	81,900	326,781
Insperity, Inc.	17,400	909,846
K12, Inc. (b)	85,400	1,342,488
McGrath RentCorp	42,100	1,385,511
Monster Worldwide, Inc. (b)	95,300	604,202
National American University Holdings, Inc.	13,100	43,230
Navigant Consulting, Inc. (b)	41,500	537,840
PHH Corp. (b)	66,390	1,604,646
RPX Corp. (b)	100,600	1,447,634
Volt Information Sciences, Inc. (b)	5,000	58,800

		18,471,566

Foods — 1.1%
Cal-Maine Foods, Inc. (a)	17,600	687,456
John B Sanfilippo & Son, Inc.	4,300	185,330
Pinnacle Foods, Inc.	13,400	546,854
Post Holdings, Inc. (b)	13,700	641,708
Sanderson Farms, Inc. (a)	15,700	1,250,505
SpartanNash Co.	31,200	984,672
SUPERVALU, Inc. (b)	27,700	322,151

		4,618,676

Health Care – Products — 2.0%
Alere, Inc. (b)	25,305	1,237,414

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Atrion Corp.	2,150	$742,847
Bruker Corp. (b)	55,255	1,020,560
Halyard Health, Inc. (b)	23,500	1,156,200
NuVasive, Inc. (b)	2,200	101,178
Orthofix International NV (b)	2,600	93,314
Quidel Corp. (b)	23,600	636,728
West Pharmaceutical Services, Inc.	31,800	1,914,678
Wright Medical Group, Inc. (b)	69,460	1,792,068

		8,694,987

Health Care – Services — 2.4%
Alliance HealthCare Services, Inc. (b)	22,600	501,268
Capital Senior Living Corp. (b)	46,990	1,218,921
The Ensign Group, Inc.	5,600	262,416
The IPC Healthcare Inc. (b)	25,615	1,194,684
Magellan Health, Inc. (b)	27,475	1,945,779
National Healthcare Corp.	15,100	962,021
RadNet, Inc. (b)	91,700	770,280
Select Medical Holdings Corp.	30,300	449,349
Triple-S Management Corp. Class B (b)	21,239	422,231
WellCare Health Plans, Inc. (b)	29,280	2,677,949

		10,404,898

Household Products — 1.1%
Acco Brands Corp. (b)	245,500	2,040,105
Central Garden & Pet Co. Class A (b)	22,700	241,074
CSS Industries, Inc.	29,300	883,395
Skullcandy, Inc. (b)	22,300	251,990
Spectrum Brands Holdings, Inc.	12,420	1,112,335

		4,528,899

Pharmaceuticals — 2.3%
Anacor Pharmaceuticals, Inc. (b)	28,200	1,631,370
Biospecifics Technologies Corp. (b)	10,500	411,075
Cumberland Pharmaceuticals, Inc. (a) (b)	39,100	260,406
DepoMed, Inc. (b)	61,700	1,382,697
Hyperion Therapeutics, Inc. (b)	4,100	188,190
Impax Laboratories, Inc. (b)	30,390	1,424,379
Infinity Pharmaceuticals, Inc. (b)	63,900	893,322
Lannett Co., Inc. (b)	15,700	1,063,047
The Medicines Co. (b)	35,100	983,502
Omega Protein Corp. (b)	27,800	380,582
Pozen, Inc. (b)	39,000	301,080
Sagent Pharmaceuticals, Inc. (b)	16,900	392,925
SciClone Pharmaceuticals, Inc. (b)	47,000	416,420

		9,728,995

		62,712,717

Diversified — 0.2%
Holding Company – Diversified — 0.2%
National Bank Holdings Corp. Class A	33,800	635,778

	Number of Shares	Value
Energy — 3.0%
Energy – Alternate Sources — 0.6%
Green Plains Renewable Energy, Inc.	44,700	$1,276,185
REX American Resources Corp. (b)	19,500	1,185,795

		2,461,980

Oil & Gas — 2.2%
Adams Resources & Energy, Inc.	1,200	80,652
Atwood Oceanics, Inc.	14,000	393,540
Bill Barrett Corp. (b)	9,900	82,170
Clayton Williams Energy, Inc. (a) (b)	23,900	1,210,057
Gran Tierra Energy, Inc. (b)	110,100	300,573
Matador Resources Co. (b)	27,900	611,568
Newfield Exploration Co. (b)	102,225	3,587,075
PDC Energy, Inc. (b)	43,140	2,331,286
Rosetta Resources, Inc. (b)	16,100	274,022
VAALCO Energy, Inc. (b)	131,500	322,175

		9,193,118

Oil & Gas Services — 0.2%
CARBO Ceramics, Inc. (a)	10,200	311,202
Tesco Corp.	33,900	385,443
TETRA Technologies, Inc. (b)	50,700	313,326

		1,009,971

		12,665,069

Financial — 34.9%
Banks — 10.9%
Access National Corp.	22,300	417,902
Ameris Bancorp	21,765	574,378
BancFirst Corp.	700	42,686
Banco Latinoamericano de Comercio Exterior SA	62,700	2,055,933
BBCN Bancorp, Inc.	36,900	533,943
C&F Financial Corp.	5,800	202,710
Capital Bank Financial Corp. Class A (b)	52,105	1,438,619
Cardinal Financial Corp.	33,600	671,328
Central Pacific Financial Corp.	11,400	261,858
Century Bancorp, Inc. Class A	5,200	206,440
Citizens & Northern Corp.	8,600	173,548
Columbia Banking System, Inc.	28,200	816,954
CVB Financial Corp.	15,200	242,288
East West Bancorp, Inc.	50,910	2,059,819
First Business Financial Services, Inc.	1,100	47,564
First Interstate Bancsystem, Inc.	43,000	1,196,260
First Merchants Corp.	28,000	659,120
First Midwest Bancorp, Inc.	63,005	1,094,397
Glacier Bancorp, Inc.	44,800	1,126,720
Great Western Bancorp, Inc.	92,445	2,034,714
Home Bancshares, Inc.	68,650	2,326,549
Horizon Bancorp	9,800	229,222
Lakeland Financial Corp.	26,100	1,059,138
MainSource Financial Group, Inc.	13,300	261,212

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merchants Bancshares, Inc.	1,900	$55,423
Monarch Financial Holdings, Inc. (a)	7,800	97,578
National Penn Bancshares, Inc.	85,600	921,912
OFG Bancorp	47,700	778,464
Opus Bank	29,175	900,924
Orrstown Financial Services, Inc. (b)	17,000	290,700
Peoples Bancorp, Inc.	12,200	288,408
Popular, Inc. (b)	82,100	2,823,419
Preferred Bank	3,100	85,157
Republic Bancorp, Inc. Class A	6,100	150,853
Sandy Spring Bancorp, Inc.	24,000	629,520
Signature Bank (b)	8,100	1,049,598
Simmons First National Corp. Class A	19,350	879,845
Southwest Bancorp, Inc.	33,900	603,081
Stock Yards Bancorp, Inc.	3,100	106,733
Suffolk Bancorp	20,500	487,080
SVB Financial Group (b)	14,200	1,803,968
Synovus Financial Corp.	122,150	3,421,421
Talmer Bancorp, Inc.	78,990	1,209,732
TCF Financial Corp.	157,775	2,480,223
Umpqua Holdings Corp.	108,100	1,857,158
United Community Banks, Inc.	26,800	505,984
Washington Trust Bancorp, Inc.	6,900	263,511
Webster Financial Corp.	42,785	1,585,184
West Bancorporation, Inc.	31,114	618,857
Wilshire Bancorp, Inc.	147,700	1,472,569
Wintrust Financial Corp.	26,800	1,277,824

		46,378,428

Diversified Financial — 1.6%
Blackhawk Network Holdings, Inc. (b)	27,800	994,406
Higher One Holdings, Inc. (b)	97,200	235,224
INTL. FCStone, Inc. (b)	41,900	1,245,687
Investment Technology Group, Inc. (b)	24,000	727,440
Janus Capital Group, Inc.	75,900	1,304,721
JMP Group LLC	23,900	200,282
Nelnet, Inc. Class A	20,400	965,328
Outerwall, Inc. (a)	8,400	555,408
Piper Jaffray Cos., Inc. (b)	8,200	430,172

		6,658,668

Insurance — 7.3%
Ambac Financial Group, Inc. (b)	24,700	597,740
American Equity Investment Life Holding Co.	45,390	1,322,211
AmTrust Financial Services, Inc. (a)	22,900	1,304,956
Argo Group International Holdings Ltd.	36,696	1,840,304
Aspen Insurance Holdings Ltd.	21,600	1,020,168
Assured Guaranty Ltd.	21,300	562,107
CNO Financial Group, Inc.	144,985	2,496,642

	Number of Shares	Value
Crawford & Co. Class B	32,400	$279,936
Employers Holdings, Inc.	32,930	888,781
Endurance Specialty Holdings Ltd.	16,300	996,582
Enstar Group Ltd. (b)	1,330	188,674
Federated National Holding Co.	8,400	257,040
Fidelity & Guaranty Life	67,635	1,433,862
First American Financial Corp.	41,030	1,463,950
The Hanover Insurance Group, Inc.	24,200	1,756,436
HCI Group, Inc.	900	41,283
Maiden Holdings Ltd.	109,620	1,625,665
Meadowbrook Insurance Group, Inc.	72,000	612,000
Montpelier Re Holdings Ltd.	54,800	2,106,512
National Interstate Corp.	25,100	704,808
ProAssurance Corp.	47,200	2,166,952
Radian Group, Inc. (a)	297,845	5,000,817
Safety Insurance Group, Inc.	3,800	227,050
Security National Financial Corp. Class A (b)	12,000	63,960
State Auto Financial Corp. Class A	4,200	102,018
Symetra Financial Corp.	4,000	93,840
Universal Insurance Holdings, Inc.	74,700	1,911,573

		31,065,867

Real Estate — 0.6%
Forestar Real Esate Group, Inc. (b)	18,900	298,053
Geo Group, Inc. The (United States)	14,800	647,352
Hilltop Holdings Inc. (b)	85,310	1,658,427

		2,603,832

Real Estate Investment Trusts (REITS) — 11.8%
Acadia Realty Trust	33,400	1,164,992
American Assets Trust, Inc.	18,900	817,992
Anworth Mortgage Asset Corp.	251,000	1,277,590
Arbor Realty Trust, Inc.	82,400	575,152
Associated Estates Realty Corp.	23,700	584,916
Catchmark Timber Trust, Inc. Class A	22,930	268,740
CBL & Associates Properties, Inc.	45,300	896,940
Cedar Realty Trust, Inc.	184,200	1,379,658
Colony Financial, Inc.	110,380	2,861,050
Coresite Realty Corp.	23,900	1,163,452
Corporate Office Properties Trust	11,100	326,118
DiamondRock Hospitality Co.	42,400	599,112
Douglas Emmett, Inc.	4,400	131,164
DuPont Fabros Technology, Inc.	70,700	2,310,476
EPR Properties	27,540	1,653,226
Equity Lifestyle Properties, Inc.	20,600	1,131,970
FelCor Lodging Trust, Inc.	291,270	3,346,692
First Potomac Realty Trust	187,405	2,228,246
Getty Realty Corp.	8,900	161,980
Hatteras Financial Corp.	9,000	163,440
Highwoods Properties, Inc.	29,435	1,347,534
Home Properties, Inc.	9,000	623,610
Kilroy Realty Corp.	12,600	959,742

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LaSalle Hotel Properties	84,090	$3,267,737
Lexington Realty Trust (a)	240,525	2,364,361
MFA Financial, Inc.	102,730	807,458
National Health Investors, Inc.	11,000	781,110
New Residential Investment Corp.	157,315	2,364,445
NorthStar Realty Finance Corp. (a)	157,525	2,854,353
Piedmont Office Realty Trust, Inc. Class A	3,000	55,830
PS Business Parks, Inc.	5,000	415,200
RLJ Lodging Trust	63,200	1,978,792
Saul Centers, Inc.	12,300	703,560
Sovran Self Storage, Inc.	8,100	760,914
STAG Industrial, Inc.	54,150	1,273,608
Starwood Property Trust, Inc.	84,730	2,058,939
Starwood Waypoint Residential Trust (a)	55,532	1,435,502
Strategic Hotels & Resorts, Inc. (b)	46,400	576,752
Sun Communities, Inc.	32,770	2,186,414
Washington Real Estate Investment Trust	24,000	663,120

		50,521,887

Savings & Loans — 2.7%
BBX Capital Corp. (a) (b)	9,600	178,560
Charter Financial Corp.	44,300	509,450
First Defiance Financial Corp.	14,500	475,890
First Niagara Financial Group, Inc.	58,600	518,024
Flushing Financial Corp.	95,250	1,911,667
Investors Bancorp, Inc.	276,811	3,244,225
Meta Financial Group, Inc.	3,300	131,109
Provident Financial Services, Inc.	111,750	2,084,137
Washington Federal, Inc.	8,700	189,704
WSFS Financial Corp.	32,495	2,457,597

		11,700,363

		148,929,045

Industrial — 14.7%
Aerospace & Defense — 1.3%
Cubic Corp.	6,300	326,151
Curtiss-Wright Corp.	26,205	1,937,598
Ducommun, Inc. (b)	23,400	606,060
Esterline Technologies Corp. (b)	18,015	2,061,276
Kaman Corp.	17,400	738,282

		5,669,367

Building Materials — 0.8%
Comfort Systems USA, Inc.	35,900	755,336
Drew Industries, Inc.	18,300	1,126,182
Gibraltar Industries, Inc. (b)	40,500	664,605
Universal Forest Products, Inc.	14,000	776,720

		3,322,843

Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc. (b)	29,100	746,706

	Number of Shares	Value
Belden, Inc.	19,100	$1,786,996
General Cable Corp.	45,640	786,377
Littelfuse, Inc.	15,400	1,530,606
SL Industries, Inc. (b)	6,800	290,700

		5,141,385

Electronics — 1.5%
Analogic Corp.	8,000	727,200
Badger Meter, Inc.	5,700	341,658
Benchmark Electronics, Inc. (b)	11,000	264,330
Brady Corp. Class A	48,880	1,382,815
Electro Scientific Industries, Inc.	47,400	292,932
Fabrinet (b)	32,300	613,377
Methode Electronics, Inc.	13,100	616,224
Newport Corp. (b)	21,900	417,414
Sanmina Corp. (b)	45,800	1,107,902
Woodward, Inc.	9,970	508,570
Zagg, Inc. (b)	40,600	352,002

		6,624,424

Engineering & Construction — 0.9%
Aegion Corp. (b)	34,100	615,505
Argan, Inc.	31,800	1,150,206
Granite Construction, Inc.	24,815	871,999
Tutor Perini Corp. (b)	50,540	1,180,109

		3,817,819

Environmental Controls — 0.4%
MSA Safety, Inc.	18,100	902,828
US Ecology, Inc.	18,500	924,445

		1,827,273

Hand & Machine Tools — 0.2%
Franklin Electric Co., Inc.	18,700	713,218

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	12,100	518,848

Machinery – Diversified — 0.8%
Kadant, Inc.	20,600	1,083,766
The Manitowoc Co., Inc.	56,145	1,210,486
Nordson Corp.	11,800	924,412

		3,218,664

Manufacturing — 1.9%
AptarGroup, Inc.	25,300	1,607,056
Barnes Group, Inc.	42,200	1,708,678
ESCO Technologies, Inc.	25,800	1,005,684
Hexcel Corp.	33,650	1,730,283
Matthews International Corp. Class A	25,800	1,328,958
Myers Industries, Inc.	42,000	736,260

		8,116,919

Metal Fabricate & Hardware — 0.4%
Circor International, Inc.	13,600	743,920
Lawson Products, Inc. (b)	3,400	78,914
RBC Bearings, Inc.	6,000	459,240

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sun Hydraulics Corp.	12,000	$496,320

		1,778,394

Packaging & Containers — 0.7%
Berry Plastics Group, Inc. (b)	81,360	2,944,418

Transportation — 4.4%
ArcBest Corp.	54,300	2,057,427
Bristow Group, Inc.	6,500	353,925
Covenant Transportation Group, Inc. Class A (b)	32,300	1,071,068
GasLog Ltd. (a)	14,100	273,822
Genesee & Wyoming, Inc. Class A (b)	23,500	2,266,340
Hub Group, Inc. Class A (b)	15,000	589,350
Kirby Corp. (b)	11,300	848,065
Landstar System, Inc.	27,600	1,829,880
PAM Transportation Services, Inc. (b)	15,700	899,139
Swift Transportation Co. (b)	87,925	2,287,809
Teekay Corp.	54,570	2,541,325
Teekay Tankers Ltd. Class A (a)	312,900	1,796,046
Universal Truckload Services, Inc.	22,700	571,586
USA Truck, Inc. (b)	22,400	620,256
UTI Worldwide, Inc. (b)	37,300	458,790
YRC Worldwide, Inc. (b)	8,500	152,660

		18,617,488

Trucking & Leasing — 0.1%
Willis Lease Finance Corp. (b)	18,100	336,298

		62,647,358

Technology — 5.3%
Computers — 1.0%
Brocade Communications Systems, Inc.	90,400	1,072,596
DST Systems, Inc.	4,500	498,195
NCI, Inc. Class A	17,700	177,354
Quantum Corp. (b)	582,565	932,104
Unisys Corp. (b)	40,265	934,551
Violin Memory, Inc. (a) (b)	244,730	922,632

		4,537,432

Office Equipment/Supplies — 0.4%
Arc Document Solutions, Inc. (b)	100,400	926,692
Pitney Bowes, Inc.	33,200	774,224

		1,700,916

Semiconductors — 2.5%
Alpha & Omega Semiconductor Ltd. (b)	18,500	164,835
Atmel Corp.	162,500	1,337,375
Brooks Automation, Inc.	167,455	1,947,501
Cabot Microelectronics Corp. (b)	21,900	1,094,343
Entegris, Inc. (b)	23,900	327,191

	Number of Shares	Value
Fairchild Semiconductor International, Inc. (b)	30,295	$550,763
Intersil Corp. Class A	14,800	211,936
MKS Instruments, Inc.	28,470	962,571
Pericom Semiconductor Corp.	30,400	470,288
Rovi Corp. (b)	35,300	642,813
Sigma Designs, Inc. (b)	35,900	288,277
Teradyne, Inc.	32,900	620,165
Tessera Technologies, Inc.	22,500	906,300
Veeco Instruments, Inc. (b)	33,600	1,026,480

		10,550,838

Software — 1.4%
The Dun & Bradstreet Corp.	11,945	1,533,260
Leidos Holdings, Inc.	22,000	923,120
Progress Software Corp. (b)	27,550	748,534
SYNNEX Corp.	20,600	1,591,350
Verint Systems, Inc. (b)	16,655	1,031,444

		5,827,708

		22,616,894

Utilities — 5.4%
Electric — 3.6%
Black Hills Corp.	12,300	620,412
Cleco Corp.	20,250	1,104,030
Dynegy, Inc. (b)	66,815	2,099,995
El Paso Electric Co.	54,600	2,109,744
IDACORP, Inc.	22,710	1,427,778
NorthWestern Corp.	19,600	1,054,284
Ormat Technologies, Inc. (a)	57,700	2,193,754
Portland General Electric Co.	76,565	2,839,796
TECO Energy, Inc.	90,980	1,765,012

		15,214,805

Gas — 1.7%
Atmos Energy Corp.	55,085	3,046,200
Chesapeake Utilities Corp.	12,500	632,625
ONE Gas, Inc.	5,900	255,057
PNM Resources, Inc.	25,800	753,360
Southwest Gas Corp.	44,800	2,606,016
Vectren Corp.	2,800	123,592

		7,416,850

Water — 0.1%
SJW Corp.	7,500	231,825

		22,863,480

TOTAL COMMON STOCK (Cost $354,125,900)		414,548,131

TOTAL EQUITIES (Cost $354,125,900)		414,548,131

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 6.7%
Diversified Financial — 6.7%
iShares Russell 2000 Value Index Fund (a)	7,000	$722,470
State Street Navigator Securities Lending Prime Portfolio (c)	27,789,757	27,789,757
T. Rowe Price Reserve Investment Fund	1,003	1,003

		28,513,230

TOTAL MUTUAL FUNDS (Cost $28,499,233)		28,513,230

TOTAL LONG-TERM INVESTMENTS (Cost $382,625,133)		443,061,361

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$5,786,509	5,786,509

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (e) 0.000% 9/10/15	230,000	229,889

TOTAL SHORT-TERM INVESTMENTS (Cost $6,016,398)		6,016,398

TOTAL INVESTMENTS — 105.4% (Cost $388,641,531) (f)		449,077,759

Other Assets/(Liabilities) — (5.4)%		(22,877,988)

NET ASSETS — 100.0%		$426,199,771

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $26,964,407 or 6.33% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,786,510. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 11/25/38 – 9/15/40, and an aggregate market value, including accrued interest, of $5,904,139.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 5.3%
Chemicals — 3.0%
Albemarle Corp.	18,311	$967,553
Ashland, Inc.	10,415	1,325,934
Cabot Corp.	10,324	464,580
Cytec Industries, Inc.	11,651	629,620
Minerals Technologies, Inc.	5,700	416,670
NewMarket Corp.	1,727	825,161
Olin Corp.	12,748	408,446
PolyOne Corp.	14,607	545,571
RPM International, Inc.	21,808	1,046,566
Sensient Technologies Corp.	7,719	531,685
The Valspar Corp.	12,199	1,025,082

		8,186,868

Forest Products & Paper — 1.0%
Domtar Corp.	10,444	482,722
Rock-Tenn Co. Class A	22,844	1,473,438
Potlatch Corp.	6,607	264,544
Rayonier, Inc.	20,716	558,503

		2,779,207

Iron & Steel — 0.9%
Carpenter Technology Corp.	8,516	331,102
Cliffs Natural Resources, Inc. (a)	24,400	117,364
Reliance Steel & Aluminum Co.	12,660	773,273
Steel Dynamics, Inc.	39,507	794,091
United States Steel Corp. (a)	23,818	581,159

		2,596,989

Mining — 0.4%
Compass Minerals International, Inc.	5,521	514,612
Royal Gold, Inc.	10,623	670,418

		1,185,030

		14,748,094

Communications — 3.9%
Internet — 0.6%
AOL, Inc. (b)	12,862	509,464
Rackspace Hosting, Inc. (b)	19,167	988,826

		1,498,290

Media — 1.4%
AMC Networks, Inc. (b)	9,641	738,886
FactSet Research Systems, Inc.	6,309	1,004,393
Graham Holdings Co. Class B	723	758,883
John Wiley & Sons, Inc. Class A	7,523	459,956
Meredith Corp.	6,035	336,572
The New York Times Co. Class A	21,265	292,606

	Number of Shares	Value
Time, Inc.	18,073	$405,558

		3,996,854

Telecommunications — 1.9%
ARRIS Group, Inc. (b)	21,633	625,086
Ciena Corp. (b)	17,501	337,944
InterDigital, Inc.	6,126	310,833
JDS Uniphase Corp. (b)	38,184	500,974
Knowles Corp. (a) (b)	13,699	263,980
NeuStar, Inc. Class A (a) (b)	9,045	222,688
Plantronics, Inc.	6,965	368,797
Polycom, Inc. (b)	22,206	297,560
Qorvo, Inc. (b)	24,242	1,932,087
Telephone & Data Systems, Inc.	15,893	395,736

		5,255,685

		10,750,829

Consumer, Cyclical — 12.6%
Airlines — 0.8%
Alaska Air Group, Inc.	21,450	1,419,561
JetBlue Airways Corp. (b)	42,627	820,570

		2,240,131

Apparel — 0.6%
Ascena Retail Group, Inc. (b)	21,318	309,324
Carter’s, Inc.	8,638	798,756
Deckers Outdoor Corp. (b)	5,657	412,226

		1,520,306

Auto Manufacturers — 0.2%
Oshkosh Corp.	12,689	619,096

Automotive & Parts — 0.2%
Dana Holding Corp.	26,876	568,696

Distribution & Wholesale — 1.1%
Ingram Micro, Inc. Class A (b)	25,549	641,791
LKQ Corp. (b)	49,745	1,271,482
Owens & Minor, Inc.	10,374	351,056
Tech Data Corp. (b)	6,295	363,662
Watsco, Inc.	4,436	557,605

		3,185,596

Entertainment — 0.7%
Cinemark Holdings, Inc.	17,042	768,083
DreamWorks Animation SKG, Inc. Class A (a) (b)	11,734	283,963
International Game Technology	40,564	706,219
International Speedway Corp. Class A	4,585	149,517

		1,907,782

Home Builders — 1.0%
KB Home (a)	14,664	229,052
M.D.C. Holdings, Inc. (a)	6,423	183,055
NVR, Inc. (b)	629	835,727

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thor Industries, Inc.	7,544	$476,856
Toll Brothers, Inc. (b)	25,996	1,022,683

		2,747,373

Home Furnishing — 0.2%
Tempur Sealy International, Inc. (b)	9,953	574,686

Leisure Time — 0.9%
Brunswick Corp.	15,158	779,879
Life Time Fitness, Inc. (b)	5,842	414,548
Polaris Industries, Inc.	9,965	1,406,062

		2,600,489

Office Furnishings — 0.2%
Herman Miller, Inc.	9,559	265,358
HNI Corp.	7,278	401,527

		666,885

Retail — 6.7%
Abercrombie & Fitch Co. Class A (a)	11,236	247,642
Advance Auto Parts, Inc.	11,944	1,787,897
American Eagle Outfitters, Inc.	28,852	492,792
ANN, Inc. (b)	7,407	303,909
Big Lots, Inc.	8,804	422,856
Brinker International, Inc.	10,353	637,331
Buffalo Wild Wings, Inc. (b)	3,075	557,313
Cabela’s, Inc. (a) (b)	7,744	433,509
The Cheesecake Factory, Inc.	7,530	371,455
Chico’s FAS, Inc.	25,386	449,078
Copart, Inc. (b)	18,559	697,262
CST Brands, Inc.	12,663	555,019
Dick’s Sporting Goods, Inc.	16,079	916,342
Domino’s Pizza, Inc.	9,065	911,486
Foot Locker, Inc.	23,227	1,463,301
Guess?, Inc.	10,358	192,555
HSN, Inc.	5,266	359,299
J.C. Penney Co., Inc. (a) (b)	50,309	423,099
Kate Spade & Co. (b)	20,771	693,544
MSC Industrial Direct Co., Inc. Class A	8,286	598,249
Office Depot, Inc. (b)	80,162	737,491
Panera Bread Co. Class A (b)	4,148	663,659
Signet Jewelers Ltd.	13,096	1,817,594
Vista Outdoor, Inc. (b)	10,463	448,026
The Wendy’s Co.	45,291	493,672
Williams-Sonoma, Inc.	13,968	1,113,389
World Fuel Services Corp.	11,792	677,804

		18,465,573

		35,096,613

Consumer, Non-cyclical — 17.4%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (b)	1,495	399,763

	Number of Shares	Value
Biotechnology — 0.4%
Bio-Rad Laboratories, Inc. Class A (b)	3,370	$455,557
Charles River Laboratories International, Inc. (b)	7,729	612,832

		1,068,389

Commercial Services — 5.3%
Aaron’s, Inc.	10,432	295,330
Apollo Education Group, Inc. (b)	15,981	302,361
CDK Global, Inc.	26,314	1,230,443
Convergys Corp.	16,008	366,103
CoreLogic, Inc. (b)	14,754	520,374
The Corporate Executive Board Co.	5,448	435,077
Corrections Corporation of America	19,078	768,080
Deluxe Corp.	8,165	565,671
DeVry, Inc.	9,498	316,853
Donnelley (R.R.) & Sons Co.	32,723	627,954
FTI Consulting, Inc. (b)	6,698	250,907
Gartner, Inc. (b)	14,332	1,201,738
Global Payments, Inc.	10,947	1,003,621
HMS Holdings Corp. (b)	14,305	221,012
Live Nation Entertainment, Inc. (b)	23,784	600,070
Manpower, Inc.	12,839	1,106,080
MAXIMUS, Inc.	10,752	717,804
Rent-A-Center, Inc.	8,580	235,435
Rollins, Inc.	15,556	384,700
Service Corp. International	33,108	862,463
Sotheby’s	10,105	427,037
Towers Watson & Co. Class A	11,366	1,502,415
WEX, Inc. (b)	6,329	679,482

		14,621,010

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	71,228	569,112

Foods — 2.4%
Dean Foods Co.	15,197	251,207
Flowers Foods, Inc.	30,131	685,179
Ingredion, Inc.	11,708	911,117
Lancaster Colony Corp.	3,135	298,358
Post Holdings, Inc. (b)	8,481	397,250
SUPERVALU, Inc. (b)	34,082	396,374
The Hain Celestial Group, Inc. (b)	16,607	1,063,678
Tootsie Roll Industries, Inc. (a)	3,301	111,975
TreeHouse Foods, Inc. (b)	7,005	595,565
United Natural Foods, Inc. (b)	8,185	630,572
WhiteWave Foods Co. (b)	28,479	1,262,759

		6,604,034

Health Care – Products — 2.9%
Bio-Techne Corp.	6,068	608,560
The Cooper Cos., Inc.	7,886	1,477,994
Halyard Health, Inc. (b)	7,674	377,561
Hill-Rom Holdings, Inc.	9,177	449,673

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hologic, Inc. (b)	39,841	$1,315,749
IDEXX Laboratories, Inc. (b)	7,696	1,188,878
ResMed, Inc. (a)	22,949	1,647,279
Steris Corp.	9,693	681,127
Thoratec Corp. (b)	8,916	373,491

		8,120,312

Health Care – Services — 2.0%
Centene Corp. (b)	19,398	1,371,245
Community Health Systems, Inc. (b)	19,001	993,372
Health Net, Inc. (b)	12,633	764,170
LifePoint Hospitals, Inc. (b)	7,169	526,563
MEDNAX, Inc. (b)	15,707	1,138,915
WellCare Health Plans, Inc. (b)	7,144	653,390

		5,447,655

Household Products — 1.6%
Church & Dwight Co., Inc.	21,322	1,821,325
Jarden Corp. (b)	29,305	1,550,234
The Scotts Miracle-Gro Co. Class A	7,251	487,050
Tupperware Brands Corp.	8,081	557,751

		4,416,360

Pharmaceuticals — 2.5%
Akorn, Inc. (b)	12,195	579,384
Align Technology, Inc. (b)	11,930	641,655
Omnicare, Inc.	15,889	1,224,406
Salix Pharmaceuticals Ltd. (a) (b)	10,403	1,797,742
Sirona Dental Systems, Inc. (b)	9,035	813,060
United Therapeutics Corp. (b)	7,615	1,313,093
VCA Antech, Inc. (b)	13,346	731,628

		7,100,968

		48,347,603

Energy — 4.5%
Coal — 0.1%
Peabody Energy Corp. (a)	44,360	218,251

Oil & Gas — 2.2%
Atwood Oceanics, Inc.	9,709	272,920
California Resources Corp.	50,851	386,976
Denbury Resources, Inc.	58,163	424,008
Gulfport Energy Corp. (b)	14,048	644,944
Murphy USA, Inc. (b)	6,994	506,156
Nabors Industries Ltd.	47,335	646,123
Patterson-UTI Energy, Inc.	24,098	452,440
Questar Corp.	28,685	684,424
Rosetta Resources, Inc. (b)	11,891	202,385
Rowan Cos. PLC Class A	20,141	356,697
SM Energy Co.	11,077	572,459
Unit Corp. (b)	7,506	210,018
Western Refining, Inc.	11,582	572,035
WPX Energy, Inc. (b)	32,940	360,034

		6,291,619

	Number of Shares	Value
Oil & Gas Services — 1.9%
Dresser-Rand Group, Inc. (b)	12,458	$1,001,000
Dril-Quip, Inc. (b)	6,363	435,166
Helix Energy Solutions Group, Inc. (b)	16,037	239,914
HollyFrontier Corp.	32,087	1,292,143
NOW, Inc. (a) (b)	17,648	381,903
Oceaneering International, Inc.	16,282	878,088
Oil States International, Inc. (b)	8,496	337,886
Superior Energy Services, Inc.	24,942	557,204
Tidewater, Inc. (a)	7,453	142,650

		5,265,954

Pipelines — 0.3%
National Fuel Gas Co.	13,778	831,227

		12,607,051

Financial — 21.5%
Banks — 4.6%
Associated Banc-Corp.	24,121	448,651
BancorpSouth, Inc.	13,834	321,225
Bank of Hawaii Corp.	7,221	441,997
Cathay General Bancorp	12,007	341,599
City National Corp.	7,876	701,594
Commerce Bancshares, Inc.	13,619	576,356
Cullen/Frost Bankers, Inc.	8,975	619,993
East West Bancorp, Inc.	23,439	948,342
First Horizon National Corp.	38,348	547,993
FirstMerit Corp.	27,093	516,393
Fulton Financial Corp.	29,414	362,969
Hancock Holding Co.	13,055	389,822
International Bancshares Corp.	9,456	246,140
PacWest Bancorp	15,798	740,768
Prosperity Bancshares, Inc.	9,908	519,972
Signature Bank (b)	8,215	1,064,500
SVB Financial Group (b)	8,306	1,055,194
Synovus Financial Corp.	22,288	624,287
TCF Financial Corp.	26,758	420,636
Trustmark Corp.	10,928	265,332
Umpqua Holdings Corp.	36,030	618,995
Valley National Bancorp	35,607	336,130
Webster Financial Corp.	14,821	549,118

		12,658,006

Diversified Financial — 2.0%
CBOE Holdings, Inc.	13,705	786,735
Eaton Vance Corp.	19,352	805,817
Federated Investors, Inc. Class B (a)	15,686	531,599
Janus Capital Group, Inc.	24,323	418,112
Raymond James Financial, Inc.	20,692	1,174,892
SLM Corp.	69,333	643,410
Stifel Financial Corp. (b)	10,865	605,724
Waddell & Reed Financial, Inc. Class A	13,709	679,144

		5,645,433

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.5%
Alleghany Corp. (b)	2,614	$1,273,018
American Financial Group, Inc.	11,919	764,604
Arthur J. Gallagher & Co.	26,922	1,258,603
Aspen Insurance Holdings Ltd.	10,087	476,409
Brown & Brown, Inc.	19,290	638,692
Everest Re Group Ltd.	7,303	1,270,722
First American Financial Corp.	17,663	630,216
The Hanover Insurance Group, Inc.	7,282	528,528
HCC Insurance Holdings, Inc.	15,822	896,633
Kemper Corp.	8,062	314,096
Mercury General Corp.	5,904	340,956
Old Republic International Corp.	39,493	590,025
Primerica, Inc.	8,485	431,886
Reinsurance Group of America, Inc.	11,242	1,047,642
RenaissanceRe Holdings Ltd.	7,455	743,487
StanCorp Financial Group, Inc.	6,903	473,546
W.R. Berkley Corp.	16,391	827,909

		12,506,972

Real Estate — 0.6%
Alexander & Baldwin, Inc.	7,474	322,727
Jones Lang LaSalle, Inc.	7,327	1,248,521

		1,571,248

Real Estate Investment Trusts (REITS) — 9.1%
Alexandria Real Estate Equities, Inc.	11,716	1,148,637
American Campus Communities, Inc.	18,277	783,535
BioMed Realty Trust, Inc.	32,901	745,537
Camden Property Trust	14,189	1,108,586
Corporate Office Properties Trust	15,221	447,193
Duke Realty Corp.	56,371	1,227,197
Equity One, Inc.	12,770	340,831
Extra Space Storage, Inc.	18,085	1,222,003
Federal Realty Investment Trust	11,200	1,648,752
Highwoods Properties, Inc.	15,212	696,405
Home Properties, Inc.	9,465	655,830
Hospitality Properties Trust	24,431	805,979
Kilroy Realty Corp.	14,114	1,075,063
Lamar Advertising Co. Class A	13,055	773,770
LaSalle Hotel Properties	18,477	718,016
Liberty Property Trust	24,360	869,652
Mack-Cali Realty Corp.	13,637	262,921
Mid-America Apartment Communities, Inc.	12,243	946,017
National Retail Properties, Inc.	21,598	884,870
OMEGA Healthcare Investors, Inc. (a)	22,560	915,259
Realty Income Corp. (a)	36,753	1,896,455
Regency Centers Corp.	15,368	1,045,639
Senior Housing Properties Trust	38,273	849,278
Tanger Factory Outlet Centers, Inc.	15,516	545,698
Taubman Centers, Inc.	10,388	801,226

	Number of Shares	Value
UDR, Inc.	42,298	$1,439,401
Urban Edge Properties	14,146	335,260
Weingarten Realty Investors	18,467	664,443
WP GLIMCHER, Inc.	30,324	504,288

		25,357,741

Savings & Loans — 0.7%
First Niagara Financial Group, Inc.	58,056	513,215
New York Community Bancorp, Inc. (a)	72,408	1,211,386
Washington Federal, Inc.	15,838	345,348

		2,069,949

		59,809,349

Industrial — 18.4%
Aerospace & Defense — 1.7%
BE Aerospace, Inc.	17,307	1,101,071
Esterline Technologies Corp. (b)	5,085	581,826
Exelis, Inc.	30,481	742,822
KLX, Inc. (b)	8,471	326,472
Orbital ATK, Inc.	9,652	739,633
Teledyne Technologies, Inc. (b)	5,729	611,456
Triumph Group, Inc.	8,259	493,228

		4,596,508

Building Materials — 1.1%
Eagle Materials, Inc.	8,245	688,952
Fortune Brands Home & Security, Inc.	25,980	1,233,530
Lennox International, Inc.	6,693	747,541
Louisiana-Pacific Corp. (b)	23,472	387,523

		3,057,546

Electrical Components & Equipment — 1.1%
Belden, Inc.	6,966	651,739
Energizer Holdings, Inc.	10,139	1,399,689
Hubbell, Inc. Class B	8,826	967,506

		3,018,934

Electronics — 3.3%
Arrow Electronics, Inc. (b)	15,607	954,368
Avnet, Inc.	22,226	989,057
FEI Co.	6,826	521,097
Gentex Corp.	48,235	882,701
Itron, Inc. (b)	6,135	223,989
Jabil Circuit, Inc.	31,590	738,574
Keysight Technologies, Inc. (b)	27,520	1,022,368
Mettler-Toledo International, Inc. (b)	4,588	1,507,846
National Instruments Corp.	16,588	531,480
Trimble Navigation Ltd. (b)	42,467	1,070,168
Vishay Intertechnology, Inc.	21,909	302,782
Woodward, Inc.	9,374	478,168

		9,222,598

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.5%
AECOM (b)	25,364	$781,719
Granite Construction, Inc.	5,985	210,313
KBR, Inc.	23,913	346,260

		1,338,292

Environmental Controls — 0.6%
Clean Harbors, Inc. (b)	8,756	497,166
MSA Safety, Inc.	5,076	253,191
Waste Connections, Inc.	20,290	976,760

		1,727,117

Hand & Machine Tools — 0.7%
Kennametal, Inc.	12,977	437,195
Lincoln Electric Holdings, Inc.	12,675	828,818
Regal-Beloit Corp.	7,318	584,855

		1,850,868

Machinery – Construction & Mining — 0.2%
Terex Corp.	17,240	458,412

Machinery – Diversified — 2.1%
AGCO Corp.	13,226	630,087
Cognex Corp. (b)	14,147	701,550
Graco, Inc.	9,606	693,169
IDEX Corp.	12,730	965,316
Nordson Corp.	9,362	733,419
Wabtec Corp.	15,728	1,494,317
Zebra Technologies Corp. Class A (b)	8,344	756,926

		5,974,784

Manufacturing — 3.1%
A.O. Smith Corp.	12,266	805,386
Acuity Brands, Inc.	7,083	1,191,077
AptarGroup, Inc.	10,217	648,984
Carlisle Cos., Inc.	10,687	989,937
CLARCOR, Inc.	8,215	542,683
Crane Co.	8,012	500,029
Donaldson Co., Inc.	20,751	782,520
Harsco Corp.	13,177	227,435
ITT Corp.	14,898	594,579
SPX Corp.	6,706	569,339
Teleflex, Inc.	6,803	822,006
Trinity Industries, Inc.	25,325	899,291

		8,573,266

Metal Fabricate & Hardware — 0.6%
Commercial Metals Co.	18,972	307,156
The Timken Co.	12,213	514,656
TimkenSteel Corp.	6,142	162,579
Valmont Industries, Inc. (a)	3,935	483,533
Worthington Industries, Inc.	8,193	218,016

		1,685,940

Packaging & Containers — 1.2%
Bemis Co., Inc.	15,948	738,552

	Number of Shares	Value
Greif, Inc. Class A	5,526	$217,006
Packaging Corporation of America	16,092	1,258,233
Silgan Holdings, Inc.	6,736	391,564
Sonoco Products Co.	16,431	746,953

		3,352,308

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	7,894	1,106,344

Transportation — 1.7%
Con-way, Inc.	9,440	416,587
Genesee & Wyoming, Inc. Class A (b)	8,378	807,974
J.B. Hunt Transport Services, Inc.	15,007	1,281,523
Kirby Corp. (b)	9,117	684,231
Landstar System, Inc.	7,354	487,570
Old Dominion Freight Line, Inc. (b)	11,067	855,479
Werner Enterprises, Inc.	7,258	227,974

		4,761,338

Trucking & Leasing — 0.1%
GATX Corp.	7,257	420,761

		51,145,016

Technology — 9.3%
Computers — 2.7%
3D Systems Corp. (a) (b)	17,212	471,953
Cadence Design Systems, Inc. (b)	47,634	878,371
Diebold, Inc.	10,668	378,287
DST Systems, Inc.	4,684	518,566
Fortinet, Inc. (b)	23,144	808,883
Jack Henry & Associates, Inc.	13,380	935,128
Lexmark International, Inc. Class A	9,883	418,446
Mentor Graphics Corp.	15,847	380,803
NCR Corp. (b)	27,543	812,794
Riverbed Technology, Inc. (b)	25,436	531,867
Synopsys, Inc. (b)	25,161	1,165,458

		7,300,556

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a) (b)	101,666	272,465
Atmel Corp.	68,188	561,187
Cree, Inc. (a) (b)	18,254	647,834
Cypress Semiconductor Corp.	51,946	732,958
Fairchild Semiconductor International, Inc. (b)	18,978	345,020
Integrated Device Technology, Inc. (b)	24,304	486,566
Intersil Corp. Class A	21,102	302,181
IPG Photonics Corp. (a) (b)	5,822	539,699
Rovi Corp. (b)	14,901	271,347
Semtech Corp. (b)	10,807	287,953
Silicon Laboratories, Inc. (b)	6,350	322,390
SunEdison, Inc. (a) (b)	41,147	987,528

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Teradyne, Inc.	35,606	$671,173

		6,428,301

Software — 4.3%
ACI Worldwide, Inc. (b)	18,755	406,233
Acxiom Corp. (b)	12,434	229,905
Advent Software, Inc.	7,422	327,385
Allscripts Healthcare Solutions, Inc. (b)	27,419	327,931
ANSYS, Inc. (b)	14,721	1,298,245
Broadridge Financial Solutions, Inc.	19,718	1,084,687
CommVault Systems, Inc. (b)	6,909	301,923
Fair Isaac Corp.	5,111	453,448
Informatica Corp. (b)	17,844	782,549
Leidos Holdings, Inc.	10,095	423,586
MSCI, Inc.	18,333	1,123,996
PTC, Inc. (b)	18,812	680,430
Science Applications International Corp.	6,468	332,132
SEI Investments Co.	21,237	936,339
SolarWinds, Inc. (b)	10,904	558,721
Solera Holdings, Inc.	11,001	568,312
Tyler Technologies, Inc. (b)	5,455	657,491
The Ultimate Software Group, Inc. (b)	4,689	796,919
VeriFone Systems, Inc. (b)	18,575	648,082

		11,938,314

		25,667,171

Utilities — 4.2%
Electric — 2.3%
Alliant Energy Corp.	18,071	1,138,473
Black Hills Corp.	7,360	371,238
Cleco Corp.	9,876	538,440
Great Plains Energy, Inc.	25,194	672,176
Hawaiian Electric Industries, Inc.	16,880	542,186
IDACORP, Inc.	8,263	519,495
MDU Resources Group, Inc.	31,769	677,950
OGE Energy Corp.	32,466	1,026,250
Westar Energy, Inc.	21,598	837,138

		6,323,346

Gas — 1.6%
Atmos Energy Corp.	16,416	907,805
Energen Corp.	11,955	789,030
ONE Gas, Inc.	8,429	364,386
PNM Resources, Inc.	13,101	382,549
UGI Corp.	28,164	917,865
Vectren Corp.	13,529	597,170
WGL Holdings, Inc.	8,078	455,599

		4,414,404

Water — 0.3%
Aqua America, Inc.	28,932	762,358

		11,500,108

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $231,983,267)		$269,671,834

TOTAL EQUITIES (Cost $231,983,267)		269,671,834

MUTUAL FUNDS — 5.1%
Diversified Financial — 5.1%
State Street Navigator Securities Lending Prime Portfolio (c)	14,219,614	14,219,614

TOTAL MUTUAL FUNDS (Cost $14,219,614)		14,219,614

TOTAL LONG-TERM INVESTMENTS (Cost $246,202,881)		283,891,448

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2015, 0.010%, due 4/01/15 (d)	$8,957,779	8,957,779

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	52	52

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (e) 0.000% 4/30/15	555,000	554,978

TOTAL SHORT-TERM INVESTMENTS (Cost $9,512,761)		9,512,809

TOTAL INVESTMENTS — 105.7% (Cost $255,715,642) (f)		293,404,257

Other Assets/(Liabilities) — (5.7)%		(15,722,821)

NET ASSETS — 100.0%		$277,681,436

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $13,879,152 or 5.00% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $8,957,782. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/25/39, and an aggregate market value, including accrued interest, of $9,137,354.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 3.2%
Chemicals — 1.8%
A. Schulman, Inc.	2,715	$130,863
Aceto Corp.	2,727	59,994
American Vanguard Corp.	2,590	27,506
Axiall Corp.	6,498	305,016
Balchem Corp.	2,831	156,781
Chemtura Corp. (a)	6,749	184,180
Ferro Corp. (a)	6,668	83,683
H.B. Fuller Co.	4,649	199,303
Hawkins, Inc.	1,009	38,332
Innophos Holdings, Inc.	2,035	114,693
Innospec, Inc.	2,262	104,934
Intrepid Potash, Inc. (a) (b)	5,235	60,464
KMG Chemicals, Inc.	901	24,084
Kraton Performance Polymers, Inc. (a)	3,075	62,146
Kronos Worldwide, Inc.	2,047	25,894
Landec Corp. (a)	2,605	36,340
Minerals Technologies, Inc.	3,207	234,432
Oil-Dri Corp. of America	423	14,234
Olin Corp.	7,344	235,302
OM Group, Inc.	2,810	84,384
OMNOVA Solutions, Inc. (a)	4,580	39,067
PolyOne Corp.	8,264	308,660
Quaker Chemical Corp.	1,229	105,252
Sensient Technologies Corp.	4,578	315,333
Stepan Co.	1,793	74,696
Tronox Ltd. Class A	5,719	116,267
Zep, Inc.	2,237	38,096

		3,179,936

Forest Products & Paper — 0.7%
Clearwater Paper Corp. (a)	1,777	116,038
Deltic Timber Corp.	1,036	68,635
KapStone Paper and Packaging Corp.	7,859	258,090
Neenah Paper, Inc.	1,536	96,062
Orchids Paper Products Co.	742	20,004
P.H. Glatfelter Co.	3,995	109,982
Potlatch Corp.	3,763	150,671
Resolute Forest Products (a)	6,080	104,880
Schweitzer-Mauduit International, Inc.	2,828	130,427
Wausau Paper Corp.	3,995	38,072
Xerium Technologies, Inc. (a)	1,102	17,874

		1,110,735

Iron & Steel — 0.1%
AK Steel Holding Corp. (a) (b)	16,526	73,871
Olympic Steel, Inc.	770	10,364
Ryerson Holding Corp. (a) (b)	842	5,364
Schnitzer Steel Industries, Inc. Class A	2,510	39,809

	Number of Shares	Value
Shiloh Industries, Inc. (a)	700	$9,828
Universal Stainless & Alloy (a)	706	18,511

		157,747

Mining — 0.6%
Century Aluminum Co. (a)	4,807	66,337
Coeur d’Alene Mines Corp. (a)	9,788	46,102
Globe Specialty Metals, Inc.	5,948	112,536
Gold Resource Corp. (b)	3,141	10,020
Hecla Mining Co.	34,227	101,996
Horsehead Holding Corp. (a) (b)	5,227	66,174
Kaiser Aluminum Corp.	1,667	128,176
Materion Corp.	1,922	73,862
Molycorp, Inc. (a) (b)	14,146	5,450
Noranda Aluminum Holding Corp.	4,162	12,361
Ring Energy, Inc. (a) (b)	2,036	21,622
RTI International Metals, Inc. (a)	2,857	102,595
Stillwater Mining Co. (a)	11,176	144,394
United States Lime & Minerals, Inc.	169	10,901
US Silica Holdings, Inc. (b)	5,002	178,121

		1,080,647

		5,529,065

Communications — 6.6%
Advertising — 0.1%
EVINE Live, Inc. (a)	3,827	25,679
Harte-Hanks, Inc.	4,800	37,440
Marchex, Inc. Class B	3,090	12,607
Marin Software, Inc. (a)	2,450	15,411
MDC Partners, Inc. Class A	3,945	111,841
Millennial Media, Inc. (a) (b)	7,293	10,575
Sizmek, Inc. (a)	2,232	16,204

		229,757

Internet — 2.0%
1-800-Flowers.com, Inc. Class A (a)	2,259	26,724
Angie’s List, Inc. (a) (b)	3,989	23,415
Bankrate, Inc. (a)	6,238	70,739
Barracuda Networks, Inc. (a)	780	30,007
Bazaarvoice, Inc. (a) (b)	4,424	24,996
Blucora, Inc. (a)	4,032	55,077
Blue Nile, Inc. (a)	1,089	34,674
Boingo Wireless, Inc. (a)	2,170	16,362
Borderfree, Inc. (a) (b)	458	2,753
Box, Inc. (a)	1,162	22,949
Brightcove, Inc. (a)	2,883	21,132
ChannelAdvisor Corp. (a)	1,934	18,740
Chegg, Inc. (a) (b)	7,013	55,753
Cinedigm Corp. (a)	6,646	10,767
Cogent Communications Group, Inc.	4,324	152,767
Comscore, Inc. (a)	3,219	164,813
Connecture, Inc. (a)	617	6,386
Constant Contact, Inc. (a)	2,921	111,611

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coupons.com, Inc. (a) (b)	1,252	$14,698
Covisint Corp. (a)	3,738	7,588
CyrusOne, Inc.	3,066	95,414
Dealertrack Technologies, Inc. (a)	4,985	192,022
Dice Holdings, Inc. (a)	3,755	33,495
Endurance International Group Holdings, Inc. (a)	2,875	54,797
ePlus, Inc. (a)	469	40,770
FTD Cos., Inc. (a)	1,790	53,593
Global Eagle Entertainment, Inc. (a) (b)	3,840	51,110
Global Sources Ltd. (a)	1,192	6,985
GrubHub, Inc. (a)	819	37,174
HealthStream, Inc. (a)	2,018	50,854
Internap Corp. (a)	5,066	51,825
IntraLinks Holdings, Inc. (a)	3,748	38,754
Limelight Networks, Inc. (a)	5,232	18,992
Lionbridge Technologies, Inc. (a)	5,815	33,262
Liquidity Services, Inc. (a) (b)	2,194	21,677
magicJack VocalTec Ltd. (a) (b)	1,544	10,561
Marketo, Inc. (a)	2,398	61,437
Mavenir Systems, Inc. (a)	1,075	19,070
ModusLink Global Solutions, Inc. (a)	3,364	12,951
New Media Investment Group, Inc.	4,134	98,927
NIC, Inc.	6,071	107,275
Nutrisystem, Inc.	2,742	54,785
OPOWER, Inc. (a) (b)	651	6,595
Orbitz Worldwide, Inc. (a)	4,898	57,111
Overstock.com, Inc. (a) (b)	1,050	25,431
Perficient, Inc. (a)	3,244	67,118
Q2 Holdings, Inc. (a)	926	19,576
QuinStreet, Inc. (a)	3,428	20,397
ReachLocal, Inc. (a)	1,011	2,942
RealNetworks, Inc. (a)	2,380	16,017
Reis, Inc.	768	19,692
RetailMeNot, Inc. (a) (b)	2,798	50,392
Rightside Group Ltd. (a)	888	9,013
RingCentral, Inc. Class A (a)	2,662	40,808
The Rubicon Project, Inc. (a)	737	13,207
Safeguard Scientifics, Inc. (a)	1,983	35,853
Shutterfly, Inc. (a)	3,573	161,643
Shutterstock, Inc. (a) (b)	1,415	97,168
SPS Commerce, Inc. (a)	1,507	101,120
Stamps.com, Inc. (a)	1,319	88,756
TechTarget, Inc. (a)	1,556	17,941
TeleCommunication Systems, Inc. Class A (a)	4,899	18,763
Textura Corp. (a) (b)	1,685	45,798
Travelzoo, Inc. (a)	645	6,218
Tremor Video, Inc. (a)	3,383	7,916
TrueCar, Inc. (a) (b)	691	12,334
TubeMogul, Inc. (a) (b)	266	3,676
Unwired Planet, Inc. (a)	7,326	4,189

	Number of Shares	Value
VASCO Data Security International, Inc. (a) (b)	2,752	$59,278
VirnetX Holding Corp. (a) (b)	4,181	25,462
Wayfair, Inc. Class A (a) (b)	1,137	36,520
Web.com Group, Inc. (a)	4,819	91,320
WebMD Health Corp. (a) (b)	3,601	157,850
Wix.com Ltd. (a)	1,241	23,778
XO Group, Inc. (a)	2,523	44,581
Yodlee, Inc. (a) (b)	589	7,928
YuMe, Inc. (a) (b)	1,717	8,911
Zendesk, Inc. (a)	997	22,622
Zix Corp. (a)	5,578	21,922

		3,467,527

Media — 1.1%
Acacia Research (b)	4,731	50,622
AH Belo Corp. Class A	1,751	14,411
Central European Media Enterprises Ltd. Class A (a) (b)	6,675	17,756
Crown Media Holdings, Inc. Class A (a)	2,997	11,988
Cumulus Media, Inc. Class A (a)	12,983	32,068
Daily Journal Corp. (a) (b)	99	18,137
Demand Media, Inc. (a)	627	3,586
Dex Media, Inc. (a) (b)	1,210	5,070
The E.W. Scripps Co. Class A (a)	2,902	82,533
Entercom Communications Corp. Class A (a)	2,203	26,766
Entravision Communications Corp. Class A	5,488	34,739
Gray Television, Inc. (a)	4,681	64,691
Hemisphere Media Group, Inc. (a) (b)	768	9,715
Houghton Mifflin Harcourt Co. (a)	10,102	237,195
Journal Communications, Inc. Class A (a)	4,079	60,451
Lee Enterprises, Inc. (a) (b)	5,095	16,151
Martha Stewart Living Omnimedia, Inc. (a)	2,585	16,803
The McClatchy Co. Class A (a)	5,637	10,372
Media General, Inc. (a)	7,413	122,240
Meredith Corp.	3,331	185,770
The New York Times Co. Class A	12,875	177,160
Nexstar Broadcasting Group, Inc. Class A	2,843	162,676
Radio One, Inc. Class D (a)	1,770	5,452
Saga Communications, Inc. Class A	376	16,747
Salem Media Group, Inc.	828	5,100
Scholastic Corp.	2,461	100,753
Sinclair Broadcast Group, Inc. Class A (b)	6,382	200,459
Time, Inc.	10,248	229,965
Townsquare Media, Inc. (a)	843	10,833

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
World Wrestling Entertainment, Inc. Class A (b)	2,828	$39,620

		1,969,829

Telecommunications — 3.4%
8x8, Inc. (a)	8,241	69,224
ADTRAN, Inc.	4,966	92,715
Aerohive Networks, Inc. (a) (b)	733	3,269
Alliance Fiber Optic Products, Inc.	1,238	21,566
Anixter International, Inc. (a)	2,525	192,228
Aruba Networks, Inc. (a)	9,916	242,843
Atlantic Tele-Network, Inc.	885	61,260
Black Box Corp.	1,409	29,490
CalAmp Corp. (a)	3,377	54,674
Calix, Inc. (a)	4,021	33,736
Ciena Corp. (a)	9,752	188,311
Cincinnati Bell, Inc. (a)	19,481	68,768
Clearfield, Inc. (a) (b)	974	14,435
Comtech Telecommunications Corp.	1,466	42,441
Comverse, Inc. (a)	2,163	42,611
Consolidated Communications Holdings, Inc.	4,681	95,492
Contra Leap Wireless (c)	3,887	-
Cyan, Inc. (a) (b)	2,627	10,482
DigitalGlobe, Inc. (a)	7,014	238,967
EarthLink Holdings Corp.	9,602	42,633
Extreme Networks, Inc. (a)	9,327	29,473
Fairpoint Communications, Inc. (a)	1,910	33,616
Finisar Corp. (a)	9,613	205,141
General Communication, Inc. Class A (a)	3,426	53,994
Gigamon, Inc. (a)	2,184	46,388
Globalstar, Inc. (a) (b)	25,526	85,002
Gogo, Inc. (a) (b)	5,199	99,093
GTT Communications, Inc. (a)	1,482	27,980
Harmonic, Inc. (a)	8,237	61,036
Hawaiian Telcom Holdco, Inc. (a)	927	24,686
IDT Corp. Class B	1,625	28,844
Infinera Corp. (a)	11,385	223,943
Inteliquent, Inc.	3,092	48,668
Intelsat SA (a) (b)	2,488	29,856
InterDigital, Inc.	3,451	175,104
Iridium Communications, Inc. (a) (b)	7,500	72,825
Ixia (a)	5,420	65,745
KVH Industries, Inc. (a)	1,493	22,574
Loral Space & Communications, Inc. (a)	1,217	83,292
Lumos Networks Corp.	1,811	27,636
Mastec, Inc. (a)	6,086	117,460
NETGEAR, Inc. (a)	3,209	105,512
NeuStar, Inc. Class A (a) (b)	5,228	128,713
NTELOS Holdings Corp.	1,413	6,782
Numerex Corp. Class A (a)	1,514	17,260

	Number of Shares	Value
Oclaro, Inc. (a) (b)	8,133	$16,103
ORBCOMM, Inc. (a)	5,418	32,345
Parkervision, Inc. (a) (b)	8,713	7,232
Plantronics, Inc.	3,949	209,100
Polycom, Inc. (a)	12,837	172,016
Preformed Line Products Co.	230	9,690
Premiere Global Services, Inc. (a)	4,615	44,119
Procera Networks, Inc. (a) (b)	1,937	18,188
Qorvo, Inc. (a)	13,316	1,061,285
RigNet, Inc. (a)	1,174	33,565
Ruckus Wireless, Inc. (a)	6,040	77,735
Shenandoah Telecom Co.	2,242	69,861
ShoreTel, Inc. (a)	5,915	40,340
Sonus Networks, Inc. (a)	4,726	37,241
Spok Holdings, Inc.	2,086	39,989
TeleNav, Inc. (a)	2,467	19,539
Tessco Technologies, Inc.	481	11,861
Ubiquiti Networks, Inc. (b)	2,766	81,735
ViaSat, Inc. (a)	3,844	229,141
Vonage Holdings Corp. (a)	16,179	79,439
Vringo, Inc. (a) (b)	5,217	3,393
West Corp.	3,581	120,787

		5,780,472

		11,447,585

Consumer, Cyclical — 13.4%
Advertising — 0.0%
Gaiam, Inc. Class A (a)	1,421	10,359

Airlines — 0.6%
Allegiant Travel Co.	1,277	245,554
Hawaiian Holdings, Inc. (a)	4,177	91,998
JetBlue Airways Corp. (a)	23,056	443,828
Republic Airways Holdings, Inc. (a)	4,654	63,993
SkyWest, Inc.	4,804	70,187
Virgin America, Inc. (a) (b)	1,471	44,718

		960,278

Apparel — 0.8%
Crocs, Inc. (a)	7,233	85,422
G-III Apparel Group Ltd. (a)	1,783	200,855
Iconix Brand Group, Inc. (a)	4,470	150,505
Oxford Industries, Inc.	1,357	102,386
Perry Ellis International, Inc. (a)	1,172	27,143
Quiksilver, Inc. (a) (b)	11,718	21,678
Sequential Brands Group, Inc. (a) (b)	1,562	16,713
Skechers U.S.A., Inc. Class A (a)	3,631	261,105
Steven Madden Ltd. (a)	5,419	205,922
Unifi, Inc. (a)	1,366	49,299
Vince Holding Corp. (a)	1,026	19,032
Weyco Group, Inc.	661	19,764
Wolverine World Wide, Inc.	9,428	315,367

		1,475,191

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.1%
Wabash National Corp. (a)	6,410	$90,381

Automotive & Parts — 1.2%
Accuride Corp. (a)	3,337	15,551
American Axle & Manufacturing Holdings, Inc. (a)	6,257	161,618
Commercial Vehicle Group, Inc. (a)	2,682	17,272
Cooper Tire & Rubber Co.	5,385	230,694
Cooper-Standard Holding, Inc. (a)	1,274	75,421
Dana Holding Corp.	15,744	333,143
Dorman Products, Inc. (a) (b)	2,508	124,773
Douglas Dynamics, Inc.	2,080	47,507
Federal-Mogul Corp. (a)	2,741	36,483
Fuel Systems Solutions, Inc. (a)	1,453	16,041
Gentherm, Inc. (a)	3,278	165,572
Meritor, Inc. (a)	9,111	114,890
Metaldyne Performance Group, Inc. (a)	1,064	19,173
Miller Industries, Inc.	1,044	25,578
Modine Manufacturing Co. (a)	4,502	60,642
Motorcar Parts of America, Inc. (a)	1,669	46,382
Remy International, Inc.	2,871	63,765
Spartan Motors, Inc.	3,567	17,300
Standard Motor Products, Inc.	1,843	77,885
Strattec Security Corp.	304	22,447
Superior Industries International, Inc.	2,154	40,775
Tenneco, Inc. (a)	5,648	324,308
Titan International, Inc. (b)	4,273	39,995
Tower International, Inc. (a)	1,952	51,923

		2,129,138

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc. (a)	4,583	143,448
Core-Mark Holding Co., Inc.	2,140	137,645
Houston Wire & Cable Co.	1,631	15,870
Owens & Minor, Inc.	5,842	197,693
Pool Corp.	4,184	291,876
Rentrak Corp. (a)	947	52,615
ScanSource, Inc. (a)	2,655	107,926
Speed Commerce, Inc. (a)	4,447	2,840
United Stationers, Inc.	3,666	150,269
Watsco, Inc.	2,392	300,675

		1,400,857

Entertainment — 0.9%
AMC Entertainment Holdings, Inc. Class A	1,958	69,489
Ascent Media Corp. Series A (a)	1,310	52,151
Carmike Cinemas, Inc. (a)	2,253	75,701
Churchill Downs, Inc.	1,243	142,908
Empire Resorts, Inc. (a) (b)	1,472	6,771
Eros International PLC (a)	2,030	35,464
International Speedway Corp. Class A	2,590	84,460
Isle of Capri Casinos, Inc. (a)	2,049	28,789

	Number of Shares	Value
Marriott Vacations Worldwide Corp.	2,482	$201,166
National CineMedia, Inc.	5,647	85,270
Penn National Gaming, Inc. (a)	7,311	114,490
Pinnacle Entertainment, Inc. (a)	5,538	199,866
Reading International, Inc. Series A (a)	1,624	21,843
Scientific Games Corp. Class A (a) (b)	4,781	50,057
Speedway Motorsports, Inc.	1,049	23,865
Vail Resorts, Inc.	3,355	346,974

		1,539,264

Home Builders — 0.8%
Beazer Homes USA, Inc. (a)	2,586	45,824
Cavco Industries, Inc. (a)	829	62,225
Century Communities, Inc. (a)	345	6,669
Hovnanian Enterprises, Inc. Class A (a) (b)	10,629	37,839
Installed Building Products, Inc. (a)	759	16,516
KB Home (b)	7,791	121,695
LGI Homes, Inc. (a) (b)	1,304	21,725
M.D.C. Holdings, Inc. (b)	3,634	103,569
M/I Homes, Inc. (a)	2,319	55,285
Meritage Home Corp. (a)	3,638	176,952
The New Home Co., Inc. (a)	741	11,819
The Ryland Group, Inc.	4,360	212,506
Standard Pacific Corp. (a)	13,465	121,185
TRI Pointe Homes, Inc. (a)	13,635	210,388
UCP, Inc. Class A (a)	804	6,995
WCI Communities, Inc. (a)	1,061	25,411
William Lyon Homes Class A (a)	1,687	43,558
Winnebago Industries, Inc. (b)	2,576	54,766

		1,334,927

Home Furnishing — 0.3%
American Woodmark Corp. (a)	1,165	63,760
DTS, Inc. (a)	1,539	52,434
Ethan Allen Interiors, Inc.	2,357	65,147
Flexsteel Industries, Inc.	418	13,079
Kimball International, Inc. Class B	3,087	32,352
La-Z-Boy, Inc.	4,858	136,558
Norcraft Cos., Inc. (a)	638	16,314
Universal Electronics, Inc. (a)	1,479	83,475
VOXX International Corp. (a)	1,717	15,728

		478,847

Housewares — 0.1%
Libbey, Inc.	1,995	79,621
Lifetime Brands, Inc.	892	13,630
National Presto Industries, Inc. (b)	447	28,335

		121,586

Leisure Time — 0.7%
Arctic Cat, Inc.	1,174	42,640
Black Diamond, Inc. (a)	2,207	20,856
Brunswick Corp.	8,608	442,882
Callaway Golf Co.	7,280	69,378

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ClubCorp Holdings, Inc.	2,109	$40,830
Diamond Resorts International, Inc. (a)	3,285	109,817
Escalade, Inc.	866	15,051
Fox Factory Holding Corp. (a)	1,052	16,138
Interval Leisure Group, Inc.	3,690	96,715
Johnson Outdoors, Inc.	516	17,085
Life Time Fitness, Inc. (a)	3,795	269,293
Malibu Boats, Inc. (a)	754	17,606
Marine Products Corp.	1,060	9,084
Nautilus, Inc. (a)	2,938	44,863
Travelport Worldwide Ltd. (b)	2,801	46,777

		1,259,015

Lodging — 0.3%
Belmond Ltd. (a)	8,997	110,483
Boyd Gaming Corp. (a)	7,218	102,496
Caesars Entertainment Corp. (a) (b)	4,905	51,650
Intrawest Resorts Holdings, Inc. (a)	1,117	9,740
La Quinta Holdings, Inc. (a)	4,113	97,396
Marcus Corp.	1,646	35,043
Monarch Casino & Resort, Inc. (a)	837	16,020
Morgans Hotel Group Co. (a)	2,619	20,297

		443,125

Office Furnishings — 0.4%
Herman Miller, Inc.	5,515	153,096
HNI Corp.	4,192	231,273
Interface, Inc.	6,179	128,400
Knoll, Inc.	4,499	105,411
Steelcase, Inc. Class A	7,681	145,478

		763,658

Retail — 6.0%
Aeropostale, Inc. (a) (b)	6,926	24,033
America’s Car-Mart, Inc. (a)	699	37,921
American Eagle Outfitters, Inc.	18,066	308,567
ANN, Inc. (a)	4,357	178,768
Asbury Automotive Group, Inc. (a)	2,559	212,653
Barnes & Noble, Inc. (a)	3,817	90,654
bebe stores, Inc.	2,921	10,603
Big 5 Sporting Goods Corp.	1,659	22,015
Biglari Holdings, Inc. (a)	162	67,084
BJ’s Restaurants, Inc. (a)	2,018	101,808
Bloomin’ Brands, Inc.	7,171	174,470
Bob Evans Farms, Inc. (b)	2,291	105,982
The Bon-Ton Stores, Inc. (b)	1,459	10,155
Boot Barn Holdings, Inc. (a)	480	11,482
Bravo Brio Restaurant Group, Inc. (a)	1,409	20,698
Brown Shoe Co., Inc.	4,062	133,234
The Buckle, Inc. (b)	2,622	133,958
Buffalo Wild Wings, Inc. (a)	1,755	318,076
Build-A-Bear Workshop, Inc. (a)	1,119	21,988
Burlington Stores, Inc. (a)	2,642	156,988
Carrols Restaurant Group, Inc. (a)	3,451	28,609
Casey’s General Stores, Inc.	3,573	321,927

	Number of Shares	Value
Cash America International, Inc.	2,633	$61,349
The Cato Corp. Class A	2,549	100,940
The Cheesecake Factory, Inc.	4,638	228,793
The Children’s Place Retail Store, Inc.	2,047	131,397
Christopher & Banks Corp. (a)	3,261	18,131
Chuy’s Holdings, Inc. (a)	1,593	35,890
Citi Trends, Inc. (a)	1,503	40,581
Columbia Sportswear Co.	2,551	155,356
Conn’s, Inc. (a) (b)	2,576	78,001
The Container Store Group, Inc. (a) (b)	1,548	29,489
Cracker Barrel Old Country Store, Inc. (b)	1,771	269,440
Dave & Buster’s Entertainment, Inc. (a)	626	19,068
Del Frisco’s Restaurant Group, Inc. (a)	2,158	43,484
Denny’s Corp. (a)	8,099	92,329
Destination Maternity Corp.	1,257	18,930
Destination XL Group, Inc. (a)	3,562	17,596
DineEquity, Inc.	1,542	165,009
El Pollo Loco Holdings, Inc. (a) (b)	723	18,516
Express, Inc. (a)	7,837	129,546
EZCORP, Inc. (a)	4,681	42,737
Famous Dave’s of America, Inc. (a) (b)	430	12,255
Fiesta Restaurant Group, Inc. (a)	2,489	151,829
The Finish Line, Inc. Class A	4,488	110,046
First Cash Financial Services, Inc. (a)	2,692	125,232
Five Below, Inc. (a)	5,048	179,557
Flex Pharma, Inc. (a)	502	9,839
Francesca’s Holdings Corp. (a)	3,948	70,274
Fred’s, Inc. Class A	3,455	59,046
Freshpet, Inc. (a) (b)	1,116	21,684
Genesco, Inc. (a)	2,230	158,843
Group 1 Automotive, Inc.	2,250	194,242
Guess?, Inc.	5,723	106,391
The Habit Restaurants, Inc. Class A (a) (b)	538	17,291
Haverty Furniture Cos., Inc.	1,835	45,655
hhgregg, Inc. (a) (b)	1,189	7,289
Hibbett Sports, Inc. (a) (b)	2,411	118,284
HSN, Inc.	3,077	209,944
Ignite Restaurant Group, Inc. (a)	582	2,823
Insight Enterprises, Inc. (a)	3,808	108,604
Jack in the Box, Inc.	3,716	356,439
Jamba, Inc. (a) (b)	1,518	22,330
Kirkland’s, Inc. (a)	1,388	32,965
Krispy Kreme Doughnuts, Inc. (a)	6,058	121,099
Lands’ End, Inc. (a) (b)	1,561	56,009
Lithia Motors, Inc. Class A	2,121	210,849
Lumber Liquidators Holdings, Inc. (a) (b)	2,551	78,520
MarineMax, Inc. (a)	2,337	61,954
Mattress Firm Holding Corp. (a) (b)	1,393	97,008
The Men’s Wearhouse, Inc.	4,457	232,655
Movado Group, Inc.	1,740	49,625

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nathan’s Famous, Inc.	282	$15,270
New York & Co., Inc. (a)	2,952	7,380
Noodles & Co. (a) (b)	939	16,376
Office Depot, Inc. (a)	49,703	457,268
Pacific Sunwear of California, Inc. (a)	4,523	12,483
Papa John’s International, Inc.	2,844	175,788
Papa Murphy’s Holdings, Inc. (a)	595	10,793
PC Connection, Inc.	884	23,064
The PEP Boys-Manny, Moe & Jack (a)	5,047	48,552
Pier 1 Imports, Inc. (b)	8,784	122,800
Popeyes Louisiana Kitchen, Inc. (a)	2,198	131,484
Potbelly Corp. (a) (b)	1,382	18,933
PriceSmart, Inc.	1,742	148,035
Red Robin Gourmet Burgers, Inc. (a)	1,329	115,623
Regis Corp. (a)	4,062	66,454
Restoration Hardware Holdings, Inc. (a)	2,898	287,453
Roundy’s, Inc. (a) (b)	3,878	18,963
Ruby Tuesday, Inc. (a)	5,959	35,814
Rush Enterprises, Inc. Class A (a)	3,202	87,607
Ruth’s Hospitality Group, Inc.	3,427	54,421
Sears Hometown & Outlet Stores, Inc. (a) (b)	971	7,496
Select Comfort Corp. (a)	5,041	173,763
Shake Shack, Inc. (a)	534	26,727
Shoe Carnival, Inc.	1,356	39,921
Sonic Automotive, Inc. Class A	3,714	92,479
Sonic Corp.	5,049	160,053
Sportsman’s Warehouse Holdings, Inc. (a)	746	5,961
Stage Stores, Inc.	2,975	68,187
Stein Mart, Inc.	2,685	33,428
Systemax, Inc. (a)	986	12,049
Texas Roadhouse, Inc.	6,467	235,593
Tile Shop Holdings, Inc. (a) (b)	2,736	33,133
Tilly’s, Inc. (a)	968	15,149
Titan Machinery, Inc. (a) (b)	1,565	20,893
Tuesday Morning Corp. (a)	4,058	65,334
Vera Bradley, Inc. (a) (b)	2,096	34,018
Vitamin Shoppe, Inc. (a)	2,865	118,009
West Marine, Inc. (a)	1,611	14,934
Winmark Corp.	218	19,090
Zoe’s Kitchen, Inc. (a) (b)	545	18,143
Zumiez, Inc. (a)	1,931	77,723

		10,343,480

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	4,345	185,271
Wesco Aircraft Holdings, Inc. (a)	4,862	74,486

		259,757

	Number of Shares	Value
Textiles — 0.3%
Culp, Inc.	823	$22,015
Dixie Group, Inc. (a) (b)	1,284	11,620
G&K Services, Inc. Class A	1,849	134,108
Tumi Holdings, Inc. (a)	4,713	115,280
UniFirst Corp.	1,369	161,118

		444,141

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (a) (b)	1,643	11,238
LeapFrog Enterprises, Inc. (a) (b)	5,533	12,062

		23,300

		23,077,304

Consumer, Non-cyclical — 21.7%
Agriculture — 0.3%
22nd Century Group, Inc. (a) (b)	4,690	4,033
Alico, Inc.	249	12,764
Alliance One International, Inc. (a)	7,363	8,099
Limoneira Co. (b)	999	21,778
Tejon Ranch Co. (a)	1,319	34,888
The Andersons, Inc.	2,625	108,596
Universal Corp.	2,161	101,913
Vector Group Ltd. (b)	6,984	153,439

		445,510

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	775	207,235
Coca-Cola Bottling Co. Consolidated	442	49,973
Craft Brew Alliance, Inc. (a)	949	12,944
Farmer Bros Co. (a)	701	17,350
National Beverage Corp. (a)	1,015	24,776

		312,278

Biotechnology — 3.4%
Acceleron Pharma, Inc. (a)	1,552	59,069
Acorda Therapeutics, Inc. (a)	3,875	128,960
Aegerion Pharmaceuticals, Inc. (a) (b)	2,753	72,046
Affymetrix, Inc. (a) (b)	6,741	84,667
Agenus, Inc. (a)	6,011	30,836
Alder Biopharmaceuticals, Inc. (a)	899	25,945
AMAG Pharmaceuticals, Inc. (a)	2,428	132,714
ANI Pharmaceuticals, Inc. (a)	656	41,033
Applied Genetic Technologies Corp/DE (a)	478	9,555
Ardelyx, Inc. (a)	460	6,021
Arena Pharmaceuticals, Inc. (a) (b)	22,482	98,246
ARIAD Pharmaceuticals, Inc. (a) (b)	15,335	126,360
Atara Biotherapeutics, Inc. (a)	646	26,854
Avalanche Biotechnologies, Inc. (a)	686	27,797
Bellicum Pharmaceuticals, Inc. (a)	785	18,188
BioCryst Pharmaceuticals, Inc. (a) (b)	6,588	59,490
Biotime, Inc. (a) (b)	4,791	23,811

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bluebird Bio, Inc. (a)	2,295	$277,167
Cambrex Corp. (a)	2,845	112,747
Celldex Therapeutics, Inc. (a) (b)	9,101	253,645
Cellular Dynamics International, Inc. (a)	1,100	18,073
Coherus Biosciences, Inc. (a)	641	19,602
CryoLife, Inc.	2,713	28,134
CTI BioPharma Corp. (a) (b)	13,833	25,038
Cytokinetics, Inc. (a)	3,163	21,445
CytRx Corp. (a) (b)	5,662	19,081
Dermira, Inc. (a) (b)	650	9,977
Dicerna Pharmaceuticals, Inc. (a) (b)	355	8,531
Dynavax Technologies Corp. (a) (b)	2,445	54,841
Eleven Biotherapeutics, Inc. (a)	530	4,728
Enzo Biochem, Inc. (a)	3,474	10,248
Epizyme, Inc. (a)	1,256	23,588
Exact Sciences Corp. (a) (b)	8,237	181,379
Exelixis, Inc. (a) (b)	17,516	45,016
Five Prime Therapeutics, Inc. (a)	1,949	44,535
Foundation Medicine, Inc. (a) (b)	1,308	62,928
Galena Biopharma, Inc. (a) (b)	10,401	14,457
Genocea Biosciences, Inc. (a)	292	3,463
Geron Corp. (a) (b)	15,026	56,648
Halozyme Therapeutics, Inc. (a) (b)	9,614	137,288
Idera Pharmaceuticals, Inc. (a) (b)	8,415	31,220
Immunogen, Inc. (a) (b)	8,055	72,092
Immunomedics, Inc. (a) (b)	7,553	28,928
Inovio Pharmaceuticals, Inc. (a) (b)	5,641	46,031
Insmed, Inc. (a)	4,604	95,763
Integra LifeSciences Holdings (a)	2,315	142,720
Intrexon Corp. (a) (b)	3,518	159,612
Ironwood Pharmaceuticals, Inc. (a)	11,115	177,840
Karyopharm Therapeutics, Inc. (a) (b)	1,421	43,497
KYTHERA Biopharmaceuticals, Inc. (a) (b)	1,833	91,925
Lexicon Pharmaceuticals, Inc. (a) (b)	17,949	16,949
Ligand Pharmaceuticals, Inc. Class B (a)	1,826	140,803
Loxo Oncology, Inc. (a)	286	3,561
MacroGenics, Inc. (a)	1,871	58,693
Marrone Bio Innovations, Inc. (a) (b)	1,075	4,160
Merrimack Pharmaceuticals, Inc. (a) (b)	9,131	108,476
Momenta Pharmaceuticals, Inc. (a)	4,469	67,929
Neuralstem, Inc. (a) (b)	6,172	11,727
NewLink Genetics Corp. (a) (b)	1,841	100,721
Novavax, Inc. (a)	22,132	183,032
Omeros Corp. (a) (b)	3,502	77,149
OncoMed Pharmaceuticals, Inc. (a) (b)	1,221	31,477
Oncothyreon, Inc. (a)	7,679	12,517
Organovo Holdings, Inc. (a) (b)	6,228	22,047
OvaScience, Inc. (a) (b)	1,596	55,429
Pacific Biosciences of California, Inc. (a)	5,238	30,590
PDL BioPharma, Inc. (b)	14,896	104,793
Peregrine Pharmaceuticals, Inc. (a) (b)	15,617	21,083

	Number of Shares	Value
Prothena Corp. PLC (a)	2,480	$94,587
PTC Therapeutics, Inc. (a)	2,273	138,312
Puma Biotechnology, Inc. (a)	2,287	539,984
Regado Biosciences, Inc. (a) (b)	1,180	1,440
Repligen Corp. (a)	2,978	90,412
Retrophin, Inc. (a)	2,551	61,122
RTI Biologics, Inc. (a)	5,522	27,279
Sage Therapeutics, Inc. (a)	549	27,576
Sangamo Biosciences, Inc. (a)	6,325	99,176
Second Sight Medical Products, Inc. (a) (b)	338	4,333
Sequenom, Inc. (a) (b)	10,961	43,296
Spark Therapeutics, Inc. (a)	748	57,970
Spectrum Pharmaceuticals, Inc. (a) (b)	6,367	38,648
Stemline Therapeutics, Inc. (a)	1,327	19,202
Sunesis Pharmaceuticals, Inc. (a)	4,741	11,615
Theravance Biopharma, Inc. (a) (b)	2,124	36,851
Ultragenyx Pharmaceutical, Inc. (a)	719	44,643
Veracyte, Inc. (a) (b)	496	3,611
Verastem, Inc. (a) (b)	2,510	25,527
Versartis, Inc. (a) (b)	745	13,686
XOMA Corp. (a) (b)	8,842	32,185
ZIOPHARM Oncology, Inc. (a) (b)	8,449	90,996

		5,847,366

Commercial Services — 5.3%
ABM Industries, Inc.	5,190	165,353
The Advisory Board Co. (a)	3,906	208,112
Albany Molecular Research, Inc. (a) (b)	2,234	39,318
American Public Education, Inc. (a)	1,673	50,157
AMN Healthcare Services, Inc. (a)	4,321	99,685
Arrowhead Research Corp. (a) (b)	5,254	35,543
Barrett Business Services, Inc.	697	29,859
Bridgepoint Education, Inc. (a)	1,687	16,280
Bright Horizons Family Solutions, Inc. (a)	2,678	137,301
Capella Education Co.	1,017	65,983
Cardtronics, Inc. (a)	4,138	155,589
Care.com, Inc. (a) (b)	486	3,684
Career Education Corp. (a)	6,557	32,982
Carriage Services, Inc.	1,467	35,017
CBIZ, Inc. (a) (b)	3,724	34,745
CDI Corp.	1,272	17,872
Cenveo, Inc. (a) (b)	5,061	10,831
Chemed Corp. (b)	1,623	193,786
Cimpress NV (a)	3,093	260,987
Civeo Corp.	8,367	21,252
Collectors Universe	590	13,310
Convergys Corp.	9,431	215,687
The Corporate Executive Board Co.	3,141	250,840
Corvel Corp. (a)	1,060	36,475
CRA International, Inc. (a)	880	27,386

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cross Country Healthcare, Inc. (a)	2,863	$33,955
Deluxe Corp.	4,648	322,013
Electro Rent Corp.	1,498	16,987
Euronet Worldwide, Inc. (a)	4,738	278,358
EVERTEC, Inc.	6,092	133,171
ExamWorks Group, Inc. (a)	3,228	134,349
Exlservice Holdings, Inc. (a)	3,036	112,939
Exponent, Inc.	1,216	108,102
Forrester Research, Inc.	1,036	38,104
Franklin Covey Co. (a)	1,007	19,395
FTI Consulting, Inc. (a)	3,795	142,161
Global Cash Access Holdings, Inc. (a)	5,958	45,400
Grand Canyon Education, Inc. (a)	4,323	187,186
Great Lakes Dredge & Dock Co. (a)	5,458	32,803
Green Dot Corp. Class A (a)	2,810	44,735
H&E Equipment Services, Inc.	2,917	72,896
The Hackett Group, Inc.	2,344	20,955
Healthcare Services Group, Inc.	6,514	209,295
HealthEquity, Inc. (a)	982	24,540
Heartland Payment Systems, Inc.	3,335	156,245
Heidrick & Struggles International, Inc.	1,737	42,695
Hill International, Inc. (a)	2,899	10,407
Hillenbrand, Inc.	5,840	180,281
HMS Holdings Corp. (a)	8,157	126,026
Huron Consulting Group, Inc. (a)	2,186	144,604
ICF International, Inc. (a)	1,851	75,613
INC Research Holdings, Inc. Class A (a)	854	27,951
Information Services Group, Inc.	2,852	11,379
Insperity, Inc.	2,105	110,070
ITT Educational Services, Inc. (a) (b)	2,168	14,721
James River Group Holdings Ltd.	1,022	24,048
K12, Inc. (a)	3,244	50,996
Kelly Services, Inc. Class A	2,564	44,716
Kforce, Inc.	2,355	52,540
Korn/Ferry International	4,613	151,629
Landauer, Inc.	864	30,361
LendingTree, Inc. (a)	613	34,334
Liberty Tax, Inc. (a)	349	9,713
LifeLock, Inc. (a)	7,491	105,698
MAXIMUS, Inc.	6,277	419,053
McGrath RentCorp	2,419	79,609
Medifast, Inc. (a)	1,091	32,697
MoneyGram International, Inc. (a)	2,836	24,503
Monro Muffler Brake, Inc.	2,927	190,401
Monster Worldwide, Inc. (a)	8,641	54,784
Multi-Color Corp.	1,153	79,937
National Research Corp. Class A	878	12,643
Navigant Consulting, Inc. (a)	4,603	59,655
Neff Corp. Class A (a)	868	9,149
On Assignment, Inc. (a)	4,789	183,754
PAREXEL International Corp. (a)	5,281	364,336
Patriot National, Inc. (a)	773	9,817
Paylocity Holding Corp. (a)	766	21,938

	Number of Shares	Value
Pendrell Corp. (a)	15,358	$19,965
Performant Financial Corp. (a)	2,722	9,255
PHH Corp. (a)	4,716	113,986
PRG-Schultz International, Inc. (a)	2,623	10,544
Providence Service Corp. (The) (a)	1,099	58,379
Quad/Graphics, Inc.	2,622	60,254
Rent-A-Center, Inc.	4,911	134,758
Resources Connection, Inc.	3,634	63,595
RPX Corp. (a)	4,940	71,087
ServiceSource International, Inc. (a) (b)	6,137	19,025
SFX Entertainment, Inc. (a) (b)	4,044	16,540
Sotheby’s	5,652	238,854
SP Plus Corp. (a)	1,398	30,546
Steiner Leisure Ltd. (a)	1,274	60,388
Strayer Education, Inc. (a)	1,013	54,104
Team Health Holdings, Inc. (a)	6,524	381,719
Team, Inc. (a)	1,917	74,725
TeleTech Holdings, Inc.	1,608	40,924
TriNet Group, Inc. (a)	1,494	52,634
TrueBlue, Inc. (a)	3,848	93,699
Universal Technical Institute, Inc.	1,975	18,960
Viad Corp.	1,941	53,999
Weight Watchers International, Inc. (a) (b)	2,505	17,510
WEX, Inc. (a)	3,602	386,711
Xoom Corp. (a) (b)	2,920	42,895

		9,206,737

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a) (b)	2,364	36,879
Inter Parfums, Inc.	1,549	50,528
Revlon, Inc. Class A (a)	1,089	44,867

		132,274

Foods — 1.8%
B&G Foods, Inc.	4,982	146,620
Boulder Brands, Inc. (a)	5,744	54,740
Cal-Maine Foods, Inc. (b)	2,885	112,688
Calavo Growers, Inc.	1,344	69,109
The Chefs’ Warehouse, Inc. (a)	1,617	36,269
Dean Foods Co.	8,692	143,679
Diamond Foods, Inc. (a)	2,051	66,801
Fairway Group Holdings Corp. (a) (b)	1,761	11,922
Fresh Del Monte Produce, Inc.	3,138	122,100
The Fresh Market, Inc. (a) (b)	3,973	161,463
Ingles Markets, Inc. Class A	1,152	57,001
Inventure Foods, Inc. (a)	1,431	16,013
J&J Snack Foods Corp.	1,378	147,033
John B Sanfilippo & Son, Inc.	794	34,221
Lancaster Colony Corp.	1,705	162,265
Lifeway Foods, Inc. (a) (b)	512	10,952
Post Holdings, Inc. (a)	4,864	227,830
Sanderson Farms, Inc. (b)	2,146	170,929

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Seaboard Corp. (a)	26	$107,432
Seneca Foods Corp. Class A (a)	736	21,940
Senomyx, Inc. (a) (b)	3,775	16,648
Smart & Final Stores, Inc. (a)	1,247	21,947
Snyders-Lance, Inc.	4,414	141,071
SpartanNash Co.	3,498	110,397
SUPERVALU, Inc. (a)	18,824	218,923
Tootsie Roll Industries, Inc. (b)	1,823	61,820
TreeHouse Foods, Inc. (a)	3,908	332,258
United Natural Foods, Inc. (a)	4,609	355,077
Village Super Market Class A	630	19,807
Weis Markets, Inc.	1,025	51,004

		3,209,959

Health Care – Products — 3.6%
Abaxis, Inc.	2,084	133,605
ABIOMED, Inc. (a)	3,711	265,633
Accelerate Diagnostics, Inc. (a) (b)	2,128	47,880
Accuray, Inc. (a)	7,148	66,476
AngioDynamics, Inc. (a)	2,318	41,237
AtriCure, Inc. (a)	2,615	53,581
Atrion Corp.	147	50,790
BioTelemetry, Inc. (a)	2,373	21,001
Cantel Medical Corp.	3,142	149,245
Cardiovascular Systems, Inc. (a)	2,573	100,450
Cepheid, Inc. (a)	6,477	368,541
Cerus Corp. (a) (b)	8,722	36,371
CONMED Corp.	2,512	126,831
Cyberonics, Inc. (a)	2,494	161,911
Cynosure Inc. Class A (a)	2,088	64,039
Dexcom, Inc. (a)	6,965	434,198
Endologix, Inc. (a) (b)	5,945	101,481
Entellus Medical, Inc. (a)	492	10,775
Exactech, Inc. (a)	883	22,631
The Female Health Co. (b)	2,166	6,130
GenMark Diagnostics, Inc. (a)	3,970	51,531
Genomic Health, Inc. (a)	1,603	48,972
Globus Medical, Inc. Class A (a)	6,110	154,216
Haemonetics Corp. (a)	4,837	217,278
Hanger, Inc. (a)	3,281	74,446
HeartWare International, Inc. (a)	1,578	138,501
ICU Medical, Inc. (a)	1,245	115,959
Inogen, Inc. (a)	458	14,651
Insulet Corp. (a)	5,156	171,953
Intersect ENT, Inc. (a)	534	13,793
Invacare Corp.	3,037	58,948
K2M Group Holdings, Inc. (a)	903	19,911
LDR Holding Corp. (a)	1,564	57,305
Luminex Corp. (a)	3,542	56,672
Masimo Corp. (a)	4,157	137,098
Merge Healthcare, Inc. (a)	6,356	28,411
Meridian Bioscience, Inc.	3,868	73,801
Merit Medical Systems, Inc. (a)	3,994	76,885

	Number of Shares	Value
MiMedx Group, Inc. (a) (b)	8,655	$90,012
NanoString Technologies, Inc. (a)	854	8,702
Natus Medical, Inc. (a)	2,985	117,818
Navidea Biopharmaceuticals, Inc. (a) (b)	13,659	21,718
NuVasive, Inc. (a)	4,327	198,999
NxStage Medical, Inc. (a)	5,704	98,679
Ocular Therapeutix, Inc. (a) (b)	526	22,084
OraSure Technologies, Inc. (a)	5,074	33,184
Orthofix International NV (a)	1,768	63,454
Oxford Immunotec Global PLC (a) (b)	1,568	22,077
PhotoMedex, Inc. (a) (b)	944	1,897
Quidel Corp. (a)	2,655	71,632
Rockwell Medical Technologies, Inc. (a) (b)	4,243	46,376
Sientra, Inc. (a)	479	9,192
Spectranetics Corp. (a)	3,864	134,313
Staar Surgical Co. (a) (b)	3,503	26,027
Steris Corp.	5,478	384,939
SurModics, Inc. (a)	1,172	30,507
Symmetry Surgical, Inc. (a)	739	5,417
Tandem Diabetes Care, Inc. (a)	788	9,945
Thoratec Corp. (a)	4,985	208,822
Tornier BV (a)	3,304	86,631
TransEnterix, Inc. (a) (b)	2,751	8,060
TriVascular Technologies, Inc. (a) (b)	567	5,948
Unilife Corp. (a) (b)	11,659	46,753
Utah Medical Products, Inc.	341	20,412
Vascular Solutions, Inc. (a)	1,549	46,966
West Pharmaceutical Services, Inc.	6,548	394,255
Wright Medical Group, Inc. (a)	4,641	119,738
Zeltiq Aesthetics, Inc. (a)	2,709	83,519

		6,191,213

Health Care – Services — 1.8%
AAC Holdings, Inc. (a) (b)	544	16,636
Acadia Healthcare Co., Inc. (a)	3,971	284,324
Addus HomeCare Corp. (a)	528	12,155
Adeptus Health, Inc. Class A (a) (b)	547	27,470
Air Methods Corp. (a)	3,641	169,634
Alliance HealthCare Services, Inc. (a)	475	10,536
Almost Family, Inc. (a)	753	33,667
Amedisys, Inc. (a)	2,548	68,235
AmSurg Corp. (a)	3,924	241,404
Bio-Reference Laboratories, Inc. (a)	2,280	80,347
Capital Senior Living Corp. (a)	2,697	69,960
Catalent, Inc. (a)	4,547	141,639
Civitas Solutions, Inc. (a)	1,078	22,573
The Ensign Group, Inc.	2,097	98,265
Five Star Quality Care, Inc. (a)	4,333	19,239
Genesis Healthcare, Inc. (a)	2,184	15,550
HealthSouth Corp.	8,185	363,087
Healthways, Inc. (a)	2,977	58,647

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Invitae Corp. (a)	679	$11,380
The IPC Healthcare, Inc. (a)	1,593	74,298
Kindred Healthcare, Inc.	7,265	172,834
LHC Group, Inc. (a)	1,130	37,324
Magellan Health, Inc. (a)	2,546	180,308
Molina Healthcare, Inc. (a)	2,804	188,681
National Healthcare Corp.	964	61,416
NeoStem, Inc. (a) (b)	2,029	5,154
RadNet, Inc. (a)	2,907	24,419
Roka Bioscience, Inc. (a)	421	1,347
Select Medical Holdings Corp.	7,327	108,659
Surgical Care Affiliates, Inc. (a)	1,190	40,853
T2 Biosystems, Inc. (a) (b)	546	8,474
Triple-S Management Corp. Class B (a)	2,371	47,135
U.S. Physical Therapy, Inc.	1,108	52,630
Universal American Corp. (a)	4,065	43,414
Vocera Communications, Inc. (a)	2,082	20,653
WellCare Health Plans, Inc. (a)	4,075	372,700

		3,185,047

Household Products — 0.4%
Acco Brands Corp. (a)	10,635	88,377
Central Garden & Pet Co. Class A (a)	4,066	43,181
CSS Industries, Inc.	827	24,934
Ennis, Inc.	2,558	36,119
Helen of Troy Ltd. (a)	2,655	216,356
Prestige Brands Holdings, Inc. (a)	4,817	206,601
Skullcandy, Inc. (a)	1,831	20,690
WD-40 Co.	1,387	122,805

		759,063

Pharmaceuticals — 4.8%
Acadia Pharmaceuticals, Inc. (a)	7,321	238,591
AcelRx Pharmaceuticals, Inc. (a) (b)	2,097	8,094
Achaogen, Inc. (a)	527	5,144
Achillion Pharmaceuticals, Inc. (a)	10,610	104,615
Actinium Pharmaceuticals, Inc. (a) (b)	1,684	4,159
Adamas Pharmaceuticals, Inc. (a)	222	3,883
Aerie Pharmaceuticals, Inc. (a)	937	29,366
Agios Pharmaceuticals, Inc. (a) (b)	1,361	128,342
Akebia Therapeutics, Inc. (a) (b)	659	7,321
Akorn, Inc. (a)	5,796	275,368
Alimera Sciences, Inc. (a) (b)	2,207	11,057
Amphastar Pharmaceuticals, Inc. (a)	884	13,225
Ampio Pharmaceuticals, Inc. (a) (b)	3,649	27,477
Anacor Pharmaceuticals, Inc. (a)	3,060	177,021
Anika Therapeutics, Inc. (a)	1,375	56,609
Antares Pharma, Inc. (a) (b)	10,296	27,902
Aratana Therapeutics, Inc. (a)	2,723	43,595
Array Biopharma, Inc. (a) (b)	12,993	95,758
Auspex Pharmaceuticals, Inc. (a)	968	97,061
Bio-Path Holdings, Inc. (a) (b)	6,353	11,435

	Number of Shares	Value
BioDelivery Sciences International, Inc. (a) (b)	3,990	$41,895
BioScrip, Inc. (a) (b)	6,228	27,590
Biospecifics Technologies Corp. (a)	327	12,802
Calithera Biosciences, Inc. (a) (b)	817	13,415
Cara Therapeutics, Inc. (a) (b)	404	4,060
Cempra, Inc. (a)	2,787	95,622
ChemoCentryx, Inc. (a) (b)	2,537	19,154
Chimerix, Inc. (a)	2,812	105,984
Clovis Oncology, Inc. (a) (b)	2,295	170,358
Contra Furiex Pharmaceuticals (c)	544	-
Corcept Therapeutics, Inc. (a) (b)	5,048	28,269
Cytori Therapeutics, Inc. (a) (b)	4,755	5,611
DepoMed, Inc. (a)	5,395	120,902
Derma Sciences, Inc. (a) (b)	2,122	17,973
Diplomat Pharmacy, Inc. (a)	1,449	50,106
Dyax Corp. (a)	12,621	211,465
Egalet Corp. (a)	442	5,715
Emergent Biosolutions, Inc. (a)	2,712	77,997
Enanta Pharmaceuticals, Inc. (a) (b)	985	30,161
Endocyte, Inc. (a) (b)	3,357	21,015
Esperion Therapeutics, Inc. (a) (b)	560	51,856
FibroGen, Inc. (a)	832	26,108
Flexion Therapeutics, Inc. (a)	621	13,985
Galectin Therapeutics, Inc. (a) (b)	1,771	5,933
Heron Therapeutics, Inc. (a)	2,190	31,865
Hyperion Therapeutics, Inc. (a)	1,246	57,191
IGI Laboratories, Inc. (a) (b)	2,848	23,240
Immune Design Corp. (a) (b)	528	11,146
Impax Laboratories, Inc. (a)	6,511	305,171
Infinity Pharmaceuticals, Inc. (a)	4,525	63,260
Insys Therapeutics, Inc. (a) (b)	942	54,758
Intra-Cellular Therapies, Inc. (a)	1,851	44,202
Isis Pharmaceuticals, Inc. (a) (b)	10,930	695,913
Keryx Biopharmaceuticals, Inc. (a) (b)	9,410	119,789
Kindred Biosciences, Inc. (a) (b)	1,064	7,597
Kite Pharma, Inc. (a) (b)	888	51,220
Lannett Co., Inc. (a)	2,391	161,895
Liberator Medical Holdings, Inc. (b)	2,945	10,308
MannKind Corp. (a) (b)	21,224	110,365
The Medicines Co. (a)	6,046	169,409
Mirati Therapeutics, Inc. (a) (b)	802	23,515
Nanoviricides, Inc. (a) (b)	4,086	9,194
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	813	22,447
Nature’s Sunshine Products, Inc.	911	11,952
Nektar Therapeutics (a)	11,824	130,064
Neogen Corp. (a)	3,408	159,256
Neurocrine Biosciences, Inc. (a)	7,849	311,684
Nevro Corp. (a)	777	37,242
Northwest Biotherapeutics, Inc. (a) (b)	3,562	26,252
Nutraceutical International Corp. (a)	881	17,356
Ohr Pharmaceutical, Inc. (a) (b)	1,927	4,895

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Omega Protein Corp. (a)	1,880	$25,737
Omthera Pharmaceuticals, Inc. (c)	428	-
Ophthotech Corp. (a)	1,297	60,349
Opko Health, Inc. (a) (b)	18,307	259,410
Orexigen Therapeutics, Inc. (a) (b)	11,404	89,293
Osiris Therapeutics, Inc. (a) (b)	1,812	31,855
Otonomy, Inc. (a)	714	25,247
Pacira Pharmaceuticals, Inc. (a)	3,315	294,538
Pain Therapeutics, Inc. (a)	3,838	7,254
Pernix Therapeutics Holdings (a) (b)	2,969	31,739
PetMed Express, Inc. (b)	1,918	31,685
PharMerica Corp. (a)	2,788	78,594
Phibro Animal Health Corp. Class A	1,385	49,043
Portola Pharmaceuticals, Inc. (a)	4,273	162,203
Pozen, Inc. (a)	2,514	19,408
PRA Health Sciences, Inc. (a)	1,868	53,873
Progenics Pharmaceuticals, Inc. (a)	6,585	39,378
Radius Health, Inc. (a)	850	34,986
Raptor Pharmaceutical Corp. (a) (b)	5,944	64,611
Receptos, Inc. (a)	2,039	336,211
Regulus Therapeutics, Inc. (a)	1,392	23,580
Relypsa, Inc. (a)	1,918	69,182
Repros Therapeutics, Inc. (a) (b)	2,404	20,650
Revance Therapeutics, Inc. (a) (b)	777	16,107
Rigel Pharmaceuticals, Inc. (a)	8,021	28,635
Sagent Pharmaceuticals, Inc. (a)	2,087	48,523
Sarepta Therapeutics, Inc. (a) (b)	3,847	51,088
SciClone Pharmaceuticals, Inc. (a)	4,691	41,562
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	1,635	25,441
Supernus Pharmaceuticals, Inc. (a)	2,609	31,543
Synageva BioPharma Corp. (a) (b)	2,158	210,470
Synergy Pharmaceuticals, Inc. (a) (b)	8,833	40,808
Synta Pharmaceuticals Corp. (a) (b)	6,172	11,974
Synutra International, Inc. (a) (b)	1,687	10,797
TESARO, Inc. (a)	1,984	113,882
Tetraphase Pharmaceuticals, Inc. (a)	2,849	104,387
TG Therapeutics, Inc. (a) (b)	2,588	40,062
TherapeuticsMD, Inc. (a) (b)	11,066	66,949
Theravance, Inc. (b)	7,668	120,541
Threshold Pharmaceuticals, Inc. (a) (b)	5,528	22,444
Tokai Pharmaceuticals, Inc. (a) (b)	492	5,560
USANA Health Sciences, Inc. (a) (b)	542	60,227
Vanda Pharmaceuticals, Inc. (a) (b)	3,608	33,554
Vitae Pharmaceuticals, Inc. (a) (b)	607	7,108
Vital Therapies, Inc. (a) (b)	498	12,455
VIVUS, Inc. (a) (b)	8,348	20,536
Xencor, Inc. (a)	1,739	26,641
Xenoport, Inc. (a)	5,476	38,989
Zafgen, Inc. (a) (b)	708	28,044
Zogenix, Inc. (a) (b)	10,614	14,541

	Number of Shares	Value
ZS Pharma, Inc. (a) (b)	611	$25,711

		8,262,590

		37,552,037

Diversified — 0.2%
Holding Company – Diversified — 0.2%
FCB Financial Holdings, Inc. (a)	713	19,515
Horizon Pharma Plc (a)	6,047	157,040
HRG Group, Inc. (a)	7,752	96,745
National Bank Holdings Corp. Class A	3,305	62,167
Primoris Services Corp.	3,551	61,042
Resource America, Inc. Class A	1,274	11,593
Tiptree Financial Inc. (a) (b)	601	3,985

		412,087

Energy — 3.0%
Coal — 0.1%
Alpha Natural Resources, Inc. (a) (b)	19,446	19,444
Arch Coal, Inc. (a) (b)	18,807	18,805
Cloud Peak Energy, Inc. (a)	5,562	32,371
Hallador Energy Co.	974	11,386
SunCoke Energy, Inc.	6,183	92,374
Walter Energy, Inc. (b)	5,093	3,157
Westmoreland Coal Co. (a)	1,447	38,722

		216,259

Energy – Alternate Sources — 0.4%
Amyris, Inc. (a) (b)	2,066	4,958
Clean Energy Fuels Corp. (a) (b)	6,702	35,755
Enphase Energy, Inc. (a) (b)	1,628	21,473
FuelCell Energy, Inc. (a) (b)	20,466	25,583
FutureFuel Corp.	2,110	21,670
Green Plains Renewable Energy, Inc.	3,489	99,611
Headwaters, Inc. (a)	6,817	125,024
Pacific Ethanol, Inc. (a) (b)	2,170	23,414
Pattern Energy Group, Inc.	4,086	115,716
Plug Power, Inc. (a) (b)	15,049	38,977
Renewable Energy Group, Inc. (a)	3,137	28,923
REX American Resources Corp. (a)	598	36,364
Solazyme, Inc. (a) (b)	6,695	19,148
TerraForm Power, Inc.	2,645	96,569
Vivint Solar, Inc. (a) (b)	1,957	23,758

		716,943

Oil & Gas — 1.8%
Abraxas Petroleum Corp. (a)	8,223	26,725
Adams Resources & Energy, Inc.	198	13,308
Alon USA Energy, Inc.	2,370	39,271
American Eagle Energy Corp. (a) (b)	2,161	389
Approach Resources Inc. (a) (b)	3,534	23,289
Bill Barrett Corp. (a) (b)	4,796	39,807
Bonanza Creek Energy, Inc. (a)	3,673	90,576
Callon Petroleum Co. (a)	6,127	45,769

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Carrizo Oil & Gas, Inc. (a)	4,770	$236,830
Clayton Williams Energy, Inc. (a) (b)	538	27,239
Comstock Resources, Inc. (b)	4,419	15,776
Contango Oil & Gas Co. (a)	1,667	36,674
Delek US Holdings, Inc.	5,523	219,539
Diamondback Energy, Inc. (a)	4,110	315,812
Eclipse Resources Corp. (a) (b)	2,732	15,354
Emerald Oil, Inc. (a) (b)	4,414	3,266
Energy XXI Ltd. (b)	8,546	31,107
Evolution Petroleum Corp.	2,124	12,638
EXCO Resources, Inc. (b)	13,408	24,537
FMSA Holdings, Inc. (a) (b)	2,380	17,231
FX Energy, Inc. (a) (b)	5,395	6,744
Gastar Exploration, Inc. (a)	6,353	16,645
Goodrich Petroleum Corp. (a)	3,299	11,711
Halcon Resources Corp. (a) (b)	23,389	36,019
Harvest Natural Resources, Inc. (a) (b)	3,013	1,347
Hercules Offshore, Inc. (a) (b)	12,177	5,105
Isramco, Inc. (a)	83	10,441
Jones Energy, Inc. (a) (b)	1,342	12,051
Magnum Hunter Resources Corp. (a) (b)	17,371	46,381
Matador Resources Co. (a)	6,835	149,823
Midstates Petroleum Co., Inc. (a) (b)	3,005	2,554
Miller Energy Resources, Inc. (a) (b)	2,258	1,411
North Atlantic Drilling Ltd. (b)	5,929	6,878
Northern Oil and Gas, Inc. (a) (b)	5,862	45,196
Panhandle Oil and Gas, Inc.	1,253	24,797
Parker Drilling Co. (a)	11,006	38,411
Parsley Energy, Inc. (a)	4,963	79,309
PDC Energy, Inc. (a)	3,709	200,434
Penn Virginia Corp. (a) (b)	6,329	41,012
PetroQuest Energy, Inc. (a)	5,276	12,135
Profire Energy, Inc. (a)	1,014	1,369
Resolute Energy Corp. (a) (b)	6,290	3,544
Rex Energy Corp. (a) (b)	4,177	15,538
Rosetta Resources, Inc. (a)	6,866	116,859
RSP Permian, Inc. (a)	2,208	55,620
Sanchez Energy Corp. (a) (b)	4,795	62,383
SemGroup Corp. Class A	3,966	322,594
Stone Energy Corp. (a)	5,253	77,114
Swift Energy Co. (a) (b)	3,836	8,286
Synergy Resources Corp. (a)	7,556	89,539
TransAtlantic Petroleum Ltd. (a)	2,450	13,083
Trecora Resources (a)	1,763	21,509
Triangle Petroleum Corp. (a) (b)	6,020	30,281
VAALCO Energy, Inc. (a)	4,312	10,564
Vantage Drilling Co. (a) (b)	16,010	5,243
Vertex Energy, Inc. (a) (b)	902	3,337
W&T Offshore, Inc. (b)	3,565	18,217
Warren Resources, Inc. (a)	7,144	6,358
Western Refining, Inc.	4,600	227,194

		3,072,173

	Number of Shares	Value
Oil & Gas Services — 0.7%
Basic Energy Services, Inc. (a)	2,898	$20,083
C&J Energy Services Ltd. (a)	4,427	49,273
CARBO Ceramics, Inc. (b)	1,856	56,627
Exterran Holdings, Inc.	5,455	183,124
Flotek Industries, Inc. (a)	5,023	74,039
Forum Energy Technologies, Inc. (a)	5,554	108,858
Geospace Technologies Corp. (a)	1,152	19,020
Glori Energy, Inc. (a) (b)	924	1,968
Gulf Island Fabrication, Inc.	1,293	19,214
Helix Energy Solutions Group, Inc. (a)	9,839	147,192
Hornbeck Offshore Services, Inc. (a)	3,396	63,879
Independence Contract Drilling, Inc. (a) (b)	789	5,499
ION Geophysical Corp. (a)	11,951	25,934
Key Energy Services, Inc. (a)	11,891	21,642
Matrix Service Co. (a)	2,484	43,619
Mitcham Industries, Inc. (a)	1,042	4,793
Natural Gas Services Group, Inc. (a)	1,163	22,353
Newpark Resources, Inc. (a)	7,930	72,242
Pioneer Energy Services Corp. (a)	5,715	30,975
SEACOR Holdings, Inc. (a)	1,732	120,668
Tesco Corp.	3,365	38,260
TETRA Technologies, Inc. (a)	7,470	46,165
Thermon Group Holdings, Inc. (a)	2,990	71,969
Willbros Group, Inc. (a)	3,481	11,522

		1,258,918

		5,264,293

Financial — 23.1%
Banks — 7.1%
1st Source Corp.	1,371	44,050
American National Bankshares, Inc.	768	17,341
Ameris Bancorp	2,816	74,314
Ames National Corp.	762	18,936
Arrow Financial Corp.	943	25,602
BancFirst Corp.	649	39,576
Banco Latinoamericano de Comercio Exterior SA	2,762	90,566
Bancorp, Inc. (a)	3,052	27,560
BancorpSouth, Inc.	8,953	207,889
Bank Mutual Corp.	4,303	31,498
Bank of Kentucky Financial Corp.	555	27,223
Bank of Marin Bancorp	517	26,315
Bank of the Ozarks, Inc.	7,898	291,673
Banner Corp.	1,829	83,951
BBCN Bancorp, Inc.	7,428	107,483
Blue Hills Bancorp, Inc. (a)	2,711	35,839
BNC Bancorp	1,824	33,014
Boston Private Financial Holdings, Inc.	7,458	90,615
Bridge Bancorp, Inc.	1,129	29,162
Bridge Capital Holdings (a)	888	23,186

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bryn Mawr Bank Corp.	1,509	$45,889
C1 Financial, Inc. (a)	249	4,669
Camden National Corp.	731	29,123
Capital Bank Financial Corp. Class A (a)	2,149	59,334
Capital City Bank Group, Inc.	901	14,641
Cardinal Financial Corp.	3,035	60,639
Cascade Bancorp (a)	2,728	13,094
Cass Information Systems, Inc.	1,080	60,631
Cathay General Bancorp	7,412	210,871
Centerstate Banks, Inc.	3,397	40,458
Central Pacific Financial Corp.	1,556	35,741
Century Bancorp, Inc. Class A	303	12,029
Chemical Financial Corp.	3,056	95,836
Citizens & Northern Corp.	1,104	22,279
City Holding Co. (b)	1,477	69,463
CNB Financial Corp.	1,320	22,466
CoBiz Financial, Inc.	3,400	41,888
Columbia Banking System, Inc.	5,320	154,120
Community Bank System, Inc.	3,790	134,128
Community Trust Bancorp, Inc.	1,471	48,778
CommunityOne Bancorp (a)	1,082	10,647
ConnectOne Bancorp, Inc.	2,128	41,411
CU Bancorp (a)	936	21,294
Customers Bancorp, Inc. (a)	2,438	59,390
CVB Financial Corp.	9,869	157,312
Eagle Bancorp, Inc. (a)	2,711	104,102
Enterprise Bancorp, Inc.	635	13,494
Enterprise Financial Services Corp.	1,901	39,275
F.N.B. Corp.	16,134	212,001
Fidelity Southern Corp.	1,472	24,847
Financial Institutions, Inc.	1,331	30,520
First BanCorp (a)	9,770	60,574
First Bancorp	1,792	31,468
First Bancorp, Inc.	827	14,431
First Busey Corp. Class A	6,615	44,254
First Business Financial Services, Inc.	369	15,956
First Citizens BancShares, Inc. Class A	893	231,903
First Commonwealth Financial Corp.	8,796	79,164
First Community Bancshares, Inc.	1,441	25,261
First Connecticut Bancorp, Inc.	1,448	22,256
First Financial Bancorp	5,411	96,370
First Financial Bankshares, Inc. (b)	5,971	165,038
First Financial Corp.	1,022	36,680
First Interstate Bancsystem, Inc.	1,649	45,875
First Merchants Corp.	3,391	79,824
First Midwest Bancorp, Inc.	7,018	121,903
First NBC Bank Holding Co. (a)	1,435	47,326
The First of Long Island Corp.	1,121	28,586
FirstMerit Corp.	15,368	292,914
German American Bancorp Inc.	1,282	37,729
Glacier Bancorp, Inc.	6,949	174,767
Great Southern Bancorp, Inc.	1,003	39,508
Great Western Bancorp, Inc.	1,748	38,473

	Number of Shares	Value
Green Bancorp, Inc. (a)	359	$4,014
Guaranty Bancorp	1,364	23,133
Hampton Roads Bankshares, Inc. (a)	2,626	4,963
Hancock Holding Co.	7,667	228,937
Hanmi Financial Corp.	2,989	63,217
Heartland Financial USA, Inc.	1,477	48,195
Heritage Commerce Corp.	1,760	16,069
Heritage Financial Corp.	2,850	48,450
Heritage Oaks Bancorp	2,120	17,617
Home Bancshares, Inc.	5,040	170,806
Horizon Bancorp	828	19,367
Hudson Valley Holding Corp.	1,348	34,455
IBERIABANK Corp.	2,925	184,363
Independent Bank Corp.	2,371	104,016
Independent Bank Corp.	2,228	28,585
Independent Bank Group, Inc.	893	34,747
International Bancshares Corp.	5,086	132,389
Lakeland Bancorp, Inc.	3,611	41,526
Lakeland Financial Corp.	1,550	62,899
LegacyTexas Financial Group, Inc.	3,730	84,783
Macatawa Bank Corp.	2,376	12,712
MainSource Financial Group, Inc.	1,971	38,710
MB Financial, Inc.	6,200	194,122
Mercantile Bank Corp.	1,536	30,029
Merchants Bancshares, Inc.	448	13,068
Metro Bancorp, Inc.	1,267	34,931
MidSouth Bancorp, Inc.	705	10,399
MidWestOne Financial Group, Inc.	592	17,067
National Bankshares, Inc. (b)	646	19,277
National Penn Bancshares, Inc.	11,513	123,995
NBT Bancorp, Inc.	4,103	102,821
NewBridge Bancorp	3,289	29,338
Northrim BanCorp, Inc.	687	16,859
Northwest Bancshares, Inc.	8,711	103,225
OFG Bancorp	4,199	68,528
Old Line Bancshares, Inc.	775	12,245
Old National Bancorp	10,953	155,423
Opus Bank	522	16,119
Pacific Continental Corp.	1,623	21,456
Palmetto Bancshares, Inc.	503	9,557
Park National Corp. (b)	1,200	102,672
Park Sterling Corp.	4,115	29,217
Peapack Gladstone Financial Corp.	1,432	30,931
Penns Woods Bancorp, Inc.	443	21,667
Peoples Bancorp, Inc.	1,229	29,054
Peoples Financial Services Corp.	680	30,512
Pinnacle Financial Partners, Inc.	3,306	146,985
Preferred Bank	1,132	31,096
PrivateBancorp, Inc.	6,650	233,880
Prosperity Bancshares, Inc.	6,481	340,123
Renasant Corp.	2,910	87,445
Republic Bancorp, Inc. Class A	901	22,282
Republic First Bancorp, Inc. (a) (b)	2,761	10,022

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
S&T Bancorp, Inc.	3,041	$86,304
Sandy Spring Bancorp, Inc.	2,357	61,824
Seacoast Banking Corp. of Florida (a)	1,724	24,601
ServisFirst Bancshares, Inc.	144	4,751
Sierra Bancorp	1,132	18,904
Simmons First National Corp. Class A	2,123	96,533
South State Corp.	2,233	152,715
Southside Bancshares, Inc.	2,246	64,438
Southwest Bancorp, Inc.	1,827	32,502
Square 1 Financial, Inc. Class A (a)	641	17,160
State Bank Financial Corp.	3,268	68,628
Stock Yards Bancorp, Inc.	1,404	48,340
Stonegate Bank	877	26,477
Suffolk Bancorp	1,042	24,758
Sun Bancorp, Inc. /NJ (a)	721	13,634
Susquehanna Bancshares, Inc.	17,424	238,883
Talmer Bancorp, Inc.	1,598	24,473
Texas Capital Bancshares, Inc. (a)	4,251	206,811
Tompkins Financial Corp.	1,399	75,336
TowneBank (b)	4,026	64,738
Trico Bancshares	2,174	52,459
Tristate Capital Holdings, Inc. (a)	2,026	21,212
Triumph Bancorp, Inc. (a)	642	8,770
Trustco Bank Corp.	8,926	61,411
Trustmark Corp.	6,274	152,333
UMB Financial Corp.	3,513	185,803
Umpqua Holdings Corp.	15,388	264,366
Union Bankshares Corp.	4,308	95,681
United Bankshares, Inc. (b)	6,411	240,925
United Community Banks, Inc.	4,670	88,170
Univest Corp. of Pennsylvania	1,559	30,853
Valley National Bancorp	20,917	197,456
Walker & Dunlop, Inc. (a)	1,774	31,453
Washington Trust Bancorp, Inc.	1,394	53,237
Webster Financial Corp.	8,374	310,257
WesBanco, Inc.	3,038	98,978
West Bancorporation, Inc.	1,578	31,386
Westamerica Bancorp. (b)	2,466	106,556
Western Alliance Bancorp (a)	6,998	207,421
Wilshire Bancorp, Inc.	6,588	65,682
Wintrust Financial Corp.	4,304	205,215
Yadkin Financial Corp. (a)	1,843	37,413

		12,343,568

Diversified Financial — 2.6%
Altisource Asset Management Corp. (a) (b)	126	23,326
Altisource Portfolio Solutions SA (a) (b)	1,184	15,238
Altisource Residential Corp.	5,320	110,975
Ashford, Inc. (a)	78	9,263
BGC Partners, Inc. Class A	16,200	153,090

	Number of Shares	Value
Blackhawk Network Holdings, Inc. (a) (b)	4,896	$175,130
Calamos Asset Management, Inc. Class A	1,545	20,780
CIFC Corp. (b)	439	3,358
Cohen & Steers, Inc.	1,797	73,587
Consumer Portfolio Services, Inc. (a)	2,211	15,455
Cowen Group, Inc. Class A (a)	10,413	54,148
Credit Acceptance Corp. (a)	599	116,805
Diamond Hill Investment Group, Inc.	272	43,520
Ellie Mae, Inc. (a)	2,610	144,359
Encore Capital Group, Inc. (a) (b)	2,394	99,567
Enova International, Inc. (a)	2,430	47,847
Evercore Partners, Inc. Class A	3,067	158,441
FBR & Co. (a)	819	18,927
Federal Agricultural Mortgage Corp. Class C	1,010	28,472
Fifth Street Asset Management, Inc. (b)	500	5,635
Financial Engines, Inc. (b)	4,783	200,073
First Financial Northwest	1,244	15,363
FXCM, Inc. (b)	3,762	8,013
Gain Capital Holdings, Inc.	2,141	20,918
GAMCO Investors, Inc. Class A	617	48,441
GFI Group, Inc.	899	5,331
Greenhill & Co., Inc.	2,633	104,398
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,499	45,682
Higher One Holdings, Inc. (a)	2,890	6,994
INTL. FCStone, Inc. (a)	1,414	42,038
Investment Technology Group, Inc. (a)	3,348	101,478
Janus Capital Group, Inc.	13,890	238,769
JG Wentworth Co. (a)	1,124	11,678
KCG Holdings, Inc. Class A (a)	4,278	52,448
Ladder Capital Corp. (a)	1,496	27,691
Ladenburg Thalmann Financial Services, Inc. (a) (b)	8,904	34,369
Manning & Napier, Inc.	1,378	17,928
MarketAxess Holdings, Inc.	3,505	290,565
Marlin Business Services Corp.	720	14,422
Medley Management, Inc. Class A (b)	506	5,561
Moelis & Co.	655	19,729
Nelnet, Inc. Class A	1,926	91,138
NewStar Financial, Inc. (a)	2,603	30,533
Nicholas Financial, Inc. (a)	923	12,931
OM Asset Management Plc	2,283	42,555
On Deck Capital, Inc. (a)	1,069	22,759
Oppenheimer Holdings, Inc. Class A	940	22,052
Outerwall, Inc. (b)	1,759	116,305
PennyMac Financial Services, Inc. Class A (a)	1,238	21,009
Piper Jaffray Cos., Inc. (a)	1,513	79,372
PRA Group, Inc. (a)	4,652	252,697

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pzena Investment Management, Inc. Class A	1,003	$9,198
RCS Capital Corp. (b)	773	8,225
Regional Management Corp. (a)	1,002	14,790
Silvercrest Asset Management Group, Inc.	529	7,538
Springleaf Holdings, Inc. (a) (b)	2,281	118,087
Stifel Financial Corp. (a)	6,072	338,514
Stonegate Mortgage Corp. (a) (b)	1,355	14,661
Virtus Investment Partners, Inc.	658	86,047
WageWorks, Inc. (a)	3,265	174,122
Westwood Holdings Group, Inc.	689	41,547
WisdomTree Investments, Inc.	10,001	214,622
World Acceptance Corp. (a) (b)	735	53,596

		4,402,110

Insurance — 2.8%
Ambac Financial Group, Inc. (a)	4,190	101,398
American Equity Investment Life Holding Co.	6,904	201,114
AMERISAFE, Inc.	1,749	80,891
AmTrust Financial Services, Inc. (b)	2,790	158,988
Argo Group International Holdings Ltd.	2,667	133,750
Atlas Financial Holdings, Inc. (a)	1,075	18,995
Baldwin & Lyons, Inc. Class B	839	19,683
Citizens, Inc. (a) (b)	4,007	24,683
CNO Financial Group, Inc.	19,073	328,437
Crawford & Co. Class B	2,507	21,660
Donegal Group, Inc. Class A	696	10,941
eHealth, Inc. (a)	1,651	15,486
EMC Insurance Group, Inc.	426	14,399
Employers Holdings, Inc.	2,920	78,811
Enstar Group Ltd. (a)	791	112,211
Essent Group Ltd. (a)	4,125	98,629
FBL Financial Group, Inc. Class A	916	56,801
Federated National Holding Co.	1,320	40,392
Fidelity & Guaranty Life	1,007	21,348
First American Financial Corp.	9,909	353,553
Global Indemnity PLC (a)	759	21,062
Greenlight Capital Re Ltd. Class A (a)	2,625	83,475
Hallmark Financial Services, Inc. (a)	1,226	12,996
HCI Group, Inc.	868	39,815
Heritage Insurance Holdings, Inc. (a)	632	13,910
Horace Mann Educators Corp.	3,777	129,173
Independence Holding Co.	713	9,690
Infinity Property & Casualty Corp.	1,074	88,122
Kansas City Life Insurance Co.	326	14,973
Kemper Corp.	4,036	157,243
Maiden Holdings Ltd.	4,658	69,078
Meadowbrook Insurance Group, Inc.	4,534	38,539
MGIC Investment Corp. (a)	31,384	302,228
Montpelier Re Holdings Ltd.	3,375	129,735
National General Holdings Corp.	3,331	62,290

	Number of Shares	Value
National Interstate Corp.	698	$19,600
National Western Life Insurance Co. Class A	213	54,166
The Navigators Group, Inc. (a)	973	75,738
NMI Holdings, Inc. (a)	4,623	34,626
OneBeacon Insurance Group Ltd. Class A	2,232	33,949
The Phoenix Cos., Inc. (a)	560	27,994
Primerica, Inc.	5,078	258,470
Radian Group, Inc. (b)	17,725	297,603
RLI Corp.	3,983	208,749
Safety Insurance Group, Inc.	1,210	72,298
Selective Insurance Group, Inc.	5,214	151,467
State Auto Financial Corp. Class A	1,377	33,447
State National Cos., Inc. (b)	2,359	23,472
Stewart Information Services Corp.	1,998	81,199
Symetra Financial Corp.	7,006	164,361
Third Point Reinsurance Ltd. (a)	5,262	74,457
Trupanion, Inc. (a) (b)	639	5,112
United Fire Group, Inc.	1,967	62,492
United Insurance Holdings Corp.	1,515	34,088
Universal Insurance Holdings, Inc.	2,898	74,160

		4,851,947

Investment Companies — 0.1%
Arlington Asset Investment Corp. (b)	2,127	51,176
Caesars Acquisition Co. Class A (a) (b)	4,210	28,628
Home Loan Servicing Solutions Ltd. (b)	6,612	109,362

		189,166

Real Estate — 0.8%
Alexander & Baldwin, Inc.	4,537	195,908
AV Homes, Inc. (a)	1,074	17,141
Consolidated-Tomoka Land Co.	385	22,969
Forestar Real Esate Group, Inc. (a)	3,271	51,584
FRP Holdings, Inc. (a)	599	21,804
Geo Group, Inc. The (United States)	6,742	294,895
HFF, Inc.	3,051	114,534
Hilltop Holdings Inc. (a)	6,974	135,575
Kennedy-Wilson Holdings, Inc.	6,689	174,850
Marcus & Millichap, Inc. (a)	701	26,273
RE/MAX Holdings, Inc. Class A	966	32,081
Terreno Realty Corp.	3,992	91,018
The St. Joe Co. (a) (b)	5,891	109,337

		1,287,969

Real Estate Investment Trusts (REITS) — 8.3%
Acadia Realty Trust	6,304	219,883
AG Mortgage Investment Trust, Inc.	2,569	48,400
Agree Realty Corp.	1,660	54,730
Alexander’s, Inc.	197	89,946
American Assets Trust, Inc.	3,329	144,079

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Capital Mortgage Investment Corp.	4,741	$85,148
American Residential Properties, Inc. (a)	2,926	52,639
Anworth Mortgage Asset Corp.	10,670	54,310
Apollo Commercial Real Estate Finance, Inc.	5,427	93,236
Apollo Residential Mortgage, Inc.	3,062	48,839
Ares Commercial Real Estate Corp.	2,587	28,586
Armada Hoffler Properties, Inc.	2,310	24,625
ARMOUR Residential REIT, Inc.	33,151	105,089
Ashford Hospitality Prime, Inc.	2,400	40,248
Ashford Hospitality Trust	7,411	71,294
Associated Estates Realty Corp.	5,348	131,989
Aviv REIT, Inc.	1,833	66,904
Campus Crest Communities, Inc.	6,231	44,614
Capstead Mortgage Corp. (b)	8,813	103,729
CareTrust REIT, Inc.	2,573	34,890
Catchmark Timber Trust, Inc. Class A	1,744	20,440
Cedar Realty Trust, Inc.	7,994	59,875
Chambers Street Properties	22,104	174,180
Chatham Lodging Trust	3,553	104,494
Chesapeake Lodging Trust	5,102	172,601
Colony Financial, Inc.	9,960	258,163
CorEnergy Infrastructure Trust, Inc.	4,190	29,037
Coresite Realty Corp.	1,958	95,315
Cousins Properties, Inc.	20,497	217,268
CubeSmart	15,026	362,878
CYS Investments, Inc.	15,009	133,730
DCT Industrial Trust, Inc.	7,624	264,248
DiamondRock Hospitality Co.	18,189	257,011
DuPont Fabros Technology, Inc.	5,927	193,694
Dynex Capital, Inc.	5,118	43,349
Easterly Government Properties, Inc. (a)	1,282	20,576
Eastgroup Properties	2,912	175,128
Education Realty Trust, Inc.	4,325	153,018
Empire State Realty Trust, Inc. Class A	8,470	159,321
EPR Properties	5,305	318,459
Equity One, Inc.	6,126	163,503
Excel Trust, Inc.	5,665	79,423
FelCor Lodging Trust, Inc.	11,553	132,744
First Industrial Realty Trust, Inc.	10,241	219,465
First Potomac Realty Trust	5,558	66,085
Franklin Street Properties Corp.	8,425	108,008
Getty Realty Corp.	2,437	44,353
Gladstone Commercial Corp.	1,852	34,466
Government Properties Income Trust	6,341	144,892
Gramercy Property Trust, Inc.	4,341	121,845
Great Ajax Corp. (a)	397	5,768
Hatteras Financial Corp.	8,874	161,152
Healthcare Realty Trust, Inc.	8,921	247,825
Hersha Hospitality Trust	18,695	120,957
Highwoods Properties, Inc.	8,336	381,622
Hudson Pacific Properties, Inc.	6,048	200,733

	Number of Shares	Value
InfraREIT, Inc. (a)	2,137	$61,097
Inland Real Estate Corp.	8,217	87,840
Invesco Mortgage Capital, Inc.	11,374	176,638
Investors Real Estate Trust	10,513	78,847
iStar Financial, Inc. (a)	7,927	103,051
Kite Realty Group Trust	3,048	85,862
LaSalle Hotel Properties	10,379	403,328
Lexington Realty Trust (b)	19,175	188,490
LTC Properties, Inc.	3,245	149,270
Mack-Cali Realty Corp.	8,249	159,041
Medical Properties Trust, Inc.	19,319	284,762
Monmouth Real Estate Investment Corp. Class A	5,274	58,594
National Health Investors, Inc.	3,476	246,831
New Residential Investment Corp.	13,096	196,833
New York Mortgage Trust, Inc. (b)	9,738	75,567
New York REIT, Inc.	15,085	158,091
One Liberty Properties, Inc.	1,197	29,231
Owens Realty Mortgage, Inc.	919	13,767
Parkway Properties, Inc.	7,341	127,366
Pebblebrook Hotel Trust	6,643	309,364
Pennsylvania Real Estate Investment Trust	6,402	148,718
PennyMac Mortgage Investment Trust	6,851	145,858
Physicians Realty Trust	6,511	114,659
PS Business Parks, Inc.	1,809	150,219
QTS Realty Trust, Inc.	1,336	48,644
RAIT Financial Trust (b)	7,846	53,824
Ramco-Gershenson Properties Trust	7,169	133,343
Redwood Trust, Inc.	7,719	137,939
Resource Capital Corp.	12,210	55,433
Retail Opportunity Investments Corp.	8,347	152,750
Rexford Industrial Realty, Inc.	5,307	83,904
RLJ Lodging Trust	12,163	380,824
Rouse Properties, Inc. (b)	3,473	65,848
Ryman Hospitality Properties, Inc.	4,034	245,711
Sabra Health Care REIT, Inc.	5,489	181,960
Saul Centers, Inc.	909	51,995
Select, Inc. REIT	3,423	85,541
Silver Bay Realty Trust Corp.	3,636	58,758
Sovran Self Storage, Inc.	3,304	310,378
STAG Industrial, Inc.	5,283	124,256
Starwood Waypoint Residential Trust (b)	3,635	93,965
STORE Capital Corp.	2,950	68,882
Strategic Hotels & Resorts, Inc. (a)	24,835	308,699
Summit Hotel Properties, Inc.	7,965	112,068
Sun Communities, Inc.	4,456	297,304
Sunstone Hotel Investors, Inc.	19,072	317,930
Trade Street Residential, Inc. (b)	1,590	11,384
UMH Properties, Inc.	1,781	17,935
Universal Health Realty Income Trust	1,142	64,237
Urstadt Biddle Properties, Inc. Class A	2,557	58,964

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Walter Investment Management Corp. (a) (b)	3,531	$57,026
Washington Real Estate Investment Trust	6,200	171,306
Western Asset Mortgage Capital Corp. (b)	3,947	59,521
Whitestone REIT	2,010	31,919

		14,384,376

Savings & Loans — 1.4%
Anchor BanCorp Wisconsin, Inc. (a)	583	20,248
Astoria Financial Corp.	8,027	103,950
Banc of California, Inc. (b)	3,183	39,183
BankFinancial Corp.	1,698	22,312
BBX Capital Corp. (a) (b)	742	13,801
Beneficial Bancorp, Inc. (a)	2,884	32,560
Berkshire Hills Bancorp, Inc.	2,350	65,095
BofI Holding, Inc. (a)	1,400	130,256
Brookline Bancorp, Inc.	6,655	66,883
Capitol Federal Financial, Inc.	13,143	164,287
Charter Financial Corp.	1,479	17,008
Clifton Bancorp, Inc.	2,415	34,076
Dime Community Bancshares, Inc.	3,092	49,781
EverBank Financial Corp.	8,465	152,624
First Defiance Financial Corp.	936	30,719
Flagstar Bancorp, Inc. (a)	1,861	27,003
Flushing Financial Corp.	2,879	57,782
Fox Chase Bancorp, Inc.	1,021	17,183
HomeStreet, Inc. (a)	2,150	39,388
HomeTrust Bancshares, Inc. (a)	1,901	30,359
Investors Bancorp, Inc.	33,092	387,838
Kearny Financial Corp. (a)	1,309	17,776
Meridian Bancorp, Inc. (a)	1,841	24,246
Meta Financial Group, Inc.	556	22,090
Northfield Bancorp, Inc.	4,727	70,054
OceanFirst Financial Corp.	1,230	21,242
Oritani Financial Corp.	4,302	62,594
Pacific Premier Bancorp, Inc. (a)	1,927	31,198
Provident Financial Services, Inc.	5,577	104,011
Sterling Bancorp/DE	8,439	113,167
Territorial Bancorp, Inc.	807	19,174
United Community Financial Corp.	4,522	24,690
United Financial Bancorp, Inc.	4,713	58,583
Washington Federal, Inc.	9,397	204,902
Waterstone Financial, Inc.	3,233	41,512
WSFS Financial Corp.	835	63,151

		2,380,726

		39,839,862

Industrial — 12.9%
Aerospace & Defense — 1.4%
AAR Corp.	3,679	112,945
Aerovironment, Inc. (a)	1,790	47,453
Astronics Corp. (a)	1,753	129,196

	Number of Shares	Value
Cubic Corp.	1,915	$99,140
Curtiss-Wright Corp.	4,471	330,586
Ducommun, Inc. (a)	1,050	27,195
Erickson Air-Crane, Inc. (a) (b)	465	2,009
Esterline Technologies Corp. (a)	2,956	338,226
GenCorp, Inc. (a) (b)	5,543	128,542
HEICO Corp.	6,183	377,596
Kaman Corp.	2,522	107,008
Kratos Defense & Security Solutions, Inc. (a)	3,956	21,877
LMI Aerospace, Inc. (a)	930	11,355
M/A-COM Technology Solutions Holdings, Inc. (a)	1,238	46,128
Moog, Inc. Class A (a)	3,843	288,417
SIFCO Industries, Inc.	194	4,227
Teledyne Technologies, Inc. (a)	3,280	350,074

		2,421,974

Building Materials — 1.1%
AAON, Inc.	3,920	96,158
Apogee Enterprises, Inc.	2,704	116,813
Aspen Aerogels, Inc. (a)	630	4,586
Boise Cascade Co. (a)	3,662	137,178
Builders FirstSource, Inc. (a)	4,498	30,002
Comfort Systems USA, Inc.	3,545	74,587
Continental Building Products, Inc. (a)	1,086	24,533
Drew Industries, Inc.	2,190	134,773
Gibraltar Industries, Inc. (a)	2,992	49,099
Louisiana-Pacific Corp. (a)	13,121	216,628
LSI Industries, Inc.	1,937	15,786
Masonite International Corp. (a)	2,727	183,418
NCI Building Systems, Inc. (a)	2,537	43,839
Nortek, Inc. (a)	851	75,101
Patrick Industries, Inc. (a)	780	48,571
PGT, Inc. (a)	4,398	49,148
Ply Gem Holdings, Inc. (a)	1,872	24,336
Quanex Building Products Corp.	3,333	65,793
Simpson Manufacturing Co., Inc.	3,807	142,267
Stock Building Supply Holdings, Inc. (a)	1,317	23,785
Trex Co., Inc. (a)	3,121	170,188
Universal Forest Products, Inc.	1,866	103,526
US Concrete, Inc. (a)	1,355	45,907

		1,876,022

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc. (a)	3,816	97,919
Belden, Inc.	4,047	378,637
Capstone Turbine Corp. (a) (b)	25,419	16,523
Encore Wire Corp.	1,941	73,525
EnerSys	4,104	263,641
Generac Holdings, Inc. (a) (b)	6,400	311,616
General Cable Corp.	4,553	78,448
GrafTech International Ltd. (a)	11,217	43,634

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Graham Corp.	995	$23,850
Greatbatch, Inc. (a)	2,301	133,113
Insteel Industries, Inc.	1,771	38,307
Littelfuse, Inc.	2,093	208,023
Powell Industries, Inc.	904	30,528
PowerSecure International Inc. (a)	1,989	26,175
Revolution Lighting Technologies, Inc. (a) (b)	2,593	2,878
TCP International Holdings Ltd. (a) (b)	547	1,007
Universal Display Corp. (a) (b)	3,771	176,294
Vicor Corp. (a)	1,549	23,545

		1,927,663

Electronics — 2.0%
American Science & Engineering, Inc.	692	33,811
Analogic Corp.	1,154	104,899
Applied Optoelectronics, Inc. (a) (b)	1,382	19,182
Badger Meter, Inc.	1,350	80,919
Bel Fuse, Inc. Class B	900	17,127
Benchmark Electronics, Inc. (a)	4,998	120,102
Brady Corp. Class A	4,468	126,400
Checkpoint Systems, Inc.	3,798	41,094
Coherent, Inc. (a)	2,318	150,577
Control4 Corp. (a)	975	11,680
CTS Corp.	3,231	58,126
CUI Global, Inc. (a)	1,740	10,196
Daktronics, Inc.	3,575	38,646
Electro Scientific Industries, Inc.	2,315	14,307
Fabrinet (a)	3,330	63,237
Faro Technologies, Inc. (a)	1,606	99,781
FEI Co.	3,929	299,940
Fluidigm Corp. (a)	2,611	109,923
II-VI, Inc. (a)	4,888	90,232
Imprivata, Inc. (a)	600	8,400
InvenSense, Inc. (a) (b)	6,617	100,645
Itron, Inc. (a)	3,662	133,700
Kemet Corp. (a)	4,161	17,226
Kimball Electronics, Inc. (a)	2,324	32,861
Mesa Laboratories, Inc.	259	18,700
Methode Electronics, Inc.	3,521	165,628
Multi-Fineline Electronix, Inc. (a)	838	15,310
Newport Corp. (a)	3,713	70,770
NVE Corp.	448	30,876
OSI Systems, Inc. (a)	1,845	137,010
Park Electrochemical Corp.	1,991	42,926
Plexus Corp. (a)	3,148	128,344
Rofin-Sinar Technologies, Inc. (a)	2,622	63,531
Rogers Corp. (a)	1,685	138,524
Sanmina Corp. (a)	7,653	185,126
Sparton Corp. (a)	993	24,328
Stoneridge, Inc. (a)	2,577	29,094
Taser International, Inc. (a) (b)	5,009	120,767
TTM Technologies, Inc. (a)	5,109	46,032

	Number of Shares	Value
Turtle Beach Corp. (a) (b)	536	$997
Viasystems Group, Inc. (a)	512	8,955
Vishay Precision Group, Inc. (a)	1,170	18,638
Watts Water Technologies, Inc. Class A	2,650	145,829
Woodward, Inc.	6,156	314,018

		3,488,414

Engineering & Construction — 0.6%
Aegion Corp. (a)	3,547	64,023
Argan, Inc.	1,186	42,898
Dycom Industries, Inc. (a)	3,155	154,090
EMCOR Group, Inc.	5,853	271,989
Granite Construction, Inc.	3,633	127,664
Layne Christensen Co. (a) (b)	1,852	9,279
McDermott International, Inc. (a) (b)	22,131	84,983
Mistras Group, Inc. (a)	1,508	29,044
MYR Group, Inc. (a)	2,003	62,774
Orion Marine Group, Inc. (a)	2,705	23,966
Sterling Construction Co., Inc. (a)	1,704	7,702
Tutor Perini Corp. (a)	3,475	81,141
VSE Corp.	371	30,377

		989,930

Environmental Controls — 0.5%
Calgon Carbon Corp.	4,946	104,212
Casella Waste Systems, Inc. Class A (a)	3,899	21,445
Ceco Environmental Corp.	1,956	20,753
Darling International, Inc. (a)	15,300	214,353
Energy Recovery, Inc. (a) (b)	3,280	8,495
Heritage-Crystal Clean, Inc. (a)	944	11,045
MSA Safety, Inc.	2,751	137,220
Nuverra Environmental Solutions, Inc. (a) (b)	1,213	4,318
Quest Resource Holding Corp. (a) (b)	974	1,227
Rentech, Inc. (a)	19,639	21,996
Tetra Technologies, Inc.	5,787	139,004
US Ecology, Inc.	2,004	100,140

		784,208

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	4,445	169,532

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	1,759	75,426
Hyster-Yale Materials Handling, Inc.	958	70,212

		145,638

Machinery – Diversified — 1.0%
Alamo Group, Inc.	603	38,067
Albany International Corp. Class A	2,614	103,906
Altra Industrial Motion Corp.	2,523	69,736
Applied Industrial Technologies, Inc.	3,874	175,647
Briggs & Stratton Corp.	4,360	89,554
Chart Industries, Inc. (a)	2,842	99,683

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cognex Corp. (a)	8,071	$400,241
Columbus McKinnon Corp.	1,885	50,782
DXP Enterprises, Inc. (a)	1,229	54,187
The ExOne Co. (a) (b)	929	12,681
Global Power Equipment Group, Inc.	1,528	20,170
Gorman-Rupp Co.	1,717	51,424
Hurco Cos., Inc.	581	19,132
Intevac, Inc. (a)	2,493	15,307
iRobot Corp. (a) (b)	2,742	89,471
Kadant, Inc.	1,018	53,557
Lindsay Corp. (b)	1,135	86,544
Manitex International, Inc. (a) (b)	1,201	11,686
NACCO Industries, Inc. Class A	447	23,687
Power Solutions International, Inc. (a) (b)	407	26,166
Proto Labs, Inc. (a)	2,105	147,350
Tennant Co.	1,719	112,371
Twin Disc, Inc.	789	13,942

		1,765,291

Manufacturing — 1.7%
Actuant Corp. Class A	5,745	136,386
American Railcar Industries, Inc. (b)	901	44,807
ARC Group Worldwide, Inc. (a) (b)	235	1,255
AZZ, Inc.	2,393	111,490
Barnes Group, Inc.	5,036	203,908
Blount International, Inc. (a)	4,635	59,699
The Brink’s Co.	4,508	124,556
Chase Corp.	609	26,632
CLARCOR, Inc.	4,662	307,972
EnPro Industries, Inc.	2,107	138,957
ESCO Technologies, Inc.	2,462	95,969
Federal Signal Corp.	5,866	92,624
FreightCar America, Inc.	1,086	34,133
GP Strategies Corp. (a)	1,233	45,621
Griffon Corp.	3,724	64,909
Handy & Harman Ltd. (a)	343	14,084
Harsco Corp.	7,532	130,002
John Bean Technologies Corp.	2,722	97,230
Koppers Holdings, Inc.	1,961	38,592
LSB Industries, Inc. (a)	1,796	74,229
Lydall, Inc. (a)	1,628	51,640
Matthews International Corp. Class A	2,765	142,425
Myers Industries, Inc.	2,375	41,634
NL Industries, Inc. (a)	520	4,030
Park-Ohio Holdings Corp.	849	44,717
Polypore International, Inc. (a)	4,189	246,732
Raven Industries, Inc.	3,402	69,605
Smith & Wesson Holding Corp. (a) (b)	5,110	65,050
Standex International Corp.	1,186	97,406
Sturm, Ruger & Co., Inc. (b)	1,804	89,532
Tredegar Corp.	2,386	47,982
Trimas Corp. (a)	4,208	129,564
Trinseo SA (a)	1,152	22,810

		2,896,182

	Number of Shares	Value
Metal Fabricate & Hardware — 0.8%
A.M. Castle & Co. (a) (b)	1,591	$5,807
Advanced Drainage Systems, Inc.	1,449	43,383
Ampco-Pittsburgh Corp.	737	12,868
Circor International, Inc.	1,646	90,036
Commercial Metals Co.	10,993	177,977
Dynamic Materials Corp.	1,271	16,231
Global Brass & Copper Holdings, Inc.	2,055	31,750
Haynes International, Inc.	1,170	52,194
L.B. Foster Co. Class A	939	44,584
Mueller Industries, Inc.	5,258	189,971
Mueller Water Products, Inc. Class A	14,794	145,721
NN, Inc.	1,672	41,934
Northwest Pipe Co. (a)	948	21,757
Omega Flex, Inc.	262	6,589
RBC Bearings, Inc.	2,155	164,944
Rexnord Corp. (a)	6,976	186,189
Sun Hydraulics Corp.	2,073	85,739
Worthington Industries, Inc.	4,792	127,515

		1,445,189

Packaging & Containers — 0.4%
AEP Industries, Inc. (a)	378	20,805
Berry Plastics Group, Inc. (a)	8,328	301,390
Graphic Packaging Holding Co.	30,339	441,129
UFP Technologies, Inc. (a)	643	14,648

		777,972

Transportation — 1.8%
Air Transport Services Group, Inc. (a)	4,902	45,196
ArcBest Corp.	2,419	91,656
Ardmore Shipping Corp. (b)	1,641	16,525
Atlas Air Worldwide Holdings, Inc. (a)	2,339	100,624
Baltic Trading Ltd. (b)	4,112	6,127
Bristow Group, Inc.	3,318	180,665
CAI International, Inc. (a)	1,572	38,624
Celadon Group, Inc.	1,944	52,916
CHC Group Ltd. (a) (b)	2,812	3,740
DHT Holdings, Inc.	8,680	60,586
Dorian LPG Ltd. (a)	630	8,209
Echo Global Logistics, Inc. (a)	2,218	60,463
Era Group, Inc. (a)	1,963	40,909
Forward Air Corp.	2,891	156,981
Frontline Ltd. (a) (b)	5,710	12,790
GasLog Ltd. (b)	3,930	76,321
GulfMark Offshore, Inc. Class A (b)	2,448	31,922
Heartland Express, Inc.	5,034	119,608
Hub Group, Inc. Class A (a)	3,410	133,979
International Shipholding Corp.	544	6,588
Knight Transportation, Inc.	5,542	178,729
Knightsbridge Shipping Ltd. (b)	6,452	32,260
Marten Transport Ltd.	2,261	52,455
Matson, Inc.	3,998	168,556
Navios Maritime Acq Corp.	8,117	28,734

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Navios Maritime Holdings, Inc.	7,583	$31,697
Nordic American Offshore Ltd. (a) (b)	1,558	14,271
Nordic American Tanker Shipping Ltd. (b)	8,308	98,948
PAM Transportation Services, Inc. (a)	282	16,150
Patriot Transportation Holding, Inc. (a)	199	4,969
PHI, Inc. (a)	1,218	36,637
Quality Distribution, Inc. (a)	2,532	26,156
Roadrunner Transportation Systems, Inc. (a)	2,604	65,803
Safe Bulkers, Inc.	3,700	13,283
Saia, Inc. (a)	2,293	101,580
Scorpio Bulkers, Inc. (a) (b)	11,689	27,703
Scorpio Tankers, Inc.	15,229	143,457
Ship Finance International Ltd. (b)	5,518	81,666
Swift Transportation Co. (a)	7,890	205,298
Teekay Tankers Ltd. Class A (b)	7,242	41,569
Ultrapetrol Bahamas Ltd. (a)	1,663	2,411
Universal Truckload Services, Inc.	628	15,813
USA Truck, Inc. (a)	549	15,202
UTI Worldwide, Inc. (a)	8,501	104,562
Werner Enterprises, Inc.	4,121	129,441
XPO Logistics, Inc. (a) (b)	4,878	221,803
YRC Worldwide, Inc. (a)	2,959	53,144

		3,156,726

Trucking & Leasing — 0.3%
Aircastle Ltd.	6,002	134,805
General Finance Corp. (a) (b)	1,064	8,586
TAL International Group, Inc.	3,148	128,218
Textainer Group Holdings Ltd.	2,021	60,610
The Greenbrier Cos., Inc. (b)	2,566	148,828

		481,047

		22,325,788

Technology — 10.1%
Computers — 2.0%
A10 Networks, Inc. (a) (b)	1,354	5,863
Agilysys, Inc. (a)	1,231	12,113
CACI International, Inc. Class A (a)	2,176	195,666
Carbonite, Inc. (a)	1,611	23,037
Ciber, Inc. (a)	7,591	31,275
Computer Task Group, Inc.	1,346	9,839
Cray, Inc. (a)	3,791	106,451
Datalink Corp. (a)	1,767	21,275
Digimarc Corp.	684	15,014
Dot Hill Systems Corp. (a)	5,859	31,053
Electronics for Imaging, Inc. (a)	4,333	180,903
Engility Holdings, Inc.	1,656	49,746
FleetMatics Group PLC (a) (b)	3,472	155,719
Furmanite Corp. (a)	3,483	27,481

	Number of Shares	Value
iGATE Corp. (a)	3,418	$145,812
Immersion Corp. (a)	2,812	25,814
j2 Global, Inc.	4,411	289,715
The KEYW Holding Corp. (a) (b)	2,988	24,591
LivePerson, Inc. (a)	5,133	52,536
LogMeIn, Inc. (a)	2,255	126,257
Luxoft Holding, Inc. (a)	737	38,132
Manhattan Associates, Inc. (a)	7,046	356,598
Maxwell Technologies, Inc. (a) (b)	2,680	21,601
Mentor Graphics Corp.	8,994	216,126
Mercury Computer Systems, Inc. (a)	3,106	48,298
MTS Systems Corp.	1,407	106,440
Netscout Systems, Inc. (a)	3,383	148,345
Nimble Storage, Inc. (a) (b)	832	18,562
Quantum Corp. (a)	19,045	30,472
RealD, Inc. (a) (b)	3,757	48,052
Silicon Graphics International Corp. (a) (b)	3,119	27,104
Silver Spring Networks, Inc. (a) (b)	3,210	28,697
Super Micro Computer, Inc. (a)	3,211	106,637
Sykes Enterprises, Inc. (a)	3,667	91,125
Synaptics, Inc. (a)	3,348	272,209
Syntel, Inc. (a)	2,878	148,879
Unisys Corp. (a)	4,757	110,410
Varonis Systems, Inc. (a) (b)	466	11,958
Violin Memory, Inc. (a) (b)	7,312	27,566
Virtusa Corp. (a)	2,420	100,140

		3,487,511

Office Equipment/Supplies — 0.0%
Arc Document Solutions, Inc. (a)	3,716	34,299
Eastman Kodak Co. (a) (b)	1,589	30,175

		64,474

Semiconductors — 3.1%
Alpha & Omega Semiconductor Ltd. (a)	1,985	17,686
Ambarella, Inc. (a) (b)	2,677	202,676
Amkor Technology, Inc. (a)	7,961	70,335
Applied Micro Circuits Corp. (a)	7,118	36,302
Axcelis Technologies, Inc. (a)	9,841	23,422
Brooks Automation, Inc.	6,219	72,327
Cabot Microelectronics Corp. (a)	2,238	111,833
Cascade Microtech, Inc. (a)	1,284	17,437
Cavium, Inc. (a)	4,909	347,655
Ceva, Inc. (a)	2,018	43,024
Cirrus Logic, Inc. (a)	5,767	191,810
Cohu, Inc.	2,311	25,282
Cypress Semiconductor Corp.	28,438	401,260
Diodes, Inc. (a)	3,374	96,361
DSP Group, Inc. (a)	1,992	23,864
Emulex Corp. (a)	6,430	51,247
Entegris, Inc. (a)	12,906	176,683
Entropic Communications, Inc. (a)	8,077	23,908

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exar Corp. (a)	3,805	$38,240
Fairchild Semiconductor International, Inc. (a)	10,881	197,817
Formfactor, Inc. (a)	5,185	45,991
GSI Group, Inc. (a)	2,906	38,708
Inphi Corp. (a)	2,964	52,848
Integrated Device Technology, Inc. (a)	12,410	248,448
Integrated Silicon Solution, Inc.	2,738	48,983
Intersil Corp. Class A	11,968	171,382
IXYS Corp.	2,394	29,494
Kopin Corp. (a)	6,001	21,124
Lattice Semiconductor Corp. (a)	10,938	69,347
MaxLinear, Inc. Class A (a)	2,555	20,772
Micrel, Inc.	4,215	63,562
Microsemi Corp. (a)	8,809	311,839
MKS Instruments, Inc.	4,956	167,562
Monolithic Power Systems, Inc.	3,575	188,224
Nanometrics, Inc. (a)	2,286	38,450
OmniVision Technologies, Inc. (a)	5,200	137,124
Pericom Semiconductor Corp.	1,988	30,754
Photronics, Inc. (a)	6,231	52,963
PMC-Sierra, Inc. (a)	15,988	148,369
Power Integrations, Inc.	2,824	147,074
QLogic Corp. (a)	8,105	119,468
QuickLogic Corp. (a) (b)	4,616	8,909
Rambus, Inc. (a)	10,561	132,805
Rubicon Technology, Inc. (a) (b)	2,399	9,452
Rudolph Technologies, Inc. (a)	3,015	33,225
Semtech Corp. (a)	6,246	166,425
Silicon Laboratories, Inc. (a)	4,033	204,755
Tessera Technologies, Inc.	4,964	199,950
Ultra Clean Holdings, Inc. (a)	2,958	21,150
Ultratech, Inc. (a)	2,631	45,622
Veeco Instruments, Inc. (a)	3,722	113,707
Vitesse Semiconductor Corp. (a)	5,340	28,355
Xcerra Corp. (a)	5,021	44,637

		5,330,647

Software — 5.0%
2U, Inc. (a)	960	24,557
ACI Worldwide, Inc. (a)	10,566	228,860
Actua Corp. (a)	3,867	59,900
Acxiom Corp. (a)	7,175	132,666
Advent Software, Inc.	4,781	210,890
Amber Road, Inc. (a)	745	6,891
American Software, Inc. Class A	2,241	22,903
Aspen Technology, Inc. (a)	8,559	329,436
Audience, Inc. (a) (b)	1,425	6,469
AVG Technologies NV (a)	3,235	70,038
Benefitfocus, Inc. (a) (b)	436	16,040
Blackbaud, Inc.	4,282	202,881
Bottomline Technologies, Inc. (a)	3,662	100,229
BroadSoft, Inc. (a)	2,656	88,870

	Number of Shares	Value
Callidus Software, Inc. (a)	4,548	$57,669
Castlight Health, Inc. (a) (b)	1,094	8,489
CommVault Systems, Inc. (a)	4,385	191,624
Computer Programs & Systems, Inc. (b)	1,058	57,407
Cornerstone OnDemand, Inc. (a)	4,947	142,919
CSG Systems International, Inc.	3,168	96,276
Cvent, Inc. (a) (b)	1,725	48,369
Demandware, Inc. (a)	2,794	170,155
Digi International, Inc. (a)	2,138	21,337
Ebix, Inc. (b)	2,614	79,413
Envestnet, Inc. (a)	3,166	177,549
EPAM Systems, Inc. (a)	3,309	202,809
EPIQ Systems, Inc.	2,967	53,198
Everyday Health, Inc. (a)	663	8,526
Fair Isaac Corp.	2,987	265,007
Five9, Inc. (a)	934	5,193
Globant SA (a)	703	14,805
Glu Mobile, Inc. (a) (b)	8,608	43,126
Guidance Software, Inc. (a)	1,583	8,564
Guidewire Software, Inc. (a)	6,317	332,337
Hortonworks, Inc. (a)	668	15,925
HubSpot, Inc. (a) (b)	528	21,067
Imperva, Inc. (a)	2,389	102,010
inContact, Inc. (a) (b)	5,694	62,065
Infoblox, Inc. (a)	5,265	125,676
InnerWorkings, Inc. (a)	3,100	20,832
Interactive Intelligence Group, Inc. (a) (b)	1,563	64,364
Jive Software, Inc. (a)	3,709	19,027
Kofax Ltd. (a)	6,997	76,617
ManTech International Corp. Class A	2,219	75,313
MedAssets, Inc. (a)	5,673	106,766
Medidata Solutions, Inc. (a)	5,024	246,377
MicroStrategy, Inc. Class A (a)	843	142,627
MobileIron, Inc. (a)	1,159	10,732
Model N, Inc. (a)	1,770	21,169
Monotype Imaging Holdings, Inc.	3,665	119,626
New Relic, Inc. (a)	534	18,530
Omnicell, Inc. (a)	3,403	119,445
Park City Group, Inc. (a) (b)	893	12,306
Paycom Software, Inc. (a)	573	18,370
PDF Solutions, Inc. (a)	2,904	52,040
Pegasystems, Inc.	3,294	71,644
Progress Software Corp. (a)	4,765	129,465
Proofpoint, Inc. (a)	3,624	214,613
PROS Holdings, Inc. (a)	2,230	55,103
QAD, Inc.	656	15,875
QLIK Technologies, Inc. (a)	8,327	259,220
Quality Systems, Inc.	4,621	73,844
Qualys, Inc. (a)	1,873	87,057
Rally Software Development Corp. (a)	2,358	36,997
RealPage, Inc. (a)	4,817	97,014
Rocket Fuel, Inc. (a) (b)	1,579	14,527

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rosetta Stone, Inc. (a)	1,975	$15,030
Sapiens International Corp. NV (a)	2,309	18,934
Science Applications International Corp.	3,687	189,327
SciQuest, Inc. (a)	2,595	43,933
Seachange International, Inc. (a)	2,929	22,993
SS&C Technologies Holdings, Inc	6,330	394,359
Synchronoss Technologies, Inc. (a)	3,282	155,764
SYNNEX Corp.	2,650	204,712
Take-Two Interactive Software, Inc. (a)	7,753	197,353
Tangoe, Inc./CT (a)	3,716	51,281
TiVo, Inc. (a)	8,872	94,132
Tyler Technologies, Inc. (a)	3,066	369,545
The Ultimate Software Group, Inc. (a)	2,630	446,982
Verint Systems, Inc. (a)	5,538	342,968
Workiva, Inc. (a)	669	9,634

		8,548,592

		17,431,224

Utilities — 3.3%
Electric — 1.9%
Abengoa Yield plc	2,663	89,956
Allete, Inc.	4,144	218,637
Ameresco, Inc. Class A (a)	1,778	13,157
Atlantic Power Corp.	10,398	29,218
Avista Corp.	5,598	191,340
Black Hills Corp.	4,156	209,629
Cleco Corp.	5,580	304,222
Dynegy, Inc. (a)	11,433	359,339
El Paso Electric Co.	3,760	145,286
The Empire District Electric Co.	4,042	100,322
EnerNOC, Inc. (a)	2,439	27,805
IDACORP, Inc.	4,668	293,477
MGE Energy, Inc.	3,259	144,439
NorthWestern Corp.	4,349	233,933
NRG Yield, Inc. Class A (b)	2,213	112,265
Ormat Technologies, Inc. (b)	3,064	116,493
Otter Tail Corp.	3,398	109,314
Portland General Electric Co.	7,245	268,717
Spark Energy, Inc. Class A (b)	230	3,393
UIL Holdings Corp.	5,253	270,109
Unitil Corp.	1,327	46,140

		3,287,191

Gas — 1.2%
Chesapeake Utilities Corp.	1,367	69,184
The Laclede Group, Inc.	3,969	203,292
New Jersey Resources Corp.	7,839	243,479
Northwest Natural Gas Co.	2,557	122,608
ONE Gas, Inc.	4,841	209,277
Piedmont Natural Gas Co., Inc.	7,241	267,265
PNM Resources, Inc.	7,415	216,518

	Number of Shares	Value
South Jersey Industries, Inc.	3,068	$166,531
Southwest Gas Corp.	4,317	251,120
WGL Holdings, Inc.	4,820	271,848

		2,021,122

Water — 0.2%
American States Water Co.	3,617	144,282
Artesian Resources Corp. Class A	655	14,011
California Water Service Group	4,450	109,070
Connecticut Water Service, Inc.	974	35,385
Middlesex Water Co.	1,532	34,868
Pico Holdings, Inc. (a)	2,187	35,451
SJW Corp.	1,514	46,798
The York Water Co.	1,249	30,326

		450,191

		5,758,504

TOTAL COMMON STOCK (Cost $144,820,322)		168,637,749

TOTAL EQUITIES (Cost $144,820,322)		168,637,749

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Magnum Hunter Resources Corp., Expires 4/15/16 Strike 8.50 (a) (b) (c)	1,428	-

TOTAL WARRANTS (Cost $0)		-

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Automotive & Parts — 0.0%
Federal-Mogul Holding Corp. Expires 3/23/15 (a) (c)	2,508	-

TOTAL RIGHTS (Cost $0)		-

MUTUAL FUNDS — 10.6%
Diversified Financial — 10.6%
State Street Navigator Securities Lending Prime Portfolio (d)	18,273,324	18,273,324

TOTAL MUTUAL FUNDS (Cost $18,273,324)		18,273,324

TOTAL LONG-TERM INVESTMENTS (Cost $163,093,646)		186,911,073

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (e)	$3,891,000	$3,891,000

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	231	231

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill (f) 0.000% 4/30/15	440,000	439,982

TOTAL SHORT-TERM INVESTMENTS (Cost $4,331,173)		4,331,213

TOTAL INVESTMENTS — 110.6% (Cost $167,424,819) (g)		191,242,286

Other Assets/(Liabilities) — (10.6)%		(18,376,256)

NET ASSETS — 100.0%		$172,866,030

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $17,685,177 or 10.23% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $3,891,001. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/25/39, and an aggregate market value, including accrued interest, of $3,969,976.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.0%

COMMON STOCK — 94.7%
Basic Materials — 2.5%
Chemicals — 1.6%
Celanese Corp. Series A	139,000	$7,764,539
CF Industries Holdings, Inc.	10,256	2,909,422
Cytec Industries, Inc.	81,048	4,379,834
RPM International, Inc.	226,000	10,845,740
The Sherwin-Williams Co.	31,143	8,860,183

		34,759,718

Mining — 0.9%
Franco-Nevada Corp. (a)	301,000	14,587,170
Franco-Nevada Corp.	12,000	582,480
Silver Wheaton Corp.	267,000	5,078,340

		20,247,990

		55,007,708

Communications — 7.4%
Internet — 4.2%
Akamai Technologies, Inc. (b)	200,870	14,270,809
Cogent Communications Group, Inc.	105,623	3,731,661
Coupons.com, Inc. (a) (b)	255,000	2,993,700
Dropbox, Inc. (c)	32,717	624,934
GrubHub, Inc. (b)	88,000	3,994,320
LinkedIn Corp. Class A (b)	17,000	4,247,620
Netflix, Inc. (b)	35,531	14,805,412
Rackspace Hosting, Inc. (b)	277,000	14,290,430
TripAdvisor, Inc. (b)	69,000	5,738,730
VeriSign, Inc. (a) (b)	347,000	23,238,590
Yelp, Inc. (a) (b)	27,444	1,299,474
Zillow Group, Inc. Class A (a) (b)	47,000	4,714,100

		93,949,780

Media — 0.6%
FactSet Research Systems, Inc.	86,000	13,691,200

Telecommunications — 2.6%
DigitalGlobe, Inc. (b)	354,000	12,060,780
JDS Uniphase Corp. (b)	956,000	12,542,720
Motorola Solutions, Inc.	208,000	13,867,360
Palo Alto Networks, Inc. (b)	24,000	3,505,920
T-Mobile US, Inc. (b)	486,000	15,401,340

		57,378,120

		165,019,100

Consumer, Cyclical — 16.4%
Airlines — 0.7%
American Airlines Group, Inc.	172,725	9,116,425
Spirit Airlines, Inc. (b)	88,894	6,876,840

		15,993,265

	Number of Shares	Value
Apparel — 0.6%
VF Corp.	77,020	$5,800,376
Wolverine World Wide, Inc.	244,000	8,161,800

		13,962,176

Auto Manufacturers — 0.3%
Tesla Motors, Inc. (a) (b)	31,000	5,851,870

Automotive & Parts — 0.8%
BorgWarner, Inc.	139,000	8,406,720
WABCO Holdings, Inc. (b)	87,000	10,690,560

		19,097,280

Distribution & Wholesale — 0.6%
Fastenal Co. (a)	174,000	7,209,690
LKQ Corp. (b)	206,727	5,283,942

		12,493,632

Home Furnishing — 0.6%
Harman International Industries, Inc.	108,466	14,494,312

Leisure Time — 2.1%
Brunswick Corp.	119,664	6,156,713
Harley-Davidson, Inc.	187,000	11,358,380
Norwegian Cruise Line Holdings Ltd. (b)	527,000	28,463,270

		45,978,363

Lodging — 1.3%
Choice Hotels International, Inc.	208,000	13,326,560
Marriott International, Inc. Class A	180,000	14,457,600
MGM Resorts International (b)	105,211	2,212,587

		29,996,747

Retail — 9.2%
Advance Auto Parts, Inc.	30,428	4,554,767
AutoZone, Inc. (b)	35,000	23,875,600
CarMax, Inc. (b)	503,000	34,712,030
Chipotle Mexican Grill, Inc. (b)	7,813	5,082,669
Copart, Inc. (b)	144,292	5,421,051
Dollar General Corp. (b)	156,000	11,759,280
DSW, Inc. Class A	163,854	6,042,936
Dunkin’ Brands Group, Inc.	66,804	3,177,198
GNC Holdings, Inc. Class A	98,756	4,845,957
Hanesbrands, Inc.	417,000	13,973,670
L Brands, Inc.	207,153	19,532,456
Lululemon Athletica, Inc. (b)	56,764	3,634,031
Michael Kors Holdings Ltd. (b)	57,981	3,812,251
The Michaels Cos., Inc. (b)	307,000	8,307,420
O’Reilly Automotive, Inc. (b)	146,468	31,672,240
Rite Aid Corp. (b)	1,910,000	16,597,900
Ross Stores, Inc.	77,533	8,168,877

		205,170,333

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.2%
Cintas Corp.	44,976	$3,671,391

		366,709,369

Consumer, Non-cyclical — 26.6%
Beverages — 0.4%
Brown-Forman Corp. Class B	51,079	4,614,987
Monster Beverage Corp. (b)	23,774	3,290,203

		7,905,190

Biotechnology — 3.2%
Alkermes PLC (b)	473,422	28,864,539
Illumina, Inc. (b)	79,503	14,758,937
Incyte Corp. (b)	209,868	19,236,501
Vertex Pharmaceuticals, Inc. (b)	69,000	8,139,930

		70,999,907

Commercial Services — 8.1%
Alliance Data Systems Corp. (b)	28,130	8,333,513
Aramark	327,000	10,343,010
Bright Horizons Family Solutions, Inc. (b)	73,929	3,790,340
CDK Global, Inc.	69,344	3,242,525
CoreLogic, Inc. (b)	416,300	14,682,901
Equifax, Inc.	249,872	23,238,096
Gartner, Inc. (b)	211,437	17,728,993
Global Payments, Inc.	294,650	27,013,512
KAR Auction Services, Inc.	94,695	3,591,781
Manpower, Inc.	138,000	11,888,700
PAREXEL International Corp. (b)	58,076	4,006,663
Towers Watson & Co. Class A	103,000	13,615,055
Vantiv, Inc. Class A (b)	561,913	21,184,120
Verisk Analytics, Inc. Class A (b)	243,000	17,350,200
Wework Cos., Inc. Class A (c)	16,848	280,539

		180,289,948

Foods — 2.6%
Sprouts Farmers Market, Inc. (b)	348,000	12,260,040
The Hain Celestial Group, Inc. (b)	88,523	5,669,898
TreeHouse Foods, Inc. (b)	97,000	8,246,940
United Natural Foods, Inc. (b)	70,667	5,444,186
WhiteWave Foods Co. (b)	417,000	18,489,780
Whole Foods Market, Inc.	173,000	9,009,840

		59,120,684

Health Care – Products — 4.5%
Bruker Corp. (b)	625,000	11,543,750
The Cooper Cos., Inc.	157,324	29,485,664
Henry Schein, Inc. (b)	139,000	19,407,180
IDEXX Laboratories, Inc. (b)	87,000	13,439,760
Intuitive Surgical, Inc. (b)	47,000	23,736,410
West Pharmaceutical Services, Inc.	54,000	3,251,340

		100,864,104

Health Care – Services — 4.0%
Catalent, Inc. (b)	452,000	14,079,800

	Number of Shares	Value
Centene Corp. (b)	148,652	$10,508,210
Envision Healthcare Holdings, Inc. (b)	237,000	9,088,950
HealthSouth Corp.	91,078	4,040,220
Humana, Inc.	55,036	9,797,509
MEDNAX, Inc. (b)	257,890	18,699,604
Molina Healthcare, Inc. (b)	39,882	2,683,660
Universal Health Services, Inc. Class B	181,667	21,384,022

		90,281,975

Pharmaceuticals — 3.8%
Alnylam Pharmaceuticals, Inc. (b)	35,000	3,654,700
BioMarin Pharmaceutical, Inc. (b)	28,748	3,582,576
DENTSPLY International, Inc.	343,000	17,455,270
Hospira, Inc. (b)	347,000	30,480,480
Mead Johnson Nutrition Co.	27,384	2,752,913
Medivation, Inc. (b)	38,054	4,911,630
Mylan NV (b)	38,915	2,309,605
Perrigo Co. PLC	31,958	5,290,647
Pharmacyclics, Inc. (b)	35,000	8,958,250
Sirona Dental Systems, Inc. (b)	69,000	6,209,310

		85,605,381

		595,067,189

Energy — 3.6%
Coal — 0.3%
CONSOL Energy, Inc.	295,000	8,227,550

Oil & Gas — 3.3%
Cabot Oil & Gas Corp.	69,565	2,054,254
Carrizo Oil & Gas, Inc. (b)	122,472	6,080,735
Cimarex Energy Co.	26,300	3,026,867
Concho Resources, Inc. (b)	104,000	12,055,680
Continental Resources, Inc. (b)	118,753	5,185,944
EP Energy Corp. (a) (b)	135,811	1,423,299
EQT Corp.	243,000	20,137,410
Pioneer Natural Resources Co.	55,000	8,993,050
Range Resources Corp. (a)	278,000	14,467,120

		73,424,359

		81,651,909

Financial — 8.7%
Banks — 0.4%
Signature Bank (b)	41,868	5,425,255
SVB Financial Group (b)	25,349	3,220,337

		8,645,592

Diversified Financial — 4.8%
CBOE Holdings, Inc.	277,000	15,901,185
E*TRADE Financial Corp. (b)	234,093	6,684,526
FNF Group	694,000	25,511,440
IntercontinentalExchange, Inc.	73,000	17,028,710
LendingClub Corp. (a) (b)	72,000	1,414,800
LPL Financial Holdings, Inc.	244,000	10,701,840

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Raymond James Financial, Inc.	155,829	$8,847,971
TD Ameritrade Holding Corp.	486,000	18,108,360
WisdomTree Investments, Inc.	153,486	3,293,809

		107,492,641

Insurance — 2.6%
Allied World Assurance Co. Holdings Ltd.	64,696	2,613,719
Aon PLC	62,992	6,054,791
HCC Insurance Holdings, Inc.	277,000	15,697,590
The Progressive Corp.	521,000	14,171,200
Willis Group Holdings PLC	417,000	20,091,060

		58,628,360

Real Estate — 0.9%
Jones Lang LaSalle, Inc.	118,000	20,107,200

		194,873,793

Industrial — 17.1%
Building Materials — 0.8%
Eagle Materials, Inc.	61,186	5,112,702
Martin Marietta Materials, Inc.	90,000	12,582,000

		17,694,702

Electrical Components & Equipment — 1.4%
AMETEK, Inc.	316,000	16,602,640
The Babcock & Wilcox Co.	275,000	8,824,750
Mobileye NV (a) (b)	130,000	5,463,900

		30,891,290

Electronics — 4.0%
Agilent Technologies, Inc.	486,000	20,193,300
Amphenol Corp. Class A	116,497	6,865,168
FEI Co.	146,000	11,145,640
Imax Corp. (b)	141,260	4,761,875
Keysight Technologies, Inc. (b)	348,000	12,928,200
Mettler-Toledo International, Inc. (b)	16,000	5,258,400
Sensata Technologies Holding NV (b)	381,000	21,888,450
Trimble Navigation Ltd. (b)	237,000	5,972,400

		89,013,433

Environmental Controls — 0.3%
Stericycle, Inc. (b)	25,176	3,535,466
Waste Connections, Inc.	52,900	2,546,606

		6,082,072

Machinery – Diversified — 3.5%
Cognex Corp. (b)	60,600	3,005,154
IDEX Corp.	288,000	21,839,040
Nordson Corp.	69,000	5,405,460
Roper Industries, Inc.	170,990	29,410,280
Wabtec Corp.	89,455	8,499,120
Xylem, Inc.	261,000	9,140,220

		77,299,274

	Number of Shares	Value
Manufacturing — 5.1%
Acuity Brands, Inc.	104,000	$17,488,640
Colfax Corp. (b)	251,000	11,980,230
Pall Corp.	323,101	32,436,109
Teleflex, Inc.	173,000	20,903,590
Textron, Inc.	690,000	30,587,700

		113,396,269

Metal Fabricate & Hardware — 0.4%
Rexnord Corp. (b)	382,000	10,195,580

Packaging & Containers — 0.4%
Ball Corp.	139,000	9,818,960

Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	172,305	14,713,986
Kansas City Southern	109,000	11,126,720
Kirby Corp. (b)	28,369	2,129,093

		27,969,799

		382,361,379

Technology — 12.4%
Computers — 2.3%
Cadence Design Systems, Inc. (b)	248,709	4,586,194
Fortinet, Inc. (b)	276,806	9,674,370
IHS, Inc. Class A (b)	231,000	26,278,560
Jack Henry & Associates, Inc.	57,676	4,030,976
Stratasys Ltd. (a) (b)	46,000	2,427,880
Synaptics, Inc. (a) (b)	46,165	3,753,445

		50,751,425

Semiconductors — 3.5%
Altera Corp.	729,000	31,281,390
Atmel Corp.	1,181,000	9,719,630
Avago Technologies Ltd.	62,927	7,990,470
Lam Research Corp.	76,081	5,343,549
Microchip Technology, Inc. (a)	140,000	6,846,000
NXP Semiconductor NV (b)	93,819	9,415,675
Xilinx, Inc.	192,000	8,121,600

		78,718,314

Software — 6.6%
Atlassian Corp. Depository Receipt (c)	58,176	1,105,344
Atlassian Corp. PLC A Depository Receipt (c)	20,905	397,195
Atlassian Corp. PLC Series 1 Depository Receipt (c)	44,531	846,089
Atlassian Ser 1 Restricted Depository Receipt (c)	21,728	412,832
Atlassian Series A Preference Depository Receipt (c)	43,021	817,399
Cerner Corp. (b)	58,377	4,276,699
Electronic Arts, Inc. (b)	246,346	14,488,840
Fair Isaac Corp.	38,223	3,391,144

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	173,000	$11,774,380
Fiserv, Inc. (b)	485,000	38,509,000
Guidewire Software, Inc. (b)	24,000	1,262,640
IMS Health Holdings, Inc. (b)	119,000	3,221,330
Inovalon Holdings, Inc. (b)	21,000	634,410
MSCI, Inc.	295,000	18,086,450
Red Hat, Inc. (b)	428,273	32,441,680
Servicenow, Inc. (b)	62,000	4,884,360
SS&C Technologies Holdings, Inc	95,140	5,927,222
Veeva Systems, Inc. Class A (a) (b)	140,000	3,574,200
Workday, Inc. Class A (a) (b)	24,000	2,025,840

		148,077,054

		277,546,793

TOTAL COMMON STOCK (Cost $1,385,160,733)		2,118,237,240

PREFERRED STOCK — 0.3%
Communications — 0.2%
Internet — 0.2%
Dropbox, Inc. Series A (b) (c)	40,629	776,063
Dropbox, Inc. Series A 1 (b) (c)	199,577	3,812,160
Living Social (b) (c)	586,650	140,796

		4,729,019

Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Wework, Inc. Series D 1 (b) (c)	83,736	1,394,302
Wework, Inc. Series D 2 (b) (c)	65,792	1,095,513

		2,489,815

TOTAL PREFERRED STOCK (Cost $7,978,622)		7,218,834

TOTAL EQUITIES (Cost $1,393,139,355)		2,125,456,074

MUTUAL FUNDS — 3.6%
Diversified Financial — 3.6%
State Street Navigator Securities Lending Prime Portfolio (d)	63,598,183	63,598,183
T. Rowe Price Government Reserve Investment Fund	17,000,316	17,000,316

		80,598,499

TOTAL MUTUAL FUNDS (Cost $80,598,499)		80,598,499

TOTAL LONG-TERM INVESTMENTS (Cost $1,473,737,854)		2,206,054,573

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (e)	$104,441,772	$104,441,772

TOTAL SHORT-TERM INVESTMENTS (Cost $104,441,772)		104,441,772

TOTAL INVESTMENTS — 103.3% (Cost $1,578,179,626) (f)		2,310,496,345

Other Assets/(Liabilities) — (3.3)%		(74,064,631)

NET ASSETS — 100.0%		$2,236,431,714

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $61,929,994 or 2.77% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $11,703,166 or 0.52% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $104,441,801. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 4.000%, maturity dates ranging from 8/15/39 – 5/15/40, and an aggregate market value, including accrued interest, of $106,536,095.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 95.9%
Basic Materials — 3.0%
Chemicals — 1.6%
H.B. Fuller Co.	58,029	$2,487,704
Methanex Corp.	27,100	1,451,747
Minerals Technologies, Inc.	54,738	4,001,348
Platform Specialty Products Corp. (a)	167,801	4,305,774
Sensient Technologies Corp.	43,110	2,969,417

		15,215,990

Forest Products & Paper — 0.6%
KapStone Paper and Packaging Corp.	165,110	5,422,212

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	59,630	1,789,496

Mining — 0.6%
Constellium NV (a)	125,505	2,550,262
US Silica Holdings, Inc. (b)	85,362	3,039,741

		5,590,003

		28,017,701

Communications — 5.6%
Internet — 3.0%
Constant Contact, Inc. (a)	68,636	2,622,582
Dealertrack Technologies, Inc. (a)	47,766	1,839,947
Dropbox, Inc. (a) (c)	28,181	538,291
GrubHub, Inc. (a)	69,300	3,145,527
IAC/InterActiveCorp	37,100	2,503,137
Marketo, Inc. (a) (b)	74,315	1,903,950
Shutterfly, Inc. (a)	49,559	2,242,049
Shutterstock, Inc. (a) (b)	41,200	2,829,204
SPS Commerce, Inc. (a)	58,411	3,919,378
TrueCar, Inc. (a) (b)	95,798	1,709,994
Wayfair, Inc. Class A (a) (b)	4,600	147,752
Zendesk, Inc. (a)	16,600	376,654
Zillow Group, Inc. Class A (a) (b)	31,393	3,148,718

		26,927,183

Media — 0.8%
FactSet Research Systems, Inc.	21,019	3,346,225
Markit, Ltd. (a)	65,015	1,748,903
The New York Times Co. Class A	191,200	2,630,912

		7,726,040

Telecommunications — 1.8%
Arista Networks, Inc. (a) (b)	32,984	2,326,361
Ciena Corp. (a)	127,505	2,462,122
DigitalGlobe, Inc. (a)	88,121	3,002,282
Qorvo, Inc. (a)	23,094	1,840,592
Ruckus Wireless, Inc. (a)	254,672	3,277,629
Vonage Holdings Corp. (a)	741,405	3,640,298

		16,549,284

		51,202,507

	Number of Shares	Value
Consumer, Cyclical — 13.5%
Airlines — 0.5%
JetBlue Airways Corp. (a)	153,360	$2,952,180
Spirit Airlines, Inc. (a)	22,979	1,777,655

		4,729,835

Apparel — 1.1%
Carter’s, Inc.	31,100	2,875,817
Skechers U.S.A., Inc. Class A (a)	50,404	3,624,552
Steven Madden Ltd. (a)	74,062	2,814,356
Vince Holding Corp. (a)	47,524	881,570

		10,196,295

Automotive & Parts — 0.1%
Gentherm, Inc. (a)	22,964	1,159,912

Distribution & Wholesale — 0.6%
Beacon Roofing Supply, Inc. (a)	40,207	1,258,479
HD Supply Holdings, Inc. (a)	94,051	2,930,159
Watsco, Inc.	10,100	1,269,570

		5,458,208

Entertainment — 1.1%
Churchill Downs, Inc.	22,435	2,579,352
DreamWorks Animation SKG, Inc. Class A (a) (b)	92,565	2,240,073
National CineMedia, Inc.	158,210	2,388,971
Vail Resorts, Inc.	28,327	2,929,578

		10,137,974

Home Builders — 0.3%
Standard Pacific Corp. (a)	339,330	3,053,970

Home Furnishing — 0.2%
Harman International Industries, Inc.	9,650	1,289,529

Housewares — 0.6%
The Toro Co.	81,725	5,730,557

Leisure Time — 0.8%
Brunswick Corp.	35,455	1,824,160
Diamond Resorts International, Inc. (a)	155,982	5,214,478

		7,038,638

Office Furnishings — 0.3%
Steelcase, Inc. Class A	146,571	2,776,055

Retail — 7.3%
Buffalo Wild Wings, Inc. (a)	6,086	1,103,027
Burlington Stores, Inc. (a)	38,991	2,316,845
Casey’s General Stores, Inc.	29,759	2,681,286
The Cheesecake Factory, Inc.	56,380	2,781,225
Chuy’s Holdings, Inc. (a)	134,447	3,029,091
CST Brands, Inc.	51,533	2,258,691
Destination Maternity Corp.	74,100	1,115,946
Fiesta Restaurant Group, Inc. (a)	68,115	4,155,015
Five Below, Inc. (a)	201,066	7,151,918

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Haverty Furniture Cos., Inc.	100,300	$2,495,464
HSN, Inc.	17,560	1,198,119
Jack in the Box, Inc.	56,801	5,448,352
Kate Spade & Co. (a)	76,051	2,539,343
Krispy Kreme Doughnuts, Inc. (a)	238,725	4,772,113
Lands’ End, Inc. (a) (b)	35,729	1,281,957
Panera Bread Co. Class A (a)	28,592	4,574,577
Pier 1 Imports, Inc. (b)	118,100	1,651,038
Red Robin Gourmet Burgers, Inc. (a)	35,264	3,067,968
Restoration Hardware Holdings, Inc. (a) (b)	23,076	2,288,908
Rush Enterprises, Inc. Class A (a)	138,029	3,776,473
Sportsman’s Warehouse Holdings, Inc. (a) (b)	185,407	1,481,402
Tile Shop Holdings, Inc. (a) (b)	139,261	1,686,451
Tuesday Morning Corp. (a)	89,564	1,441,980
Zumiez, Inc. (a)	42,871	1,725,558

		66,022,747

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	49,156	2,096,012

Textiles — 0.4%
Tumi Holdings, Inc. (a)	138,765	3,394,192

		123,083,924

Consumer, Non-cyclical — 25.8%
Biotechnology — 1.8%
BioCryst Pharmaceuticals, Inc. (a) (b)	97,891	883,956
Charles River Laboratories International, Inc. (a)	24,150	1,914,853
Foundation Medicine, Inc. (a)	20,820	1,001,650
Insmed, Inc. (a)	116,203	2,417,022
Ironwood Pharmaceuticals, Inc. (a)	81,292	1,300,672
NewLink Genetics Corp. (a) (b)	22,943	1,255,211
Novavax, Inc. (a)	141,069	1,166,641
PTC Therapeutics, Inc. (a) (b)	33,416	2,033,364
Puma Biotechnology, Inc. (a)	4,284	1,011,495
Sage Therapeutics, Inc. (a) (b)	38,008	1,909,142
Sangamo Biosciences, Inc. (a)	93,541	1,466,723

		16,360,729

Commercial Services — 6.6%
Cardtronics, Inc. (a)	71,400	2,684,640
Convergys Corp.	138,965	3,178,129
The Corporate Executive Board Co.	35,546	2,838,704
CoStar Group, Inc. (a)	23,002	4,550,486
Euronet Worldwide, Inc. (a)	59,852	3,516,305
ExamWorks Group, Inc. (a)	213,929	8,903,725
H&E Equipment Services, Inc.	50,762	1,268,542
Healthcare Services Group, Inc.	73,725	2,368,784
Heartland Payment Systems, Inc.	31,948	1,496,764
Huron Consulting Group, Inc. (a)	17,645	1,167,217

	Number of Shares	Value
MAXIMUS, Inc.	92,101	$6,148,663
TAL Education Group Sponsored ADR (Cayman Islands) (a) (b)	54,009	1,794,179
TriNet Group, Inc. (a)	108,467	3,821,292
TrueBlue, Inc. (a)	62,503	1,521,948
WEX, Inc. (a)	76,002	8,159,575
WNS Holdings Ltd. Sponsored ADR (India) (a)	145,266	3,532,869
Xoom Corp. (a) (b)	239,275	3,514,950

		60,466,772

Foods — 1.3%
Greencore Group PLC	654,413	3,128,738
SunOpta, Inc. (a)	304,015	3,228,639
The Hain Celestial Group, Inc. (a)	57,450	3,679,672
TreeHouse Foods, Inc. (a)	25,800	2,193,516

		12,230,565

Health Care – Products — 7.4%
ABIOMED, Inc. (a)	46,005	3,293,038
AngioDynamics, Inc. (a)	84,943	1,511,136
AtriCure, Inc. (a)	128,680	2,636,653
Cardiovascular Systems, Inc. (a)	20,721	808,948
Cepheid, Inc. (a)	22,365	1,272,568
Cyberonics, Inc. (a)	78,125	5,071,875
Dexcom, Inc. (a)	213,430	13,305,226
Endologix, Inc. (a) (b)	165,841	2,830,906
Globus Medical, Inc. Class A (a)	123,865	3,126,353
HeartWare International, Inc. (a)	38,286	3,360,362
Insulet Corp. (a)	218,494	7,286,775
Intersect ENT, Inc. (a)	103,732	2,679,398
LDR Holding Corp. (a)	204,269	7,484,416
Novadaq Technologies, Inc. (a) (b)	172,500	2,801,400
Quidel Corp. (a)	101,720	2,744,406
Spectranetics Corp. (a) (b)	146,444	5,090,393
Steris Corp.	28,300	1,988,641

		67,292,494

Health Care – Services — 4.2%
Acadia Healthcare Co., Inc. (a)	182,380	13,058,408
Centene Corp. (a)	34,831	2,462,203
Envision Healthcare Holdings, Inc. (a)	84,624	3,245,330
HealthSouth Corp.	75,113	3,332,013
Kindred Healthcare, Inc.	156,255	3,717,306
LifePoint Hospitals, Inc. (a)	40,225	2,954,526
Molina Healthcare, Inc. (a)	34,850	2,345,057
Surgical Care Affiliates, Inc. (a)	116,805	4,009,916
WellCare Health Plans, Inc. (a)	35,875	3,281,128

		38,405,887

Pharmaceuticals — 4.3%
Achillion Pharmaceuticals, Inc. (a)	76,139	750,730
Aerie Pharmaceuticals, Inc. (a)	80,761	2,531,050
Agios Pharmaceuticals, Inc. (a) (b)	15,901	1,499,464

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Akorn, Inc. (a)	95,416	$4,533,214
Alnylam Pharmaceuticals, Inc. (a)	12,323	1,286,768
Anacor Pharmaceuticals, Inc. (a)	40,812	2,360,974
Auspex Pharmaceuticals, Inc. (a)	26,223	2,629,380
BioDelivery Sciences International, Inc. (a) (b)	113,032	1,186,836
Isis Pharmaceuticals, Inc. (a) (b)	24,349	1,550,301
Kite Pharma, Inc. (a) (b)	25,467	1,468,937
Ophthotech Corp. (a) (b)	41,970	1,952,864
Orexigen Therapeutics, Inc. (a) (b)	169,865	1,330,043
Otonomy, Inc. (a)	27,848	984,705
Portola Pharmaceuticals, Inc. (a)	71,680	2,720,973
Regulus Therapeutics, Inc. (a) (b)	53,646	908,763
Relypsa, Inc. (a)	138,500	4,995,695
Synageva BioPharma Corp. (a) (b)	12,383	1,207,714
TESARO, Inc. (a)	74,354	4,267,920
Tetraphase Pharmaceuticals, Inc. (a)	29,306	1,073,772

		39,240,103

Textiles — 0.2%
Samsonite International SA	486,770	1,690,433

		235,686,983

Diversified — 0.3%
Holding Company – Diversified — 0.3%
Primoris Services Corp.	147,548	2,536,350
WL Ross Holding Corp. (a)	2,900	30,479

		2,566,829

Energy — 3.1%
Energy – Alternate Sources — 1.1%
First Solar, Inc. (a)	54,795	3,276,193
Headwaters, Inc. (a)	228,661	4,193,643
Pattern Energy Group, Inc.	81,230	2,300,433

		9,770,269

Oil & Gas — 1.9%
Delek US Holdings, Inc.	41,310	1,642,073
Diamondback Energy, Inc. (a)	71,240	5,474,082
Laredo Petroleum, Inc. (a) (b)	179,532	2,341,097
Patterson-UTI Energy, Inc.	71,650	1,345,229
RSP Permian, Inc. (a)	185,575	4,674,634
Western Refining, Inc.	42,855	2,116,608

		17,593,723

Oil & Gas Services — 0.1%
Dril-Quip, Inc. (a)	11,564	790,862

		28,154,854

Financial — 12.1%
Banks — 2.7%
Associated Banc-Corp.	143,065	2,661,009
Bank of the Ozarks, Inc.	70,453	2,601,829
Banner Corp.	49,710	2,281,689
International Bancshares Corp.	105,630	2,749,549
PacWest Bancorp	122,228	5,731,271

	Number of Shares	Value
South State Corp.	84,214	$5,759,396
Texas Capital Bancshares, Inc. (a)	57,500	2,797,375

		24,582,118

Diversified Financial — 3.2%
Financial Engines, Inc. (b)	146,416	6,124,581
Investment Technology Group, Inc. (a)	137,820	4,177,324
MarketAxess Holdings, Inc.	22,936	1,901,395
PRA Group, Inc. (a) (b)	136,243	7,400,720
WageWorks, Inc. (a)	91,304	4,869,242
WisdomTree Investments, Inc.	201,939	4,333,611

		28,806,873

Insurance — 2.1%
Argo Group International Holdings Ltd.	70,059	3,513,459
Assured Guaranty Ltd.	76,948	2,030,658
eHealth, Inc. (a)	98,152	920,666
Horace Mann Educators Corp.	75,400	2,578,680
MGIC Investment Corp. (a)	263,577	2,538,246
OneBeacon Insurance Group Ltd. Class A	153,709	2,337,914
Primerica, Inc.	51,445	2,618,550
Stewart Information Services Corp.	72,400	2,942,336

		19,480,509

Investment Companies — 0.2%
Solar Capital Ltd.	108,380	2,193,611

Real Estate — 1.3%
Alexander & Baldwin, Inc.	66,825	2,885,504
HFF, Inc.	155,780	5,847,981
Kennedy-Wilson Holdings, Inc.	118,676	3,102,191

		11,835,676

Real Estate Investment Trusts (REITS) — 2.6%
Eastgroup Properties	25,205	1,515,829
First Industrial Realty Trust, Inc.	140,280	3,006,200
MFA Financial, Inc.	292,240	2,297,006
Paramount Group, Inc.	295,650	5,706,045
Pebblebrook Hotel Trust	187,109	8,713,666
Redwood Trust, Inc.	125,710	2,246,438

		23,485,184

		110,383,971

Industrial — 17.4%
Aerospace & Defense — 1.3%
Astronics Corp. (a)	26,569	1,958,135
Esterline Technologies Corp. (a)	17,505	2,002,922
HEICO Corp. Class A	53,720	2,661,289
Moog, Inc. Class A (a)	12,601	945,705
Teledyne Technologies, Inc. (a)	44,015	4,697,721

		12,265,772

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 2.7%
Apogee Enterprises, Inc.	56,600	$2,445,120
Armstrong World Industries, Inc. (a)	38,350	2,203,975
Boise Cascade Co. (a)	88,650	3,320,829
Lennox International, Inc.	20,250	2,261,722
Louisiana-Pacific Corp. (a)	82,515	1,362,323
Masonite International Corp. (a)	59,218	3,983,003
Owens Corning, Inc.	61,496	2,668,926
Trex Co., Inc. (a)	65,643	3,579,513
USG Corp. (a)	98,775	2,637,292

		24,462,703

Electrical Components & Equipment — 1.1%
Belden, Inc.	28,036	2,623,048
Generac Holdings, Inc. (a) (b)	68,584	3,339,355
SunPower Corp. (a) (b)	141,161	4,419,751

		10,382,154

Electronics — 2.7%
FEI Co.	60,084	4,586,812
GoPro, Inc. (a) (b)	65,438	2,840,664
Imax Corp. (a)	276,734	9,328,703
Rogers Corp. (a)	33,385	2,744,581
Watts Water Technologies, Inc. Class A	85,209	4,689,051

		24,189,811

Engineering & Construction — 0.5%
AECOM (a)	63,742	1,964,529
EMCOR Group, Inc.	55,634	2,585,312

		4,549,841

Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	62,170	3,530,013
US Ecology, Inc.	35,820	1,789,925

		5,319,938

Machinery – Diversified — 2.6%
Altra Industrial Motion Corp.	76,220	2,106,721
Applied Industrial Technologies, Inc.	42,848	1,942,728
Cognex Corp. (a)	195,327	9,686,266
Lindsay Corp. (b)	22,936	1,748,870
The Middleby Corp. (a)	45,300	4,650,045
Tennant Co.	54,475	3,561,031

		23,695,661

Manufacturing — 1.9%
Actuant Corp. Class A	61,685	1,464,402
Acuity Brands, Inc.	46,607	7,837,433
Hexcel Corp.	98,250	5,052,015
John Bean Technologies Corp.	78,625	2,808,485

		17,162,335

Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems, Inc.	35,846	1,073,229

	Number of Shares	Value
RBC Bearings, Inc.	21,698	$1,660,765

		2,733,994

Packaging & Containers — 1.0%
Graphic Packaging Holding Co.	598,619	8,703,920

Transportation — 2.1%
Hub Group, Inc. Class A (a)	28,693	1,127,348
Landstar System, Inc.	56,780	3,764,514
Old Dominion Freight Line, Inc. (a)	33,748	2,608,720
Swift Transportation Co. (a)	322,243	8,384,763
UTI Worldwide, Inc. (a)	186,750	2,297,025
XPO Logistics, Inc. (a) (b)	28,717	1,305,762

		19,488,132

Trucking & Leasing — 0.6%
Aircastle Ltd.	143,840	3,230,646
GATX Corp.	41,620	2,413,128

		5,643,774

		158,598,035

Technology — 14.8%
Computers — 2.3%
CACI International, Inc. Class A (a)	19,600	1,762,432
Cadence Design Systems, Inc. (a)	135,360	2,496,039
FleetMatics Group PLC (a) (b)	64,218	2,880,177
Manhattan Associates, Inc. (a)	59,700	3,021,417
Nimble Storage, Inc. (a) (b)	106,441	2,374,699
Virtusa Corp. (a)	203,172	8,407,257

		20,942,021

Semiconductors — 3.0%
Ambarella, Inc. (a) (b)	24,748	1,873,671
Cavium, Inc. (a)	57,294	4,057,561
Cypress Semiconductor Corp.	178,309	2,515,940
Entegris, Inc. (a)	179,100	2,451,879
Mellanox Technologies Ltd. (a)	47,052	2,133,338
Microsemi Corp. (a)	82,605	2,924,217
Monolithic Power Systems, Inc.	26,050	1,371,532
Nanometrics, Inc. (a)	64,510	1,085,058
ON Semiconductor Corp. (a)	265,890	3,219,928
Power Integrations, Inc.	35,374	1,842,278
SunEdison Semiconductor Ltd. (a)	48,690	1,257,176
SunEdison, Inc. (a) (b)	124,203	2,980,872

		27,713,450

Software — 9.5%
Allscripts Healthcare Solutions, Inc. (a)	218,030	2,607,639
Amber Road, Inc. (a)	100,900	933,325
Aspen Technology, Inc. (a)	97,044	3,735,224
Callidus Software, Inc. (a)	191,235	2,424,860
Cornerstone OnDemand, Inc. (a)	52,561	1,518,487
Demandware, Inc. (a)	104,086	6,338,837
Envestnet, Inc. (a)	125,385	7,031,591
Guidewire Software, Inc. (a)	111,088	5,844,340

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HubSpot, Inc. (a) (b)	103,875	$4,144,613
Imperva, Inc. (a)	38,000	1,622,600
Infoblox, Inc. (a)	158,999	3,795,306
Interactive Intelligence Group, Inc. (a) (b)	29,150	1,200,397
Monotype Imaging Holdings, Inc.	87,925	2,869,872
Paycom Software, Inc. (a) (b)	77,900	2,497,474
Proofpoint, Inc. (a)	51,500	3,049,830
QLIK Technologies, Inc. (a)	96,086	2,991,157
Telogis (a) (c)	251,002	180,721
TiVo, Inc. (a)	223,230	2,368,470
Tyler Technologies, Inc. (a)	93,191	11,232,311
The Ultimate Software Group, Inc. (a)	32,430	5,511,641
Veeva Systems, Inc. Class A (a) (b)	327,559	8,362,581
Verint Systems, Inc. (a)	97,883	6,061,894

		86,323,170

		134,978,641

Utilities — 0.3%
Gas — 0.3%
Southwest Gas Corp.	42,700	2,483,859

TOTAL COMMON STOCK (Cost $713,301,595)		875,157,304

PREFERRED STOCK — 0.6%
Communications — 0.2%
Internet — 0.2%
Veracode, Inc. (a) (c)	30,294	832,782
Zuora, Inc. . Series F (a) (c)	194,983	740,799

		1,573,581

Technology — 0.4%
Software — 0.4%
Cloudera, Inc. Series F (a) (c)	38,099	1,257,267
Docusign, Inc. Series B (a) (c)	1,417	27,334
Docusign, Inc. Series B 1 (a) (c)	424	8,179
Docusign, Inc. Series D (a) (c)	1,018	19,637
Docusign, Inc. Series E (a) (c)	26,333	507,964
NUTANIX, Inc. Series E (a) (c)	40,062	693,473
Telogis (a) (c)	341,823	1,456,166

		3,970,020

TOTAL PREFERRED STOCK (Cost $3,527,399)		5,543,601

TOTAL EQUITIES (Cost $716,828,994)		880,700,905

	Number of Shares	Value
MUTUAL FUNDS — 11.4%
Diversified Financial — 11.4%
iShares Russell 2000 Growth Index Fund (b)	16,841	$2,552,254
iShares Russell 2000 Index Fund (b)	49,670	6,176,464
State Street Navigator Securities Lending Prime Portfolio (d)	94,665,694	94,665,694

		103,394,412

TOTAL MUTUAL FUNDS (Cost $103,214,539)		103,394,412

TOTAL LONG-TERM INVESTMENTS (Cost $820,043,533)		984,095,317

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (e)	$23,682,842	23,682,842

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	5,953	5,953

TOTAL SHORT-TERM INVESTMENTS (Cost $23,688,795)		23,688,795

TOTAL INVESTMENTS — 110.5% (Cost $843,732,328) (f)		1,007,784,112

Other Assets/(Liabilities) — (10.5)%		(95,391,447)

NET ASSETS — 100.0%		$912,392,665

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
WL	Whole Loan
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $92,459,366 or 10.13% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $6,262,613 or 0.69% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Maturity value of $23,682,849. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 11/25/38 – 9/15/40, and an aggregate market value, including accrued interest, of $24,160,572.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 2.6%
Chemicals — 1.2%
H.B. Fuller Co.	17,063	$731,491

Mining — 1.4%
US Silica Holdings, Inc. (a)	25,080	893,099

		1,624,590

Communications — 6.2%
Internet — 3.8%
Dealertrack Technologies, Inc. (b)	14,037	540,705
Shutterfly, Inc. (b)	14,644	662,494
SPS Commerce, Inc. (b)	17,306	1,161,233

		2,364,432

Telecommunications — 2.4%
Qorvo, Inc. (b)	6,842	545,307
Ruckus Wireless, Inc. (b)	75,096	966,486

		1,511,793

		3,876,225

Consumer, Cyclical — 21.9%
Apparel — 2.2%
Skechers U.S.A., Inc. Class A (b)	7,905	568,449
Steven Madden Ltd. (b)	21,892	831,896

		1,400,345

Distribution & Wholesale — 0.6%
Beacon Roofing Supply, Inc. (b)	11,869	371,500

Entertainment — 1.4%
Vail Resorts, Inc.	8,336	862,109

Leisure Time — 0.9%
Brunswick Corp.	10,447	537,498

Office Furnishings — 1.3%
Steelcase, Inc. Class A	43,093	816,181

Retail — 14.5%
Burlington Stores, Inc. (b)	11,489	682,676
Casey’s General Stores, Inc.	8,794	792,339
Chuy’s Holdings, Inc. (b)	39,699	894,419
Fiesta Restaurant Group, Inc. (b)	20,166	1,230,126
Five Below, Inc. (b)	25,657	912,620
Jack in the Box, Inc.	13,599	1,304,416
Lands’ End, Inc. (a) (b)	10,504	376,884
Red Robin Gourmet Burgers, Inc. (b)	7,663	666,681
Restoration Hardware Holdings, Inc. (b)	6,799	674,393
Rush Enterprises, Inc. Class A (b)	19,854	543,205
Sportsman’s Warehouse Holdings, Inc. (a) (b)	53,889	430,573
Tile Shop Holdings, Inc. (a) (b)	40,393	489,159

		8,997,491

	Number of Shares	Value
Storage & Warehousing — 1.0%
Mobile Mini, Inc.	14,457	$616,446

		13,601,570

Consumer, Non-cyclical — 32.3%
Biotechnology — 3.4%
Insmed, Inc. (b)	34,348	714,438
NewLink Genetics Corp. (a) (b)	6,743	368,910
Sage Therapeutics, Inc. (b)	11,235	564,334
Sangamo Biosciences, Inc. (b)	27,486	430,980

		2,078,662

Commercial Services — 9.9%
The Corporate Executive Board Co.	10,459	835,256
Euronet Worldwide, Inc. (b)	17,673	1,038,289
ExamWorks Group, Inc. (b)	19,855	826,365
H&E Equipment Services, Inc.	14,979	374,325
MAXIMUS, Inc.	17,271	1,153,012
TAL Education Group Sponsored ADR (Cayman Islands) (b)	15,918	528,796
TrueBlue, Inc. (b)	18,364	447,163
WEX, Inc. (b)	8,707	934,784

		6,137,990

Health Care – Products — 5.6%
AngioDynamics, Inc. (b)	25,039	445,444
Dexcom, Inc. (b)	12,227	762,231
Endologix, Inc. (a) (b)	22,540	384,758
LDR Holding Corp. (b)	16,474	603,608
Spectranetics Corp. (b)	19,182	666,766
Steris Corp.	8,356	587,176

		3,449,983

Health Care – Services — 4.8%
Acadia Healthcare Co., Inc. (b)	12,578	900,585
Centene Corp. (b)	10,236	723,583
HealthSouth Corp.	22,084	979,646
Surgical Care Affiliates, Inc. (b)	11,201	384,530

		2,988,344

Pharmaceuticals — 8.6%
Aerie Pharmaceuticals, Inc. (b)	11,878	372,257
Akorn, Inc. (b)	28,033	1,331,848
Auspex Pharmaceuticals, Inc. (b)	7,703	772,380
BioDelivery Sciences International, Inc. (a) (b)	33,301	349,660
Kite Pharma, Inc. (a) (b)	7,483	431,619
Ophthotech Corp. (b)	12,401	577,019
Orexigen Therapeutics, Inc. (a) (b)	50,198	393,050
Relypsa, Inc. (b)	31,278	1,128,197

		5,356,030

		20,011,009

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 1.2%
Holding Company – Diversified — 1.2%
Primoris Services Corp.	43,686	$750,962

Financial — 6.7%
Banks — 3.7%
Bank of the Ozarks, Inc.	20,816	768,735
Banner Corp.	14,672	673,445
South State Corp.	12,915	883,257

		2,325,437

Diversified Financial — 0.9%
MarketAxess Holdings, Inc.	6,743	558,995

Real Estate Investment Trusts (REITS) — 2.1%
Eastgroup Properties	7,387	444,254
Pebblebrook Hotel Trust	18,186	846,922

		1,291,176

		4,175,608

Industrial — 10.5%
Building Materials — 1.9%
Louisiana-Pacific Corp. (b)	24,393	402,728
USG Corp. (b)	29,020	774,834

		1,177,562

Electrical Components & Equipment — 1.3%
Belden, Inc.	8,248	771,683

Electronics — 1.9%
FEI Co.	3,790	289,329
Imax Corp. (b)	27,134	914,687

		1,204,016

Engineering & Construction — 1.2%
EMCOR Group, Inc.	16,359	760,203

Environmental Controls — 0.9%
US Ecology, Inc.	10,539	526,634

Machinery – Diversified — 0.8%
Lindsay Corp. (a)	6,743	514,154

Manufacturing — 0.7%
Actuant Corp. Class A	18,177	431,522

Transportation — 1.8%
Hub Group, Inc. Class A (b)	8,447	331,883
Swift Transportation Co. (b)	30,975	805,969

		1,137,852

		6,523,626

Technology — 15.2%
Computers — 0.7%
Nimble Storage, Inc. (a) (b)	18,702	417,242

Semiconductors — 3.1%
Cavium, Inc. (b)	16,845	1,192,963
Cypress Semiconductor Corp.	52,624	742,524

		1,935,487

	Number of Shares	Value
Software — 11.4%
Aspen Technology, Inc. (b)	28,531	$1,098,158
Callidus Software, Inc. (b)	56,248	713,225
Cornerstone OnDemand, Inc. (b)	15,441	446,090
Demandware, Inc. (b)	13,665	832,199
Envestnet, Inc. (b)	18,403	1,032,040
Guidewire Software, Inc. (b)	11,176	587,969
Infoblox, Inc. (b)	46,455	1,108,881
Interactive Intelligence Group, Inc. (b)	8,587	353,613
QLIK Technologies, Inc. (b)	28,237	879,018

		7,051,193

		9,403,922

TOTAL COMMON STOCK (Cost $51,626,176)		59,967,512

TOTAL EQUITIES (Cost $51,626,176)		59,967,512

MUTUAL FUNDS — 6.9%
Diversified Financial — 6.9%
State Street Navigator Securities Lending Prime Portfolio (c)	4,286,888	4,286,888

TOTAL MUTUAL FUNDS (Cost $4,286,888)		4,286,888

TOTAL LONG-TERM INVESTMENTS (Cost $55,913,064)		64,254,400

	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$2,199,568	2,199,568

TOTAL SHORT-TERM INVESTMENTS (Cost $2,199,568)		2,199,568

TOTAL INVESTMENTS — 107.1% (Cost $58,112,632) (e)		66,453,968

Other Assets/(Liabilities) — (7.1)%		(4,398,652)

NET ASSETS — 100.0%		$62,055,316

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $4,178,739 or 6.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,199,568. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $2,244,427.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 96.3%
Basic Materials — 3.6%
Chemicals — 2.0%
Brenntag AG	8,304	$497,830
Solvay SA Class A	6,557	948,382

		1,446,212

Forest Products & Paper — 0.9%
UPM-Kymmene OYJ	34,785	677,253

Iron & Steel — 0.7%
ArcelorMittal (a)	56,067	527,468

		2,650,933

Communications — 8.2%
Advertising — 0.7%
Publicis Groupe	6,492	501,245

Telecommunications — 7.5%
Deutsche Telekom AG	58,838	1,077,376
Koninklijke KPN NV	222,845	754,107
Nippon Telegraph & Telephone Corp.	19,200	1,183,128
Telecom Italia SpA (b)	591,379	693,333
Vodafone Group PLC	543,717	1,776,890

		5,484,834

		5,986,079

Consumer, Cyclical — 17.3%
Airlines — 1.8%
Japan Airlines Co. Ltd.	22,900	713,771
Ryanair Holdings PLC Sponsored ADR (Ireland)	9,310	621,629

		1,335,400

Auto Manufacturers — 7.0%
Daimler AG (a)	9,923	955,723
Mazda Motor Corp.	20,300	412,393
Renault SA	11,165	1,017,524
Toyota Motor Corp.	39,300	2,742,808

		5,128,448

Distribution & Wholesale — 1.2%
Wolseley PLC	14,372	850,073

Food Services — 1.0%
Sodexo SA	7,615	743,043

Home Builders — 1.0%
Daiwa House Industry Co. Ltd.	39,000	769,835

Home Furnishing — 2.5%
Electrolux AB Series B (a)	23,561	674,830
Sony Corp. (b)	43,300	1,157,611

		1,832,441

	Number of Shares	Value
Leisure Time — 1.5%
TUI AG	37,414	$657,934
Yamaha Motor Co. Ltd.	18,200	439,509

		1,097,443

Lodging — 0.8%
InterContinental Hotels Group PLC	15,411	601,508

Retail — 0.5%
Dixons Carphone PLC	54,666	334,472

		12,692,663

Consumer, Non-cyclical — 12.2%
Agriculture — 1.0%
British American Tobacco PLC	13,565	700,838

Beverages — 0.6%
SABMiller PLC	9,114	476,924

Foods — 3.1%
Nestle SA	12,255	925,246
NH Foods Ltd.	16,000	369,069
Seven & I Holdings Co. Ltd.	23,700	997,307

		2,291,622

Household Products — 0.7%
Reckitt Benckiser Group PLC	5,846	501,026

Pharmaceuticals — 6.8%
AstraZeneca PLC	21,370	1,465,130
Bayer AG	7,167	1,076,879
Novartis AG	5,765	570,096
Roche Holding AG	4,684	1,291,579
Shire Ltd.	7,812	621,213

		5,024,897

		8,995,307

Diversified — 0.9%
Holding Company – Diversified — 0.9%
Hutchison Whampoa Ltd.	46,000	635,719

Energy — 6.6%
Oil & Gas — 6.6%
BG Group PLC	71,229	875,022
Oil Search Ltd. (a)	85,597	469,018
Repsol YPF SA	59,645	1,109,244
Royal Dutch Shell PLC Class A	38,391	1,140,936
Total SA (a)	25,331	1,260,251

		4,854,471

Financial — 30.8%
Banks — 17.2%
Australia & New Zealand Banking Group Ltd.	48,716	1,357,731
Banco Bilbao Vizcaya Argentaria SA	75,315	760,071
Bankia SA (b)	258,709	360,174
Barclays PLC	341,361	1,224,867
BNP Paribas	22,897	1,392,546

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DBS Group Holdings, Ltd.	41,300	$611,140
DnB NOR ASA	42,038	676,629
Industrial & Commercial Bank of China	1,006,000	741,310
Intesa Sanpaolo SpA	237,240	805,063
KBC Groep NV (b)	8,351	516,727
Mitsubishi UFJ Financial Group, Inc.	375,300	2,323,687
Societe Generale SA	11,047	534,094
Sumitomo Mitsui Financial Group, Inc.	24,400	934,990
UniCredit SpA	53,272	361,333

		12,600,362

Diversified Financial — 1.3%
Credit Suisse Group	15,072	405,765
ORIX Corp.	37,000	520,412

		926,177

Insurance — 9.9%
Assicurazioni Generali SpA	33,196	653,273
Aviva PLC	113,628	909,671
AXA SA	61,101	1,540,763
ING Groep NV (b)	83,996	1,232,001
NN Group NV (b)	16,690	471,978
Prudential PLC	55,854	1,382,957
Sompo Japan Nipponkoa Holdings, Inc.	23,100	718,354
Swiss Re AG	4,080	394,919

		7,303,916

Real Estate — 1.4%
Mitsui Fudosan Co. Ltd.	36,000	1,058,021

Real Estate Investment Trusts (REITS) — 1.0%
Goodman Group	91,366	440,211
Unibail-Rodamco SE	749	202,142
Unibail-Rodamco SE	449	121,204

		763,557

		22,652,033

Industrial — 9.5%
Aerospace & Defense — 1.9%
BAE Systems PLC	90,797	703,955
European Aeronautic Defence and Space Co.	11,026	716,474

		1,420,429

Building Materials — 1.3%
Daikin Industries Ltd.	5,900	395,163
HeidelbergCement AG	6,544	519,190

		914,353

Electrical Components & Equipment — 2.4%
Hitachi Ltd.	117,000	799,908
Schneider Electric SE	11,980	931,849

		1,731,757

	Number of Shares	Value
Machinery – Construction & Mining — 1.2%
Rio Tinto PLC	21,498	$878,237

Machinery – Diversified — 0.6%
Kawasaki Heavy Industries Ltd.	92,000	464,842

Metal Fabricate & Hardware — 1.0%
Norsk Hydro ASA	138,645	728,172

Transportation — 1.1%
Mitsui OSK Lines Ltd.	139,000	472,575
Yamato Holdings Co. Ltd. (a)	15,300	353,249

		825,824

		6,963,614

Technology — 3.4%
Computers — 0.7%
Cap Gemini SA	6,552	537,967

Semiconductors — 2.1%
Infineon Technologies AG	30,323	363,074
Samsung Electronics Co., Ltd.	913	1,183,524

		1,546,598

Software — 0.6%
Infosys Ltd. Sponsored ADR (India) (a)	12,671	444,499

		2,529,064

Utilities — 3.8%
Electric — 1.5%
Enel SpA	249,928	1,125,753

Gas — 2.3%
Gaz De France	48,827	966,163
National Grid PLC	55,327	707,356

		1,673,519

		2,799,272

TOTAL COMMON STOCK (Cost $71,327,099)		70,759,155

PREFERRED STOCK — 1.3%
Consumer, Cyclical — 1.3%
Auto Manufacturers — 1.3%
Porsche Automobil Holdings SE 3.230%	9,254	908,402

TOTAL PREFERRED STOCK (Cost $948,854)		908,402

TOTAL EQUITIES (Cost $72,275,953)		71,667,557

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 4/14/15 (b)	75,315	$10,852

TOTAL RIGHTS (Cost $10,671)		10,852

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)	2,880,102	2,880,102

TOTAL MUTUAL FUNDS (Cost $2,880,102)		2,880,102

TOTAL LONG-TERM INVESTMENTS (Cost $75,166,726)		74,558,511

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$1,814,086	1,814,086

TOTAL SHORT-TERM INVESTMENTS (Cost $1,814,086)		1,814,086

TOTAL INVESTMENTS — 104.0% (Cost $76,980,812) (e)		76,372,597

Other Assets/(Liabilities) — (4.0)%		(2,915,279)

NET ASSETS — 100.0%		$73,457,318

Notes to Portfolio of Investments

Percentage	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $2,748,819 or 3.74% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,814,086. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 7/25/39 – 8/15/39, and an aggregate market value, including accrued interest, of $1,850,554.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 95.1%
Basic Materials — 5.5%
Chemicals — 3.2%
Air Liquide	8,069	$1,037,916
Air Water, Inc.	3,000	53,668
Akzo Nobel NV	5,656	428,187
Arkema	1,613	127,316
Asahi Kasei Corp.	30,000	287,046
BASF SE	21,532	2,142,569
Brenntag AG	3,754	225,055
Croda International PLC	2,973	120,678
Daicel Corp.	6,200	74,026
EMS-Chemie Holding AG Registered	179	72,813
Givaudan SA Registered	214	386,399
Hitachi Chemical Co. Ltd.	2,500	53,513
Incitec Pivot Ltd.	37,157	114,845
Israel Chemicals Ltd.	11,757	83,583
Johnson Matthey PLC	4,851	243,381
JSR Corp.	4,200	72,862
K+S AG	4,256	139,178
Kaneka Corp.	7,000	49,333
Kansai Paint Co. Ltd.	5,000	90,948
Koninklijke DSM NV	4,110	229,634
Lanxess AG	2,016	107,560
Linde AG	4,347	886,220
Lonza Group AG Registered	1,323	165,267
Mitsubishi Chemical Holding Corp.	30,800	179,232
Mitsubishi Gas Chemical Co., Inc.	8,000	39,475
Mitsui Chemicals, Inc.	19,000	61,061
Nippon Paint Co. Ltd. (a)	3,600	131,868
Nitto Denko Corp.	3,800	254,044
OCI NV (b)	1,717	53,229
Shin-Etsu Chemical Co. Ltd.	9,600	627,546
Solvay SA Class A	1,336	193,234
Sumitomo Chemical Co. Ltd.	34,000	175,060
Symrise AG	3,036	192,030
Syngenta AG	2,190	744,891
Taiyo Nippon Sanso Corp. (a)	3,000	40,958
Yara International ASA	4,255	216,501

		10,101,126

Forest Products & Paper — 0.2%
Oji Holdings Corp.	17,000	69,660
Stora Enso Oyj Class R	13,715	141,302
Svenska Cellulosa AB Class B	13,997	322,512
UPM-Kymmene OYJ	12,908	251,315

		784,789

Iron & Steel — 0.5%
ArcelorMittal (a)	23,543	221,488
Fortescue Metals Group Ltd. (a)	30,719	45,518

	Number of Shares	Value
Hitachi Metals Ltd.	5,000	$76,887
JFE Holdings, Inc.	11,600	256,313
Kobe Steel Ltd.	75,000	138,632
Nippon Steel Corp.	175,000	441,087
ThyssenKrupp AG	10,534	276,607
Voestalpine AG	2,432	88,907
Yamato Kogyo Co. Ltd.	700	16,936

		1,562,375

Mining — 1.6%
Alumina Ltd.	52,586	64,140
Anglo American PLC	33,301	495,586
Antofagasta PLC	9,949	107,292
BHP Billiton Ltd.	75,476	1,757,792
Boliden AB	6,709	133,216
Fresnillo PLC	4,928	49,745
Glencore PLC	261,073	1,099,114
Iluka Resources Ltd. (a)	10,201	65,721
Mitsubishi Materials Corp.	26,000	87,496
Newcrest Mining Ltd. (b)	17,191	174,265
Orica Ltd. (a)	8,478	128,654
Randgold Resources Ltd.	2,161	149,955
Rio Tinto Ltd. (a)	10,464	453,640
Sumitomo Metal Mining Co. Ltd.	12,000	175,661
Umicore SA	2,218	92,497

		5,034,774

		17,483,064

Communications — 7.2%
Advertising — 0.4%
Dentsu, Inc.	5,200	222,965
Hakuhodo DY Holdings, Inc.	5,300	56,441
JCDecaux SA	1,536	51,589
Publicis Groupe	4,408	340,340
WPP PLC	31,009	703,234

		1,374,569

Internet — 0.4%
Iliad SA	584	136,442
Kakaku.com, Inc. (a)	3,300	54,739
M3, Inc.	4,200	89,249
Mixi, Inc. (a)	700	28,365
Rakuten, Inc.	18,400	324,611
SBI Holdings, Inc.	5,042	61,093
Seek Ltd.	7,383	96,056
Trend Micro, Inc.	2,700	89,085
United Internet AG	3,043	138,743
Yahoo! Japan Corp. (a)	31,800	131,430

		1,149,813

Media — 1.2%
Axel Springer AG	918	54,290
ITV PLC	90,918	340,929

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lagardere S.C.A	2,701	$80,897
Numericable-SFR (b)	2,429	132,460
Pearson PLC	19,061	409,791
ProSiebenSat.1 Media AG	5,257	258,340
Reed Elsevier NV	16,207	404,056
Reed Elsevier PLC	26,234	450,622
RTL Group (b)	843	81,064
Singapore Press Holdings Ltd. (a)	40,000	122,061
Sky PLC	24,361	358,479
Vivendi SA	28,607	711,267
Wolters Kluwer NV	7,239	236,593

		3,640,849

Telecommunications — 5.2%
Alcatel-Lucent (b)	66,229	250,638
Altice SA (b)	2,119	228,834
Belgacom SA	3,476	121,731
Bezeq Israeli Telecommunication Corp. Ltd.	42,902	79,937
BT Group PLC	190,602	1,234,880
Deutsche Telekom AG	74,317	1,360,810
Elisa OYJ (a)	2,962	74,496
Eutelsat Communications SA	3,454	114,360
France Telecom SA	43,698	703,048
Hikari Tsushin, Inc.	300	19,470
HKT Trust / HKT Ltd.	56,840	73,152
Inmarsat PLC	10,544	144,656
KDDI Corp.	39,900	903,979
Koninklijke KPN NV	75,316	254,869
Millicom International Cellular SA	1,520	109,924
NICE Systems Ltd.	1,293	79,026
Nippon Telegraph & Telephone Corp.	8,800	542,267
Nokia Oyj	88,372	675,070
NTT DOCOMO, Inc. (a)	35,700	620,286
PCCW Ltd.	89,136	54,318
SES SA	7,097	251,199
Singapore Telecommunications Ltd.	188,500	600,863
Softbank Corp.	22,600	1,313,727
Spark New Zealand Ltd.	43,310	96,154
StarHub Ltd.	14,000	44,375
Swisscom AG	557	323,532
TDC A/S (a)	18,451	132,171
Tele2 AB	8,316	99,437
Telecom Italia SpA (b)	244,183	286,280
Telecom Italia SpA- RSP	147,862	139,057
Telefonaktiebolaget LM Ericsson Class B	71,483	897,101
Telefonica Deutschland Holding AG	13,354	77,193
Telefonica SA	99,026	1,409,106
Telenet Group Holding NV (b)	1,257	69,149
Telenor ASA	17,711	357,948
TeliaSonera AB	59,942	380,921
Telstra Corp. Ltd.	101,601	487,592

	Number of Shares	Value
TPG Telecom Ltd.	7,153	$49,731
Vodafone Group PLC	620,971	2,029,359

		16,690,646

		22,855,877

Consumer, Cyclical — 11.5%
Airlines — 0.2%
All Nippon Airways Co. Ltd.	27,000	72,385
Cathay Pacific Airways Ltd.	27,000	62,377
Deutsche Lufthansa AG	4,821	67,797
easyJet PLC	3,483	97,196
International Consolidated Airlines Group SA (b)	18,316	164,187
Japan Airlines Co. Ltd.	3,100	96,624
Qantas Airways Ltd. (b)	15,636	37,113
Singapore Airlines Ltd.	14,100	122,765

		720,444

Apparel — 0.5%
Adidas AG	4,905	388,879
Asics Corp.	4,100	111,352
Burberry Group PLC	10,029	257,564
Christian Dior SE	1,296	243,444
Hermes International	628	221,682
Hugo Boss AG	1,632	198,725
Yue Yuen Industrial Holdings Ltd.	18,000	63,885

		1,485,531

Auto Manufacturers — 3.8%
Bayerische Motoren Werke AG	7,756	970,668
Daihatsu Motor Co. Ltd. (a)	4,600	70,432
Daimler AG (a)	22,559	2,172,746
Fiat Chrysler Automobiles NV (b)	5,753	93,536
Fiat Chrysler Automobiles NV (a) (b)	15,554	253,686
Fuji Heavy Industries Ltd.	14,100	468,801
Hino Motors Ltd. (a)	5,700	81,382
Honda Motor Co. Ltd.	38,200	1,241,494
Isuzu Motors Ltd.	14,600	194,214
Mazda Motor Corp.	13,200	268,157
Mitsubishi Motors Corp.	14,500	131,002
Nissan Motor Co. Ltd.	58,500	596,530
Peugeot SA (b)	9,438	158,186
Renault SA	4,489	409,105
Suzuki Motor Corp.	8,500	255,705
Toyota Motor Corp.	64,100	4,473,639
Volkswagen AG	673	173,700

		12,012,983

Automotive & Parts — 1.3%
Aisin Seiki Co.	4,400	159,824
Bridgestone Corp.	15,400	617,941
Cie Generale des Etablissements Michelin Class B	4,356	433,716
Continental AG	2,608	617,732
Denso Corp.	11,500	525,034

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GKN PLC	39,032	$207,503
JTEKT Corp.	4,400	68,717
Koito Manufacturing Co. Ltd.	2,500	75,220
NGK Spark Plug Co., Ltd.	4,500	121,063
NHK Spring Co. Ltd.	4,100	42,802
NOK Corp. (a)	2,300	69,340
Nokian Renkaat OYJ (a)	2,470	73,626
Pirelli & C. SpA	5,211	86,024
Stanley Electric Co. Ltd.	3,200	72,371
Sumitomo Electric Industries Ltd.	18,000	236,242
Sumitomo Rubber Industries Ltd.	4,200	77,556
Toyoda Gosei Co. Ltd.	1,900	42,504
Toyota Industries Corp.	3,700	212,045
Valeo SA	1,801	269,234
The Yokohama Rubber Co. Ltd.	6,000	61,953

		4,070,447

Distribution & Wholesale — 0.9%
Hitachi High-Technologies Corp.	1,600	48,854
ITOCHU Corp. (a)	36,400	394,667
Jardine Cycle & Carriage Ltd.	2,500	74,725
Li & Fung Ltd.	136,000	132,663
Marubeni Corp. (a)	39,500	228,537
Mitsubishi Corp.	32,500	655,178
Mitsui & Co. Ltd.	40,500	544,108
Sumitomo Corp. (a)	25,900	277,329
Toyota Tsusho Corp.	5,100	135,257
Wolseley PLC	6,006	355,242

		2,846,560

Entertainment — 0.2%
Merlin Entertainments PLC (Acquired 11/04/14-3/06/15, Cost $92,170) (c) (e)	15,649	102,377
Oriental Land Co. Ltd. (a)	4,800	363,717
Tabcorp Holdings Ltd.	19,562	70,540
Tatts Group Ltd.	32,895	99,606
Toho Co. Ltd.	2,700	66,079
William Hill PLC	19,772	108,666

		810,985

Food Services — 0.3%
Compass Group PLC	39,354	683,494
Sodexo SA	2,295	223,937

		907,431

Home Builders — 0.3%
Daiwa House Industry Co. Ltd.	13,800	272,403
Iida Group Holdings Co. Ltd.	3,900	48,499
Persimmon PLC	7,561	186,430
Sekisui Chemical Co. Ltd.	11,000	142,853
Sekisui House Ltd.	13,600	197,741

		847,926

Home Furnishing — 0.5%
Electrolux AB Series B (a)	5,418	155,181
Panasonic Corp.	51,800	680,108

	Number of Shares	Value
Sony Corp. (b)	27,000	$721,836

		1,557,125

Leisure Time — 0.3%
Carnival PLC	4,458	217,870
Flight Centre Travel Group Ltd. (a)	1,600	48,138
Sankyo Co. Ltd.	900	32,048
Sega Sammy Holdings, Inc.	4,400	64,312
Shimano, Inc.	1,800	267,961
TUI AG	4,761	83,743
TUI AG	6,267	110,207
Yamaha Corp.	4,100	71,850
Yamaha Motor Co. Ltd.	5,900	142,478

		1,038,607

Lodging — 0.6%
Accor SA	4,919	256,920
City Developments Ltd. (a)	10,000	73,243
Crown Resorts Ltd. (a)	9,747	98,886
Galaxy Entertainment Group Ltd.	53,000	239,631
Genting Singapore PLC (a)	141,000	94,323
InterContinental Hotels Group PLC	5,281	206,123
MGM China Holdings Ltd.	23,600	44,470
Sands China Ltd.	59,200	244,930
Shangri-La Asia Ltd.	32,000	43,909
SJM Holdings Ltd.	42,000	54,736
Whitbread PLC	4,319	335,656
Wynn Macau Ltd.	35,600	76,791

		1,769,618

Retail — 2.4%
ABC-Mart, Inc. (a)	500	29,280
Aeon Co. Ltd. (a)	15,800	173,576
Cie Financiere Richemont SA	12,258	986,833
Citizen Holdings Co. Ltd. (a)	6,300	48,340
Dixons Carphone PLC	21,217	129,816
Don Quijote Holdings Co. Ltd.	1,400	114,019
FamilyMart Co. Ltd.	1,300	54,431
Fast Retailing Co. Ltd.	1,200	464,509
Harvey Norman Holdings Ltd.	14,384	48,650
Hennes & Mauritz AB Class B	22,233	901,164
Inditex SA	25,610	821,111
Isetan Mitsukoshi Holdings Ltd.	7,400	122,503
J Front Retailing Co. Ltd.	5,700	89,660
Kering	1,782	348,315
Kingfisher PLC	54,397	306,971
Lawson, Inc.	1,400	97,190
Marks & Spencer Group PLC	39,416	312,688
Marui Group Co. Ltd.	5,800	65,917
McDonald’s Holdings Co. Japan Ltd. (a)	1,800	39,903
Next PLC	3,597	374,774
Nitori Holdings Co. Ltd.	1,700	115,329
Pandora A/S	2,783	253,716

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shimamura Co. Ltd. (a)	600	$55,602
Sports Direct International PLC (b)	5,861	52,762
Swatch Group AG	740	313,562
The Swatch Group AG	1,116	93,521
Takashimaya Co. Ltd. (a)	7,000	68,866
Travis Perkins PLC	5,521	159,477
USS Co. Ltd.	4,800	83,119
Wesfarmers Ltd.	26,317	879,346
Yamada Denki Co. Ltd. (a)	18,700	77,145

		7,682,095

Storage & Warehousing — 0.0%
Mitsubishi Logistics Corp.	3,000	46,820

Textiles — 0.1%
Kuraray Co. Ltd. (a)	8,900	120,654
Teijin Ltd.	23,000	78,147
Toray Industries, Inc.	34,000	285,083

		483,884

Toys, Games & Hobbies — 0.1%
Bandai Namco Holdings, Inc.	4,500	87,684
Nintendo Co. Ltd.	2,500	367,917
Sanrio Co. Ltd. (a)	1,000	26,793

		482,394

		36,762,850

Consumer, Non-cyclical — 22.4%
Agriculture — 1.4%
British American Tobacco PLC	43,673	2,256,372
Golden Agri-Resources Ltd.	199,400	61,786
Imperial Tobacco Group PLC	22,387	982,759
Japan Tobacco, Inc.	25,800	815,175
Swedish Match AB	4,587	134,920
Wilmar International Ltd.	42,300	100,168

		4,351,180

Beverages — 2.4%
Asahi Group Holdings Ltd.	9,300	295,502
Carlsberg A/S Class B	2,613	215,766
Coca-Cola Amatil Ltd.	14,153	115,986
Coca-Cola HBC AG (a) (b)	4,172	74,892
Diageo PLC	58,863	1,623,041
Heineken Holding NV Class A	2,459	169,452
Heineken NV	5,361	409,368
InBev NV	18,839	2,304,491
Kirin Holdings Co. Ltd.	19,200	252,193
Pernod-Ricard SA	5,043	595,095
Remy Cointreau SA	623	45,883
SABMiller PLC	22,652	1,185,350
Suntory Beverage & Food Ltd.	3,200	136,977
Treasury Wine Estates Ltd.	14,857	57,745

		7,481,741

Biotechnology — 0.3%
CSL Ltd.	11,143	780,367

	Number of Shares	Value
Novozymes A/S	5,575	$254,977

		1,035,344

Commercial Services — 1.4%
Abertis Infraestructuras SA	9,952	179,870
Adecco SA	4,076	339,555
Aggreko PLC	5,862	132,560
Ashtead Group PLC	12,178	195,588
Atlantia SpA	9,802	257,348
Babcock International Group PLC	5,441	79,373
Benesse Holdings, Inc.	1,700	53,548
Brambles Ltd.	37,177	325,527
Bunzl PLC	8,036	218,037
Bureau Veritas SA	6,745	144,967
Capita PLC	16,011	264,681
Dai Nippon Printing Co. Ltd.	14,000	136,194
Edenred	5,167	128,804
Experian PLC	23,100	382,556
G4S PLC	34,861	152,899
Intertek Group PLC	3,739	138,424
ISS A/S (b)	2,567	80,871
Park24 Co. Ltd.	1,900	38,916
Randstad Holding NV	2,883	175,042
Recruit Holdings Co. Ltd.	3,100	96,852
Secom Co. Ltd.	4,900	327,456
Securitas AB Class B	6,683	95,907
SGS SA	129	246,782
Toppan Printing Co. Ltd.	12,000	92,543
Transurban Group	43,436	314,582

		4,598,882

Cosmetics & Personal Care — 0.7%
Beiersdorf AG (a)	2,423	210,747
Kao Corp.	12,100	604,122
L’Oreal	5,880	1,082,652
Shiseido Co. Ltd. (a)	8,800	156,354
Unicharm Corp.	8,800	230,960

		2,284,835

Foods — 5.0%
Ajinomoto Co., Inc. (a)	13,000	285,268
Aryzta AG	1,979	121,262
Associated British Foods PLC	8,339	348,388
Barry Callebaut AG	61	59,698
Calbee, Inc.	1,600	69,554
Carrefour SA	12,930	431,074
Casino Guichard-Perrachon SA	1,260	111,462
Colruyt SA	1,521	66,182
Danone SA	13,553	912,079
Delhaize Group	2,483	223,440
Distribuidora Internacional de Alimentacion SA	13,967	109,186
First Pacific Co. Ltd.	55,750	55,793
ICA Gruppen AB	1,550	51,987

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
J Sainsbury PLC (a)	30,962	$118,498
Jeronimo Martins SGPS SA	5,749	72,270
Kerry Group PLC Class A	3,705	248,847
Kikkoman Corp. (a)	4,000	127,030
Koninklijke Ahold NV	20,898	412,268
Lindt & Spruengli AG	24	128,604
Lindt & Spruengli AG	2	126,547
MEIJI Holdings Co. Ltd.	1,500	183,080
Metro AG	4,030	136,899
Nestle SA	75,615	5,708,889
NH Foods Ltd.	4,000	92,267
Nisshin Seifun Group, Inc.	4,900	57,705
Nissin Foods Holdings Co. Ltd.	1,400	68,742
Seven & I Holdings Co. Ltd.	17,600	740,616
Tate & Lyle PLC	10,120	89,668
Tesco PLC	191,471	685,221
Toyo Suisan Kaisha Ltd.	2,000	70,491
Unilever NV	38,144	1,595,710
Unilever PLC	30,037	1,252,793
WH Group Ltd. (Acquired 11/04/14-11/20/14, Cost $53,000) (b) (c) (e)	80,500	45,809
WM Morrison Supermarkets PLC	47,457	135,654
Woolworths Ltd.	29,820	667,873
Yakult Honsha Co. Ltd. (a)	2,100	146,366
Yamazaki Baking Co. Ltd.	3,000	54,142

		15,811,362

Health Care – Products — 0.9%
Cie Generale d’Optique Essilor International SA	4,864	558,502
Cochlear Ltd. (a)	1,263	86,878
Coloplast A/S Class B	2,717	205,606
Elekta AB (a)	8,124	72,970
Fresenius SE & Co. KGaA	9,037	539,657
Getinge AB Class B (a)	4,678	115,696
Luxottica Group SpA	3,945	250,460
QIAGEN NV (b)	5,178	130,663
Shimadzu Corp.	5,000	55,806
Smith & Nephew PLC	21,030	356,733
Sonova Holding AG	1,203	166,837
Sysmex Corp.	3,600	200,100
Terumo Corp.	7,500	197,950
William Demant Holding (b)	633	53,759

		2,991,617

Health Care – Services — 0.3%
Fresenius Medical Care AG & Co. KGaA	5,086	423,295
Healthscope Ltd.	23,758	55,260
Miraca Holdings, Inc.	1,300	59,904
Ramsay Health Care Ltd.	3,227	164,803
Ryman Healthcare Ltd.	7,512	44,011
Sonic Healthcare Ltd.	8,578	133,265

		880,538

	Number of Shares	Value
Household Products — 0.6%
Henkel AG & Co. KGaA	2,716	$280,900
Husqvarna AB Class B	9,466	68,484
Reckitt Benckiser Group PLC	15,136	1,297,218
Societe BIC SA	739	105,253

		1,751,855

Pharmaceuticals — 9.4%
Actelion Ltd.	2,492	288,540
Alfresa Holdings Corp.	4,300	60,735
Astellas Pharma, Inc.	50,200	822,608
AstraZeneca PLC	29,582	2,028,145
Bayer AG	19,380	2,911,947
Celesio AG	1,314	38,846
Chugai Pharmaceutical Co. Ltd.	5,100	160,787
Daiichi Sankyo Co. Ltd.	15,300	243,097
Eisai Co. Ltd. (a)	6,000	426,672
GlaxoSmithKline PLC	113,903	2,608,370
Grifols SA	3,286	141,095
Grifols SA Class B	79	2,644
Hisamitsu Pharmaceutical Co., Inc.	1,300	53,395
Kyowa Hakko Kirin Co. Ltd.	5,000	65,261
Medipal Holdings Corp.	3,500	45,640
Merck KGaA	3,073	344,883
Mitsubishi Tanabe Pharma Corp.	5,100	87,645
Novartis AG	53,934	5,333,488
Novo Nordisk A/S	47,021	2,515,932
Ono Pharmaceutical Co. Ltd.	1,900	215,008
Orion OYJ Class B	2,184	61,591
Otsuka Holdings Co. Ltd.	9,400	294,398
Roche Holding AG	16,473	4,542,309
Sanofi	27,995	2,754,738
Santen Pharmaceutical Co. Ltd.	8,000	116,412
Shionogi & Co. Ltd.	7,000	233,571
Shire Ltd.	13,793	1,096,824
Sumitomo Dainippon Pharma Co. Ltd. (a)	3,100	36,772
Suzuken Co. Ltd.	1,870	57,110
Taisho Pharmaceutical Holdings Co. Ltd.	700	52,147
Takeda Pharmaceutical Co. Ltd.	18,500	924,712
Teva Pharmaceutical Industries Ltd.	20,224	1,259,834
UCB SA	2,990	215,463

		30,040,619

		71,227,973

Diversified — 1.1%
Holding Company – Diversified — 1.1%
Bollore SA	19,100	101,794
Exor SpA	2,529	114,774
GEA Group AG	4,448	215,129
Groupe Bruxelles Lambert SA	1,787	147,998
Hutchison Whampoa Ltd.	49,990	690,860
Industrivarden AB Class C	3,894	73,182

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Keppel Corp. Ltd. (a)	34,500	$225,655
LVMH Moet Hennessy Louis Vuitton SE	6,533	1,152,957
Noble Group Ltd.	104,800	69,835
NWS Holdings Ltd.	35,312	59,359
Swire Pacific Ltd. Class A	15,500	209,933
Wendel SA	672	80,109
Wharf Holdings Ltd.	36,000	250,491

		3,392,076

Energy — 4.8%
Energy – Alternate Sources — 0.0%
Enel Green Power SpA	38,062	71,140

Oil & Gas — 4.6%
BG Group PLC	79,850	980,928
BP PLC	427,451	2,761,759
Caltex Australia Ltd.	3,017	80,202
ENI SpA	59,503	1,029,874
Galp Energia SGPS SA	9,875	106,663
Idemitsu Kosan Co. Ltd. (a)	1,700	29,629
Inpex Corp.	20,700	228,382
JX Holdings, Inc.	54,600	209,770
Lundin Petroleum AB (a) (b)	4,794	65,679
Neste Oil OYJ (a)	3,342	87,635
OMV AG	3,438	94,359
Repsol YPF SA	24,046	447,194
Royal Dutch Shell PLC Class A	91,630	2,723,138
Royal Dutch Shell PLC Class B	57,158	1,775,673
Santos Ltd.	22,209	119,795
Seadrill Ltd. (a)	9,098	85,143
Showa Shell Sekiyu KK	5,700	52,158
StatoilHydro ASA	26,750	472,635
TonenGeneral Sekiyu KK	7,000	60,338
Total SA	50,156	2,495,328
Transocean Ltd. (a)	8,161	117,535
Tullow Oil PLC	23,433	97,849
Woodside Petroleum Ltd.	17,746	464,246

		14,585,912

Oil & Gas Services — 0.1%
AMEC PLC	9,459	126,791
Petrofac Ltd. (a)	6,212	87,658
Saipem SpA (a) (b)	7,083	72,250
Subsea 7 SA (a)	6,731	57,828
Technip SA	2,294	139,033

		483,560

Pipelines — 0.1%
APA Group	26,422	182,004

		15,322,616

Financial — 24.5%
Banks — 12.8%
Aozora Bank Ltd.	25,000	88,770

	Number of Shares	Value
Australia & New Zealand Banking Group Ltd.	64,633	$1,801,343
Banca Monte dei Paschi di Siena SpA (b)	94,038	62,327
Banco Bilbao Vizcaya Argentaria SA	146,546	1,478,926
Banco Comercial Portugues SA (b)	760,477	78,168
Banco de Sabadell SA (a)	81,363	198,830
Banco Espirito Santo SA (b) (d)	39,664	426
Banco Popolare SC (b)	8,276	129,238
Banco Popular Espanol SA (a)	43,232	211,303
Banco Santander SA	330,713	2,487,302
Bank Hapoalim B.M.	23,474	113,027
Bank Leumi Le-Israel (b)	29,922	111,053
Bank of East Asia Ltd. (The)	28,108	111,971
Bank of Ireland (b)	653,298	247,798
The Bank of Kyoto Ltd.	8,000	83,891
Bank of Queensland Ltd.	8,469	88,787
The Bank of Yokohama Ltd.	26,000	152,030
Bankia SA (b)	101,933	141,911
Bankinter SA	15,375	117,213
Barclays PLC	385,191	1,382,138
Bendigo and Adelaide Bank Ltd. (a)	11,415	108,874
BNP Paribas	24,903	1,514,547
BOC Hong Kong Holdings Ltd.	85,500	304,155
CaixaBank	56,749	268,731
The Chiba Bank Ltd.	17,000	124,854
The Chugoku Bank Ltd.	3,700	55,319
Commerzbank AG (b)	23,102	318,529
Commonwealth Bank of Australia	38,005	2,696,794
Credit Agricole SA	24,352	358,026
Danske Bank A/S	15,266	402,884
DBS Group Holdings, Ltd.	41,200	609,661
Deutsche Bank AG	32,423	1,128,062
DnB NOR ASA	22,992	370,071
Erste Group Bank AG	6,276	154,630
Fukuoka Financial Group, Inc.	18,000	92,775
The Gunma Bank Ltd.	9,000	60,872
The Hachijuni Bank Ltd.	11,000	77,686
Hang Seng Bank Ltd.	18,300	330,121
The Hiroshima Bank Ltd.	11,000	59,349
Hokuhoku Financial Group, Inc.	29,000	64,733
HSBC Holdings PLC	449,868	3,828,456
Intesa Sanpaolo SpA	298,166	1,011,812
Intesa Sanpaolo SpA	21,964	68,295
The Iyo Bank Ltd.	5,400	64,171
The Joyo Bank Ltd.	14,000	72,059
Julius Baer Group Ltd.	5,304	265,953
KBC Groep NV (b)	5,867	363,027
Lloyds Banking Group PLC (b)	1,336,954	1,551,772
Mediobanca SpA	14,949	143,327
Mitsubishi UFJ Financial Group, Inc.	299,600	1,854,987
Mizrahi Tefahot Bank Ltd. (b)	3,664	37,198
Mizuho Financial Group, Inc.	545,700	959,858

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Australia Bank Ltd.	55,496	$1,624,780
Natixis	21,510	160,628
Nordea Bank AB	71,383	870,666
Oversea-Chinese Banking Corp. Ltd.	71,321	548,841
Raiffeisen Bank International AG	2,166	30,284
Resona Holdings, Inc.	53,600	266,464
Royal Bank of Scotland Group PLC (b)	60,279	303,222
Seven Bank Ltd.	16,400	80,993
Shinsei Bank Ltd. (a)	39,000	77,620
The Shizuoka Bank Ltd.	12,000	119,905
Skandinaviska Enskilda Banken AB Class A	35,156	411,252
Societe Generale SA	17,058	824,710
Standard Chartered PLC	57,902	937,534
Sumitomo Mitsui Financial Group, Inc.	29,900	1,145,746
Sumitomo Mitsui Trust Holdings, Inc.	80,000	330,264
Suruga Bank Ltd.	4,700	97,630
Svenska Handelsbanken AB	11,862	535,377
Swedbank AB Class A (a)	21,556	515,213
UBI Banca	20,700	161,593
UniCredit SpA	103,673	703,193
United Overseas Bank Ltd.	29,812	499,074
Westpac Banking Corp.	72,905	2,181,155
Yamaguchi Financial Group, Inc. (a)	6,000	69,104

		40,903,288

Diversified Financial — 2.3%
Aberdeen Asset Management PLC	22,698	154,654
Acom Co. Ltd. (a) (b)	7,900	27,430
Aeon Credit Service Co. Ltd. (a)	2,600	65,682
ASX Ltd. (a)	4,475	140,807
Credit Saison Co. Ltd.	3,200	57,488
Credit Suisse Group	35,930	967,298
Daiwa Securities Group, Inc.	39,000	307,363
Deutsche Boerse AG	4,513	369,061
Eurazeo SA	859	58,930
Hargreaves Lansdown PLC	6,030	102,990
Hong Kong Exchanges and Clearing Ltd.	26,356	644,019
ICAP PLC	11,956	93,422
Investec PLC	13,705	113,564
Japan Exchange Group, Inc.	5,900	171,144
London Stock Exchange Group PLC	7,339	267,279
Macquarie Group Ltd.	6,766	393,130
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,700	57,957
Nomura Holdings, Inc.	86,700	509,783
Old Mutual PLC	115,029	378,679
ORIX Corp.	30,700	431,802
Partners Group Holding AG	396	118,045

	Number of Shares	Value
Platinum Asset Management Ltd.	4,687	$27,854
Schroders PLC	3,055	144,769
Singapore Exchange Ltd.	17,600	104,337
UBS Group AG	85,840	1,611,013

		7,318,500

Insurance — 5.7%
Admiral Group PLC	4,155	94,166
Aegon NV	43,289	341,987
Ageas	4,862	174,564
AIA Group Ltd.	282,180	1,766,752
Allianz SE	10,704	1,859,946
AMP Ltd.	69,426	339,423
Assicurazioni Generali SpA	26,909	529,549
Aviva PLC	70,010	560,479
AXA SA	42,565	1,073,347
Baloise Holding AG	1,164	153,839
CNP Assurances	3,586	62,729
The Dai-ichi Life Insurance Co. Ltd.	25,400	369,016
Delta Lloyd NV	5,221	98,167
Direct Line Insurance Group PLC	33,460	158,192
Gjensidige Forsikring ASA	5,125	88,530
Hannover Rueck SE	1,332	137,778
ING Groep NV (b)	90,680	1,330,037
Insurance Australia Group Ltd.	54,362	251,968
Legal & General Group PLC	140,885	581,541
Mapfre SA	20,151	73,521
Medibank Pvt. Ltd. (b)	63,041	111,260
Mitsui Sumitomo Insurance Group Holdings, Inc.	12,100	339,518
Muenchener Rueckversicherungs AG	4,049	873,787
NN Group NV (b)	3,372	95,357
Prudential PLC	60,094	1,487,940
QBE Insurance Group Ltd. (a)	32,312	319,774
RSA Insurance Group PLC	22,506	140,319
Sampo Oyj	10,644	537,847
SCOR SE	3,452	116,595
Sompo Japan Nipponkoa Holdings, Inc.	7,900	245,671
Sony Financial Holdings, Inc.	4,100	66,006
Standard Life PLC	46,281	325,972
Suncorp Group Ltd.	30,606	314,022
Swiss Life Holding AG	716	177,110
Swiss Re AG	8,267	800,195
T&D Holdings, Inc.	12,900	177,696
Tokio Marine Holdings, Inc.	16,300	616,059
Tryg A/S	507	59,737
UnipolSai SpA	21,992	63,987
Vienna Insurance Group AG Wiener Versicherung Gruppe	962	42,605
Zurich Insurance Group AG	3,504	1,186,822

		18,143,810

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.5%
Cheung Kong Infrastructure Holdings Ltd.	15,000	$129,114
CK Hutchison Holdings Ltd.	33,000	675,537
Delek Group Ltd.	77	19,836
Friends Life Group Ltd.	33,273	203,805
Investment AB Kinnevik Class B	5,778	192,633
Investor AB Class B	10,539	419,877
The Israel Corp. Ltd.	55	19,156
Pargesa Holding SA	755	52,964

		1,712,922

Real Estate — 1.6%
Aeon Mall Co. Ltd.	2,600	51,527
Capitaland Ltd.	57,600	150,018
Daito Trust Construction Co. Ltd.	1,800	201,359
Deutsche Annington Immobilien SE	8,300	280,442
Deutsche Wohnen AG	6,888	176,629
Global Logistic Properties Ltd.	72,000	138,686
Hang Lung Properties Ltd.	51,000	142,932
Henderson Land Development Co. Ltd.	26,151	183,253
Hulic Co. Ltd.	5,400	60,555
Hysan Development Co. Ltd.	15,035	65,729
IMMOFINANZ AG (b)	25,526	75,017
Kerry Properties Ltd.	12,500	43,498
Lend Lease Group	12,396	156,598
Mitsubishi Estate Co. Ltd.	29,000	673,113
Mitsui Fudosan Co. Ltd.	22,000	646,568
New World Development Ltd.	129,480	150,013
Nomura Real Estate Holdings, Inc.	2,900	52,311
NTT Urban Development Corp.	1,900	19,014
REA Group Ltd. (a)	1,221	44,838
Scentre Group	124,938	354,979
Seibu Holdings, Inc. (a)	3,100	80,168
Sino Land Co. Ltd.	70,850	115,079
Sumitomo Realty & Development Co. Ltd.	9,000	324,089
Sun Hung Kai Properties Ltd.	39,258	604,867
Swire Properties Ltd.	30,596	99,413
Swiss Prime Site AG	1,241	107,843
Tokyo Tatemono Co. Ltd.	10,000	73,286
Tokyu Fudosan Holdings Corp.	10,000	68,277
UOL Group Ltd.	10,225	56,716
Wheelock & Co. Ltd.	20,000	102,221

		5,299,038

Real Estate Investment Trusts (REITS) — 1.5%
Ascendas Real Estate Investment Trust	43,000	81,089
British Land Co. PLC	23,368	288,294
CapitaCommercial Trust	50,500	64,859
Capital Shopping Centres Group PLC	22,927	118,306
CapitaMall Trust	52,000	83,238
Dexus Property Group	22,276	128,226

	Number of Shares	Value
Federation Centres Ltd.	32,099	$74,148
Fonciere Des Regions	642	63,515
Fonciere Des Regions (b)	40	3,964
Gecina SA	677	91,577
Goodman Group	42,395	204,264
GPT Group	38,879	135,055
Hammerson PLC	17,575	173,252
ICADE	848	76,589
Japan Prime Realty Investment Corp.	18	61,934
Japan Real Estate Investment Corp. (a)	31	145,761
Japan Retail Fund Investment Corp.	53	105,360
Klepierre	4,098	201,314
Land Securities Group PLC	18,686	347,205
The Link REIT	54,723	335,696
Mirvac Group	90,695	138,504
Nippon Building Fund, Inc.	32	157,136
Nippon Prologis REIT, Inc.	31	68,279
Novion Property Group	45,657	87,018
Segro PLC	18,550	114,677
Stockland	57,587	196,800
Suntec Real Estate Investment Trust (a)	49,000	66,141
Unibail-Rodamco SE	1,744	470,778
Unibail-Rodamco SE (a)	576	155,452
United Urban Investment Corp.	58	90,335
Westfield Corp.	46,440	336,901

		4,665,667

Venture Capital — 0.1%
3i Group PLC	22,302	159,505

		78,202,730

Industrial — 12.3%
Aerospace & Defense — 1.0%
BAE Systems PLC	74,830	580,162
Cobham PLC	28,047	126,459
European Aeronautic Defence and Space Co.	13,801	896,795
Finmeccanica SpA (b)	8,947	106,378
Meggitt PLC	19,966	162,214
Rolls-Royce Holdings PLC	44,620	629,928
Safran SA	6,729	470,262
Thales SA	2,341	129,941
Zodiac Aerospace	4,172	138,266

		3,240,405

Building Materials — 1.1%
Asahi Glass Co. Ltd.	24,000	157,524
Boral Ltd.	17,743	86,241
Compagnie de Saint-Gobain	10,485	459,993
CRH PLC	1,480	38,381
CRH PLC	17,320	450,957
Daikin Industries Ltd.	5,500	368,373

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fletcher Building Ltd.	15,292	$96,161
Geberit AG Registered	903	338,982
HeidelbergCement AG	3,324	263,720
Holcim Ltd.	5,330	398,200
Imerys SA	833	61,203
James Hardie Industries NV	10,102	116,808
Lafarge SA	4,482	290,653
Lixil Group Corp.	6,100	144,703
Rinnai Corp.	800	59,384
Sika AG	52	186,034
Taiheiyo Cement Corp.	27,000	82,585
TOTO Ltd.	6,000	89,180

		3,689,082

Electrical Components & Equipment — 1.1%
Brother Industries Ltd.	5,000	79,616
Casio Computer Co. Ltd. (a)	5,200	98,652
Hitachi Ltd.	114,000	779,397
Legrand SA	6,273	338,076
Mitsubishi Electric Corp.	46,000	547,486
OSRAM Licht AG	2,034	100,934
Prysmian SpA	4,434	91,345
Schneider Electric SE	12,104	941,494
Schneider Electric SE	253	19,477
Sharp Corp. (a) (b)	32,000	62,685
Toshiba Corp.	95,000	398,818

		3,457,980

Electronics — 1.7%
Advantest Corp. (a)	3,100	39,202
Fanuc Corp.	4,500	983,370
Hamamatsu Photonics KK	3,200	96,853
Hirose Electric Co. Ltd.	735	95,101
Hoya Corp.	10,000	401,140
Ibiden Co. Ltd.	2,700	45,610
Japan Display, Inc. (a) (b)	9,500	34,210
Keyence Corp.	1,100	600,830
Koninklijke Philips Electronics NV	22,128	628,575
Kyocera Corp.	7,600	417,117
Mabuchi Motor Co. Ltd.	1,000	53,048
Minebea Co. Ltd.	7,000	110,600
Murata Manufacturing Co. Ltd.	4,800	661,295
NEC Corp.	59,000	173,488
NGK Insulators Ltd.	6,000	128,205
Nidec Corp. (a)	5,100	339,167
Nippon Electric Glass Co. Ltd.	8,000	39,106
Omron Corp.	4,800	216,622
Rexel Promesses	6,220	117,339
Yaskawa Electric Corp. (a)	5,100	74,749
Yokogawa Electric Corp. (a)	5,200	56,057

		5,311,684

Energy – Alternate Sources — 0.1%
Vestas Wind Systems A/S	5,353	221,631

	Number of Shares	Value
Engineering & Construction — 1.2%
ABB Ltd.	51,735	$1,097,656
ACS Actividades de Construccion y Servicios SA	4,037	142,990
Aena SA Acquired 2/27/15-3/26/15, Cost $139,569) (b) (c) (e)	1,516	152,429
Aeroports de Paris	643	76,916
Auckland International Airport Ltd.	20,753	69,699
Boskalis Westminster	2,240	110,297
Bouygues SA	3,780	148,498
Chiyoda Corp.	3,000	25,685
Ferrovial SA	9,992	212,468
Fraport AG Frankfurt Airport Services Worldwide	723	43,276
JGC Corp. (a)	5,000	99,460
Kajima Corp.	19,000	88,325
Leighton Holdings Ltd. (a)	2,660	42,667
Obayashi Corp.	15,000	97,446
SembCorp Industries Ltd.	21,000	64,395
Shimizu Corp.	13,000	88,038
Singapore Technologies Engineering Ltd.	34,000	86,120
Skanska AB	9,207	206,010
Sydney Airport	27,248	107,228
Taisei Corp.	24,000	135,750
Vinci SA	11,158	638,557
WorleyParsons Ltd.	3,732	27,115

		3,761,025

Environmental Controls — 0.0%
Kurita Water Industries Ltd.	2,400	58,079

Hand & Machine Tools — 0.4%
Fuji Electric Co. Ltd.	12,000	56,692
Makita Corp.	2,900	150,644
Sandvik AB	24,719	276,528
Schindler Holding AG	1,095	182,229
Schindler Holding AG	469	76,671
SMC Corp.	1,300	388,008
Techtronic Industries Co.	31,403	106,175
THK Co. Ltd.	2,900	73,866

		1,310,813

Machinery – Construction & Mining — 1.1%
Atlas Copco AB Class A Shares	16,047	519,663
Atlas Copco AB Class B	9,187	271,470
BHP Billiton PLC	49,625	1,077,445
Hitachi Construction Machinery Co. Ltd. (a)	2,100	36,743
Komatsu Ltd.	21,600	424,810
Rio Tinto PLC	29,872	1,220,332

		3,550,463

Machinery – Diversified — 1.0%
Alstom SA (b)	4,867	149,825
Amada Co. Ltd.	7,600	73,052

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Andritz AG	1,562	$93,408
CNH Industrial NV	23,099	189,143
Hexagon AB Class B	6,023	214,191
IHI Corp.	31,000	145,294
Kawasaki Heavy Industries Ltd.	32,000	161,684
Kone OYJ (a)	7,397	327,902
Kubota Corp.	26,000	411,934
MAN SE	741	78,090
Metso OYJ (a)	2,621	76,518
Mitsubishi Heavy Industries Ltd.	72,000	397,090
Nabtesco Corp.	2,700	78,246
Sumitomo Heavy Industries Ltd.	14,000	91,793
Volvo AB Class B (a)	35,600	430,450
The Weir Group PLC	4,712	118,821
Zardoya Otis SA (a)	4,349	56,095

		3,093,536

Manufacturing — 1.2%
Alfa Laval AB	7,016	137,866
ALS Ltd. (a)	10,118	37,984
FUJIFILM Holdings Corp.	10,900	388,226
IMI PLC	6,733	127,191
Konica Minolta Holdings, Inc.	11,700	118,998
Melrose Industries PLC	22,751	93,523
Nikon Corp. (a)	8,400	112,706
Olympus Corp. (b)	5,400	200,696
Orkla ASA	18,734	141,712
Siemens AG	18,596	2,013,289
Smiths Group PLC	9,630	159,451
Sulzer AG	575	63,198
Wartsila OYJ Abp	3,296	145,997

		3,740,837

Metal Fabricate & Hardware — 0.4%
Assa Abloy AB Series B	7,700	458,930
Maruichi Steel Tube Ltd. (a)	900	21,336
Norsk Hydro ASA	29,775	156,380
NSK Ltd.	11,000	160,948
SKF AB Class B (a)	9,645	248,959
Tenaris SA	11,736	164,599
Vallourec SA	2,284	55,806

		1,266,958

Packaging & Containers — 0.2%
Amcor Ltd.	28,960	308,994
Rexam PLC	17,463	149,830
Toyo Seikan Kaisha Ltd.	4,100	60,135

		518,959

Shipbuilding — 0.0%
SembCorp Marine Ltd. (a)	24,300	51,623
Yangzijiang Shipbuilding Holdings Ltd.	48,800	44,906

		96,529

	Number of Shares	Value
Transportation — 1.8%
AP Moeller — Maersk A/S Class A (a)	86	$174,768
AP Moeller — Maersk A/S Class B (a)	169	353,400
Asciano Group	22,315	107,544
Aurizon Holdings Ltd.	47,917	176,614
Central Japan Railway Co.	3,400	615,657
ComfortDelGro Corp. Ltd.	51,400	108,201
Deutsche Post AG	22,801	713,272
DSV A/S	4,458	138,714
East Japan Railway	7,800	626,318
Groupe Eurotunnel SE	10,499	150,488
Hankyu Hanshin Holdings, Inc.	26,000	160,916
Hutchison Port Holdings Trust	145,800	101,195
Kamigumi Co. Ltd.	5,000	47,240
Keihan Electric Railway Co. Ltd.	11,000	67,085
Keikyu Corp.	11,000	88,042
Keio Corp.	13,000	102,089
Keisei Electric Railway Co. Ltd.	6,000	74,594
Kintetsu Corp.	44,000	161,665
Koninklijke Vopak NV (a)	1,556	85,989
Kuehne & Nagel International AG	1,211	179,981
Mitsui OSK Lines Ltd.	24,000	81,596
MTR Corp.	33,033	156,503
Nagoya Railroad Co. Ltd. (a)	23,000	91,969
Nippon Express Co. Ltd.	22,000	123,134
Nippon Yusen KK	35,000	100,895
Odakyu Electric Railway Co. Ltd.	14,000	142,826
Royal Mail PLC	13,884	90,209
TNT Express NV	9,849	62,617
Tobu Railway Co. Ltd.	26,000	123,466
Tokyu Corp.	27,000	166,876
Toll Holdings Ltd.	15,128	101,860
West Japan Railway Co.	3,800	199,532
Yamato Holdings Co. Ltd.	8,200	189,323

		5,864,578

		39,182,559

Technology — 2.4%
Computers — 0.4%
Atos Origin SA	1,861	127,780
Cap Gemini SA	3,327	273,171
Computershare Ltd.	11,639	112,464
Fujitsu LTD	43,000	293,493
Gemalto NV (a)	216	17,226
Gemalto NV (a)	1,566	124,873
Itochu Techno-Solutions Corp.	1,400	29,039
NTT Data Corp. (a)	3,100	135,075
Otsuka Corp.	1,300	55,334
TDK Corp.	2,800	199,007

		1,367,462

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies — 0.4%
Canon, Inc.	26,700	$944,214
Ricoh Co. Ltd.	15,900	173,296
Seiko Epson Corp.	6,000	106,560

		1,224,070

Semiconductors — 0.8%
ARM Holdings PLC	33,442	547,531
ASM Pacific Technology Ltd.	5,000	52,089
ASML Holding NV	8,242	839,810
Infineon Technologies AG	27,040	323,765
Rohm Co. Ltd.	2,200	150,713
STMicroelectronics NV	15,851	147,744
Tokyo Electron Ltd.	4,000	278,904

		2,340,556

Software — 0.8%
Amadeus IT Holding SA Class A	10,299	441,639
COLOPL, Inc. (a)	1,000	21,594
Dassault Systemes SA	3,113	210,915
GungHo Online Entertainment, Inc. (a)	6,900	27,037
Konami Corp.	1,900	35,603
Nexon Co. Ltd.	2,400	25,588
Nomura Research Institute Ltd.	2,500	94,098
Oracle Corp.	1,000	43,077
The Sage Group PLC	24,587	170,161
SAP SE	21,616	1,569,660

		2,639,372

		7,571,460

Utilities — 3.4%
Electric — 2.0%
AGL Energy Ltd.	14,927	172,523
AusNet Services	38,598	42,843
Chubu Electric Power Co., Inc.	15,900	189,983
The Chugoku Electric Power Co., Inc.	7,700	100,433
CLP Holdings Ltd.	44,499	387,721
Contact Energy Ltd.	9,210	41,148
E.ON AG	47,122	702,095
EDP — Energias de Portugal SA	56,413	211,271
Electric Power Development Co. Ltd.	3,100	104,593
Electricite de France	5,429	130,399
Endesa SA	7,855	151,474
Enel SpA	155,076	698,510
Fortum OYJ (a)	10,457	219,195
Hokuriku Electric Power Co.	3,400	45,061
HongKong Electric Holdings	33,000	335,545
Iberdrola SA	121,098	780,414
The Kansai Electric Power Co., Inc. (b)	16,000	152,792
Kyushu Electric Power (a) (b)	9,600	93,143
Meridian Energy Ltd.	29,740	44,972
Mighty River Power Ltd.	14,993	34,696
Origin Energy Ltd.	26,278	225,212
Red Electrica Corp. SA	2,548	206,736

	Number of Shares	Value
RWE AG	11,733	$299,992
Scottish & Southern Energy PLC	23,468	521,250
Shikoku Electric Power Co., Inc. (b)	4,400	54,238
Terna Rete Elettrica Nazionale SpA	33,603	147,949
Tohoku Electric Power Co., Inc.	10,500	119,447
The Tokyo Electric Power Co., Inc. (b)	32,800	124,316

		6,337,951

Gas — 1.2%
Centrica PLC	116,107	435,504
Enagas SA	4,690	134,228
Gas Natural SDG SA	7,839	175,981
Gaz De France	34,143	675,604
Hong Kong & China Gas Co. Ltd.	150,720	347,281
National Grid PLC	88,076	1,126,053
Osaka Gas Co. Ltd.	42,000	175,872
Snam Rete Gas SpA	47,237	228,804
Toho Gas Co. Ltd. (a)	11,000	64,215
Tokyo Gas Co. Ltd.	54,000	340,089

		3,703,631

Water — 0.2%
Severn Trent PLC	5,825	177,847
Suez Environnement Co.	7,493	128,669
United Utilities Group PLC	16,417	227,168
Veolia Environnement SA	10,121	191,592

		725,276

		10,766,858

TOTAL COMMON STOCK (Cost $274,424,971)		302,768,063

PREFERRED STOCK — 0.6%
Consumer, Cyclical — 0.5%
Auto Manufacturers — 0.5%
Bayerische Motoren Werke AG 3.710%	1,185	109,727
Porsche Automobil Holdings SE 3.230%	3,623	355,645
Volkswagen AG 2.550%	3,805	1,012,558

		1,477,930

Consumer, Non-cyclical — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA 1.610%	4,094	482,188

Energy — 0.0%
Oil & Gas — 0.0%
Fuchs Petrolub AG 2.370%	1,642	65,720

TOTAL PREFERRED STOCK (Cost $1,589,959)		2,025,838

TOTAL EQUITIES (Cost $276,014,930)		304,793,901

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
Telefonica SA, Expires 4/10/15 (b)	99,026	$15,972

Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 4/14/15 (b)	146,546	21,115
Banco de Sabadell SA, Expires 4/17/15 (a) (b)	81,363	20,646

		41,761

TOTAL RIGHTS (Cost $20,763)		57,733

MUTUAL FUNDS — 4.1%
Diversified Financial — 4.1%
iShares MSCI EAFE Index Fund	8,505	545,766
State Street Navigator Securities Lending Prime Portfolio (f)	12,483,067	12,483,067

		13,028,833

TOTAL MUTUAL FUNDS (Cost $13,035,934)		13,028,833

TOTAL LONG-TERM INVESTMENTS (Cost $289,071,627)		317,880,467

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (g)	$7,427,404	7,427,404

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	48,454	48,454

TOTAL SHORT-TERM INVESTMENTS (Cost $7,475,858)		7,475,858

TOTAL INVESTMENTS — 102.1% (Cost $296,547,485) (h)		325,356,325

Other Assets/(Liabilities) — (2.1)%		(6,833,119)

NET ASSETS — 100.0%		$318,523,206

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $11,869,448 or 3.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $300,615 or 0.09% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $426 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $300,615 or 0.09% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $7,427,406. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $7,579,881.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.0%
Basic Materials — 4.7%
Chemicals — 3.7%
Air Liquide	61,372	$7,894,281
Akzo Nobel NV	94,004	7,116,563
Brenntag AG	18,158	1,088,583
Linde AG	28,163	5,741,569
Shin-Etsu Chemical Co. Ltd.	33,100	2,163,727
Solvay SA Class A	14,364	2,077,560

		26,082,283

Forest Products & Paper — 0.2%
UPM-Kymmene OYJ	80,222	1,561,897

Iron & Steel — 0.2%
ArcelorMittal (a)	123,726	1,163,991

Mining — 0.6%
Orica Ltd. (a)	299,549	4,545,681

		33,353,852

Communications — 5.4%
Advertising — 2.1%
Publicis Groupe	20,055	1,548,438
WPP PLC	576,961	13,084,553

		14,632,991

Internet — 0.1%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (b)	6,437	535,816

Media — 1.3%
ProSiebenSat.1 Media AG	91,349	4,489,082
Sky PLC	335,739	4,940,499

		9,429,581

Telecommunications — 1.9%
Deutsche Telekom AG	130,077	2,381,826
Koninklijke KPN NV	497,273	1,682,771
Nippon Telegraph & Telephone Corp.	41,700	2,569,605
Singapore Telecommunications Ltd.	218,000	693,591
Singapore Telecommunications Ltd.	349,000	1,112,473
Telecom Italia SpA (a) (b)	1,310,355	1,536,262
Vodafone Group PLC	1,186,828	3,878,603

		13,855,131

		38,453,519

Consumer, Cyclical — 16.9%
Airlines — 0.4%
Japan Airlines Co. Ltd.	49,700	1,549,102
Ryanair Holdings PLC Sponsored ADR (Ireland)	20,477	1,367,249

		2,916,351

	Number of Shares	Value
Apparel — 1.1%
Adidas AG	6,600	$523,262
Christian Dior SE	5,800	1,089,487
Global Brands Group Holding Ltd. (b)	8,801,600	1,709,110
Hermes International	1,952	689,050
Prada SpA	649,900	3,873,140

		7,884,049

Auto Manufacturers — 6.1%
Bayerische Motoren Werke AG	44,500	5,569,199
Daimler AG (a)	79,036	7,612,269
Honda Motor Co. Ltd.	449,300	14,602,175
Mazda Motor Corp.	42,300	859,322
Renault SA	24,699	2,250,946
Toyota Motor Corp.	183,200	12,785,814

		43,679,725

Automotive & Parts — 1.5%
Delphi Automotive PLC	43,699	3,484,558
Denso Corp.	160,800	7,341,352

		10,825,910

Distribution & Wholesale — 0.9%
Li & Fung Ltd.	3,753,600	3,661,497
Wolseley PLC	50,699	2,998,738

		6,660,235

Food Services — 1.8%
Compass Group PLC	655,499	11,384,599
Sodexo SA	16,848	1,643,964

		13,028,563

Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	85,600	1,689,688

Home Furnishing — 0.6%
Electrolux AB Series B (a)	51,712	1,481,125
Sony Corp. (b)	95,400	2,550,487

		4,031,612

Leisure Time — 0.3%
TUI AG	81,905	1,440,319
Yamaha Motor Co. Ltd.	40,000	965,954

		2,406,273

Lodging — 0.6%
InterContinental Hotels Group PLC	32,441	1,266,208
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	126,500	2,714,690

		3,980,898

Retail — 3.4%
Cie Financiere Richemont SA	80,650	6,492,749
Dixons Carphone PLC	112,674	689,393
Hennes & Mauritz AB Class B	144,228	5,845,955

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kering	24,100	$4,710,661
Yum! Brands, Inc.	83,374	6,563,201

		24,301,959

		121,405,263

Consumer, Non-cyclical — 21.9%
Agriculture — 0.8%
British American Tobacco PLC	29,776	1,538,381
Japan Tobacco, Inc.	120,100	3,794,669
Swedish Match AB	17,600	517,681

		5,850,731

Beverages — 3.5%
Carlsberg A/S Class B (a)	27,952	2,308,111
Diageo PLC	346,721	9,560,208
Heineken Holding NV Class A	13,400	923,406
Heineken NV	19,691	1,503,612
Pernod-Ricard SA	86,472	10,204,055
SABMiller PLC	18,653	976,088

		25,475,480

Commercial Services — 2.6%
Adecco SA	38,250	3,186,450
Bureau Veritas SA	84,570	1,817,622
Experian PLC	261,100	4,324,045
G4S PLC	96,600	423,684
Hays PLC	330,815	748,080
Meitec Corp.	13,000	435,892
Randstad Holding NV	112,761	6,846,306
Secom Co. Ltd.	12,700	848,712

		18,630,791

Cosmetics & Personal Care — 0.8%
Beiersdorf AG (a)	67,859	5,902,223

Foods — 4.9%
Danone SA	174,095	11,716,099
Loblaw Cos. Ltd.	53,768	2,628,648
Nestle SA	233,018	17,592,726
NH Foods Ltd.	34,000	784,272
Seven & I Holdings Co. Ltd.	51,800	2,179,769

		34,901,514

Health Care – Products — 0.9%
Sonova Holding AG	18,614	2,581,459
Terumo Corp.	155,500	4,104,157

		6,685,616

Household Products — 1.2%
Reckitt Benckiser Group PLC	98,348	8,428,832

Pharmaceuticals — 7.2%
AstraZeneca PLC	47,274	3,241,111
Bayer AG	118,897	17,864,900
GlaxoSmithKline PLC	117,500	2,690,741
Merck KGaA	63,418	7,117,403
Novartis AG	64,639	6,392,096

	Number of Shares	Value
Roche Holding AG	34,952	$9,637,759
Shire Ltd.	17,277	1,373,873
Valeant Pharmaceuticals International, Inc. (b)	15,354	3,049,612

		51,367,495

		157,242,682

Diversified — 1.6%
Holding Company – Diversified — 1.6%
Exor SpA	13,600	617,211
Hutchison Whampoa Ltd.	103,000	1,423,457
LVMH Moet Hennessy Louis Vuitton SE	55,116	9,726,984

		11,767,652

Energy — 2.8%
Oil & Gas — 2.8%
BG Group PLC	475,521	5,841,601
Inpex Corp.	321,300	3,544,888
Oil Search Ltd.	187,894	1,029,541
Reliance Industries Ltd.	100,888	1,325,683
Repsol YPF SA	132,153	2,457,706
Royal Dutch Shell PLC Class A	79,556	2,364,313
Suncor Energy, Inc.	24,778	724,041
Total SA (a)	56,132	2,792,642

		20,080,415

Financial — 22.9%
Banks — 10.7%
Australia & New Zealand Banking Group Ltd.	108,422	3,021,757
Banco Bilbao Vizcaya Argentaria SA	164,718	1,662,316
Bankia SA (b)	567,823	790,521
Barclays PLC	1,783,687	6,400,203
BNP Paribas	182,294	11,086,729
DBS Group Holdings, Ltd.	489,700	7,246,379
DnB NOR ASA	92,765	1,493,113
HSBC Holdings PLC	802,858	6,832,464
Industrial & Commercial Bank of China	2,188,000	1,612,313
Intesa Sanpaolo SpA	2,232,852	7,577,079
Itau Unibanco Holding SA Sponsored ADR (Brazil)	177,774	1,966,180
Julius Baer Group Ltd.	70,497	3,534,855
Kasikornbank PCL	157,500	1,111,523
KBC Groep NV (b)	50,351	3,115,521
Lloyds Banking Group PLC (b)	4,660,900	5,409,802
Mitsubishi UFJ Financial Group, Inc.	827,800	5,125,361
Sberbank of Russia Sponsored ADR (Russia)	181,347	792,486
Sberbank of Russia Sponsored ADR (Russia)	2,735	12,003

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Societe Generale SA	24,907	$1,204,189
Standard Chartered PLC	217,062	3,514,610
Sumitomo Mitsui Financial Group, Inc.	54,600	2,092,232
UniCredit SpA	116,937	793,160

		76,394,796

Diversified Financial — 4.8%
Credit Suisse Group	442,471	11,912,085
Daiwa Securities Group, Inc.	752,000	5,926,586
Housing Development Finance Corp.	214,598	4,511,445
ORIX Corp.	81,000	1,139,281
Schroders PLC	300	10,805
Schroders PLC	68,500	3,246,040
UBS Group AG	422,929	7,937,375

		34,683,617

Insurance — 6.9%
AIA Group Ltd.	1,215,400	7,609,720
Allianz SE	41,350	7,185,050
AMP Ltd.	630,557	3,082,787
Assicurazioni Generali SpA	72,671	1,430,112
Aviva PLC	249,298	1,995,804
AXA SA	133,758	3,372,931
ING Groep NV (b)	618,584	9,073,003
NN Group NV (b)	36,636	1,036,032
Prudential PLC	283,403	7,017,117
Sompo Japan Nipponkoa Holdings, Inc.	50,200	1,561,099
Swiss Re AG	9,601	929,318
Willis Group Holdings PLC	98,300	4,736,094

		49,029,067

Real Estate — 0.3%
Mitsui Fudosan Co. Ltd.	78,000	2,292,379

Real Estate Investment Trusts (REITS) — 0.2%
Goodman Group	200,424	965,666
Unibail-Rodamco SE	1,359	366,851
Unibail-Rodamco SE	1,237	333,844

		1,666,361

		164,066,220

Industrial — 14.1%
Aerospace & Defense — 1.8%
BAE Systems PLC	198,700	1,540,534
European Aeronautic Defence and Space Co.	24,425	1,587,148
Meggitt PLC	254,449	2,067,270
MTU Aero Engines AG	15,733	1,544,888
Rolls-Royce Holdings PLC	270,049	3,812,448
Safran SA	33,100	2,313,223

		12,865,511

	Number of Shares	Value
Building Materials — 0.9%
Daikin Industries Ltd.	11,800	$790,327
HeidelbergCement AG	14,308	1,135,172
Holcim Ltd.	65,250	4,874,776

		6,800,275

Electrical Components & Equipment — 2.0%
Hitachi Ltd.	253,000	1,729,715
Legrand SA	46,959	2,530,803
Schneider Electric SE	132,940	10,340,566

		14,601,084

Electronics — 3.5%
Fanuc Corp.	23,400	5,113,524
Hon Hai Precision Industry Co. Ltd.	724,495	2,117,915
Hoya Corp.	219,300	8,797,002
Koninklijke Philips Electronics NV	163,564	4,646,253
Kyocera Corp.	77,800	4,269,964

		24,944,658

Hand & Machine Tools — 0.3%
Schindler Holding AG	14,950	2,487,973

Machinery – Construction & Mining — 1.1%
Atlas Copco AB Class B	58,100	1,716,821
Komatsu Ltd.	3,400	66,868
Rio Tinto PLC	145,410	5,940,294

		7,723,983

Machinery – Diversified — 0.8%
CNH Industrial NV (a)	613,500	5,023,553
Kawasaki Heavy Industries Ltd.	202,000	1,020,632

		6,044,185

Manufacturing — 1.0%
Olympus Corp. (b)	26,400	981,181
Smiths Group PLC	360,094	5,962,327

		6,943,508

Metal Fabricate & Hardware — 0.8%
Norsk Hydro ASA	303,208	1,592,467
SKF AB Class B	147,900	3,817,635

		5,410,102

Transportation — 1.9%
Canadian National Railway Co.	92,664	6,196,442
Kuehne & Nagel International AG	36,732	5,459,191
Mitsui OSK Lines Ltd.	305,000	1,036,945
Yamato Holdings Co. Ltd.	33,400	771,144

		13,463,722

		101,285,001

Technology — 5.3%
Computers — 0.2%
Cap Gemini SA	14,328	1,176,433
NCR Corp. (b)	20,108	593,387

		1,769,820

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet — 0.3%
Check Point Software Technologies Ltd. (b)	21,891	$1,794,405

Semiconductors — 2.8%
Infineon Technologies AG	65,935	789,477
Samsung Electronics Co., Ltd.	8,590	11,135,239
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	348,845	8,190,881

		20,115,597

Software — 2.0%
Amadeus IT Holding SA Class A	72,476	3,107,895
Dassault Systemes SA	29,753	2,015,859
Infosys Ltd. Sponsored ADR (India) (a)	27,955	980,661
SAP SE	113,423	8,236,285

		14,340,700

		38,020,522

Utilities — 1.4%
Electric — 0.3%
Enel SpA	548,616	2,471,135

Gas — 1.1%
Gaz De France	304,608	6,027,421
National Grid PLC	121,387	1,551,935

		7,579,356

		10,050,491

TOTAL COMMON STOCK (Cost $624,722,181)		695,725,617

PREFERRED STOCK — 0.3%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Porsche Automobil Holdings SE 3.230%	20,313	1,993,990

TOTAL PREFERRED STOCK (Cost $2,082,197)		1,993,990

TOTAL EQUITIES (Cost $626,804,378)		697,719,607

RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 4/14/15 (b)	164,718	23,733

TOTAL RIGHTS (Cost $23,337)		23,733

	Number of Shares	Value
MUTUAL FUNDS — 3.8%
Diversified Financial — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)	26,977,079	$26,977,079

TOTAL MUTUAL FUNDS (Cost $26,977,079)		26,977,079

TOTAL LONG-TERM INVESTMENTS (Cost $653,804,794)		724,720,419

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$14,931,892	14,931,892

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	22,801	22,801

TOTAL SHORT-TERM INVESTMENTS (Cost $14,954,693)		14,954,693

TOTAL INVESTMENTS — 103.2% (Cost $668,759,487) (e)		739,675,112

Other Assets/(Liabilities) — (3.2)%		(22,783,489)

NET ASSETS — 100.0%		$716,891,623

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $25,760,283 or 3.59% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $14,931,896. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 3.000%, maturity dates ranging from 8/15/39 – 5/15/40, and an aggregate market value, including accrued interest, of $15,237,419.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 31.3%
MassMutual Premier Disciplined Growth Fund, Class I (a)	673,168	$8,172,256
MassMutual Premier Disciplined Value Fund, Class I (a)	488,253	7,821,819
MassMutual Premier International Equity Fund, Class I (a)	186,851	2,290,797
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	320,269	3,532,572
MassMutual Select Blue Chip Growth Fund, Class I (a)	86,050	1,558,361
MassMutual Select Diversified International Fund, Class I (a)	246,424	1,715,112
MassMutual Select Diversified Value Fund, Class I (a)	117,475	1,735,112
MassMutual Select Focused Value Fund, Class I (a)	212,756	4,740,209
MassMutual Select Fundamental Growth Fund, Class I (a)	188,426	1,573,360
MassMutual Select Fundamental Value Fund, Class I (a)	88,887	1,255,083
MassMutual Select Growth Opportunities Fund, Class I (a)	106,922	1,292,693
MassMutual Select Large Cap Value Fund, Class I (a)	154,587	1,249,062
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	116,686	2,324,376
MassMutual Select Mid-Cap Value Fund, Class I (a)	166,231	2,591,543
MassMutual Select Overseas Fund, Class I (a)	630,363	5,521,977
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	49,621	863,402
MassMutual Select Small Cap Value Equity Fund, Class I (a)	95,803	1,577,883
MassMutual Select Small Company Growth Fund, Class I (a)	34,963	446,826
MassMutual Select Small Company Value Fund, Class I (a)	39,019	567,726
MM MSCI EAFE International Index Fund, Class I (a)	390,556	5,026,460
MM Russell 2000 Small Cap Index Fund, Class I (a)	136,826	1,745,895
MM S&P Mid Cap Index Fund, Class I (a)	198,497	2,739,256
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,708,145	3,740,837
Oppenheimer Developing Markets Fund, Class I (a)	40,357	1,397,557

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	224,009	$2,591,780
Oppenheimer Real Estate Fund, Class I (a)	26,978	816,341

		68,888,295

Fixed Income Funds — 68.8%
Babson Global Floating Rate Fund, Class Y (a)	197,092	1,899,962
MassMutual Premier Core Bond Fund, Class I (a)	5,972,465	68,384,730
MassMutual Premier High Yield Fund, Class I (a)	306,781	2,819,319
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,557,324	16,242,891
MassMutual Premier Money Market Fund, Class R5 (a)	2,077,116	2,077,116
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,622,942	27,331,053
MassMutual Select Strategic Bond Fund, Class I (a)	1,110,160	11,490,155
MassMutual Select Total Return Bond Fund, Class I (a)	1,491,783	15,275,856
Oppenheimer International Bond Fund, Class I (a)	969,687	5,730,851

		151,251,933

TOTAL MUTUAL FUNDS (Cost $220,928,120)		220,140,228

TOTAL LONG-TERM INVESTMENTS (Cost $220,928,120)		220,140,228

TOTAL INVESTMENTS — 100.1% (Cost $220,928,120) (c)		220,140,228

Other Assets/(Liabilities) — (0.1)%		(111,188)

NET ASSETS — 100.0%		$220,029,040

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 59.6%
MassMutual Premier Disciplined Growth Fund, Class I (a)	2,040,369	$24,770,085
MassMutual Premier Disciplined Value Fund, Class I (a)	1,477,757	23,673,670
MassMutual Premier International Equity Fund, Class I (a)	735,808	9,021,009
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	848,624	9,360,328
MassMutual Select Blue Chip Growth Fund, Class I (a)	417,357	7,558,332
MassMutual Select Diversified International Fund, Class I (a)	971,176	6,759,387
MassMutual Select Diversified Value Fund, Class I (a)	569,742	8,415,086
MassMutual Select Focused Value Fund, Class I (a)	485,995	10,827,966
MassMutual Select Fundamental Growth Fund, Class I (a)	915,428	7,643,823
MassMutual Select Fundamental Value Fund, Class I (a)	430,295	6,075,759
MassMutual Select Growth Opportunities Fund, Class I (a)	518,516	6,268,858
MassMutual Select Large Cap Value Fund, Class I (a)	748,752	6,049,913
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	461,101	9,185,139
MassMutual Select Mid-Cap Value Fund, Class I (a)	659,295	10,278,414
MassMutual Select Overseas Fund, Class I (a)	2,497,109	21,874,677
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	171,490	2,983,929
MassMutual Select Small Cap Value Equity Fund, Class I (a)	375,086	6,177,669
MassMutual Select Small Company Growth Fund, Class I (a)	137,831	1,761,475
MassMutual Select Small Company Value Fund, Class I (a)	126,686	1,843,285
MM MSCI EAFE International Index Fund, Class I (a)	1,535,392	19,760,492
MM Russell 2000 Small Cap Index Fund, Class I (a)	535,032	6,827,009
MM S&P Mid Cap Index Fund, Class I (a)	818,513	11,295,476
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	4,634,305	10,149,129
Oppenheimer Developing Markets Fund, Class I (a)	105,306	3,646,740
Oppenheimer Global Real Estate Fund, Class I (a)	621,693	7,192,991

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	74,122	$2,242,922

		241,643,563

Fixed Income Funds — 40.5%
Babson Global Floating Rate Fund, Class Y (a)	369,689	3,563,798
MassMutual Premier Core Bond Fund, Class I (a)	6,757,199	77,369,927
MassMutual Premier High Yield Fund, Class I (a)	595,805	5,475,444
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,609,200	16,783,955
MassMutual Premier Money Market Fund, Class R5 (a)	1,295,967	1,295,967
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,089,080	21,768,218
MassMutual Select Strategic Bond Fund, Class I (a)	1,268,976	13,133,898
MassMutual Select Total Return Bond Fund, Class I (a)	1,705,467	17,463,985
Oppenheimer International Bond Fund, Class I (a)	1,247,581	7,373,206

		164,228,398

TOTAL MUTUAL FUNDS (Cost $400,210,076)		405,871,961

TOTAL LONG-TERM INVESTMENTS (Cost $400,210,076)		405,871,961

TOTAL INVESTMENTS — 100.1% (Cost $400,210,076) (c)		405,871,961

Other Assets/(Liabilities) — (0.1)%		(245,124)

NET ASSETS — 100.0%		$405,626,837

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,940,957	$23,563,220
MassMutual Premier Disciplined Value Fund, Class I (a)	1,407,084	22,541,489
MassMutual Premier International Equity Fund, Class I (a)	912,140	11,182,838
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	931,210	10,271,247
MassMutual Select Blue Chip Growth Fund, Class I (a)	611,290	11,070,454
MassMutual Select Diversified International Fund, Class I (a)	1,200,839	8,357,842
MassMutual Select Diversified Value Fund, Class I (a)	834,357	12,323,455
MassMutual Select Focused Value Fund, Class I (a)	378,079	8,423,607
MassMutual Select Fundamental Growth Fund, Class I (a)	1,339,273	11,182,933
MassMutual Select Fundamental Value Fund, Class I (a)	631,105	8,911,210
MassMutual Select Growth Opportunities Fund, Class I (a)	759,935	9,187,611
MassMutual Select Large Cap Value Fund, Class I (a)	1,097,693	8,869,358
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	471,985	9,401,943
MassMutual Select Mid-Cap Value Fund, Class I (a)	677,060	10,555,365
MassMutual Select Overseas Fund, Class I (a)	3,086,557	27,038,235
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	223,786	3,893,881
MassMutual Select Small Cap Value Equity Fund, Class I (a)	499,015	8,218,779
MassMutual Select Small Company Growth Fund, Class I (a)	182,271	2,329,424
MassMutual Select Small Company Value Fund, Class I (a)	161,828	2,354,595
MM MSCI EAFE International Index Fund, Class I (a)	1,896,251	24,404,745
MM Russell 2000 Small Cap Index Fund, Class I (a)	712,005	9,085,188
MM S&P Mid Cap Index Fund, Class I (a)	852,999	11,771,383
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	4,936,153	10,810,176
Oppenheimer Developing Markets Fund, Class I (a)	116,917	4,048,827
Oppenheimer Global Real Estate Fund, Class I (a)	673,684	7,794,523

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	79,319	$2,400,194

		279,992,522

Fixed Income Funds — 16.1%
Babson Global Floating Rate Fund, Class Y (a)	453,714	4,373,799
MassMutual Premier Core Bond Fund, Class I (a)	1,723,957	19,739,310
MassMutual Premier High Yield Fund, Class I (a)	841,639	7,734,664
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	393,173	4,100,792
MassMutual Premier Money Market Fund, Class R5 (a)	623,053	623,053
MassMutual Premier Short-Duration Bond Fund, Class I (a)	392,591	4,090,797
MassMutual Select Strategic Bond Fund, Class I (a)	336,041	3,478,029
MassMutual Select Total Return Bond Fund, Class I (a)	451,352	4,621,846
Oppenheimer International Bond Fund, Class I (a)	830,062	4,905,669

		53,667,959

TOTAL MUTUAL FUNDS (Cost $325,910,358)		333,660,481

TOTAL LONG-TERM INVESTMENTS (Cost $325,910,358)		333,660,481

TOTAL INVESTMENTS — 100.1% (Cost $325,910,358) (c)		333,660,481

Other Assets/(Liabilities) — (0.1)%		(182,803)

NET ASSETS — 100.0%		$333,477,678

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 97.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	582,108	$7,066,785
MassMutual Premier Disciplined Value Fund, Class I (a)	422,185	6,763,408
MassMutual Premier International Equity Fund, Class I (a)	360,071	4,414,476
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	357,600	3,944,325
MassMutual Select Blue Chip Growth Fund, Class I (a)	295,184	5,345,790
MassMutual Select Diversified International Fund, Class I (a)	473,852	3,298,012
MassMutual Select Diversified Value Fund, Class I (a)	402,575	5,946,035
MassMutual Select Focused Value Fund, Class I (a)	140,114	3,121,730
MassMutual Select Fundamental Growth Fund, Class I (a)	645,179	5,387,246
MassMutual Select Fundamental Value Fund, Class I (a)	304,724	4,302,705
MassMutual Select Growth Opportunities Fund, Class I (a)	366,712	4,433,554
MassMutual Select Large Cap Value Fund, Class I (a)	529,933	4,281,856
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	185,154	3,688,264
MassMutual Select Mid-Cap Value Fund, Class I (a)	266,116	4,148,746
MassMutual Select Overseas Fund, Class I (a)	1,216,669	10,658,023
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	89,246	1,552,885
MassMutual Select Small Cap Value Equity Fund, Class I (a)	203,745	3,355,674
MassMutual Select Small Company Growth Fund, Class I (a)	74,285	949,359
MassMutual Select Small Company Value Fund, Class I (a)	63,335	921,520
MM MSCI EAFE International Index Fund, Class I (a)	748,467	9,632,767
MM Russell 2000 Small Cap Index Fund, Class I (a)	290,822	3,710,889
MM S&P Mid Cap Index Fund, Class I (a)	338,736	4,674,557
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,758,194	3,850,445
Oppenheimer Developing Markets Fund, Class I (a)	45,082	1,561,204

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	246,370	$2,850,503
Oppenheimer Real Estate Fund, Class I (a)	29,085	880,119

		110,740,877

Fixed Income Funds — 2.9%
Babson Global Floating Rate Fund, Class Y (a)	51,062	492,242
MassMutual Premier Core Bond Fund, Class I (a)	86,445	989,799
MassMutual Premier High Yield Fund, Class I (a)	40,019	367,779
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	20,827	217,221
MassMutual Premier Money Market Fund, Class R5 (a)	148,205	148,205
MassMutual Premier Short-Duration Bond Fund, Class I (a)	23,928	249,329
MassMutual Select Strategic Bond Fund, Class I (a)	18,867	195,273
MassMutual Select Total Return Bond Fund, Class I (a)	26,145	267,727
Oppenheimer International Bond Fund, Class I (a)	57,167	337,858

		3,265,433

TOTAL MUTUAL FUNDS (Cost $112,324,643)		114,006,310

TOTAL LONG-TERM INVESTMENTS (Cost $112,324,643)		114,006,310

TOTAL INVESTMENTS — 100.0% (Cost $112,324,643) (c)		114,006,310

Other Assets/(Liabilities) — (0.0)%		(26,325)

NET ASSETS — 100.0%		$113,979,985

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 36.5%
MassMutual Premier Disciplined Growth Fund, Class I (a)	338,562	$4,110,148
MassMutual Premier Disciplined Value Fund, Class I (a)	245,533	3,933,431
MassMutual Premier International Equity Fund, Class I (a)	89,388	1,095,900
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	167,746	1,850,233
MassMutual Select Blue Chip Growth Fund, Class I (a)	42,783	774,802
MassMutual Select Diversified International Fund, Class I (a)	117,872	820,389
MassMutual Select Diversified Value Fund, Class I (a)	58,289	860,930
MassMutual Select Focused Value Fund, Class I (a)	111,821	2,491,381
MassMutual Select Fundamental Growth Fund, Class I (a)	93,321	779,230
MassMutual Select Fundamental Value Fund, Class I (a)	44,124	623,029
MassMutual Select Growth Opportunities Fund, Class I (a)	53,083	641,773
MassMutual Select Large Cap Value Fund, Class I (a)	76,720	619,895
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	51,882	1,033,486
MassMutual Select Mid-Cap Value Fund, Class I (a)	73,975	1,153,270
MassMutual Select Overseas Fund, Class I (a)	301,373	2,640,025
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	22,495	391,408
MassMutual Select Small Cap Value Equity Fund, Class I (a)	44,200	727,967
MassMutual Select Small Company Growth Fund, Class I (a)	16,132	206,162
MassMutual Select Small Company Value Fund, Class I (a)	17,511	254,789
MM MSCI EAFE International Index Fund, Class I (a)	186,929	2,405,781
MM Russell 2000 Small Cap Index Fund, Class I (a)	63,199	806,415
MM S&P Mid Cap Index Fund, Class I (a)	89,171	1,230,555
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	902,904	1,977,359
Oppenheimer Developing Markets Fund, Class I (a)	21,171	733,167
Oppenheimer Global Real Estate Fund, Class I (a)	118,022	1,365,509

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	14,280	$432,116

		33,959,150

Fixed Income Funds — 63.5%
Babson Global Floating Rate Fund, Class Y (a)	75,875	731,437
MassMutual Premier Core Bond Fund, Class I (a)	1,819,014	20,827,715
MassMutual Premier High Yield Fund, Class I (a)	107,977	992,307
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,275,765	13,306,233
MassMutual Premier Money Market Fund, Class R5 (a)	956,014	956,014
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,129,767	11,772,175
MassMutual Select Strategic Bond Fund, Class I (a)	333,258	3,449,221
MassMutual Select Total Return Bond Fund, Class I (a)	461,666	4,727,465
Oppenheimer International Bond Fund, Class I (a)	380,731	2,250,121

		59,012,688

TOTAL MUTUAL FUNDS (Cost $93,808,146)		92,971,838

TOTAL LONG-TERM INVESTMENTS (Cost $93,808,146)		92,971,838

TOTAL INVESTMENTS — 100.0% (Cost $93,808,146) (c)		92,971,838

Other Assets/(Liabilities) — (0.0)%		(34,044)

NET ASSETS — 100.0%		$92,937,794

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 45.6%
MassMutual Premier Disciplined Growth Fund, Class I (a)	453,518	$5,505,714
MassMutual Premier Disciplined Value Fund, Class I (a)	328,796	5,267,318
MassMutual Premier International Equity Fund, Class I (a)	148,483	1,820,397
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	202,790	2,236,769
MassMutual Select Blue Chip Growth Fund, Class I (a)	60,811	1,101,291
MassMutual Select Diversified International Fund, Class I (a)	195,494	1,360,640
MassMutual Select Diversified Value Fund, Class I (a)	83,049	1,226,639
MassMutual Select Focused Value Fund, Class I (a)	126,516	2,818,782
MassMutual Select Fundamental Growth Fund, Class I (a)	133,393	1,113,836
MassMutual Select Fundamental Value Fund, Class I (a)	62,819	887,002
MassMutual Select Growth Opportunities Fund, Class I (a)	75,639	914,480
MassMutual Select Large Cap Value Fund, Class I (a)	109,234	882,612
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	96,067	1,913,651
MassMutual Select Mid-Cap Value Fund, Class I (a)	137,454	2,142,911
MassMutual Select Overseas Fund, Class I (a)	502,149	4,398,821
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	37,149	646,398
MassMutual Select Small Cap Value Equity Fund, Class I (a)	78,043	1,285,369
MassMutual Select Small Company Growth Fund, Class I (a)	28,491	364,119
MassMutual Select Small Company Value Fund, Class I (a)	27,865	405,431
MM MSCI EAFE International Index Fund, Class I (a)	308,833	3,974,686
MM Russell 2000 Small Cap Index Fund, Class I (a)	111,478	1,422,460
MM S&P Mid Cap Index Fund, Class I (a)	170,012	2,346,169
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,029,648	2,254,928
Oppenheimer Developing Markets Fund, Class I (a)	25,524	883,883
Oppenheimer Global Real Estate Fund, Class I (a)	138,460	1,601,986

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	16,611	$502,635

		49,278,927

Fixed Income Funds — 54.4%
Babson Global Floating Rate Fund, Class Y (a)	99,480	958,984
MassMutual Premier Core Bond Fund, Class I (a)	2,034,383	23,293,687
MassMutual Premier High Yield Fund, Class I (a)	150,493	1,383,032
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,219,515	12,719,538
MassMutual Premier Money Market Fund, Class R5 (a)	573,097	573,097
MassMutual Premier Short-Duration Bond Fund, Class I (a)	813,344	8,475,050
MassMutual Select Strategic Bond Fund, Class I (a)	373,467	3,865,379
MassMutual Select Total Return Bond Fund, Class I (a)	517,271	5,296,859
Oppenheimer International Bond Fund, Class I (a)	388,050	2,293,373

		58,858,999

TOTAL MUTUAL FUNDS (Cost $108,484,505)		108,137,926

TOTAL LONG-TERM INVESTMENTS (Cost $108,484,505)		108,137,926

TOTAL INVESTMENTS — 100.0% (Cost $108,484,505) (c)		108,137,926

Other Assets/(Liabilities) — (0.0)%		(37,458)

NET ASSETS — 100.0%		$108,100,468

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 52.5%
MassMutual Premier Disciplined Growth Fund, Class I (a)	360,326	$4,374,355
MassMutual Premier Disciplined Value Fund, Class I (a)	261,517	4,189,509
MassMutual Premier International Equity Fund, Class I (a)	127,757	1,566,296
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	154,647	1,705,761
MassMutual Select Blue Chip Growth Fund, Class I (a)	54,735	991,249
MassMutual Select Diversified International Fund, Class I (a)	167,937	1,168,839
MassMutual Select Diversified Value Fund, Class I (a)	74,804	1,104,849
MassMutual Select Focused Value Fund, Class I (a)	92,060	2,051,105
MassMutual Select Fundamental Growth Fund, Class I (a)	120,087	1,002,727
MassMutual Select Fundamental Value Fund, Class I (a)	56,649	799,877
MassMutual Select Growth Opportunities Fund, Class I (a)	68,159	824,047
MassMutual Select Large Cap Value Fund, Class I (a)	98,521	796,051
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	82,420	1,641,805
MassMutual Select Mid-Cap Value Fund, Class I (a)	118,320	1,844,603
MassMutual Select Overseas Fund, Class I (a)	430,693	3,772,867
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	31,098	541,100
MassMutual Select Small Cap Value Equity Fund, Class I (a)	67,128	1,105,595
MassMutual Select Small Company Growth Fund, Class I (a)	24,372	311,468
MassMutual Select Small Company Value Fund, Class I (a)	22,771	331,316
MM MSCI EAFE International Index Fund, Class I (a)	265,300	3,414,417
MM Russell 2000 Small Cap Index Fund, Class I (a)	96,194	1,227,439
MM S&P Mid Cap Index Fund, Class I (a)	148,336	2,047,040
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	766,534	1,678,710
Oppenheimer Developing Markets Fund, Class I (a)	19,671	681,224
Oppenheimer Global Real Estate Fund, Class I (a)	104,395	1,207,849

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	12,656	$382,966

		40,763,064

Fixed Income Funds — 47.5%
Babson Global Floating Rate Fund, Class Y (a)	71,156	685,948
MassMutual Premier Core Bond Fund, Class I (a)	1,303,812	14,928,646
MassMutual Premier High Yield Fund, Class I (a)	109,604	1,007,264
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	756,288	7,888,083
MassMutual Premier Money Market Fund, Class R5 (a)	284,477	284,477
MassMutual Premier Short-Duration Bond Fund, Class I (a)	453,914	4,729,784
MassMutual Select Strategic Bond Fund, Class I (a)	238,647	2,469,995
MassMutual Select Total Return Bond Fund, Class I (a)	330,980	3,389,231
Oppenheimer International Bond Fund, Class I (a)	252,279	1,490,971

		36,874,399

TOTAL MUTUAL FUNDS (Cost $78,400,777)		77,637,463

TOTAL LONG-TERM INVESTMENTS (Cost $78,400,777)		77,637,463

TOTAL INVESTMENTS — 100.0% (Cost $78,400,777) (c)		77,637,463

Other Assets/(Liabilities) — 0.0%		4,813

NET ASSETS — 100.0%		$77,642,276

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 66.5%
MassMutual Premier Disciplined Growth Fund, Class I (a)	3,137,467	$38,088,852
MassMutual Premier Disciplined Value Fund, Class I (a)	2,276,952	36,476,773
MassMutual Premier International Equity Fund, Class I (a)	1,185,352	14,532,413
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,307,422	14,420,863
MassMutual Select Blue Chip Growth Fund, Class I (a)	782,724	14,175,131
MassMutual Select Diversified International Fund, Class I (a)	1,557,938	10,843,246
MassMutual Select Diversified Value Fund, Class I (a)	1,068,798	15,786,139
MassMutual Select Focused Value Fund, Class I (a)	700,748	15,612,670
MassMutual Select Fundamental Growth Fund, Class I (a)	1,713,784	14,310,097
MassMutual Select Fundamental Value Fund, Class I (a)	809,446	11,429,371
MassMutual Select Growth Opportunities Fund, Class I (a)	973,694	11,771,964
MassMutual Select Large Cap Value Fund, Class I (a)	1,407,549	11,372,997
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	684,522	13,635,671
MassMutual Select Mid-Cap Value Fund, Class I (a)	983,047	15,325,704
MassMutual Select Overseas Fund, Class I (a)	3,998,329	35,025,362
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	268,413	4,670,386
MassMutual Select Small Cap Value Equity Fund, Class I (a)	586,841	9,665,276
MassMutual Select Small Company Growth Fund, Class I (a)	213,192	2,724,593
MassMutual Select Small Company Value Fund, Class I (a)	195,018	2,837,518
MM MSCI EAFE International Index Fund, Class I (a)	2,459,227	31,650,247
MM Russell 2000 Small Cap Index Fund, Class I (a)	839,016	10,705,844
MM S&P Mid Cap Index Fund, Class I (a)	1,237,359	17,075,548
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	7,355,080	16,107,625
Oppenheimer Developing Markets Fund, Class I (a)	166,133	5,753,191

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	980,905	$11,349,066
Oppenheimer Real Estate Fund, Class I (a)	118,285	3,579,294

		388,925,841

Fixed Income Funds — 33.6%
Babson Global Floating Rate Fund, Class Y (a)	606,414	5,845,827
MassMutual Premier Core Bond Fund, Class I (a)	6,325,627	72,428,433
MassMutual Premier High Yield Fund, Class I (a)	972,196	8,934,484
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	4,024,812	41,978,784
MassMutual Premier Money Market Fund, Class R5 (a)	1,619,829	1,619,829
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,540,961	26,476,813
MassMutual Select Strategic Bond Fund, Class I (a)	1,167,356	12,082,138
MassMutual Select Total Return Bond Fund, Class I (a)	1,618,893	16,577,463
Oppenheimer International Bond Fund, Class I (a)	1,709,922	10,105,639

		196,049,410

TOTAL MUTUAL FUNDS (Cost $583,201,884)		584,975,251

TOTAL LONG-TERM INVESTMENTS (Cost $583,201,884)		584,975,251

TOTAL INVESTMENTS — 100.1% (Cost $583,201,884) (c)		584,975,251

Other Assets/(Liabilities) — (0.1)%		(349,510)

NET ASSETS — 100.0%		$584,625,741

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 75.6%
MassMutual Premier Disciplined Growth Fund, Class I (a)	833,776	$10,122,046
MassMutual Premier Disciplined Value Fund, Class I (a)	606,489	9,715,959
MassMutual Premier International Equity Fund, Class I (a)	357,439	4,382,203
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	378,281	4,172,439
MassMutual Select Blue Chip Growth Fund, Class I (a)	236,021	4,274,346
MassMutual Select Diversified International Fund, Class I (a)	468,229	3,258,871
MassMutual Select Diversified Value Fund, Class I (a)	322,798	4,767,732
MassMutual Select Focused Value Fund, Class I (a)	174,087	3,878,665
MassMutual Select Fundamental Growth Fund, Class I (a)	516,777	4,315,089
MassMutual Select Fundamental Value Fund, Class I (a)	245,026	3,459,769
MassMutual Select Growth Opportunities Fund, Class I (a)	294,084	3,555,470
MassMutual Select Large Cap Value Fund, Class I (a)	425,952	3,441,689
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	189,373	3,772,315
MassMutual Select Mid-Cap Value Fund, Class I (a)	273,078	4,257,281
MassMutual Select Overseas Fund, Class I (a)	1,197,187	10,487,357
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	85,036	1,479,632
MassMutual Select Small Cap Value Equity Fund, Class I (a)	186,212	3,066,909
MassMutual Select Small Company Growth Fund, Class I (a)	66,906	855,055
MassMutual Select Small Company Value Fund, Class I (a)	60,760	884,055
MM MSCI EAFE International Index Fund, Class I (a)	739,182	9,513,273
MM Russell 2000 Small Cap Index Fund, Class I (a)	267,066	3,407,764
MM S&P Mid Cap Index Fund, Class I (a)	347,293	4,792,646
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,014,874	4,412,575
Oppenheimer Developing Markets Fund, Class I (a)	49,085	1,699,811

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	271,570	$3,142,061
Oppenheimer Real Estate Fund, Class I (a)	32,891	995,283

		112,110,295

Fixed Income Funds — 24.4%
Babson Global Floating Rate Fund, Class Y (a)	212,032	2,043,991
MassMutual Premier Core Bond Fund, Class I (a)	1,052,848	12,055,114
MassMutual Premier High Yield Fund, Class I (a)	387,412	3,560,315
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	673,000	7,019,389
MassMutual Premier Money Market Fund, Class R5 (a)	322,285	322,285
MassMutual Premier Short-Duration Bond Fund, Class I (a)	360,644	3,757,916
MassMutual Select Strategic Bond Fund, Class I (a)	193,142	1,999,018
MassMutual Select Total Return Bond Fund, Class I (a)	268,659	2,751,066
Oppenheimer International Bond Fund, Class I (a)	445,179	2,631,008

		36,140,102

TOTAL MUTUAL FUNDS (Cost $150,654,996)		148,250,397

TOTAL LONG-TERM INVESTMENTS (Cost $150,654,996)		148,250,397

TOTAL INVESTMENTS — 100.0% (Cost $150,654,996) (c)		148,250,397

Other Assets/(Liabilities) — (0.0)%		(24,916)

NET ASSETS — 100.0%		$148,225,481

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 82.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	3,250,109	$39,456,323
MassMutual Premier Disciplined Value Fund, Class I (a)	2,359,584	37,800,529
MassMutual Premier International Equity Fund, Class I (a)	1,560,748	19,134,771
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,589,090	17,527,667
MassMutual Select Blue Chip Growth Fund, Class I (a)	1,053,422	19,077,475
MassMutual Select Diversified International Fund, Class I (a)	2,050,047	14,268,329
MassMutual Select Diversified Value Fund, Class I (a)	1,438,997	21,253,990
MassMutual Select Focused Value Fund, Class I (a)	636,423	14,179,499
MassMutual Select Fundamental Growth Fund, Class I (a)	2,307,342	19,266,309
MassMutual Select Fundamental Value Fund, Class I (a)	1,090,206	15,393,706
MassMutual Select Growth Opportunities Fund, Class I (a)	1,311,064	15,850,758
MassMutual Select Large Cap Value Fund, Class I (a)	1,895,811	15,318,155
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	795,520	15,846,767
MassMutual Select Mid-Cap Value Fund, Class I (a)	1,143,857	17,832,728
MassMutual Select Overseas Fund, Class I (a)	5,258,395	46,063,544
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	386,129	6,718,646
MassMutual Select Small Cap Value Equity Fund, Class I (a)	854,531	14,074,127
MassMutual Select Small Company Growth Fund, Class I (a)	309,895	3,960,454
MassMutual Select Small Company Value Fund, Class I (a)	277,627	4,039,469
MM MSCI EAFE International Index Fund, Class I (a)	3,236,286	41,651,005
MM Russell 2000 Small Cap Index Fund, Class I (a)	1,221,788	15,590,019
MM S&P Mid Cap Index Fund, Class I (a)	1,448,674	19,991,697
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	8,270,388	18,112,149
Oppenheimer Developing Markets Fund, Class I (a)	202,500	7,012,559

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	1,131,566	$13,092,214
Oppenheimer Real Estate Fund, Class I (a)	133,140	4,028,827

		476,541,716

Fixed Income Funds — 18.1%
Babson Global Floating Rate Fund, Class Y (a)	878,336	8,467,159
MassMutual Premier Core Bond Fund, Class I (a)	2,738,470	31,355,480
MassMutual Premier High Yield Fund, Class I (a)	1,654,666	15,206,377
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,739,693	18,144,994
MassMutual Premier Money Market Fund, Class R5 (a)	1,092,311	1,092,311
MassMutual Premier Short-Duration Bond Fund, Class I (a)	769,784	8,021,144
MassMutual Select Strategic Bond Fund, Class I (a)	519,361	5,375,384
MassMutual Select Total Return Bond Fund, Class I (a)	720,642	7,379,374
Oppenheimer International Bond Fund, Class I (a)	1,658,580	9,802,209

		104,844,432

TOTAL MUTUAL FUNDS (Cost $579,019,407)		581,386,148

TOTAL LONG-TERM INVESTMENTS (Cost $579,019,407)		581,386,148

TOTAL INVESTMENTS — 100.1% (Cost $579,019,407) (c)		581,386,148

Other Assets/(Liabilities) — (0.1)%		(318,884)

NET ASSETS — 100.0%		$581,067,264

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 85.9%
MassMutual Premier Disciplined Growth Fund, Class I (a)	580,705	$7,049,762
MassMutual Premier Disciplined Value Fund, Class I (a)	422,518	6,768,738
MassMutual Premier International Equity Fund, Class I (a)	305,062	3,740,058
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	308,106	3,398,413
MassMutual Select Blue Chip Growth Fund, Class I (a)	219,640	3,977,676
MassMutual Select Diversified International Fund, Class I (a)	399,144	2,778,044
MassMutual Select Diversified Value Fund, Class I (a)	300,162	4,433,389
MassMutual Select Focused Value Fund, Class I (a)	121,469	2,706,336
MassMutual Select Fundamental Growth Fund, Class I (a)	480,204	4,009,705
MassMutual Select Fundamental Value Fund, Class I (a)	227,962	3,218,826
MassMutual Select Growth Opportunities Fund, Class I (a)	273,565	3,307,401
MassMutual Select Large Cap Value Fund, Class I (a)	396,223	3,201,479
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	151,874	3,025,332
MassMutual Select Mid-Cap Value Fund, Class I (a)	219,368	3,419,952
MassMutual Select Overseas Fund, Class I (a)	1,020,641	8,940,819
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	75,643	1,316,184
MassMutual Select Small Cap Value Equity Fund, Class I (a)	167,662	2,761,391
MassMutual Select Small Company Growth Fund, Class I (a)	60,089	767,942
MassMutual Select Small Company Value Fund, Class I (a)	53,429	777,396
MM MSCI EAFE International Index Fund, Class I (a)	630,055	8,108,802
MM Russell 2000 Small Cap Index Fund, Class I (a)	240,340	3,066,742
MM S&P Mid Cap Index Fund, Class I (a)	281,326	3,882,296
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,531,417	3,353,802
Oppenheimer Developing Markets Fund, Class I (a)	40,146	1,390,265
Oppenheimer Global Real Estate Fund, Class I (a)	212,287	2,456,163

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	25,448	$770,069

		92,626,982

Fixed Income Funds — 14.1%
Babson Global Floating Rate Fund, Class Y (a)	132,118	1,273,613
MassMutual Premier Core Bond Fund, Class I (a)	424,511	4,860,655
MassMutual Premier High Yield Fund, Class I (a)	217,589	1,999,639
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	215,232	2,244,870
MassMutual Premier Money Market Fund, Class R5 (a)	191,000	191,000
MassMutual Premier Short-Duration Bond Fund, Class I (a)	115,561	1,204,143
MassMutual Select Strategic Bond Fund, Class I (a)	78,878	816,391
MassMutual Select Total Return Bond Fund, Class I (a)	109,748	1,123,821
Oppenheimer International Bond Fund, Class I (a)	246,552	1,457,121

		15,171,253

TOTAL MUTUAL FUNDS (Cost $109,303,458)		107,798,235

TOTAL LONG-TERM INVESTMENTS (Cost $109,303,458)		107,798,235

TOTAL INVESTMENTS — 100.0% (Cost $109,303,458) (c)		107,798,235

Other Assets/(Liabilities) — (0.0)%		(8,192)

NET ASSETS — 100.0%		$107,790,043

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 87.4%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,794,892	$21,789,984
MassMutual Premier Disciplined Value Fund, Class I (a)	1,303,379	20,880,131
MassMutual Premier International Equity Fund, Class I (a)	1,023,060	12,542,719
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,024,156	11,296,437
MassMutual Select Blue Chip Growth Fund, Class I (a)	793,019	14,361,576
MassMutual Select Diversified International Fund, Class I (a)	1,343,624	9,351,624
MassMutual Select Diversified Value Fund, Class I (a)	1,082,733	15,991,964
MassMutual Select Focused Value Fund, Class I (a)	403,739	8,995,303
MassMutual Select Fundamental Growth Fund, Class I (a)	1,734,467	14,482,800
MassMutual Select Fundamental Value Fund, Class I (a)	820,574	11,586,507
MassMutual Select Growth Opportunities Fund, Class I (a)	986,501	11,926,792
MassMutual Select Large Cap Value Fund, Class I (a)	1,426,863	11,529,052
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	522,777	10,413,715
MassMutual Select Mid-Cap Value Fund, Class I (a)	752,402	11,729,952
MassMutual Select Overseas Fund, Class I (a)	3,444,523	30,174,019
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	256,049	4,455,248
MassMutual Select Small Cap Value Equity Fund, Class I (a)	573,064	9,438,356
MassMutual Select Small Company Growth Fund, Class I (a)	207,572	2,652,768
MassMutual Select Small Company Value Fund, Class I (a)	182,469	2,654,927
MM MSCI EAFE International Index Fund, Class I (a)	2,121,554	27,304,403
MM Russell 2000 Small Cap Index Fund, Class I (a)	818,968	10,450,031
MM S&P Mid Cap Index Fund, Class I (a)	956,799	13,203,829
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	5,096,020	11,160,283
Oppenheimer Developing Markets Fund, Class I (a)	130,725	4,526,998

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	708,230	$8,194,221
Oppenheimer Real Estate Fund, Class I (a)	83,950	2,540,337

		313,633,976

Fixed Income Funds — 12.6%
Babson Global Floating Rate Fund, Class Y (a)	374,054	3,605,878
MassMutual Premier Core Bond Fund, Class I (a)	1,325,832	15,180,781
MassMutual Premier High Yield Fund, Class I (a)	604,176	5,552,379
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	550,125	5,737,801
MassMutual Premier Money Market Fund, Class R5 (a)	624,916	624,916
MassMutual Premier Short-Duration Bond Fund, Class I (a)	362,534	3,777,605
MassMutual Select Strategic Bond Fund, Class I (a)	252,327	2,611,581
MassMutual Select Total Return Bond Fund, Class I (a)	350,237	3,586,422
Oppenheimer International Bond Fund, Class I (a)	775,243	4,581,688

		45,259,051

TOTAL MUTUAL FUNDS (Cost $355,324,898)		358,893,027

TOTAL LONG-TERM INVESTMENTS (Cost $355,324,898)		358,893,027

TOTAL INVESTMENTS — 100.0% (Cost $355,324,898) (c)		358,893,027

Other Assets/(Liabilities) — (0.0)%		(156,950)

NET ASSETS — 100.0%		$358,736,077

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 92.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	289,770	$3,517,804
MassMutual Premier Disciplined Value Fund, Class I (a)	211,000	3,380,217
MassMutual Premier International Equity Fund, Class I (a)	181,171	2,221,160
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	180,340	1,989,151
MassMutual Select Blue Chip Growth Fund, Class I (a)	146,911	2,660,560
MassMutual Select Diversified International Fund, Class I (a)	236,830	1,648,336
MassMutual Select Diversified Value Fund, Class I (a)	200,773	2,965,424
MassMutual Select Focused Value Fund, Class I (a)	69,894	1,557,244
MassMutual Select Fundamental Growth Fund, Class I (a)	320,787	2,678,575
MassMutual Select Fundamental Value Fund, Class I (a)	152,647	2,155,380
MassMutual Select Growth Opportunities Fund, Class I (a)	183,036	2,212,900
MassMutual Select Large Cap Value Fund, Class I (a)	265,325	2,143,828
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	89,809	1,789,005
MassMutual Select Mid-Cap Value Fund, Class I (a)	129,976	2,026,322
MassMutual Select Overseas Fund, Class I (a)	604,706	5,297,227
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	45,279	787,858
MassMutual Select Small Cap Value Equity Fund, Class I (a)	101,503	1,671,750
MassMutual Select Small Company Growth Fund, Class I (a)	36,233	463,060
MassMutual Select Small Company Value Fund, Class I (a)	31,518	458,590
MM MSCI EAFE International Index Fund, Class I (a)	374,075	4,814,344
MM Russell 2000 Small Cap Index Fund, Class I (a)	145,419	1,855,546
MM S&P Mid Cap Index Fund, Class I (a)	167,716	2,314,475
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	861,036	1,885,668
Oppenheimer Developing Markets Fund, Class I (a)	23,652	819,078
Oppenheimer Global Real Estate Fund, Class I (a)	120,547	1,394,733

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	14,527	$439,575

		55,147,810

Fixed Income Funds — 7.9%
Babson Global Floating Rate Fund, Class Y (a)	48,659	469,074
MassMutual Premier Core Bond Fund, Class I (a)	142,628	1,633,085
MassMutual Premier High Yield Fund, Class I (a)	56,752	521,554
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	45,391	473,426
MassMutual Premier Money Market Fund, Class R5 (a)	92,600	92,600
MassMutual Premier Short-Duration Bond Fund, Class I (a)	38,301	399,101
MassMutual Select Strategic Bond Fund, Class I (a)	26,959	279,025
MassMutual Select Total Return Bond Fund, Class I (a)	37,545	384,463
Oppenheimer International Bond Fund, Class I (a)	81,404	481,096

		4,733,424

TOTAL MUTUAL FUNDS (Cost $60,797,032)		59,881,234

TOTAL LONG-TERM INVESTMENTS (Cost $60,797,032)		59,881,234

TOTAL INVESTMENTS — 100.0% (Cost $60,797,032) (c)		59,881,234

Other Assets/(Liabilities) — 0.0%		22,768

NET ASSETS — 100.0%		$59,904,002

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 95.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	649,300	$7,882,499
MassMutual Premier Disciplined Value Fund, Class I (a)	471,932	7,560,347
MassMutual Premier International Equity Fund, Class I (a)	403,670	4,948,989
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	401,499	4,428,532
MassMutual Select Blue Chip Growth Fund, Class I (a)	329,178	5,961,407
MassMutual Select Diversified International Fund, Class I (a)	529,542	3,685,614
MassMutual Select Diversified Value Fund, Class I (a)	449,467	6,638,629
MassMutual Select Focused Value Fund, Class I (a)	156,450	3,485,708
MassMutual Select Fundamental Growth Fund, Class I (a)	719,152	6,004,920
MassMutual Select Fundamental Value Fund, Class I (a)	340,985	4,814,712
MassMutual Select Growth Opportunities Fund, Class I (a)	409,581	4,951,840
MassMutual Select Large Cap Value Fund, Class I (a)	592,873	4,790,414
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	203,765	4,059,006
MassMutual Select Mid-Cap Value Fund, Class I (a)	293,934	4,582,430
MassMutual Select Overseas Fund, Class I (a)	1,355,053	11,870,260
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	100,460	1,748,005
MassMutual Select Small Cap Value Equity Fund, Class I (a)	227,325	3,744,051
MassMutual Select Small Company Growth Fund, Class I (a)	81,959	1,047,441
MassMutual Select Small Company Value Fund, Class I (a)	70,553	1,026,545
MM MSCI EAFE International Index Fund, Class I (a)	836,346	10,763,776
MM Russell 2000 Small Cap Index Fund, Class I (a)	325,167	4,149,134
MM S&P Mid Cap Index Fund, Class I (a)	376,764	5,199,346
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,944,260	4,257,930
Oppenheimer Developing Markets Fund, Class I (a)	51,693	1,790,114

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	272,164	$3,148,933
Oppenheimer Real Estate Fund, Class I (a)	32,920	996,153

		123,536,735

Fixed Income Funds — 4.9%
Babson Global Floating Rate Fund, Class Y (a)	78,501	756,750
MassMutual Premier Core Bond Fund, Class I (a)	183,547	2,101,618
MassMutual Premier High Yield Fund, Class I (a)	77,502	712,246
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	53,949	562,683
MassMutual Premier Money Market Fund, Class R5 (a)	184,601	184,601
MassMutual Premier Short-Duration Bond Fund, Class I (a)	50,002	521,025
MassMutual Select Strategic Bond Fund, Class I (a)	36,648	379,309
MassMutual Select Total Return Bond Fund, Class I (a)	50,906	521,277
Oppenheimer International Bond Fund, Class I (a)	110,878	655,291

		6,394,800

TOTAL MUTUAL FUNDS (Cost $131,153,029)		129,931,535

TOTAL LONG-TERM INVESTMENTS (Cost $131,153,029)		129,931,535

TOTAL INVESTMENTS — 100.0% (Cost $131,153,029) (c)		129,931,535

Other Assets/(Liabilities) — (0.0)%		(11,984)

NET ASSETS — 100.0%		$129,919,551

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.3%
Equity Funds — 94.3%
MassMutual Premier Disciplined Growth Fund, Class I (a)	36,900	$447,969
MassMutual Premier Disciplined Value Fund, Class I (a)	26,934	431,480
MassMutual Premier International Equity Fund, Class I (a)	23,481	287,877
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	23,186	255,737
MassMutual Select Blue Chip Growth Fund, Class I (a)	18,745	339,466
MassMutual Select Diversified International Fund, Class I (a)	30,497	212,260
MassMutual Select Diversified Value Fund, Class I (a)	25,611	378,279
MassMutual Select Focused Value Fund, Class I (a)	8,907	198,443
MassMutual Select Fundamental Growth Fund, Class I (a)	40,850	341,101
MassMutual Select Fundamental Value Fund, Class I (a)	19,542	275,932
MassMutual Select Growth Opportunities Fund, Class I (a)	23,390	282,784
MassMutual Select Large Cap Value Fund, Class I (a)	33,879	273,746
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	10,939	217,899
MassMutual Select Mid-Cap Value Fund, Class I (a)	15,950	248,658
MassMutual Select Overseas Fund, Class I (a)	78,025	683,497
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	5,860	101,962
MassMutual Select Small Cap Value Equity Fund, Class I (a)	12,954	213,357
MassMutual Select Small Company Growth Fund, Class I (a)	4,553	58,190
MassMutual Select Small Company Value Fund, Class I (a)	4,021	58,506
MM MSCI EAFE International Index Fund, Class I (a)	47,857	615,915
MM Russell 2000 Small Cap Index Fund, Class I (a)	18,620	237,587
MM S&P Mid Cap Index Fund, Class I (a)	21,288	293,771
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	106,664	233,595
Oppenheimer Developing Markets Fund, Class I (a)	3,122	108,117
Oppenheimer Global Real Estate Fund, Class I (a)	15,162	175,421

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	1,771	$53,600

		7,025,149

Fixed Income Funds — 5.0%
Babson Global Floating Rate Fund, Class Y (a)	6,734	64,912
MassMutual Premier Core Bond Fund, Class I (a)	10,371	118,750
MassMutual Premier High Yield Fund, Class I (a)	4,326	39,754
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,662	27,763
MassMutual Premier Money Market Fund, Class R5 (a)	10,613	10,613
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,475	25,787
MassMutual Select Strategic Bond Fund, Class I (a)	2,059	21,314
MassMutual Select Total Return Bond Fund, Class I (a)	2,874	29,434
Oppenheimer International Bond Fund, Class I (a)	6,200	36,642

		374,969

TOTAL MUTUAL FUNDS (Cost $7,529,143)		7,400,118

TOTAL LONG-TERM INVESTMENTS (Cost $7,529,143)		7,400,118

TOTAL INVESTMENTS — 99.3% (Cost $7,529,143) (c)		7,400,118

Other Assets/(Liabilities) — 0.7%		49,614

NET ASSETS — 100.0%		$7,449,732

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis	of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2015, the BlackRock Global Allocation Fund’s net assets were approximately $681,928,870, of which approximately $6,584,927 or approximately 1.0% represented the Fund’s ownership of the shares of the Subsidiary.

Investment	Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for

Notes to Portfolio of Investments (Unaudited) (Continued)

example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2015. The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, and MM RetireSMART 2055 Fund characterized all investments as Level 1, as of March 31, 2015. The BlackRock Global Allocation Fund characterized all securities sold short at Level 1, as of March 31, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2015, for the remaining Funds’ investments and the BlackRock Global Allocation Fund’s other investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$355,627,051	$-	$355,627,051
Municipal Obligations	-	40,423,746	-	40,423,746
Non-U.S. Government Agency Obligations	-	389,969,922	3,586,327	393,556,249
U.S. Government Agency Obligations and Instrumentalities	-	390,262,191	-	390,262,191
U.S. Treasury Obligations	-	408,333,076	-	408,333,076
Short-Term Investments	-	72,419,047	-	72,419,047

Total Investments	$-	$1,657,035,033	$3,586,327	$1,660,621,360

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Bond Fund
Asset Investments
Preferred Stock	$160,446	$-	$-	$160,446
Bank Loans	-	5,174,403	-	5,174,403
Corporate Debt	-	65,663,948	-	65,663,948
Municipal Obligations	-	364,405	-	364,405
Non-U.S. Government Agency Obligations	-	38,266,574	540,030	38,806,604
Sovereign Debt Obligations	-	11,880,091	-	11,880,091
U.S. Government Agency Obligations and Instrumentalities	-	52,170,797	-	52,170,797
U.S. Treasury Obligations	-	22,281,067	-	22,281,067
Purchased Options	48,438	-	-	48,438
Short-Term Investments	-	65,215,259	-	65,215,259

Total Investments	$208,884	$261,016,544	$540,030	$261,765,458

Asset Derivatives
Forward Contracts	$-	$235,184	$-	$235,184
Futures Contracts	398,162	-	-	398,162

Total	$398,162	$235,184	$-	$633,346

Liability Derivatives
Forward Contracts	$-	$(94,380)	$-	$(94,380)
Futures Contracts	(22,261)	-	-	(22,261)
Written Options	(40,625)	-	-	(40,625)

Total	$(62,886)	$(94,380)	$-	$(157,266)

BlackRock Global Allocation Fund
Asset Investments
Common Stock	$213,472,917	$150,288,688 *	$2,122,143	$365,883,748
Preferred Stock	8,409,087	3,708,008	4,578,930	16,696,025
Bank Loans	-	6,893,618	-	6,893,618
Corporate Debt	-	52,621,345	1,848,956	54,470,301
Sovereign Debt Obligations	-	51,733,501	-	51,733,501
U.S. Government Agency Obligations and Instrumentalities	-	2,412,078	-	2,412,078
U.S. Treasury Obligations	-	36,901,628	-	36,901,628
Structured Notes	-	2,083,222	-	2,083,222
Mutual Funds	8,377,124	-	-	8,377,124
Purchased Options	1,072	10,170,460	-	10,171,532
Warrants	-	-	128,025	128,025
Rights	-	8,216	-	8,216
Short-Term Investments	-	142,778,603	-	142,778,603

Total Investments	$230,260,200	$459,599,367	$8,678,054	$698,537,621

Asset Derivatives
Forward Contracts	$-	$1,549,723	$-	$1,549,723
Futures Contracts	58,432	-	-	58,432
Swap Agreements	-	750,440	-	750,440

Total	$58,432	$2,300,163	$-	$2,358,595

Liability Derivatives
Forward Contracts	$-	$(318,802)	$-	$(318,802)
Futures Contracts	(135,638)	-	-	(135,638)
Swap Agreements	-	(428,118)	-	(428,118)
Written Options	(140,431)	(3,153,590)	-	(3,294,021)

Total	$(276,069)	$(3,900,510)	$-	$(4,176,579)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Fundamental Value Fund
Asset Investments
Common Stock	$1,430,880,176	$18,523,016	*	$-	$1,449,403,192
Short-Term Investments	-	17,838,538		-	17,838,538

Total Investments	$1,430,880,176	$36,361,554		$-	$1,467,241,730

Large Cap Value Fund
Asset Investments
Common Stock	$365,343,488	$5,585,463		$-	$370,928,951
Mutual Funds	14,751,089	-		-	14,751,089
Short-Term Investments	-	10,542,330		-	10,542,330

Total Investments	$380,094,577	$16,127,793		$-	$396,222,370

S&P 500 Index Fund
Asset Investments
Common Stock	$3,463,101,566	$-		$-	$3,463,101,566
Short-Term Investments	-	109,041,166		-	109,041,166

Total Investments	$3,463,101,566	$109,041,166		$-	$3,572,142,732

Asset Derivatives
Futures Contracts	$455,959	$-		$-	$455,959

Focused Value Fund
Asset Investments
Common Stock	$868,761,320	$53,361,000		$-	$922,122,320
Short-Term Investments	-	49,719,275		-	49,719,275

Total Investments	$868,761,320	$103,080,275		$-	$971,841,595

Blue Chip Growth Fund
Asset Investments
Common Stock	$1,480,729,860	$46,690,268	*	$-	$1,527,420,128
Mutual Funds	1,041	-		-	1,041
Short-Term Investments	-	8,413,738		-	8,413,738

Total Investments	$1,480,730,901	$55,104,006		$-	$1,535,834,907

Small Cap Value Equity Fund
Asset Investments
Common Stock	$177,057,435	$2,160,091	*	$-	$179,217,526
Short-Term Investments	-	7,607,241		-	7,607,241

Total Investments	$177,057,435	$9,767,332		$-	$186,824,767

Small Company Value Fund
Asset Investments
Common Stock	$414,548,131	$-		$-	$414,548,131
Mutual Funds	28,513,230	-		-	28,513,230
Short-Term Investments	-	6,016,398		-	6,016,398

Total Investments	$443,061,361	$6,016,398		$-	$449,077,759

Asset Derivatives
Futures Contracts	$2,480	$-		$-	$2,480

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
S&P Mid Cap Index Fund
Asset Investments
Common Stock	$269,671,834	$-		$-		$269,671,834
Mutual Funds	14,219,614	-		-		14,219,614
Short-Term Investments	-	9,512,809		-		9,512,809

Total Investments	$283,891,448	$9,512,809		$-		$293,404,257

Asset Derivatives
Futures Contracts	$125,748	$-		$-		$125,748

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$168,637,749	$-		$-	†	$168,637,749
Warrants	-	-		-	†	-
Rights	-	-		-	†	-
Mutual Funds	18,273,324	-		-		18,273,324
Short-Term Investments	-	4,331,213		-		4,331,213

Total Investments	$186,911,073	$4,331,213		$-		$191,242,286

Liability Derivatives
Futures Contracts	$(9,797)	$-		$-		$(9,797)

Mid Cap Growth Equity II Fund
Asset Investments
Common Stock	$2,113,752,908	$-		$4,484,332		$2,118,237,240
Preferred Stock	-	-		7,218,834		7,218,834
Mutual Funds	80,598,499	-		-		80,598,499
Short-Term Investments	-	104,441,772		-		104,441,772

Total Investments	$2,194,351,407	$104,441,772		$11,703,166		$2,310,496,345

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$869,619,121	$4,819,171	*	$719,012		$875,157,304
Preferred Stock	-	-		5,543,601		5,543,601
Mutual Funds	103,394,412	-		-		103,394,412
Short-Term Investments	-	23,688,795		-		23,688,795

Total Investments	$973,013,533	$28,507,966		$6,262,613		$1,007,784,112

Diversified International Fund
Asset Investments
Common Stock	$1,066,128	$69,693,027	*	$-		$70,759,155
Preferred Stock	-	908,402	*	-		908,402
Rights	-	10,852		-		10,852
Mutual Funds	2,880,102	-		-		2,880,102
Short-Term Investments	-	1,814,086		-		1,814,086

Total Investments	$3,946,230	$72,426,367		$-		$76,372,597

Asset Derivatives
Forward Contracts	$-	$4,392,883		$-		$4,392,883

Liability Derivatives
Forward Contracts	$-	$(5,121,065)		$-		$(5,121,065)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
MSCI EAFE International Index Fund
Asset Investments
Common Stock	$253,686	$302,213,336	*	$301,041	$302,768,063
Preferred Stock	-	2,025,838	*	-	2,025,838
Rights	-	57,733		-	57,733
Mutual Funds	13,028,833	-		-	13,028,833
Short-Term Investments	-	7,475,858		-	7,475,858

Total Investments	$13,282,519	$311,772,765		$301,041	$325,356,325

Asset Derivatives
Forward Contracts	$-	$76,189		$-	$76,189
Futures Contracts	36,374	-		-	36,374

Total	$36,374	$76,189		$-	$112,563

Liability Derivatives
Forward Contracts	$-	$(14,217)		$-	$(14,217)
Futures Contracts	(30,220)	-		-	(30,220)

Total	$(30,220)	$(14,217)		$-	$(44,437)

Overseas Fund
Asset Investments
Common Stock	$45,525,865	$650,199,752	*	$-	$695,725,617
Preferred Stock	-	1,993,990	*	-	1,993,990
Rights	-	23,733		-	23,733
Mutual Funds	26,977,079	-		-	26,977,079
Short-Term Investments	-	14,954,693		-	14,954,693

Total Investments	$72,502,944	$667,172,168		$-	$739,675,112

Asset Derivatives
Forward Contracts	$-	$1,824,888		$-	$1,824,888

Liability Derivatives
Forward Contracts	$-	$(1,469,861)		$-	$(1,469,861)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents security at $0 value as of March 31, 2015.

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at March 31, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/14		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 3/31/15		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/15
Total Return Bond Fund
Non-U.S. Government Agency Obligations	$-		$-	$-	$-	$3,586,327		$-	$-		$-		$3,586,327		$-

Strategic Bond Fund
Non-U.S. Government Agency Obligations	$-		$-	$-	$-	$540,030		$-	$-		$-		$540,030		$-

BlackRock Global Allocation Fund
Common Stock	$2,389,225		$-	$-	$(37,559)	$42,391		$(236,490)	$-		$(35,424	)**	$2,122,143		$(42,793)
Preferred Stock	5,917,851		-	590,223	(1,111,266)	336,853		(1,154,731)	-		-		4,578,930		1,440,503
Corporate Debt†	281,364		-	-	(28,384)	104,300		-	-		-		357,280		(28,384)
Corporate Debt	1,424,198		-	-	353	67,125		-	-		-		1,491,676		353
Warrants	164,777		-	-	(36,752)	-		-	-		-		128,025		(36,752)

	$10,177,415		$-	$590,223	$(1,213,608)	$550,669		$(1,391,221)	$-		$(35,424)		$8,678,054		$1,332,927

Russell 2000 Small Cap Index Fund
Common Stock	$-	***	$-	$-	$-	$-	††	$-	$-		$-		$-	†††	$-
Warrants	-	***	-	-	-	-		-	-		-		-	†††	-
Rights	-		-	-	-	-	††	-	-		-		-	†††	-

	$-		$-	$-	$-	$-		$-	$-		$-		$-		$-

Mid Cap Growth Equity II Fund
Common Stock	$4,484,332		$-	$-	$-	$-		$-	$-		$-		$4,484,332		$-
Preferred Stock	7,218,834		-	-	-	-		-	-		-		7,218,834		-

	$11,703,166		$-	$-	$-	$-		$-	$-		$-		$11,703,166		$-

Small Cap Growth Equity Fund
Common Stock	$663,792		$-	$-	$55,220	$-		$-	$-		$-		$719,012		$55,220
Preferred Stock	11,488,895		-	654,026	(5,381,706)	740,799		(1,958,413)	-		-		5,543,601		514,575

	$12,152,687		$-	$654,026	$(5,326,486)	$740,799		$(1,958,413)	$-		$-		$6,262,613		$569,795

MSCI EAFE International Index Fund
Common Stock	$480		$-	$-	$(54)	$-		$-	$-		$-		$426		$(54)
Common Stock†	-		-	-	17,872	170,479		-	112,264	****	-		300,615		17,872

	$480		$-	$-	$17,818	$170,479		$-	$112,264		$-		$301,041		$17,818

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
***	Represents security at $0 value as of December 31, 2014.
****	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at the time of purchase.
†††	Represents security at $0 value as of March 31, 2015.

Notes to Portfolio of Investments (Unaudited) (Continued)

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s), other than those disclosed below.

The BlackRock Global Allocation Fund fair values certain of its Level 3 investments using a market approach such as Comparable Company valuation, acquisition cost, and any observed secondary transactions. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at any of the above methodologies is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
BlackRock Global Allocation Fund

Common stock — $2,122,143
Delta Topco Ltd.	$415,770	Market Approach	EV/Multiple	21.50
			Shareholder Distribution (per share)	$0.05
Dropbox, Inc.	1,663,982	Market Approach	Market Observed Transaction	$19.10
Lookout, Inc.	42,391	Asset Valuation	Acquisition Cost	$11.42

Corporate Debt — $1,491,676
Bio City Development Co. B.V.	$749,420	Market Approach	Debt Restructure Analysis, Cashflow Discount Rate	15%
Delta Topco Ltd.	742,256	Market Approach	EV/Multiple	21.50
Inversiones Alsacia SA	0	Asset Valuation	Acquisition Cost	$0.00

Preferred stock — $4,242,077
Invitae Corp. Series F	$445,386	Market Approach	Discount for Lack of Marketability	5%
Lookout, Inc. Series F	634,542	Market Approach	EV/Multiple	11.90
Palantir Technologies, Inc. Series I	952,048	Market Approach	Probability Expected Weighted Return Model - IPO Scenario	95%
			Market Observed Transaction	$8.89
Uber Technologies, Inc. Series D	2,210,101	Market Approach	EV/Multiple	21.25

Total	$7,855,896

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2015, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A
Directional Exposures to Currencies	A	A

Futures Contracts**
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	M
Substitution for Direct Investment	A	A	A

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		M
Substitution for Direct Investment		A

Total Return Swaps****
Hedging/Risk Management		M
Duration/Credit Quality Management		M
Substitution for Direct Investments		A
Market Access		A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A
Duration/Credit Quality Management		M
Substitution for Direct Investments		A

Options (Purchased)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	M	A
Directional Investment		A

Options (Written)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Income	A	A
Substitution for Direct Investment	M
Directional Investment	A	A

Rights and Warrants
Hedging/Risk Management		M
Duration/Credit Quality Management		M
Directional Investment		A
Result of a Corporate Action		A

Type of Derivative and Objective for Use	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A		A
Directional Exposures to Currencies					A

Futures Contracts**
Hedging/Risk Management	A
Substitution for Direct Investment		A	A		A

Rights and Warrants
Result of a Corporate Action			A	A	A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes an index swaps, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2015, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$48,438	$48,438
Forward Contracts	-	-	235,184	-	235,184
Futures Contracts	-	-	7,390	390,772	398,162

Total Value	$-	$-	$242,574	$439,210	$681,784

Liability Derivatives
Forward Contracts	$-	$-	$(94,380)	$-	$(94,380)
Futures Contracts	-	-	-	(22,261)	(22,261)
Written Options	-	-	-	(40,625)	(40,625)

Total Value	$-	$-	$(94,380)	$(62,886)	$(157,266)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	-	-	100	100
Forward Contracts	$-	$-	$10,596,805	$-	$10,596,805
Futures Contracts	-	-	5	507	512
Written Options	-	-	-	100	100

BlackRock Global Allocation Fund
Asset Derivatives
Purchased Options	$-	$9,340,093	$20,027	$811,412	$10,171,532
Forward Contracts	-	-	1,549,723	-	1,549,723
Futures Contracts	-	58,432	-	-	58,432
Swap Agreements	160,365	173,798	9,889	406,388	750,440
Rights	-	8,216	-	-	8,216
Warrants	-	128,025	-	-	128,025

Total Value	$160,365	$9,708,564	$1,579,639	$1,217,800	$12,666,368

Liability Derivatives
Forward Contracts	$-	$-	$(318,802)	$-	$(318,802)
Futures Contracts	-	(135,638)	-	-	(135,638)
Swap Agreements	-	-	-	(428,118)	(428,118)
Written Options	-	(3,193,559)	-	(100,462)	(3,294,021)

Total Value	$-	$(3,329,197)	$(318,802)	$(528,580)	$(4,176,579)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	4,354,028	3,305,361	-	7,659,389
Purchased Swaptions	$-	$-	$-	$808,007,035	$808,007,035
Forward Contracts	$-	$-	$100,771,212	$-	$100,771,212
Futures Contracts	-	272	-	-	272
Swap Agreements	$2,495,255	$702,557	$134,978,835	$123,985,182	$262,161,829
Written Options	-	4,335,139	-	50,527,035	54,862,174
Rights	-	57,024	-	-	57,024
Warrants	-	222,000	-	-	222,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk		Foreign Exchange Risk	Interest Rate Risk	Total
S&P 500 Index Fund
Asset Derivatives
Futures Contracts	$-	$455,959		$-	$-	$455,959

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	1,091		-	-	1,091

Small Company Value Fund
Asset Derivatives
Futures Contracts	$-	$2,480		$-	$-	$2,480

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	5		-	-	5

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$125,748		$-	$-	$125,748

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	50		-	-	50

Russell 2000 Small Cap Index
Asset Derivatives
Rights	$-	$-	††	$-	$-	$-
Warrants	-	-	††	-	-	-

Total Value	$-	$-		$-	$-	$-

Liability Derivatives
Futures Contracts	$-	$(9,797)		$-	$-	$(9,797)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	31		-	-	31
Rights	-	2,508		-	-	2,508
Warrants	-	1,428		-	-	1,428

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-		$4,392,883	$-	$4,392,883
Rights	-	10,852		-	-	10,852

Total Value	$-	$10,852		$4,392,883	$-	$4,403,735

Liability Derivatives
Forward Contracts	$-	$-		$(5,121,065)	$-	$(5,121,065)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-		$277,914,958	$-	$277,914,958
Rights	-	75,315		-	-	75,315

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$76,189	$-	$76,189
Futures Contracts	-	36,374	-	-	36,374
Rights	-	57,733	-	-	57,733

Total Value	$-	$94,107	$76,189	$-	$170,296

Liability Derivatives
Forward Contracts	$-	$-	$(14,217)	$-	$(14,217)
Futures Contracts	-	(30,220)	-	-	(30,220)

Total Value	$-	$(30,220)	$(14,217)	$-	$(44,437)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$10,958,940	$-	$10,958,940
Futures Contracts	-	164	-	-	164
Rights	-	326,935	-	-	326,935

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,824,888	$-	$1,824,888
Rights	-	23,733	-	-	23,733

Total Value	$-	$23,733	$1,824,888	$-	$1,848,621

Liability Derivatives
Forward Contracts	$-	$-	$(1,469,861)	$-	$(1,469,861)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$95,187,649	$-	$95,187,649
Rights	-	164,718	-	-	164,718

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for purchased swaptions, forward contracts, and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants at March 31, 2015.
††	Represents security at $0 value as of March 31, 2015.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2015, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts. A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but

Notes to Portfolio of Investments (Unaudited) (Continued)

is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2015. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund
Contracts to Buy
EUR	1,384,615	Bank of America N.A.	05/13/15	$1,572,760	$(83,148)
INR	28,200,000	Bank of America N.A.	04/16/15	445,707	3,805

				2,018,467	(79,343)

INR	16,000,000	Barclays Bank PLC	04/16/15	252,717	2,325

INR	102,800,000	Citibank N.A.	04/16/15	1,624,511	14,134

				$3,895,695	$(62,884)

Contracts to Deliver
BRL	2,200,000	Barclays Bank PLC	04/16/15	$697,306	$10,369
JPY	87,063,000	Barclays Bank PLC	05/13/15	742,738	16,416
MXN	18,121,099	Barclays Bank PLC	04/16/15	1,175,960	(11,232)

				2,616,004	15,553

BRL	2,386,200	Citibank N.A.	04/16/15	755,605	10,528
EUR	351,921	Citibank N.A.	05/13/15	402,145	23,538
JPY	67,176,353	Citibank N.A.	05/13/15	573,165	12,747

				1,730,915	46,813

EUR	1,270,000	Morgan Stanley & Co.	05/13/15	1,454,810	88,505

EUR	786,893	UBS AG	05/13/15	899,381	52,817

				$6,701,110	$203,688

BlackRock Global Allocation Fund
Contracts to Buy
EUR	1,168,000	Credit Suisse International	04/10/15	$1,235,126	$20,901
INR	82,465,090	Credit Suisse International	06/26/15	1,293,374	1,862
INR	43,532,160	Credit Suisse International	08/05/15	672,000	6,158
JPY	147,569,166	Credit Suisse International	04/02/15	1,229,743	667

				4,430,243	29,588

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Buy (Continued)

EUR	1,368,405	Deutsche Bank AG	04/02/15	$1,444,213	$27,164
EUR	687,053	Deutsche Bank AG	04/09/15	720,657	18,165

				2,164,870	45,329

CLP	422,421,000	JP Morgan Chase Bank	09/15/15	676,223	(9,928)

EUR	1,714,826	UBS AG	04/16/15	1,818,232	25,975
JPY	147,716,768	UBS AG	04/02/15	1,230,973	667

				3,049,205	26,642

				$10,320,541	$91,631

Contracts to Deliver
BRL	4,538,845	BNP Paribas SA	04/10/15	$1,548,988	$129,644
CHF	1,670,817	BNP Paribas SA	04/24/15	1,662,000	(58,792)
EUR	891,601	BNP Paribas SA	06/04/15	975,343	15,843
JPY	153,278,944	BNP Paribas SA	04/24/15	1,281,193	2,788
JPY	402,768,495	BNP Paribas SA	05/15/15	3,330,000	(30,178)
MXN	9,938,702	BNP Paribas SA	04/17/15	662,412	11,329
MXN	19,965,150	BNP Paribas SA	05/28/15	1,361,090	56,761
MXN	10,300,360	BNP Paribas SA	08/20/15	680,489	11,512
MXN	10,100,380	BNP Paribas SA	09/03/15	637,892	(17,424)

				12,139,407	121,483

BRL	16,177	Brown Brothers & Harriman Co.	04/02/15	4,975	(94)

AUD	870,000	Credit Suisse International	04/16/15	677,730	15,643
CAD	1,268,992	Credit Suisse International	04/24/15	997,000	(4,652)
EUR	1,168,000	Credit Suisse International	04/10/15	1,320,085	64,059
IDR	8,939,785,000	Credit Suisse International	05/29/15	677,000	2,909
JPY	147,569,166	Credit Suisse International	04/02/15	1,240,077	9,667
JPY	125,992,450	Credit Suisse International	04/30/15	1,052,063	1,153
JPY	230,000,000	Credit Suisse International	05/07/15	1,949,706	31,081
JPY	147,569,166	Credit Suisse International	05/21/15	1,230,528	(692)
JPY	201,552,960	Credit Suisse International	05/22/15	1,680,000	(1,647)
JPY	130,000,000	Credit Suisse International	07/10/15	1,095,198	9,712
KRW	1,519,058,800	Credit Suisse International	05/05/15	1,358,000	(9,738)
MXN	13,479,680	Credit Suisse International	04/01/15	984,162	100,451
MXN	9,776,302	Credit Suisse International	04/10/15	644,110	3,361
MXN	13,405,830	Credit Suisse International	07/23/15	905,573	33,113
MXN	26,921,000	Credit Suisse International	08/06/15	1,804,054	53,819

				17,615,286	308,239

AUD	1,834,634	Deutsche Bank AG	04/23/15	1,431,381	35,737
AUD	1,866,000	Deutsche Bank AG	05/07/15	1,418,160	(229)
BRL	1,243,025	Deutsche Bank AG	05/22/15	388,288	4,172
EUR	1,368,405	Deutsche Bank AG	04/02/15	1,535,830	64,452
EUR	2,034,000	Deutsche Bank AG	04/09/15	2,244,104	56,841
JPY	130,000,000	Deutsche Bank AG	04/20/15	1,112,523	28,332
JPY	200,000,000	Deutsche Bank AG	05/12/15	1,703,578	35,101

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver (Continued)
JPY	400,723,566	Deutsche Bank AG	05/14/15	$3,306,000	$(37,075)
JPY	170,000,000	Deutsche Bank AG	08/10/15	1,434,599	14,385
KRW	1,856,751,480	Deutsche Bank AG	05/05/15	1,689,000	17,209
MXN	9,946,193	Deutsche Bank AG	04/17/15	662,439	10,865
MXN	10,302,630	Deutsche Bank AG	07/23/15	681,594	11,092
MXN	13,477,250	Deutsche Bank AG	08/20/15	882,394	7,087

				18,489,890	247,969

JPY	137,294,023	HSBC Bank USA	04/30/15	1,146,338	1,161

CLP	422,421,000	JP Morgan Chase Bank	09/15/15	695,000	28,705
CNH	6,369,217	JP Morgan Chase Bank	06/09/15	1,013,000	(5,241)
JPY	601,325,494	JP Morgan Chase Bank	05/07/15	4,962,071	(54,095)
JPY	401,087,226	JP Morgan Chase Bank	05/14/15	3,306,000	(40,109)
MXN	13,356,220	JP Morgan Chase Bank	04/30/15	978,621	104,434
MXN	20,014,000	JP Morgan Chase Bank	06/11/15	1,337,369	31,053

				12,292,061	64,747

AUD	1,956,000	Morgan Stanley & Co.	04/24/15	1,525,973	38,088
AUD	803,200	Morgan Stanley & Co.	05/08/15	606,476	(4,020)
BRL	4,054,452	Morgan Stanley & Co.	04/10/15	1,384,859	116,989
CLP	405,762,750	Morgan Stanley & Co.	08/24/15	675,000	33,659
CNH	4,247,954	Morgan Stanley & Co.	08/07/15	665,000	(10,063)
JPY	288,073,560	Morgan Stanley & Co.	05/08/15	2,415,569	12,472
KRW	1,871,645,000	Morgan Stanley & Co.	06/12/15	1,675,000	(8,184)
MXN	13,377,090	Morgan Stanley & Co.	06/25/15	887,399	15,085
MXN	26,975,020	Morgan Stanley & Co.	09/17/15	1,752,550	4,194
SGD	923,857	Morgan Stanley & Co.	05/07/15	663,000	(9,643)

				12,250,826	188,577

AUD	1,144,000	UBS AG	04/16/15	891,576	20,969
CLP	407,137,645	UBS AG	08/26/15	677,000	33,606
EUR	1,714,826	UBS AG	04/16/15	1,864,827	20,620
GBP	1,108,000	UBS AG	04/23/15	1,658,792	15,412
JPY	147,716,768	UBS AG	04/02/15	1,240,796	9,156
JPY	140,774,000	UBS AG	05/08/15	1,179,367	5,037
JPY	147,716,768	UBS AG	05/21/15	1,231,733	(719)
JPY	250,000,000	UBS AG	06/01/15	2,097,843	11,713
JPY	270,000,000	UBS AG	06/22/15	2,237,517	(16,279)
MXN	9,935,892	UBS AG	04/10/15	662,000	10,791
MXN	10,007,000	UBS AG	04/16/15	670,666	15,064
MXN	4,073,735	UBS AG	04/23/15	269,179	2,419
MXN	26,880,040	UBS AG	07/09/15	1,830,592	79,419

				16,511,888	207,208

				$90,450,671	$1,139,290

Diversified International Fund
Contracts to Buy
DKK	1,380,812	Australia and New Zealand Banking Group	04/10/15	$196,480	$2,260
JPY	1,483,499,791	Australia and New Zealand Banking Group	04/10/15	12,606,460	(235,856)

				12,802,940	(233,596)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Buy (Continued)

EUR	617,741	Barclays Bank PLC	04/10/15	$699,281	$(34,984)
GBP	247,488	Barclays Bank PLC	04/10/15	378,207	(11,103)
JPY	233,514,162	Barclays Bank PLC	04/10/15	1,974,727	(27,500)

				3,052,215	(73,587)

AUD	2,692,129	BNP Paribas SA	04/10/15	2,091,582	(42,126)
HKD	12,887,447	BNP Paribas SA	04/10/15	1,662,314	(45)

				3,753,896	(42,171)

AUD	2,205,593	Citibank N.A.	04/10/15	1,707,704	(28,637)
CHF	232,006	Citibank N.A.	04/10/15	245,437	(6,632)
JPY	28,694,097	Citibank N.A.	04/10/15	241,021	(1,747)

				2,194,162	(37,016)

DKK	1,471,114	Commonwealth Bank of Australia	04/10/15	226,529	(14,793)

CAD	378,345	Credit Suisse International	04/10/15	302,494	(3,797)
CHF	2,786,266	Credit Suisse International	04/10/15	3,028,297	(160,379)
DKK	3,367,647	Credit Suisse International	04/10/15	518,559	(33,857)
EUR	14,263,280	Credit Suisse International	04/10/15	16,335,169	(996,947)
GBP	7,774,775	Credit Suisse International	04/10/15	11,906,325	(373,843)
JPY	1,382,299,914	Credit Suisse International	04/10/15	11,792,285	(265,567)
NOK	5,901,494	Credit Suisse International	04/10/15	784,671	(52,152)
SEK	10,137,858	Credit Suisse International	04/10/15	1,222,952	(45,674)

				45,890,752	(1,932,216)

EUR	1,783,492	Deutsche Bank AG	04/10/15	2,055,116	(137,213)
GBP	328,955	Deutsche Bank AG	04/10/15	496,304	(8,358)
HKD	6,106,645	Deutsche Bank AG	04/10/15	787,585	72
JPY	41,365,800	Deutsche Bank AG	04/10/15	349,127	(4,186)
SGD	3,787,773	Deutsche Bank AG	04/10/15	2,827,661	(68,123)

				6,515,793	(217,808)

AUD	424,902	Goldman Sachs International	04/10/15	330,014	(6,546)
EUR	1,570,468	Goldman Sachs International	04/10/15	1,764,966	(76,141)
GBP	897,164	Goldman Sachs International	04/10/15	1,379,986	(49,204)
JPY	75,653,180	Goldman Sachs International	04/10/15	633,451	(2,593)

				4,108,417	(134,484)

AUD	9,181,436	HSBC Bank PLC	04/10/15	7,415,800	(426,183)
CHF	186,703	HSBC Bank PLC	04/10/15	201,267	(9,092)
EUR	15,964,878	HSBC Bank PLC	04/10/15	18,067,364	(899,304)
GBP	10,166,163	HSBC Bank PLC	04/10/15	15,309,333	(229,656)
HKD	16,945,291	HSBC Bank PLC	04/10/15	2,185,445	219

				43,179,209	(1,564,016)

CHF	385,176	Morgan Stanley & Co.	04/10/15	441,137	(44,672)
EUR	159,363	Morgan Stanley & Co.	04/10/15	170,199	1,174
GBP	230,135	Morgan Stanley & Co.	04/10/15	348,287	(6,923)

				959,623	(50,421)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Buy (Continued)
GBP	259,085	Royal Bank of Canada	04/10/15	$390,615	$(6,309)
JPY	50,540,700	Royal Bank of Canada	04/10/15	417,512	3,936

				808,127	(2,373)

CHF	2,679,189	Societe Generale	04/10/15	2,913,628	(155,925)
DKK	3,159,176	Societe Generale	04/10/15	481,868	(27,170)
EUR	556,260	Societe Generale	04/10/15	667,569	(69,388)
GBP	91,232	Societe Generale	04/10/15	140,426	(5,099)
JPY	42,517,410	Societe Generale	04/10/15	357,489	(2,945)
NOK	5,598,002	Societe Generale	04/10/15	717,199	(22,351)
SEK	7,272,339	Societe Generale	04/10/15	879,971	(35,457)

				6,158,150	(318,335)

SEK	15,146,221	Standard Chartered Bank	04/10/15	1,902,184	(143,301)

EUR	230,501	State Street Bank and Trust Co.	04/10/15	263,328	(15,455)
GBP	161,703	State Street Bank and Trust Co.	04/10/15	248,648	(8,791)
JPY	124,631,598	State Street Bank and Trust Co.	04/10/15	1,050,171	(10,893)

				1,562,147	(35,139)

CHF	333,357	Toronto Dominion Bank	04/10/15	350,474	(7,348)
GBP	1,252,635	Toronto Dominion Bank	04/10/15	1,896,744	(38,685)

				2,247,218	(46,033)

CHF	147,236	UBS AG	04/10/15	154,097	(2,546)
EUR	937,749	UBS AG	04/10/15	1,072,115	(63,693)

				1,226,212	(66,239)

CAD	424,145	Westpac Banking Corp.	04/10/15	355,233	(20,379)
CHF	187,084	Westpac Banking Corp.	04/10/15	197,069	(4,503)
JPY	90,600,120	Westpac Banking Corp.	04/10/15	773,435	(17,939)

				1,325,737	(42,821)

				$137,913,311	$(4,954,349)

Contracts to Deliver
CHF	188,499	Australia and New Zealand Banking Group	04/10/15	$188,105	$(5,918)
EUR	468,944	Australia and New Zealand Banking Group	04/10/15	543,845	39,558
JPY	22,301,481	Australia and New Zealand Banking Group	04/10/15	186,359	390

				918,309	34,030

CAD	89,544	Barclays Bank PLC	04/10/15	70,754	60
EUR	468,201	Barclays Bank PLC	04/10/15	534,676	31,189
JPY	24,207,226	Barclays Bank PLC	04/10/15	203,581	1,722

				809,011	32,971

EUR	1,152,543	BNP Paribas SA	04/10/15	1,310,780	71,376

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
AUD	5,245,239	Citibank N.A.	04/10/15	$4,084,635	$91,554
CHF	1,831,734	Citibank N.A.	04/10/15	1,987,496	102,083
EUR	16,458,377	Citibank N.A.	04/10/15	18,691,947	993,196
GBP	9,391,210	Citibank N.A.	04/10/15	14,117,324	187,151
HKD	16,022,316	Citibank N.A.	04/10/15	2,066,406	(209)
JPY	1,436,887,090	Citibank N.A.	04/10/15	12,257,211	275,301
SEK	11,819,107	Citibank N.A.	04/10/15	1,426,607	54,091
SGD	521,145	Citibank N.A.	04/10/15	389,439	9,765

				55,021,065	1,712,932

EUR	248,120	Deutsche Bank AG	04/10/15	283,608	16,789
GBP	573,423	Deutsche Bank AG	04/10/15	868,777	18,208
SGD	570,654	Deutsche Bank AG	04/10/15	426,578	10,835

				1,578,963	45,832

CAD	712,946	Goldman Sachs International	04/10/15	604,150	41,293
CHF	3,392,305	Goldman Sachs International	04/10/15	3,395,481	(96,236)
EUR	685,900	Goldman Sachs International	04/10/15	760,438	22,846
GBP	913,139	Goldman Sachs International	04/10/15	1,378,141	23,663
NOK	3,626,261	Goldman Sachs International	04/10/15	467,188	17,081

				6,605,398	8,647

AUD	5,013,633	HSBC Bank PLC	04/10/15	3,907,214	90,450
CHF	1,959,560	HSBC Bank PLC	04/10/15	2,124,145	107,160
DKK	2,607,046	HSBC Bank PLC	04/10/15	397,833	22,603
EUR	19,935,165	HSBC Bank PLC	04/10/15	22,805,003	1,367,438
GBP	8,873,805	HSBC Bank PLC	04/10/15	13,519,855	357,158
HKD	14,102,025	HSBC Bank PLC	04/10/15	1,818,666	(263)
JPY	1,374,790,216	HSBC Bank PLC	04/10/15	11,597,759	133,662
NOK	5,292,135	HSBC Bank PLC	04/10/15	696,208	39,326
SEK	11,449,263	HSBC Bank PLC	04/10/15	1,371,103	41,536
SGD	1,116,398	HSBC Bank PLC	04/10/15	824,083	10,744

				59,061,869	2,169,814

EUR	300,978	Morgan Stanley & Co.	04/10/15	340,381	16,720
JPY	798,321,128	Morgan Stanley & Co.	04/10/15	6,695,416	38,378

				7,035,797	55,098

GBP	125,401	Royal Bank of Canada	04/10/15	187,045	1,035

EUR	609,248	Societe Generale	04/10/15	646,714	(8,450)
GBP	255,803	Societe Generale	04/10/15	380,483	1,045
JPY	47,897,285	Societe Generale	04/10/15	399,913	507

				1,427,110	(6,898)

JPY	24,641,726	State Street Bank and Trust Co.	04/10/15	203,156	(2,326)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
EUR	330,165	Toronto Dominion Bank	04/10/15		$382,707	$27,659
NOK	1,627,408	Toronto Dominion Bank	04/10/15		214,333	12,332

					597,040	39,991

EUR	178,364	UBS AG	04/10/15		202,869	11,062
GBP	654,174	UBS AG	04/10/15		987,171	16,822

					1,190,040	27,884

CHF	191,309	Westpac Banking Corp.	04/10/15		190,554	(6,361)
EUR	185,236	Westpac Banking Corp.	04/10/15		210,290	11,094

					400,844	4,733

					$136,346,427	$4,195,119

Cross Currency Forwards
EUR	470,263	Credit Suisse International	04/10/15	JPY	62,878,301	$(18,625)
EUR	458,011	Credit Suisse International	04/10/15	SGD	704,419	(20,667)
JPY	58,264,260	Credit Suisse International	04/10/15	NOK	3,773,201	17,508

						(21,784)

JPY	41,500,739	Societe Generale	04/10/15	GBP	230,830	3,671

EUR	904,771	State Street Bank and Trust Co.	04/10/15	DKK	6,723,200	5,294
JPY	31,286,962	State Street Bank and Trust Co.	04/10/15	EUR	215,548	29,103

						34,397

JPY	52,332,933	UBS AG	04/10/15	EUR	392,081	14,764

						$31,048

MSCI EAFE International Index Fund
Contracts to Buy
EUR	1,870,232	Citibank N.A.	06/17/15		$2,000,000	$13,052
GBP	476,023	Citibank N.A.	06/17/15		710,000	(4,234)

					2,710,000	8,818

AUD	391,327	Goldman Sachs International	06/17/15		300,000	(3,212)
EUR	551,141	Goldman Sachs International	06/17/15		600,000	(6,771)
GBP	472,166	Goldman Sachs International	06/17/15		700,000	47
JPY	68,946,106	Goldman Sachs International	06/17/15		570,000	5,473

					2,170,000	(4,463)

EUR	790,424	Morgan Stanley & Co.	06/17/15		837,454	13,331
GBP	606,805	Morgan Stanley & Co.	06/17/15		897,938	1,730
JPY	206,362,931	Morgan Stanley & Co.	06/17/15		1,711,548	10,902

					3,446,940	25,963

CHF	398,973	UBS AG	06/17/15		400,000	11,833

					$8,726,940	$42,151

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund (Continued)
Contracts to Deliver
JPY	89,736,198	Goldman Sachs International	06/17/15	$752,000	$2,999

EUR	574,385	UBS AG	06/17/15	631,000	12,752
GBP	569,886	UBS AG	06/17/15	849,000	4,070

				1,480,000	16,822

				$2,232,000	$19,821

Overseas Fund
Contracts to Buy
DKK	2,898,430	Australia and New Zealand Banking Group	04/10/15	$412,425	$4,743
JPY	163,511,541	Australia and New Zealand Banking Group	04/10/15	1,376,430	(12,941)

				1,788,855	(8,198)

GBP	233,262	Barclays Bank PLC	04/10/15	356,467	(10,465)
JPY	147,247,325	Barclays Bank PLC	04/10/15	1,242,656	(14,790)

				1,599,123	(25,255)

EUR	207,251	BNP Paribas SA	04/10/15	244,481	(21,611)
JPY	82,369,443	BNP Paribas SA	04/10/15	702,401	(15,539)

				946,882	(37,150)

AUD	995,720	Citibank N.A.	04/10/15	773,066	(15,047)
CAD	253,127	Citibank N.A.	04/10/15	203,314	(3,475)
CHF	503,645	Citibank N.A.	04/10/15	532,802	(14,398)
DKK	3,069,203	Citibank N.A.	04/10/15	472,942	(31,194)
JPY	44,685,618	Citibank N.A.	04/10/15	376,179	(3,555)

				2,358,303	(67,669)

CHF	1,068,960	Credit Suisse International	04/10/15	1,119,495	(19,209)
EUR	499,965	Credit Suisse International	04/10/15	595,625	(57,980)
GBP	411,218	Credit Suisse International	04/10/15	621,240	(11,271)
JPY	35,442,113	Credit Suisse International	04/10/15	302,188	(6,643)
SEK	8,933,834	Credit Suisse International	04/10/15	1,036,435	1,023

				3,674,983	(94,080)

EUR	443,044	Deutsche Bank AG	04/10/15	524,004	(47,570)
HKD	5,836,513	Deutsche Bank AG	04/10/15	752,746	68
SGD	2,978,566	Deutsche Bank AG	04/10/15	2,227,138	(57,138)

				3,503,888	(104,640)

EUR	1,719,826	Goldman Sachs International	04/10/15	1,930,832	(81,392)
GBP	218,854	Goldman Sachs International	04/10/15	336,549	(11,918)
JPY	47,913,450	Goldman Sachs International	04/10/15	400,116	(575)

				2,667,497	(93,885)

AUD	7,889,816	HSBC Bank PLC	04/10/15	6,372,565	(366,228)
EUR	746,000	HSBC Bank PLC	04/10/15	791,206	11,015
GBP	3,006,866	HSBC Bank PLC	04/10/15	4,558,139	(97,992)
HKD	8,837,981	HSBC Bank PLC	04/10/15	1,139,316	638

				12,861,226	(452,567)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Buy (Continued)
CHF	324,140	Morgan Stanley & Co.	04/10/15	$371,233	$(37,594)

JPY	76,037,866	Royal Bank of Canada	04/10/15	628,142	5,922

JPY	57,690,333	Societe Generale	04/10/15	490,818	(9,750)

EUR	607,832	Standard Chartered Bank	04/10/15	664,341	(10,700)
GBP	235,609	Standard Chartered Bank	04/10/15	356,974	(7,490)
JPY	162,076,808	Standard Chartered Bank	04/10/15	1,363,252	(11,726)
SEK	13,402,461	Standard Chartered Bank	04/10/15	1,683,189	(126,803)

				4,067,756	(156,719)

AUD	1,304,000	State Street Bank and Trust Co.	06/17/15	1,078,271	(89,298)
JPY	28,075,640	State Street Bank and Trust Co.	04/10/15	233,310	807

				1,311,581	(88,491)

CHF	724,304	Toronto Dominion Bank	04/10/15	761,495	(15,966)
GBP	1,040,838	Toronto Dominion Bank	04/10/15	1,576,040	(32,144)

				2,337,535	(48,110)

EUR	802,101	UBS AG	04/10/15	917,031	(54,480)

CHF	470,660	Westpac Banking Corp.	04/10/15	495,781	(11,329)
GBP	243,324	Westpac Banking Corp.	04/10/15	372,792	(11,864)
JPY	76,268,601	Westpac Banking Corp.	04/10/15	651,089	(15,101)

				1,519,662	(38,294)

				$41,044,515	$(1,310,960)

Contracts to Deliver
CHF	410,090	Australia and New Zealand Banking Group	04/10/15	$409,231	$(12,876)
EUR	385,754	Australia and New Zealand Banking Group	04/10/15	439,106	24,280

				848,337	11,404

EUR	547,363	Barclays Bank PLC	04/10/15	625,078	36,463

EUR	475,159	BNP Paribas SA	04/10/15	539,406	28,437

EUR	697,154	Citibank N.A.	04/10/15	809,810	60,115
HKD	2,670,131	Citibank N.A.	04/10/15	344,361	(42)
JPY	193,718,137	Citibank N.A.	04/10/15	1,622,291	6,915
SGD	440,968	Citibank N.A.	04/10/15	329,526	8,264

				3,105,988	75,252

EUR	1,171,496	Deutsche Bank AG	04/10/15	1,342,141	82,357
GBP	397,444	Deutsche Bank AG	04/10/15	600,363	10,826
JPY	48,722,604	Deutsche Bank AG	04/10/15	407,045	757
SGD	489,140	Deutsche Bank AG	04/10/15	365,644	9,287

				2,715,193	103,227

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver (Continued)
CAD	609,944	Goldman Sachs International	04/10/15		$516,866	$35,327
CHF	3,276,188	Goldman Sachs International	04/10/15		3,312,584	(59,614)
EUR	1,690,568	Goldman Sachs International	04/10/15		1,872,522	54,546
GBP	1,321,771	Goldman Sachs International	04/10/15		1,979,664	19,055
JPY	91,568,077	Goldman Sachs International	04/10/15		763,975	407
NOK	4,334,315	Goldman Sachs International	04/10/15		558,409	20,415

					9,004,020	70,136

EUR	5,895,751	HSBC Bank PLC	04/10/15		6,870,893	530,813
GBP	1,110,961	HSBC Bank PLC	04/10/15		1,697,111	49,201
JPY	78,677,689	HSBC Bank PLC	04/10/15		648,578	(7,499)

					9,216,582	572,515

EUR	1,043,283	Morgan Stanley & Co.	04/10/15		1,180,051	58,143
JPY	683,775,439	Morgan Stanley & Co.	04/10/15		5,734,736	32,871

					6,914,787	91,014

GBP	295,445	Royal Bank of Canada	04/10/15		440,677	2,438

NOK	5,325,338	Societe Generale	04/10/15		647,872	(13,132)

AUD	2,963,000	State Street Bank and Trust Co.	06/17/15		2,648,507	401,325
CHF	9,841,000	State Street Bank and Trust Co.	09/16/15		10,461,875	261,513

					13,110,382	662,838

SGD	458,872	Toronto Dominion Bank	04/10/15		332,267	(2,039)

GBP	467,363	UBS AG	04/10/15		708,055	14,806

CHF	416,230	Westpac Banking Corp.	04/10/15		414,588	(13,840)
EUR	2,068,995	Westpac Banking Corp.	04/10/15		2,226,925	2,003
GBP	646,889	Westpac Banking Corp.	04/10/15		962,603	3,059

					3,604,116	(8,778)

					$51,812,760	$1,644,581

Cross Currency Forwards
CAD	356,817	Barclays Bank PLC	04/10/15	GBP	196,576	$(9,887)

EUR	397,794	Credit Suisse International	04/10/15	JPY	53,188,558	(15,756)

JPY	44,169,581	Deutsche Bank AG	04/10/15	EUR	328,665	14,886

JPY	38,202,429	Societe Generale	04/10/15	EUR	270,475	27,702

EUR	762,481	State Street Bank and Trust Co.	04/10/15	DKK	5,665,864	4,461

						$21,406

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at March 31, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	06/19/15	3	$491,625	$5,100
U.S. Treasury Note 10 Year	06/19/15	49	6,316,406	16,809
U.S. Treasury Ultra Long Bond	06/19/15	2	339,750	3,197
U.S. Treasury Note 5 Year	06/30/15	187	22,479,446	200,853
90 Day Eurodollar	12/14/15	30	7,450,875	3,653
90 Day Eurodollar	12/19/16	220	54,227,250	161,160

				$390,772

Futures Contracts — Short
Euro Bund	06/08/15	11	$(1,877,774)	$(17,557)
Euro FX	06/15/15	5	(672,125)	7,390
U.S. Treasury Note 2 Year	06/30/15	5	(1,095,781)	(4,704)

				$(14,871)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund
Futures Contracts — Long
Topix Index	06/11/15	56	$7,206,903	$53,771
DAX Index	06/19/15	11	3,551,431	(10,246)

				$43,525

Futures Contracts — Short
Euro Stoxx 50 Index	06/19/15	11	$(429,466)	$(4,342)
FTSE 100 Index	06/19/15	4	(399,153)	3,018
Nasdaq 100 E Mini Index	06/19/15	2	(173,180)	1,643
Russell 2000 Mini Index	06/19/15	24	(2,997,360)	(56,816)
S&P 500 E Mini Index	06/19/15	164	(16,898,560)	(64,234)

				$(120,731)

S&P 500 Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	06/19/15	1,091	$112,416,640	$455,959

Small Company Value Fund
Futures Contracts — Long
Russell 2000 Mini Index	06/19/15	5	$624,450	$2,480

S&P Mid Cap Index Fund
Futures Contracts — Long
S&P Midcap 400 E Mini Index	06/19/15	50	$7,599,000	$125,748

Russell 2000 Small Cap Index Fund
Futures Contracts — Long
Russell 2000 Mini Index	06/19/15	31	$3,871,590	$(9,797)

MSCI EAFE International Index Fund
Futures Contracts — Long
Hang Seng Index	04/29/15	1	$160,906	$1,821
Topix Index	06/11/15	14	1,801,726	(15,412)
SPI 200 Index	06/18/15	6	672,461	2,311
Euro Stoxx 50 Index	06/19/15	113	4,411,784	22,190
FTSE 100 Index	06/19/15	21	2,095,555	(14,808)

				$(3,898)

Futures Contracts — Short
FTSE 100 Index	06/19/15	9	$(898,095)	$10,052

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest

Notes to Portfolio of Investments (Unaudited) (Continued)

rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at March 31, 2015. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
BlackRock Global Allocation Fund*
Credit Default Swaps — Buy Protection
OTC Swaps
Citibank N.A.	USD	1,153,524	6/20/20	(5.000%)	CDX.NA.HY24.V1†	$81,150	$(81,150)	$-

Centrally Cleared Swaps
	EUR	1,341,731	6/20/19	(5.000%)	ITRAXX.XO.22.V1†	(2,085)	162,450	160,365

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Deutsche Bank AG	PLN	2,028,000	3/17/20	6-Month Poland Warsaw Interbank	2.057%	$4,567	$-	$4,567
Deutsche Bank AG	PLN	676,000	3/19/20	6-Month Poland Warsaw Interbank	2.050%	1,777	-	1,777

						6,344	-	6,344

Centrally Cleared Swaps
	AUD	834,076	6/11/20	6-Month Austrailian Bill Bank Rate	2.888%	16,612	-	16,612
	NZD	1,005,106	2/05/20	3-Month New Zealand Bill Bank Rate	3.475%	(4,812)	-	(4,812)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund* (Continued)
Interest Rate Swaps (Continued)
Centrally Cleared Swaps (Continued)
	NZD	1,718,000	2/09/20	3-Month New Zealand Bill Bank Rate	3.590%	$(1,725)	$-	$(1,725)
	NZD	2,014,000	2/09/20	3-Month New Zealand Bill Bank Rate	3.600%	(1,355)	-	(1,355)
	USD	16,480,000	3/11/17	3-Month USD-LIBOR-BBA	1.029%	(78,121)	-	(78,121)
	USD	33,660,000	3/17/17	3-Month USD-LIBOR-BBA	0.990%	(132,474)	-	(132,474)
	USD	8,400,000	3/17/17	3-Month USD-LIBOR-BBA	0.970%	(29,783)	-	(29,783)
	USD	33,780,000	4/07/17	3-Month USD-LIBOR-BBA	1.081%	(179,848)	-	(179,848)
	USD	6,810,000	3/11/20	3-Month USD-LIBOR- BBA	1.878%	115,754	-	115,754
	USD	1,850,000	3/17/25	3-Month USD-LIBOR- BBA	2.158%	21,874	-	21,874
	USD	3,710,000	3/17/25	3-Month USD-LIBOR-BBA	2.234%	69,981	-	69,981
	USD	3,700,000	3/17/25	3-Month USD-LIBOR-BBA	2.180%	51,433	-	51,433
	USD	7,320,000	4/07/25	3-Month USD-LIBOR-BBA	2.220%	124,390	-	124,390

						(28,074)	-	(28,074)

Total Return Swaps
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	35,519	-	35,519
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	31,017	-	31,017
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	54,296	-	54,296
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	49,710	-	49,710

						170,542	-	170,542

Citibank N.A.	USD	61,438	4/13/15	1-Month USD-LIBOR-BBA + 0.75%	Notional amount at expiration date x Strike Price	392	-	392

Credit Suisse International	USD	181,119	2/08/16	1-Month USD-LIBOR-BBA + 0.50%	Notional amount at expiration date x Strike Price	2,864	-	2,864

Deliver	Receive	Expiration Date	Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
134,978,835 JPY	1,119,785 USD	3/15/17	Bank of America N.A.	Sell	Notional amount x 0.1%	Notional amount x 1.23%	$9,889	$-	$9,889

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar

Notes to Portfolio of Investments (Unaudited) (Continued)

PLN	Polish Zloty
USD	U.S. Dollar
*	Collateral for swap agreements held by Citibank N.A. amounted to $750,000 in cash at March 31, 2015. A portion of the cash collateral received from Bank of America, Citibank N.A., and Deutsche Bank AG, in the amount $500,000, $1,300,000, and $900,000, respectively, was related to swap agreements at March 31, 2015.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at March 31, 2015. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
	100	5/22/15	U.S. Treasury Note 10 Year Futures, Call, Strike 131.00	$43,425	$40,625

BlackRock Global Allocation Fund
	33,727,035	6/30/15	Interest Rate Swaption USD 5 Year Call, Strike 1.25	$72,850	$43,196
	10,080,000	7/23/15	Interest Rate Swaption USD 5 Year Call, Strike 1.40	41,126	33,943
	6,720,000	7/23/15	Interest Rate Swaption USD 5 Year Put, Strike 2.05	49,056	23,323
	169,289	6/12/15	Topix Index, Put, Strike 1,475.00	26,819	39,969
Bank of America N.A.	111	8/12/15	Ibovespa Index, Put, Strike 41,501.25	18,070	11,321
Bank of America N.A.	111	8/12/15	Ibovespa Index, Call, Strike 55,416.37	37,675	66,627
Bank of America N.A.	166,000	9/11/15	Topix Index, Put, Strike 1,435.00	40,715	54,325
Bank of America N.A.	224,216	12/11/15	Topix Index, Put, Strike 1,425.00	148,993	100,382
Barclays Bank PLC	31,400	6/19/15	AbbVie, Inc., Call, Strike 65.00	31,400	24,785
Barclays Bank PLC	25,400	6/19/15	Aetna, Inc., Call, Strike 90.00	40,640	515,067
Barclays Bank PLC	65,820	8/21/15	GlaxoSmithKline PLC, Call, Strike 50.00	13,164	36,201
BNP Paribas SA	2,988	4/30/15	S&P 500 Index, Put, Strike 1,965.00	36,783	30,509
Citibank N.A.	33,100	1/15/16	Abbott Laboratories, Call, Strike 55.00	15,789	13,406
Citibank N.A.	13,200	5/15/15	AbbVie, Inc., Call, Strike 60.00	22,044	18,150
Citibank N.A.	130,900	1/15/16	Pfizer, Inc., Call, Strike 37.50	51,051	110,188
Citibank N.A.	40,639	1/15/16	Prudential Financial, Inc., Call, Strike 105.00	105,661	31,089
Citibank N.A.	5,800	9/21/16	Taiwan TWSE Index, Put, Strike 8,100.70	97,721	41,389
Citibank N.A.	5,276	9/21/16	Taiwan TWSE Index, Put, Strike 8,691.29	90,578	62,688
Citibank N.A.	234,775	12/11/15	Topix Index, Put, Strike 1,400.00	88,381	90,718
Citibank N.A.	234,775	12/11/15	Topix Index, Call, Strike 1,800.00	47,721	41,755
Citibank N.A.	332,000	3/11/16	Topix Index, Put, Strike 1,435.00	221,004	194,347
Citibank N.A.	8,237	6/19/15	Twitter, Inc., Call, Strike 50.00	13,262	35,625
Credit Suisse International	2,565	4/17/15	Russell 2000 Index, Put, Strike 1,150.00	7,054	3,078
Credit Suisse International	6,600	6/19/15	Twitter, Inc., Call, Strike 55.00	15,177	15,642
Deutsche Bank AG	33,244	1/15/16	Activision Blizzard, Inc., Call, Strike 24.00	27,593	58,755
Deutsche Bank AG	190	9/21/18	Euro STOXX 50 Index, Put, Strike 2,586.07	69,380	29,937
Deutsche Bank AG	66,230	6/19/15	General Electric Co., Put, Strike 23.00	70,866	17,220
Deutsche Bank AG	16,500	4/17/15	Marathon Petroleum Corp., Call, Strike 100.00	41,415	68,475
Deutsche Bank AG	2,728	5/15/15	Russell 2000 Index, Put, Strike 1,100.00	24,006	8,525
Deutsche Bank AG	2,728	5/15/15	Russell 2000 Index, Call, Strike 1,300.00	24,552	19,642
Deutsche Bank AG	1,567	6/19/15	Tesla Motors, Inc., Call, Strike 210.00	28,864	12,732
Goldman Sachs & Co.	92,500	1/15/16	British American Tobacco PLC, Call, Strike 19.00	42,245	20,478
Goldman Sachs & Co.	43,000	1/15/16	ERAC USA Finance LLC, Call, Strike 57.50	65,038	76,110
Goldman Sachs & Co.	88	6/17/15	Ibovespa Index, Put, Strike 39,600.00	7,336	2,340
Goldman Sachs & Co.	88	6/17/15	Ibovespa Index, Call, Strike 54,500.00	35,699	35,356
Goldman Sachs & Co.	16,161	6/19/15	Humana, Inc., Call, Strike 155.00	46,059	424,226
Goldman Sachs & Co.	33,100	1/15/16	JP Morgan Chase & Co., Call, Strike 66.00	41,272	59,042
Goldman Sachs & Co.	66,266	1/15/16	Merck & Co., Inc., Call, Strike 65.00	64,941	71,567
Goldman Sachs & Co.	52,375	1/15/16	MetLife, Inc., Call, Strike 67.50	39,281	14,331
Goldman Sachs & Co.	5,400	12/21/16	Taiwan TWSE Index, Put, Strike 8,868.97	102,600	84,971
Goldman Sachs & Co.	7,937	8/21/15	Tenet Heallthcare Corp., Call, Strike 49.00	29,385	40,082
Goldman Sachs & Co.	233,882	6/12/15	Topix Index, Put, Strike 1,425.00	59,819	33,864
JPMorgan Chase Bank	16,550	4/17/15	Consol Energy, Inc., Put, Strike 38.00	56,270	166,328

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
Morgan Stanley & Co.	1,181,745	12/11/15	MSCI Custom Index, Put, Strike 128.68	$104,540	$29,480
Morgan Stanley & Co.	304,626	12/11/15	MSCI Custom Index, Put, Strike 137.22	28,318	7,216
Morgan Stanley & Co.	1,607	5/15/15	Russell 2000 Index, Put, Strike 1,110.00	10,092	5,785
Morgan Stanley & Co.	1,607	5/15/15	Russell 2000 Index, Call, Strike 1,300.00	10,124	11,570
Morgan Stanley & Co.	278,220	5/08/15	Topix Index, Put, Strike 1,460.00	54,656	30,096
UBS AG	26,398	4/17/15	Consol Energy, Inc., Put, Strike 39.00	90,281	293,678
UBS AG	2,700	4/17/15	Russell 2000 Index, Call, Strike 1,270.00	32,463	19,845
UBS AG	114,500	12/11/15	Topix Index, Put, Strike 1,225.00	53,678	14,647

				$2,593,507	$3,294,021

Transactions in written option contracts during the period ended March 31, 2015, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at December 31, 2014	488	$38,064
Options written	1,738	482,711
Options terminated in closing purchase transactions	(1,579)	(430,196)
Options expired	(547)	(47,154)
Options exercised	-	-

Options outstanding at March 31, 2015	100	$43,425

BlackRock Global Allocation Fund
Options outstanding at December 31, 2014	31,104,933	$2,676,475
Options written	86,699,435	1,962,687
Options terminated in closing purchase transactions	(62,779,250)	(1,618,483)
Options expired	(44,056)	(108,134)
Options exercised	(118,888)	(319,038)

Options outstanding at March 31, 2015	54,862,174	$2,593,507

Structured Investments

A structured investment is typically issued by a specially created corporation or trust that purchases one or more securities or other assets (“underlying investments”), and that in turn issues one or more classes of securities (“structured securities”) backed by, or representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will reflect that of the underlying instruments. Investments in a structured security may be subordinated to the right of payment of another class of securities.

Structured securities may be highly volatile and their use by a Fund may not be successful. The terms of a structured security may create investment leverage. Structured securities are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

Notes to Portfolio of Investments (Unaudited) (Continued)

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2015, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Notes to Portfolio of Investments (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been

Notes to Portfolio of Investments (Unaudited) (Continued)

provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050, and MM RetireSMART 2055 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds and certain underlying funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,629,753,856	$36,683,629	$(5,816,125)	$30,867,504
Strategic Bond Fund	256,542,918	8,316,761	(3,094,221)	5,222,540
BlackRock Global Allocation Fund	665,810,638	68,304,363	(35,577,380)	32,726,983
Diversified Value Fund	310,565,889	83,283,504	(6,359,755)	76,923,749
Fundamental Value Fund	1,044,218,682	438,268,711	(15,245,663)	423,023,048
Large Cap Value Fund	368,383,750	60,045,412	(32,206,792)	27,838,620
S&P 500 Index Fund	2,165,393,405	1,460,408,291	(53,658,964)	1,406,749,327
Focused Value Fund	750,983,143	244,672,799	(23,814,347)	220,858,452
Fundamental Growth Fund	128,709,544	29,721,233	(1,269,862)	28,451,371
Blue Chip Growth Fund	1,207,745,884	350,861,264	(22,772,241)	328,089,023
Growth Opportunities Fund	839,220,323	312,595,638	(17,224,260)	295,371,378
Mid-Cap Value Fund	162,542,246	24,367,780	(4,327,922)	20,039,858
Small Cap Value Equity Fund	137,301,613	52,134,888	(2,611,734)	49,523,154
Small Company Value Fund	388,641,531	71,130,673	(10,694,445)	60,436,228
S&P Mid Cap Index Fund	255,715,642	45,514,961	(7,826,346)	37,688,615
Russell 2000 Small Cap Index Fund	167,424,819	33,602,427	(9,784,960)	23,817,467
Mid Cap Growth Equity II Fund	1,578,179,626	747,304,212	(14,987,493)	732,316,719
Small Cap Growth Equity Fund	843,732,328	184,376,024	(20,324,240)	164,051,784
Small Company Growth Fund	58,112,632	10,732,039	(2,390,703)	8,341,336
Diversified International Fund	76,980,812	3,079,005	(3,687,220)	(608,215)
MSCI EAFE International Index Fund	296,547,485	40,845,479	(12,036,639)	28,808,840
Overseas Fund	668,759,487	98,858,641	(27,943,016)	70,915,625
MM RetireSMART Conservative Fund	220,928,120	3,621,780	(4,409,672)	(787,892)
MM RetireSMART Moderate Fund	400,210,076	16,142,732	(10,480,847)	5,661,885
MM RetireSMART Moderate Growth Fund	325,910,358	19,296,134	(11,546,011)	7,750,123
MM RetireSMART Growth Fund	112,324,643	5,509,371	(3,827,704)	1,681,667
MM RetireSMART In Retirement Fund	93,808,146	1,289,301	(2,125,609)	(836,308)
MM RetireSMART 2010 Fund	108,484,505	1,694,169	(2,040,748)	(346,579)
MM RetireSMART 2015 Fund	78,400,777	652,801	(1,416,115)	(763,314)
MM RetireSMART 2020 Fund	583,201,884	18,074,506	(16,301,139)	1,773,367
MM RetireSMART 2025 Fund	150,654,996	1,468,500	(3,873,099)	(2,404,599)
MM RetireSMART 2030 Fund	579,019,407	20,675,207	(18,308,466)	2,366,741
MM RetireSMART 2035 Fund	109,303,458	1,350,962	(2,856,185)	(1,505,223)
MM RetireSMART 2040 Fund	355,324,898	14,672,125	(11,103,996)	3,568,129
MM RetireSMART 2045 Fund	60,797,032	753,934	(1,669,732)	(915,798)
MM RetireSMART 2050 Fund	131,153,029	2,994,511	(4,216,005)	(1,221,494)
MM RetireSMART 2055 Fund	7,529,143	55,092	(184,117)	(129,025)

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2015, was as follows:

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund
Babson Global Floating Rate Fund, Class Y*	124,442	117,403	44,753	197,092	$1,899,962	$12,523	$-	$(32,222)
MassMutual Premier Core Bond Fund, Class I	5,700,012	706,518	434,065	5,972,465	68,384,730	-	-	(52,769)
MassMutual Premier Disciplined Growth Fund, Class I	642,207	55,387	24,426	673,168	8,172,256	-	-	(8,024)
MassMutual Premier Disciplined Value Fund, Class I	465,585	40,820	18,152	488,253	7,821,819	-	-	15,047
MassMutual Premier High Yield Fund, Class I	324,306	32,924	50,449	306,781	2,819,319	-	-	(31,050)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,669,675	83,247	195,598	1,557,324	16,242,891	-	-	(247,230)
MassMutual Premier International Equity Fund, Class I	176,495	18,046	7,690	186,851	2,290,797	-	-	(26,311)
MassMutual Premier Money Market Fund, Class R5	891,864	1,260,848	75,596	2,077,116	2,077,116	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	3,042,521	136,078	555,657	2,622,942	27,331,053	-	-	(113,147)
MassMutual Premier Strategic Emerging Markets Fund, Class I	295,448	37,503	12,682	320,269	3,532,572	-	-	(59,426)
MassMutual Select Blue Chip Growth Fund, Class I	79,470	9,791	3,211	86,050	1,558,361	-	-	2,068
MassMutual Select Diversified International Fund, Class I	237,661	18,482	9,719	246,424	1,715,112	-	-	(7,286)
MassMutual Select Diversified Value Fund, Class I	112,520	9,370	4,415	117,475	1,735,112	-	-	3,640
MassMutual Select Focused Value Fund, Class I	202,817	17,873	7,934	212,756	4,740,209	-	-	33,230
MassMutual Select Fundamental Growth Fund, Class I	180,390	14,894	6,858	188,426	1,573,360	-	-	(1,661)
MassMutual Select Fundamental Value Fund, Class I	77,455	14,949	3,517	88,887	1,255,083	-	-	12,025
MassMutual Select Growth Opportunities Fund, Class I	97,944	13,098	4,120	106,922	1,292,693	-	-	13,543
MassMutual Select Large Cap Value Fund, Class I	147,877	12,730	6,020	154,587	1,249,062	-	-	(9,248)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	86,531	33,334	3,179	116,686	2,324,376	-	-	13,851
MassMutual Select Mid-Cap Value Fund, Class I	124,489	46,607	4,865	166,231	2,591,543	-	-	22,397
MassMutual Select Overseas Fund, Class I	597,850	55,550	23,037	630,363	5,521,977	-	-	54,992
MassMutual Select Small Cap Growth Equity Fund, Class I	39,701	11,701	1,781	49,621	863,402	-	-	(2,717)
MassMutual Select Small Cap Value Equity Fund, Class I	92,692	6,680	3,569	95,803	1,577,883	-	-	2,059
MassMutual Select Small Company Growth Fund, Class I	34,949	1,388	1,374	34,963	446,826	-	-	(722)
MassMutual Select Small Company Value Fund, Class I	29,852	11,544	2,377	39,019	567,726	-	-	(1,832)
MassMutual Select Strategic Bond Fund, Class I	1,038,861	108,811	37,512	1,110,160	11,490,155	-	-	7,630

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund (Continued)
MassMutual Select Total Return Bond Fund, Class I	1,342,630	239,469	90,316	1,491,783	$15,275,856	$-	$-	$(58,369)
MM MSCI EAFE International Index Fund, Class I	380,827	25,446	15,717	390,556	5,026,460	-	-	23,165
MM Russell 2000 Small Cap Index Fund, Class I	130,110	11,759	5,043	136,826	1,745,895	-	-	9,331
MM S&P Mid Cap Index Fund, Class I	182,856	39,059	23,418	198,497	2,739,256	-	-	49,738
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,702,836	84,288	78,979	1,708,145	3,740,837	-	-	(75,146)
Oppenheimer Developing Markets Fund, Class I**	57,052	1,431	18,126	40,357	1,397,557	-	-	(40,025)
Oppenheimer Global Real Estate Fund, Class I**	259,229	9,053	44,273	224,009	2,591,780	3,995	-	59,850
Oppenheimer International Bond Fund, Class I**	1,156,486	55,206	242,005	969,687	5,730,851	48,559	-	(40,041)
Oppenheimer Real Estate Fund, Class I**	61,037	3,207	37,266	26,978	816,341	2,303	-	224,994

					$220,140,228	$67,380	$-	$(259,666)

MM RetireSMART Moderate Fund
Babson Global Floating Rate Fund, Class Y*	257,324	210,402	98,037	369,689	$3,563,798	$24,805	$-	$(70,587)
MassMutual Premier Core Bond Fund, Class I	6,818,053	653,871	714,725	6,757,199	77,369,927	-	-	(46,215)
MassMutual Premier Disciplined Growth Fund, Class I	2,115,571	41,592	116,794	2,040,369	24,770,085	-	-	(22,949)
MassMutual Premier Disciplined Value Fund, Class I	1,533,429	30,474	86,146	1,477,757	23,673,670	-	-	77,899
MassMutual Premier High Yield Fund, Class I	655,528	50,638	110,361	595,805	5,475,444	-	-	(115,962)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,868,132	36,676	295,608	1,609,200	16,783,955	-	-	(540,299)
MassMutual Premier International Equity Fund, Class I	731,628	49,455	45,275	735,808	9,021,009	-	-	(146,936)
MassMutual Premier Money Market Fund, Class R5	441,938	919,439	65,410	1,295,967	1,295,967	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	2,501,811	106,752	519,483	2,089,080	21,768,218	-	-	(62,245)
MassMutual Premier Strategic Emerging Markets Fund, Class I	814,315	87,301	52,992	848,624	9,360,328	-	-	(237,769)
MassMutual Select Blue Chip Growth Fund, Class I	432,561	8,912	24,116	417,357	7,558,332	-	-	20,165
MassMutual Select Diversified International Fund, Class I	986,245	41,606	56,675	971,176	6,759,387	-	-	(36,148)
MassMutual Select Diversified Value Fund, Class I	595,218	11,768	37,244	569,742	8,415,086	-	-	34,407
MassMutual Select Focused Value Fund, Class I	503,714	10,242	27,961	485,995	10,827,966	-	-	121,425
MassMutual Select Fundamental Growth Fund, Class I	954,780	18,570	57,922	915,428	7,643,823	-	-	(10,479)
MassMutual Select Fundamental Value Fund, Class I	439,638	16,952	26,295	430,295	6,075,759	-	-	84,865
MassMutual Select Growth Opportunities Fund, Class I	535,709	13,616	30,809	518,516	6,268,858	-	-	103,886
MassMutual Select Large Cap Value Fund, Class I	781,681	15,967	48,896	748,752	6,049,913	-	-	(72,379)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Fund (Continued)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	387,657	93,433	19,989	461,101	$9,185,139	$-	$-	$110,155
MassMutual Select Mid-Cap Value Fund, Class I	557,400	132,623	30,728	659,295	10,278,414	-	-	138,104
MassMutual Select Overseas Fund, Class I	2,483,128	147,835	133,854	2,497,109	21,874,677	-	-	168,260
MassMutual Select Small Cap Growth Equity Fund, Class I	165,221	16,988	10,719	171,490	2,983,929	-	-	(1,097)
MassMutual Select Small Cap Value Equity Fund, Class I	393,550	7,743	26,207	375,086	6,177,669	-	-	20,065
MassMutual Select Small Company Growth Fund, Class I	148,153	2,256	12,578	137,831	1,761,475	-	-	(5,164)
MassMutual Select Small Company Value Fund, Class I	125,538	15,971	14,823	126,686	1,843,285	-	-	(43,060)
MassMutual Select Strategic Bond Fund, Class I	1,240,102	93,488	64,614	1,268,976	13,133,898	-	-	13,852
MassMutual Select Total Return Bond Fund, Class I	1,623,820	211,084	129,437	1,705,467	17,463,985	-	-	(80,892)
MM MSCI EAFE International Index Fund, Class I	1,578,805	47,593	91,006	1,535,392	19,760,492	-	-	146,800
MM Russell 2000 Small Cap Index Fund, Class I	551,205	14,376	30,549	535,032	6,827,009	-	-	54,178
MM S&P Mid Cap Index Fund, Class I	818,220	72,932	72,639	818,513	11,295,476	-	-	199,198
Oppenheimer Commodity Strategy Total Return Fund, Class I**	4,819,211	94,507	279,413	4,634,305	10,149,129	-	-	(265,749)
Oppenheimer Developing Markets Fund, Class I**	164,050	1,201	59,945	105,306	3,646,740	-	-	(25,515)
Oppenheimer Global Real Estate Fund, Class I**	752,080	11,447	141,834	621,693	7,192,991	11,181	-	203,965
Oppenheimer International Bond Fund, Class I**	1,555,771	37,366	345,556	1,247,581	7,373,206	63,795	-	(68,061)
Oppenheimer Real Estate Fund, Class I**	174,935	4,180	104,993	74,122	2,242,922	6,124	-	638,737

					$405,871,961	$105,905	$-	$284,455

MM RetireSMART Moderate Growth Fund
Babson Global Floating Rate Fund, Class Y*	335,435	244,344	126,065	453,714	$4,373,799	$32,252	$-	$(90,767)
MassMutual Premier Core Bond Fund, Class I	1,693,035	412,329	381,407	1,723,957	19,739,310	-	-	(36,384)
MassMutual Premier Disciplined Growth Fund, Class I	1,978,761	25,063	62,867	1,940,957	23,563,220	-	-	(17,079)
MassMutual Premier Disciplined Value Fund, Class I	1,434,306	18,582	45,804	1,407,084	22,541,489	-	-	39,205
MassMutual Premier High Yield Fund, Class I	890,667	97,868	146,896	841,639	7,734,664	-	-	(118,008)
MassMutual Premier Inflation-Protected and Income Fund, Class I	502,915	13,307	123,049	393,173	4,100,792	-	-	(177,208)
MassMutual Premier International Equity Fund, Class I	885,690	55,971	29,521	912,140	11,182,838	-	-	(99,578)
MassMutual Premier Money Market Fund, Class R5	209,453	620,200	206,600	623,053	623,053	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	472,474	107,926	187,809	392,591	4,090,797	-	-	(40,500)
MassMutual Premier Strategic Emerging Markets Fund, Class I	873,340	86,315	28,445	931,210	10,271,247	-	-	(129,563)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Growth Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class I	627,300	8,010	24,020	611,290	$11,070,454	$-	$-	$18,680
MassMutual Select Diversified International Fund, Class I	1,191,561	46,552	37,274	1,200,839	8,357,842	-	-	(27,073)
MassMutual Select Diversified Value Fund, Class I	855,118	10,947	31,708	834,357	12,323,455	-	-	28,047
MassMutual Select Focused Value Fund, Class I	384,911	4,896	11,728	378,079	8,423,607	-	-	49,809
MassMutual Select Fundamental Growth Fund, Class I	1,371,374	17,139	49,240	1,339,273	11,182,933	-	-	(10,164)
MassMutual Select Fundamental Value Fund, Class I	645,966	8,686	23,547	631,105	8,911,210	-	-	107,140
MassMutual Select Growth Opportunities Fund, Class I	778,072	10,139	28,276	759,935	9,187,611	-	-	94,899
MassMutual Select Large Cap Value Fund, Class I	1,123,371	14,882	40,560	1,097,693	8,869,358	-	-	(61,091)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	398,410	84,936	11,361	471,985	9,401,943	-	-	41,650
MassMutual Select Mid-Cap Value Fund, Class I	573,144	121,036	17,120	677,060	10,555,365	-	-	75,600
MassMutual Select Overseas Fund, Class I	2,998,809	175,787	88,039	3,086,557	27,038,235	-	-	101,584
MassMutual Select Small Cap Growth Equity Fund, Class I	220,527	13,206	9,947	223,786	3,893,881	-	-	19,219
MassMutual Select Small Cap Value Equity Fund, Class I	512,846	6,431	20,262	499,015	8,218,779	-	-	13,809
MassMutual Select Small Company Growth Fund, Class I	190,670	1,894	10,293	182,271	2,329,424	-	-	(4,491)
MassMutual Select Small Company Value Fund, Class I	160,865	13,743	12,780	161,828	2,354,595	-	-	(10,081)
MassMutual Select Strategic Bond Fund, Class I	307,026	55,613	26,598	336,041	3,478,029	-	-	4,857
MassMutual Select Total Return Bond Fund, Class I	426,451	122,743	97,842	451,352	4,621,846	-	-	(50,489)
MM MSCI EAFE International Index Fund, Class I	1,908,858	47,481	60,088	1,896,251	24,404,745	-	-	88,413
MM Russell 2000 Small Cap Index Fund, Class I	727,513	9,620	25,128	712,005	9,085,188	-	-	43,380
MM S&P Mid Cap Index Fund, Class I	839,889	71,855	58,745	852,999	11,771,383	-	-	164,615
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,034,535	61,765	160,147	4,936,153	10,810,176	-	-	(153,523)
Oppenheimer Developing Markets Fund, Class I**	175,776	1,654	60,513	116,917	4,048,827	-	-	17,398
Oppenheimer Global Real Estate Fund, Class I**	794,529	7,511	128,356	673,684	7,794,523	12,076	-	135,422
Oppenheimer International Bond Fund, Class I**	973,777	36,228	179,943	830,062	4,905,669	40,531	-	(41,246)
Oppenheimer Real Estate Fund, Class I**	186,694	2,456	109,831	79,319	2,400,194	6,974	-	605,891

					$333,660,481	$91,833	$-	$582,373

MM RetireSMART Growth Fund
Babson Global Floating Rate Fund, Class Y*	16,442	41,441	6,821	51,062	$492,242	$1,823	$-	$(4,894)
MassMutual Premier Core Bond Fund, Class I	95,129	63,921	72,605	86,445	989,799	-	-	14,391
MassMutual Premier Disciplined Growth Fund, Class I	590,757	26,933	35,582	582,108	7,066,785	-	-	(14,366)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Growth Fund (Continued)
MassMutual Premier Disciplined Value Fund, Class I	428,201	19,993	26,009	422,185	$6,763,408	$-	$-	$19,674
MassMutual Premier High Yield Fund, Class I	40,546	23,512	24,039	40,019	367,779	-	-	(22,233)
MassMutual Premier Inflation-Protected and Income Fund, Class I	40,120	2,920	22,213	20,827	217,221	-	-	(1,286)
MassMutual Premier International Equity Fund, Class I	345,483	35,961	21,373	360,071	4,414,476	-	-	(74,642)
MassMutual Premier Money Market Fund, Class R5	35,705	148,200	35,700	148,205	148,205	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	18,834	35,724	30,630	23,928	249,329	-	-	(1,679)
MassMutual Premier Strategic Emerging Markets Fund, Class I	351,263	26,676	20,339	357,600	3,944,325	-	-	(93,587)
MassMutual Select Blue Chip Growth Fund, Class I	301,449	13,798	20,063	295,184	5,345,790	-	-	11,573
MassMutual Select Diversified International Fund, Class I	465,460	35,633	27,241	473,852	3,298,012	-	-	(22,126)
MassMutual Select Diversified Value Fund, Class I	408,581	18,936	24,942	402,575	5,946,035	-	-	18,546
MassMutual Select Focused Value Fund, Class I	142,070	6,571	8,527	140,114	3,121,730	-	-	30,470
MassMutual Select Fundamental Growth Fund, Class I	655,409	29,471	39,701	645,179	5,387,246	-	-	(11,518)
MassMutual Select Fundamental Value Fund, Class I	312,904	15,013	23,193	304,724	4,302,705	-	-	77,941
MassMutual Select Growth Opportunities Fund, Class I	374,199	17,501	24,988	366,712	4,433,554	-	-	80,878
MassMutual Select Large Cap Value Fund, Class I	536,661	25,756	32,484	529,933	4,281,856	-	-	(51,224)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	157,805	35,717	8,368	185,154	3,688,264	-	-	44,010
MassMutual Select Mid-Cap Value Fund, Class I	226,925	51,977	12,786	266,116	4,148,746	-	-	54,739
MassMutual Select Overseas Fund, Class I	1,171,799	109,136	64,266	1,216,669	10,658,023	-	-	92,282
MassMutual Select Small Cap Growth Equity Fund, Class I	89,502	6,587	6,843	89,246	1,552,885	-	-	(13,688)
MassMutual Select Small Cap Value Equity Fund, Class I	208,373	9,500	14,128	203,745	3,355,674	-	-	7,577
MassMutual Select Small Company Growth Fund, Class I	77,491	2,761	5,967	74,285	949,359	-	-	(3,283)
MassMutual Select Small Company Value Fund, Class I	65,152	4,853	6,670	63,335	921,520	-	-	(12,961)
MassMutual Select Strategic Bond Fund, Class I	15,163	9,221	5,517	18,867	195,273	-	-	649
MassMutual Select Total Return Bond Fund, Class I	34,004	19,317	27,176	26,145	267,727	-	-	(4,538)
MM MSCI EAFE International Index Fund, Class I	745,252	47,175	43,960	748,467	9,632,767	-	-	53,622
MM Russell 2000 Small Cap Index Fund, Class I	295,900	14,011	19,089	290,822	3,710,889	-	-	31,803
MM S&P Mid Cap Index Fund, Class I	332,445	24,430	18,139	338,736	4,674,557	-	-	46,580
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,778,855	76,117	96,778	1,758,194	3,850,445	-	-	(91,700)
Oppenheimer Developing Markets Fund, Class I**	60,310	2,804	18,032	45,082	1,561,204	-	-	(7,422)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Growth Fund (Continued)
Oppenheimer Global Real Estate Fund, Class I**	288,939	9,706	52,275	246,370	$2,850,503	$4,390	$-	$68,209
Oppenheimer International Bond Fund, Class I**	65,883	4,711	13,427	57,167	337,858	2,751	-	(2,237)
Oppenheimer Real Estate Fund, Class I**	67,482	3,411	41,808	29,085	880,119	2,545	-	248,945

					$114,006,310	$11,509	$-	$468,505

MM RetireSMART In Retirement Fund
Babson Global Floating Rate Fund, Class Y*	39,568	48,930	12,623	75,875	$731,437	$4,342	$-	$(9,088)
MassMutual Premier Core Bond Fund, Class I	1,688,892	274,010	143,888	1,819,014	20,827,715	-	-	5,395
MassMutual Premier Disciplined Growth Fund, Class I	319,811	31,707	12,956	338,562	4,110,148	-	-	(3,873)
MassMutual Premier Disciplined Value Fund, Class I	231,836	23,364	9,667	245,533	3,933,431	-	-	7,779
MassMutual Premier High Yield Fund, Class I	113,907	23,458	29,388	107,977	992,307	-	-	(32,323)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,292,812	89,533	106,580	1,275,765	13,306,233	-	-	(199,994)
MassMutual Premier International Equity Fund, Class I	82,969	10,129	3,710	89,388	1,095,900	-	-	(12,584)
MassMutual Premier Money Market Fund, Class R5	420,577	572,615	37,178	956,014	956,014	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,269,821	99,532	239,586	1,129,767	11,772,175	-	-	(55,251)
MassMutual Premier Strategic Emerging Markets Fund, Class I	161,102	14,645	8,001	167,746	1,850,233	-	-	(867)
MassMutual Select Blue Chip Growth Fund, Class I	38,669	5,795	1,681	42,783	774,802	-	-	1,258
MassMutual Select Diversified International Fund, Class I	111,724	10,833	4,685	117,872	820,389	-	-	(3,458)
MassMutual Select Diversified Value Fund, Class I	54,800	5,795	2,306	58,289	860,930	-	-	1,886
MassMutual Select Focused Value Fund, Class I	105,567	10,691	4,437	111,821	2,491,381	-	-	16,012
MassMutual Select Fundamental Growth Fund, Class I	87,838	9,087	3,604	93,321	779,230	-	-	(807)
MassMutual Select Fundamental Value Fund, Class I	37,630	8,335	1,841	44,124	623,029	-	-	5,358
MassMutual Select Growth Opportunities Fund, Class I	47,659	7,574	2,150	53,083	641,773	-	-	7,156
MassMutual Select Large Cap Value Fund, Class I	72,087	7,792	3,159	76,720	619,895	-	-	(4,910)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	38,466	18,921	5,505	51,882	1,033,486	-	-	21,861
MassMutual Select Mid-Cap Value Fund, Class I	55,414	22,950	4,389	73,975	1,153,270	-	-	19,599
MassMutual Select Overseas Fund, Class I	280,378	32,043	11,048	301,373	2,640,025	-	-	19,985
MassMutual Select Small Cap Growth Equity Fund, Class I	18,330	4,997	832	22,495	391,408	-	-	(1,617)
MassMutual Select Small Cap Value Equity Fund, Class I	42,346	3,586	1,732	44,200	727,967	-	-	1,069
MassMutual Select Small Company Growth Fund, Class I	15,853	837	558	16,132	206,162	-	-	(285)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART In Retirement Fund (Continued)
MassMutual Select Small Company Value Fund, Class I	13,586	5,011	1,086	17,511	$254,789	$-	$-	$(771)
MassMutual Select Strategic Bond Fund, Class I	302,384	44,166	13,292	333,258	3,449,221	-	-	2,872
MassMutual Select Total Return Bond Fund, Class I	405,358	77,774	21,466	461,666	4,727,465	-	-	(13,121)
MM MSCI EAFE International Index Fund, Class I	179,201	15,526	7,798	186,929	2,405,781	-	-	11,937
MM Russell 2000 Small Cap Index Fund, Class I	59,594	5,996	2,391	63,199	806,415	-	-	4,460
MM S&P Mid Cap Index Fund, Class I	81,280	18,417	10,526	89,171	1,230,555	-	-	29,476
Oppenheimer Commodity Strategy Total Return Fund, Class I**	892,489	53,845	43,430	902,904	1,977,359	-	-	(41,860)
Oppenheimer Developing Markets Fund, Class I**	26,566	1,726	7,121	21,171	733,167	-	-	(21,870)
Oppenheimer Global Real Estate Fund, Class I**	133,359	6,406	21,743	118,022	1,365,509	2,119	-	33,457
Oppenheimer International Bond Fund, Class I**	440,594	24,929	84,792	380,731	2,250,121	18,700	-	(14,044)
Oppenheimer Real Estate Fund, Class I**	31,943	2,397	20,060	14,280	432,116	1,244	-	115,837

					$92,971,838	$26,405	$-	$(111,326)

MM RetireSMART 2010 Fund
Babson Global Floating Rate Fund, Class Y*	55,589	60,649	16,758	99,480	$958,984	$6,048	$-	$(11,818)
MassMutual Premier Core Bond Fund, Class I	1,845,604	389,272	200,493	2,034,383	23,293,687	-	-	(95,184)
MassMutual Premier Disciplined Growth Fund, Class I	426,016	55,043	27,541	453,518	5,505,714	-	-	(12,789)
MassMutual Premier Disciplined Value Fund, Class I	308,860	40,363	20,427	328,796	5,267,318	-	-	13,838
MassMutual Premier High Yield Fund, Class I	153,869	29,203	32,579	150,493	1,383,032	-	-	(43,723)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,212,234	152,942	145,661	1,219,515	12,719,538	-	-	(224,460)
MassMutual Premier International Equity Fund, Class I	135,022	23,215	9,754	148,483	1,820,397	-	-	(34,507)
MassMutual Premier Money Market Fund, Class R5	205,726	390,474	23,103	573,097	573,097	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	875,094	115,133	176,883	813,344	8,475,050	-	-	(29,722)
MassMutual Premier Strategic Emerging Markets Fund, Class I	179,576	36,591	13,377	202,790	2,236,769	-	-	2,283
MassMutual Select Blue Chip Growth Fund, Class I	56,381	8,258	3,828	60,811	1,101,291	-	-	1,897
MassMutual Select Diversified International Fund, Class I	181,567	26,162	12,235	195,494	1,360,640	-	-	(9,846)
MassMutual Select Diversified Value Fund, Class I	78,883	9,909	5,743	83,049	1,226,639	-	-	4,047
MassMutual Select Focused Value Fund, Class I	118,293	16,143	7,920	126,516	2,818,782	-	-	23,081
MassMutual Select Fundamental Growth Fund, Class I	126,419	15,584	8,610	133,393	1,113,836	-	-	(2,591)
MassMutual Select Fundamental Value Fund, Class I	55,935	11,054	4,170	62,819	887,002	-	-	5,521

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2010 Fund (Continued)
MassMutual Select Growth Opportunities Fund, Class I	69,634	10,879	4,874	75,639	$914,480	$-	$-	$15,670
MassMutual Select Large Cap Value Fund, Class I	103,691	13,419	7,876	109,234	882,612	-	-	(12,786)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	73,432	26,976	4,341	96,067	1,913,651	-	-	17,476
MassMutual Select Mid-Cap Value Fund, Class I	105,733	38,355	6,634	137,454	2,142,911	-	-	27,935
MassMutual Select Overseas Fund, Class I	456,056	74,909	28,816	502,149	4,398,821	-	-	60,706
MassMutual Select Small Cap Growth Equity Fund, Class I	31,740	8,306	2,897	37,149	646,398	-	-	(6,120)
MassMutual Select Small Cap Value Equity Fund, Class I	74,715	9,332	6,004	78,043	1,285,369	-	-	2,704
MassMutual Select Small Company Growth Fund, Class I	27,914	2,744	2,167	28,491	364,119	-	-	(1,393)
MassMutual Select Small Company Value Fund, Class I	23,843	6,951	2,929	27,865	405,431	-	-	(4,994)
MassMutual Select Strategic Bond Fund, Class I	330,544	63,210	20,287	373,467	3,865,379	-	-	4,221
MassMutual Select Total Return Bond Fund, Class I	443,219	111,389	37,337	517,271	5,296,859	-	-	(17,933)
MM MSCI EAFE International Index Fund, Class I	291,173	39,213	21,553	308,833	3,974,686	-	-	33,791
MM Russell 2000 Small Cap Index Fund, Class I	104,693	13,672	6,887	111,478	1,422,460	-	-	11,255
MM S&P Mid Cap Index Fund, Class I	155,100	32,733	17,821	170,012	2,346,169	-	-	13,994
Oppenheimer Commodity Strategy Total Return Fund, Class I**	985,950	123,706	80,008	1,029,648	2,254,928	-	-	(77,268)
Oppenheimer Developing Markets Fund, Class I**	34,864	1,657	10,997	25,524	883,883	-	-	(20,568)
Oppenheimer Global Real Estate Fund, Class I**	152,230	13,245	27,015	138,460	1,601,986	2,480	-	36,273
Oppenheimer International Bond Fund, Class I**	436,578	48,671	97,199	388,050	2,293,373	19,223	-	(16,808)
Oppenheimer Real Estate Fund, Class I**	36,165	4,966	24,520	16,611	502,635	1,448	-	127,244

					$108,137,926	$29,199	$-	$(220,574)

MM RetireSMART 2015 Fund
Babson Global Floating Rate Fund, Class Y*	27,887	46,155	2,886	71,156	$685,948	$3,928	$-	$(2,014)
MassMutual Premier Core Bond Fund, Class I	965,982	488,596	150,766	1,303,812	14,928,646	-	-	34,904
MassMutual Premier Disciplined Growth Fund, Class I	286,702	105,619	31,995	360,326	4,374,355	-	-	(4,941)
MassMutual Premier Disciplined Value Fund, Class I	207,850	77,923	24,256	261,517	4,189,509	-	-	21,967
MassMutual Premier High Yield Fund, Class I	100,084	41,716	32,196	109,604	1,007,264	-	-	(39,803)
MassMutual Premier Inflation-Protected and Income Fund, Class I	619,885	235,381	98,978	756,288	7,888,083	-	-	(5,782)
MassMutual Premier International Equity Fund, Class I	97,383	41,675	11,301	127,757	1,566,296	-	-	(35,879)
MassMutual Premier Money Market Fund, Class R5	76,196	219,170	10,889	284,477	284,477	-	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2015 Fund (Continued)
MassMutual Premier Short-Duration Bond Fund, Class I	401,746	142,947	90,779	453,914	$4,729,784	$-	$-	$(11,508)
MassMutual Premier Strategic Emerging Markets Fund, Class I	118,478	60,259	24,090	154,647	1,705,761	-	-	(7,424)
MassMutual Select Blue Chip Growth Fund, Class I	44,889	16,808	6,962	54,735	991,249	-	-	7,109
MassMutual Select Diversified International Fund, Class I	130,946	52,792	15,801	167,937	1,168,839	-	-	(9,592)
MassMutual Select Diversified Value Fund, Class I	62,158	22,817	10,171	74,804	1,104,849	-	-	9,766
MassMutual Select Focused Value Fund, Class I	72,656	27,347	7,943	92,060	2,051,105	-	-	(11,528)
MassMutual Select Fundamental Growth Fund, Class I	99,611	35,683	15,207	120,087	1,002,727	-	-	(2,178)
MassMutual Select Fundamental Value Fund, Class I	45,154	18,157	6,662	56,649	799,877	-	-	4,074
MassMutual Select Growth Opportunities Fund, Class I	55,526	21,310	8,677	68,159	824,047	-	-	6,958
MassMutual Select Large Cap Value Fund, Class I	81,744	30,986	14,209	98,521	796,051	-	-	(20,883)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	53,804	36,167	7,551	82,420	1,641,805	-	-	4,596
MassMutual Select Mid-Cap Value Fund, Class I	77,565	50,929	10,174	118,320	1,844,603	-	-	15,553
MassMutual Select Overseas Fund, Class I	328,459	134,653	32,419	430,693	3,772,867	-	-	(1,568)
MassMutual Select Small Cap Growth Equity Fund, Class I	22,969	12,196	4,067	31,098	541,100	-	-	(7,839)
MassMutual Select Small Cap Value Equity Fund, Class I	54,069	19,907	6,848	67,128	1,105,595	-	-	5,332
MassMutual Select Small Company Growth Fund, Class I	20,062	5,901	1,591	24,372	311,468	-	-	(645)
MassMutual Select Small Company Value Fund, Class I	17,133	8,159	2,521	22,771	331,316	-	-	(6,254)
MassMutual Select Strategic Bond Fund, Class I	173,052	81,858	16,263	238,647	2,469,995	-	-	3,877
MassMutual Select Total Return Bond Fund, Class I	232,713	125,190	26,923	330,980	3,389,231	-	-	(770)
MM MSCI EAFE International Index Fund, Class I	210,240	83,102	28,042	265,300	3,414,417	-	-	(14,281)
MM Russell 2000 Small Cap Index Fund, Class I	75,788	29,182	8,776	96,194	1,227,439	-	-	(12,738)
MM S&P Mid Cap Index Fund, Class I	113,620	59,167	24,451	148,336	2,047,040	-	-	9,317
Oppenheimer Commodity Strategy Total Return Fund, Class I**	631,099	217,461	82,026	766,534	1,678,710	-	-	(60,993)
Oppenheimer Developing Markets Fund, Class I**	21,325	4,502	6,156	19,671	681,224	-	-	(25,896)
Oppenheimer Global Real Estate Fund, Class I**	97,422	24,476	17,503	104,395	1,207,849	1,869	-	26,852
Oppenheimer International Bond Fund, Class I**	236,565	69,295	53,581	252,279	1,490,971	11,716	-	(9,350)
Oppenheimer Real Estate Fund, Class I**	23,245	8,781	19,370	12,656	382,966	1,115	-	59,382

					$77,637,463	$18,628	$-	$(82,179)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2020 Fund
Babson Global Floating Rate Fund, Class Y*	353,431	372,510	119,527	606,414	$5,845,827	$37,211	$-	$(85,979)
MassMutual Premier Core Bond Fund, Class I	5,554,235	1,090,349	318,957	6,325,627	72,428,433	-	-	8,013
MassMutual Premier Disciplined Growth Fund, Class I	2,961,840	242,773	67,146	3,137,467	38,088,852	-	-	(21,784)
MassMutual Premier Disciplined Value Fund, Class I	2,146,876	179,623	49,547	2,276,952	36,476,773	-	-	38,726
MassMutual Premier High Yield Fund, Class I	1,029,355	145,479	202,638	972,196	8,934,484	-	-	(218,568)
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,904,922	374,529	254,639	4,024,812	41,978,784	-	-	(478,838)
MassMutual Premier International Equity Fund, Class I	1,071,172	132,966	18,786	1,185,352	14,532,413	-	-	(66,163)
MassMutual Premier Money Market Fund, Class R5	474,560	1,281,240	135,971	1,619,829	1,619,829	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	2,604,658	304,215	367,912	2,540,961	26,476,813	-	-	(49,560)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,238,114	131,296	61,988	1,307,422	14,420,863	-	-	(299,972)
MassMutual Select Blue Chip Growth Fund, Class I	745,750	61,938	24,964	782,724	14,175,131	-	-	19,180
MassMutual Select Diversified International Fund, Class I	1,442,104	141,754	25,920	1,557,938	10,843,246	-	-	(20,619)
MassMutual Select Diversified Value Fund, Class I	1,019,471	84,679	35,352	1,068,798	15,786,139	-	-	30,772
MassMutual Select Focused Value Fund, Class I	658,045	55,043	12,340	700,748	15,612,670	-	-	52,691
MassMutual Select Fundamental Growth Fund, Class I	1,634,665	131,863	52,744	1,713,784	14,310,097	-	-	(11,469)
MassMutual Select Fundamental Value Fund, Class I	764,812	67,142	22,508	809,446	11,429,371	-	-	79,916
MassMutual Select Growth Opportunities Fund, Class I	924,543	78,686	29,535	973,694	11,771,964	-	-	99,249
MassMutual Select Large Cap Value Fund, Class I	1,340,085	114,767	47,303	1,407,549	11,372,997	-	-	(71,172)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	536,161	156,237	7,876	684,522	13,635,671	-	-	34,249
MassMutual Select Mid-Cap Value Fund, Class I	772,256	222,831	12,040	983,047	15,325,704	-	-	51,527
MassMutual Select Overseas Fund, Class I	3,622,061	432,766	56,498	3,998,329	35,025,362	-	-	59,778
MassMutual Select Small Cap Growth Equity Fund, Class I	240,188	38,998	10,773	268,413	4,670,386	-	-	(30,314)
MassMutual Select Small Cap Value Equity Fund, Class I	564,957	46,118	24,234	586,841	9,665,276	-	-	16,658
MassMutual Select Small Company Growth Fund, Class I	210,204	13,406	10,418	213,192	2,724,593	-	-	(4,472)
MassMutual Select Small Company Value Fund, Class I	178,554	31,794	15,330	195,018	2,837,518	-	-	(52,032)
MassMutual Select Strategic Bond Fund, Class I	991,893	191,106	15,643	1,167,356	12,082,138	-	-	3,249
MassMutual Select Total Return Bond Fund, Class I	1,357,129	294,033	32,269	1,618,893	16,577,463	-	-	(1,153)
MM MSCI EAFE International Index Fund, Class I	2,313,037	203,545	57,355	2,459,227	31,650,247	-	-	82,977
MM Russell 2000 Small Cap Index Fund, Class I	794,128	68,234	23,346	839,016	10,705,844	-	-	41,742

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2020 Fund (Continued)
MM S&P Mid Cap Index Fund, Class I	1,131,258	123,227	17,126	1,237,359	$17,075,548	$-	$-	$44,854
Oppenheimer Commodity Strategy Total Return Fund, Class I**	7,041,635	516,669	203,224	7,355,080	16,107,625	-	-	(194,832)
Oppenheimer Developing Markets Fund, Class I**	198,703	12,154	44,724	166,133	5,753,191	-	-	(73,679)
Oppenheimer Global Real Estate Fund, Class I**	1,079,555	56,781	155,431	980,905	11,349,066	17,474	-	219,757
Oppenheimer International Bond Fund, Class I**	1,906,436	122,992	319,506	1,709,922	10,105,639	82,102	-	(57,341)
Oppenheimer Real Estate Fund, Class I**	256,087	21,129	158,931	118,285	3,579,294	10,435	-	946,098

					$584,975,251	$147,222	$-	$91,489

MM RetireSMART 2025 Fund
Babson Global Floating Rate Fund, Class Y*	77,620	134,412	-	212,032	$2,043,991	$12,211	$-	$-
MassMutual Premier Core Bond Fund, Class I	725,095	473,343	145,590	1,052,848	12,055,114	-	-	37,034
MassMutual Premier Disciplined Growth Fund, Class I	620,255	233,153	19,632	833,776	10,122,046	-	-	(8,167)
MassMutual Premier Disciplined Value Fund, Class I	449,780	171,559	14,850	606,489	9,715,959	-	-	9,924
MassMutual Premier High Yield Fund, Class I	342,556	138,837	93,981	387,412	3,560,315	-	-	(119,346)
MassMutual Premier Inflation-Protected and Income Fund, Class I	521,542	219,433	67,975	673,000	7,019,389	-	-	(3,198)
MassMutual Premier International Equity Fund, Class I	253,982	112,426	8,969	357,439	4,382,203	-	-	(31,318)
MassMutual Premier Money Market Fund, Class R5	71,571	300,356	49,642	322,285	322,285	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	296,630	134,660	70,646	360,644	3,757,916	-	-	(4,783)
MassMutual Premier Strategic Emerging Markets Fund, Class I	297,585	134,911	54,215	378,281	4,172,439	-	-	(19,337)
MassMutual Select Blue Chip Growth Fund, Class I	178,343	67,432	9,754	236,021	4,274,346	-	-	7,196
MassMutual Select Diversified International Fund, Class I	340,815	139,796	12,382	468,229	3,258,871	-	-	(9,684)
MassMutual Select Diversified Value Fund, Class I	242,719	91,878	11,799	322,798	4,767,732	-	-	9,247
MassMutual Select Focused Value Fund, Class I	128,459	49,896	4,268	174,087	3,878,665	-	-	(9,681)
MassMutual Select Fundamental Growth Fund, Class I	388,696	143,522	15,441	516,777	4,315,089	-	-	(3,974)
MassMutual Select Fundamental Value Fund, Class I	184,072	72,958	12,004	245,026	3,459,769	-	-	9,362
MassMutual Select Growth Opportunities Fund, Class I	221,278	85,433	12,627	294,084	3,555,470	-	-	7,129
MassMutual Select Large Cap Value Fund, Class I	319,573	124,586	18,207	425,952	3,441,689	-	-	(28,507)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	118,715	74,307	3,649	189,373	3,772,315	-	-	(523)
MassMutual Select Mid-Cap Value Fund, Class I	171,607	107,084	5,613	273,078	4,257,281	-	-	10,640
MassMutual Select Overseas Fund, Class I	851,631	372,144	26,588	1,197,187	10,487,357	-	-	(7,430)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2025 Fund (Continued)
MassMutual Select Small Cap Growth Equity Fund, Class I	61,718	30,541	7,223	85,036	$1,479,632	$-	$-	$(9,701)
MassMutual Select Small Cap Value Equity Fund, Class I	141,201	52,451	7,440	186,212	3,066,909	-	-	4,750
MassMutual Select Small Company Growth Fund, Class I	51,198	17,016	1,308	66,906	855,055	-	-	(765)
MassMutual Select Small Company Value Fund, Class I	43,728	19,714	2,682	60,760	884,055	-	-	(5,026)
MassMutual Select Strategic Bond Fund, Class I	129,083	68,046	3,987	193,142	1,999,018	-	-	865
MassMutual Select Total Return Bond Fund, Class I	179,420	113,068	23,829	268,659	2,751,066	-	-	(1,760)
MM MSCI EAFE International Index Fund, Class I	548,881	218,377	28,076	739,182	9,513,273	-	-	(10,393)
MM Russell 2000 Small Cap Index Fund, Class I	200,376	77,112	10,422	267,066	3,407,764	-	-	(19,000)
MM S&P Mid Cap Index Fund, Class I	250,441	114,567	17,715	347,293	4,792,646	-	-	(5,425)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,536,906	535,193	57,225	2,014,874	4,412,575	-	-	(44,265)
Oppenheimer Developing Markets Fund, Class I**	39,977	17,949	8,841	49,085	1,699,811	-	-	(32,491)
Oppenheimer Global Real Estate Fund, Class I**	231,837	61,798	22,065	271,570	3,142,061	4,749	-	33,250
Oppenheimer International Bond Fund, Class I**	387,563	120,149	62,533	445,179	2,631,008	19,492	-	(10,880)
Oppenheimer Real Estate Fund, Class I**	57,858	21,873	46,840	32,891	995,283	2,967	-	140,565

					$148,250,397	$39,419	$-	$(115,692)

MM RetireSMART 2030 Fund
Babson Global Floating Rate Fund, Class Y*	506,747	497,413	125,824	878,336	$8,467,159	$57,860	$-	$(90,593)
MassMutual Premier Core Bond Fund, Class I	2,392,123	918,798	572,451	2,738,470	31,355,480	-	-	(61,390)
MassMutual Premier Disciplined Growth Fund, Class I	3,024,212	258,672	32,775	3,250,109	39,456,323	-	-	(14,036)
MassMutual Premier Disciplined Value Fund, Class I	2,192,354	191,939	24,709	2,359,584	37,800,529	-	-	17,736
MassMutual Premier High Yield Fund, Class I	1,637,087	290,326	272,747	1,654,666	15,206,377	-	-	(305,593)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,714,489	240,494	215,290	1,739,693	18,144,994	-	-	(208,231)
MassMutual Premier International Equity Fund, Class I	1,384,201	191,685	15,138	1,560,748	19,134,771	-	-	(53,607)
MassMutual Premier Money Market Fund, Class R5	323,911	1,092,300	323,900	1,092,311	1,092,311	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	828,897	234,017	293,130	769,784	8,021,144	-	-	(66,603)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,428,619	172,304	11,833	1,589,090	17,527,667	-	-	(59,285)
MassMutual Select Blue Chip Growth Fund, Class I	996,456	85,377	28,411	1,053,422	19,077,475	-	-	22,738
MassMutual Select Diversified International Fund, Class I	1,862,924	206,652	19,529	2,050,047	14,268,329	-	-	(16,424)
MassMutual Select Diversified Value Fund, Class I	1,355,913	116,929	33,845	1,438,997	21,253,990	-	-	29,825

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2030 Fund (Continued)
MassMutual Select Focused Value Fund, Class I	592,378	51,332	7,287	636,423	$14,179,499	$-	$-	$29,981
MassMutual Select Fundamental Growth Fund, Class I	2,173,671	182,269	48,598	2,307,342	19,266,309	-	-	(10,334)
MassMutual Select Fundamental Value Fund, Class I	1,028,411	92,781	30,986	1,090,206	15,393,706	-	-	114,167
MassMutual Select Growth Opportunities Fund, Class I	1,236,206	108,596	33,738	1,311,064	15,850,758	-	-	114,368
MassMutual Select Large Cap Value Fund, Class I	1,782,531	158,784	45,504	1,895,811	15,318,155	-	-	(67,923)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	620,124	181,458	6,062	795,520	15,846,767	-	-	31,936
MassMutual Select Mid-Cap Value Fund, Class I	893,619	259,500	9,262	1,143,857	17,832,728	-	-	39,243
MassMutual Select Overseas Fund, Class I	4,675,945	628,550	46,100	5,258,395	46,063,544	-	-	47,340
MassMutual Select Small Cap Growth Equity Fund, Class I	349,374	52,223	15,468	386,129	6,718,646	-	-	(29,126)
MassMutual Select Small Cap Value Equity Fund, Class I	805,137	68,318	18,924	854,531	14,074,127	-	-	12,156
MassMutual Select Small Company Growth Fund, Class I	296,295	20,046	6,446	309,895	3,960,454	-	-	(3,052)
MassMutual Select Small Company Value Fund, Class I	250,861	40,624	13,858	277,627	4,039,469	-	-	(26,990)
MassMutual Select Strategic Bond Fund, Class I	425,049	117,178	22,866	519,361	5,375,384	-	-	4,064
MassMutual Select Total Return Bond Fund, Class I	612,610	245,998	137,966	720,642	7,379,374	-	-	(20,283)
MM MSCI EAFE International Index Fund, Class I	2,989,603	278,369	31,686	3,236,286	41,651,005	-	-	29,914
MM Russell 2000 Small Cap Index Fund, Class I	1,143,989	101,896	24,097	1,221,788	15,590,019	-	-	41,148
MM S&P Mid Cap Index Fund, Class I	1,307,629	215,951	74,906	1,448,674	19,991,697	-	-	212,039
Oppenheimer Commodity Strategy Total Return Fund, Class I**	7,802,301	599,500	131,413	8,270,388	18,112,149	-	-	(126,831)
Oppenheimer Developing Markets Fund, Class I**	253,369	17,353	68,222	202,500	7,012,559	-	-	14,194
Oppenheimer Global Real Estate Fund, Class I**	1,217,547	67,406	153,387	1,131,566	13,092,214	20,152	-	191,178
Oppenheimer International Bond Fund, Class I**	1,739,238	177,099	257,757	1,658,580	9,802,209	76,986	-	(55,738)
Oppenheimer Real Estate Fund, Class I**	292,600	25,214	184,674	133,140	4,028,827	12,171	-	1,046,997

					$581,386,148	$167,169	$-	$782,985

MM RetireSMART 2035 Fund
Babson Global Floating Rate Fund, Class Y*	41,700	90,418	-	132,118	$1,273,613	$6,832	$-	$-
MassMutual Premier Core Bond Fund, Class I	291,965	233,710	101,164	424,511	4,860,655	-	-	18,524
MassMutual Premier Disciplined Growth Fund, Class I	421,986	169,990	11,271	580,705	7,049,762	-	-	(3,306)
MassMutual Premier Disciplined Value Fund, Class I	306,014	124,969	8,465	422,518	6,768,738	-	-	5,975
MassMutual Premier High Yield Fund, Class I	182,297	78,822	43,530	217,589	1,999,639	-	-	(51,669)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2035 Fund (Continued)
MassMutual Premier Inflation-Protected and Income Fund, Class I	173,784	79,122	37,674	215,232	$2,244,870	$-	$-	$(4,862)
MassMutual Premier International Equity Fund, Class I	210,425	100,872	6,235	305,062	3,740,058	-	-	(20,731)
MassMutual Premier Money Market Fund, Class R5	35,757	191,000	35,757	191,000	191,000	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	96,694	60,311	41,444	115,561	1,204,143	-	-	(2,868)
MassMutual Premier Strategic Emerging Markets Fund, Class I	229,117	109,964	30,975	308,106	3,398,413	-	-	(8,880)
MassMutual Select Blue Chip Growth Fund, Class I	162,405	63,872	6,637	219,640	3,977,676	-	-	5,731
MassMutual Select Diversified International Fund, Class I	282,114	124,815	7,785	399,144	2,778,044	-	-	(5,337)
MassMutual Select Diversified Value Fund, Class I	220,249	86,966	7,053	300,162	4,433,389	-	-	5,413
MassMutual Select Focused Value Fund, Class I	88,270	35,703	2,504	121,469	2,706,336	-	-	(3,381)
MassMutual Select Fundamental Growth Fund, Class I	352,702	137,167	9,665	480,204	4,009,705	-	-	(2,246)
MassMutual Select Fundamental Value Fund, Class I	168,393	68,993	9,424	227,962	3,218,826	-	-	300
MassMutual Select Growth Opportunities Fund, Class I	201,562	80,856	8,853	273,565	3,307,401	-	-	8,184
MassMutual Select Large Cap Value Fund, Class I	289,941	117,830	11,548	396,223	3,201,479	-	-	(18,216)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	94,224	60,101	2,451	151,874	3,025,332	-	-	3,043
MassMutual Select Mid-Cap Value Fund, Class I	136,147	87,010	3,789	219,368	3,419,952	-	-	9,760
MassMutual Select Overseas Fund, Class I	705,467	333,492	18,318	1,020,641	8,940,819	-	-	(2,068)
MassMutual Select Small Cap Growth Equity Fund, Class I	54,317	26,925	5,599	75,643	1,316,184	-	-	(11,430)
MassMutual Select Small Cap Value Equity Fund, Class I	123,593	48,244	4,175	167,662	2,761,391	-	-	3,114
MassMutual Select Small Company Growth Fund, Class I	44,694	16,379	984	60,089	767,942	-	-	(400)
MassMutual Select Small Company Value Fund, Class I	38,098	16,737	1,406	53,429	777,396	-	-	(3,287)
MassMutual Select Strategic Bond Fund, Class I	51,996	29,915	3,033	78,878	816,391	-	-	610
MassMutual Select Total Return Bond Fund, Class I	75,177	54,441	19,870	109,748	1,123,821	-	-	(2,050)
MM MSCI EAFE International Index Fund, Class I	454,265	188,752	12,962	630,055	8,108,802	-	-	(167)
MM Russell 2000 Small Cap Index Fund, Class I	175,944	70,578	6,182	240,340	3,066,742	-	-	(6,879)
MM S&P Mid Cap Index Fund, Class I	198,681	94,206	11,561	281,326	3,882,296	-	-	5,305
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,147,520	427,812	43,915	1,531,417	3,353,802	-	-	(34,994)
Oppenheimer Developing Markets Fund, Class I**	33,787	12,476	6,117	40,146	1,390,265	-	-	(6,869)
Oppenheimer Global Real Estate Fund, Class I**	176,946	49,116	13,775	212,287	2,456,163	3,770	-	19,217
Oppenheimer International Bond Fund, Class I**	206,602	69,255	29,305	246,552	1,457,121	10,618	-	(3,372)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2035 Fund (Continued)
Oppenheimer Real Estate Fund, Class I**	43,980	17,214	35,746	25,448	$770,069	$2,463	$-	$110,489

					$107,798,235	$23,683	$-	$2,653

MM RetireSMART 2040 Fund
Babson Global Floating Rate Fund, Class Y*	194,078	234,466	54,490	374,054	$3,605,878	$21,903	$-	$(39,234)
MassMutual Premier Core Bond Fund, Class I	1,185,131	437,241	296,540	1,325,832	15,180,781	-	-	(38,795)
MassMutual Premier Disciplined Growth Fund, Class I	1,662,946	150,236	18,290	1,794,892	21,789,984	-	-	(10,383)
MassMutual Premier Disciplined Value Fund, Class I	1,205,534	111,317	13,472	1,303,379	20,880,131	-	-	8,727
MassMutual Premier High Yield Fund, Class I	599,425	119,055	114,304	604,176	5,552,379	-	-	(125,911)
MassMutual Premier Inflation-Protected and Income Fund, Class I	586,848	70,565	107,288	550,125	5,737,801	-	-	(105,046)
MassMutual Premier International Equity Fund, Class I	901,967	131,968	10,875	1,023,060	12,542,719	-	-	(40,479)
MassMutual Premier Money Market Fund, Class R5	160,316	624,900	160,300	624,916	624,916	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	379,351	121,816	138,633	362,534	3,777,605	-	-	(31,640)
MassMutual Premier Strategic Emerging Markets Fund, Class I	931,504	103,860	11,208	1,024,156	11,296,437	-	-	(55,212)
MassMutual Select Blue Chip Growth Fund, Class I	747,067	64,917	18,965	793,019	14,361,576	-	-	12,835
MassMutual Select Diversified International Fund, Class I	1,213,806	143,885	14,067	1,343,624	9,351,624	-	-	(13,264)
MassMutual Select Diversified Value Fund, Class I	1,012,493	88,841	18,601	1,082,733	15,991,964	-	-	14,442
MassMutual Select Focused Value Fund, Class I	374,443	33,528	4,232	403,739	8,995,303	-	-	16,425
MassMutual Select Fundamental Growth Fund, Class I	1,623,158	138,500	27,191	1,734,467	14,482,800	-	-	(7,759)
MassMutual Select Fundamental Value Fund, Class I	775,327	70,533	25,286	820,574	11,586,507	-	-	88,508
MassMutual Select Growth Opportunities Fund, Class I	927,403	82,474	23,376	986,501	11,926,792	-	-	78,025
MassMutual Select Large Cap Value Fund, Class I	1,331,152	120,778	25,067	1,426,863	11,529,052	-	-	(38,963)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	408,501	117,955	3,679	522,777	10,413,715	-	-	18,509
MassMutual Select Mid-Cap Value Fund, Class I	588,701	169,293	5,592	752,402	11,729,952	-	-	23,122
MassMutual Select Overseas Fund, Class I	3,046,296	431,410	33,183	3,444,523	30,174,019	-	-	39,523
MassMutual Select Small Cap Growth Equity Fund, Class I	233,415	32,263	9,629	256,049	4,455,248	-	-	(10,250)
MassMutual Select Small Cap Value Equity Fund, Class I	537,816	46,506	11,258	573,064	9,438,356	-	-	5,847
MassMutual Select Small Company Growth Fund, Class I	197,675	13,501	3,604	207,572	2,652,768	-	-	(2,079)
MassMutual Select Small Company Value Fund, Class I	167,115	23,730	8,376	182,469	2,654,927	-	-	(12,150)
MassMutual Select Strategic Bond Fund, Class I	208,763	58,010	14,446	252,327	2,611,581	-	-	2,502

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2040 Fund (Continued)
MassMutual Select Total Return Bond Fund, Class I	309,763	119,394	78,920	350,237	$3,586,422	$-	$-	$(17,122)
MM MSCI EAFE International Index Fund, Class I	1,948,162	196,245	22,853	2,121,554	27,304,403	-	-	17,160
MM Russell 2000 Small Cap Index Fund, Class I	764,704	68,727	14,463	818,968	10,450,031	-	-	23,469
MM S&P Mid Cap Index Fund, Class I	861,044	125,014	29,259	956,799	13,203,829	-	-	79,837
Oppenheimer Commodity Strategy Total Return Fund, Class I**	4,772,077	393,801	69,858	5,096,020	11,160,283	-	-	(67,114)
Oppenheimer Developing Markets Fund, Class I**	157,006	10,304	36,585	130,725	4,526,998	-	-	6,242
Oppenheimer Global Real Estate Fund, Class I**	756,829	41,612	90,211	708,230	8,194,221	12,562	-	102,729
Oppenheimer International Bond Fund, Class I**	829,341	79,909	134,007	775,243	4,581,688	36,183	-	(29,763)
Oppenheimer Real Estate Fund, Class I**	182,045	15,570	113,665	83,950	2,540,337	7,585	-	667,374

					$358,893,027	$78,233	$-	$560,112

MM RetireSMART 2045 Fund
Babson Global Floating Rate Fund, Class Y*	9,831	38,828	-	48,659	$469,074	$1,859	$-	$-
MassMutual Premier Core Bond Fund, Class I	90,518	75,112	23,002	142,628	1,633,085	-	-	5,800
MassMutual Premier Disciplined Growth Fund, Class I	211,455	80,421	2,106	289,770	3,517,804	-	-	(736)
MassMutual Premier Disciplined Value Fund, Class I	153,335	59,590	1,925	211,000	3,380,217	-	-	1,462
MassMutual Premier High Yield Fund, Class I	43,323	20,326	6,897	56,752	521,554	-	-	(8,550)
MassMutual Premier Inflation-Protected and Income Fund, Class I	37,914	21,666	14,189	45,391	473,426	-	-	(2,522)
MassMutual Premier International Equity Fund, Class I	124,374	57,857	1,060	181,171	2,221,160	-	-	(3,666)
MassMutual Premier Money Market Fund, Class R5	13,391	92,600	13,391	92,600	92,600	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	26,674	23,933	12,306	38,301	399,101	-	-	(1,056)
MassMutual Premier Strategic Emerging Markets Fund, Class I	137,619	62,572	19,851	180,340	1,989,151	-	-	(6,211)
MassMutual Select Blue Chip Growth Fund, Class I	108,165	41,515	2,769	146,911	2,660,560	-	-	2,369
MassMutual Select Diversified International Fund, Class I	166,925	71,229	1,324	236,830	1,648,336	-	-	(1,009)
MassMutual Select Diversified Value Fund, Class I	146,190	56,622	2,039	200,773	2,965,424	-	-	1,632
MassMutual Select Focused Value Fund, Class I	50,740	19,651	497	69,894	1,557,244	-	-	(358)
MassMutual Select Fundamental Growth Fund, Class I	234,168	88,581	1,962	320,787	2,678,575	-	-	(582)
MassMutual Select Fundamental Value Fund, Class I	112,669	44,975	4,997	152,647	2,155,380	-	-	(1,493)
MassMutual Select Growth Opportunities Fund, Class I	134,328	52,683	3,975	183,036	2,212,900	-	-	7,373
MassMutual Select Large Cap Value Fund, Class I	192,514	76,914	4,103	265,325	2,143,828	-	-	(6,215)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2045 Fund (Continued)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	56,255	33,963	409	89,809	$1,789,005	$-	$-	$801
MassMutual Select Mid-Cap Value Fund, Class I	81,310	49,292	626	129,976	2,026,322	-	-	1,718
MassMutual Select Overseas Fund, Class I	417,142	190,695	3,131	604,706	5,297,227	-	-	524
MassMutual Select Small Cap Growth Equity Fund, Class I	32,802	15,295	2,818	45,279	787,858	-	-	(6,323)
MassMutual Select Small Cap Value Equity Fund, Class I	74,642	28,454	1,593	101,503	1,671,750	-	-	1,116
MassMutual Select Small Company Growth Fund, Class I	26,967	9,448	182	36,233	463,060	-	-	(113)
MassMutual Select Small Company Value Fund, Class I	22,936	9,169	587	31,518	458,590	-	-	(1,506)
MassMutual Select Strategic Bond Fund, Class I	16,046	11,055	142	26,959	279,025	-	-	33
MassMutual Select Total Return Bond Fund, Class I	24,940	18,264	5,659	37,545	384,463	-	-	(598)
MM MSCI EAFE International Index Fund, Class I	268,778	108,895	3,598	374,075	4,814,344	-	-	1,725
MM Russell 2000 Small Cap Index Fund, Class I	106,351	41,658	2,590	145,419	1,855,546	-	-	(835)
MM S&P Mid Cap Index Fund, Class I	118,585	49,989	858	167,716	2,314,475	-	-	765
Oppenheimer Commodity Strategy Total Return Fund, Class I**	641,186	227,059	7,209	861,036	1,885,668	-	-	(6,312)
Oppenheimer Developing Markets Fund, Class I**	18,379	9,381	4,108	23,652	819,078	-	-	(6,687)
Oppenheimer Global Real Estate Fund, Class I**	100,135	27,330	6,918	120,547	1,394,733	2,106	-	9,993
Oppenheimer International Bond Fund, Class I**	62,257	26,195	7,048	81,404	481,096	3,391	-	(812)
Oppenheimer Real Estate Fund, Class I**	24,949	9,912	20,334	14,527	439,575	1,384	-	60,962

					$59,881,234	$8,740	$-	$40,689

MM RetireSMART 2050 Fund
Babson Global Floating Rate Fund, Class Y*	23,715	61,417	6,631	78,501	$756,750	$3,015	$-	$(4,738)
MassMutual Premier Core Bond Fund, Class I	166,074	95,799	78,326	183,547	2,101,618	-	-	22,636
MassMutual Premier Disciplined Growth Fund, Class I	585,229	72,023	7,952	649,300	7,882,499	-	-	(6,067)
MassMutual Premier Disciplined Value Fund, Class I	424,288	53,553	5,909	471,932	7,560,347	-	-	3,346
MassMutual Premier High Yield Fund, Class I	74,898	30,372	27,768	77,502	712,246	-	-	(24,609)
MassMutual Premier Inflation-Protected and Income Fund, Class I	69,929	10,693	26,673	53,949	562,683	-	-	(2,203)
MassMutual Premier International Equity Fund, Class I	343,468	64,979	4,777	403,670	4,948,989	-	-	(19,178)
MassMutual Premier Money Market Fund, Class R5	36,401	184,600	36,400	184,601	184,601	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	44,263	37,809	32,070	50,002	521,025	-	-	(2,137)
MassMutual Premier Strategic Emerging Markets Fund, Class I	357,360	53,642	9,503	401,499	4,428,532	-	-	(6,352)
MassMutual Select Blue Chip Growth Fund, Class I	299,079	36,845	6,746	329,178	5,961,407	-	-	2,242

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2050 Fund (Continued)
MassMutual Select Diversified International Fund, Class I	461,641	74,270	6,369	529,542	$3,685,614	$-	$-	$(7,181)
MassMutual Select Diversified Value Fund, Class I	404,826	50,520	5,879	449,467	6,638,629	-	-	3,167
MassMutual Select Focused Value Fund, Class I	140,602	17,701	1,853	156,450	3,485,708	-	-	4,590
MassMutual Select Fundamental Growth Fund, Class I	648,730	78,818	8,396	719,152	6,004,920	-	-	(3,958)
MassMutual Select Fundamental Value Fund, Class I	310,973	40,047	10,035	340,985	4,814,712	-	-	13,839
MassMutual Select Growth Opportunities Fund, Class I	371,352	46,816	8,587	409,581	4,951,840	-	-	25,462
MassMutual Select Large Cap Value Fund, Class I	532,417	68,729	8,273	592,873	4,790,414	-	-	(13,610)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	156,028	49,690	1,953	203,765	4,059,006	-	-	6,657
MassMutual Select Mid-Cap Value Fund, Class I	224,974	71,892	2,932	293,934	4,582,430	-	-	11,338
MassMutual Select Overseas Fund, Class I	1,157,606	212,523	15,076	1,355,053	11,870,260	-	-	12,414
MassMutual Select Small Cap Growth Equity Fund, Class I	89,888	14,763	4,191	100,460	1,748,005	-	-	(10,409)
MassMutual Select Small Cap Value Equity Fund, Class I	206,625	25,335	4,635	227,325	3,744,051	-	-	1,407
MassMutual Select Small Company Growth Fund, Class I	75,600	7,354	995	81,959	1,047,441	-	-	(902)
MassMutual Select Small Company Value Fund, Class I	64,013	9,594	3,054	70,553	1,026,545	-	-	(9,876)
MassMutual Select Strategic Bond Fund, Class I	28,739	13,435	5,526	36,648	379,309	-	-	939
MassMutual Select Total Return Bond Fund, Class I	49,980	27,285	26,359	50,906	521,277	-	-	(2,963)
MM MSCI EAFE International Index Fund, Class I	741,451	105,387	10,492	836,346	10,763,776	-	-	8,275
MM Russell 2000 Small Cap Index Fund, Class I	293,972	37,499	6,304	325,167	4,149,134	-	-	8,405
MM S&P Mid Cap Index Fund, Class I	328,798	52,244	4,278	376,764	5,199,346	-	-	9,120
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,768,008	203,915	27,663	1,944,260	4,257,930	-	-	(25,998)
Oppenheimer Developing Markets Fund, Class I**	57,583	6,281	12,171	51,693	1,790,114	-	-	(16,953)
Oppenheimer Global Real Estate Fund, Class I**	281,324	22,180	31,340	272,164	3,148,933	4,795	-	46,438
Oppenheimer International Bond Fund, Class I**	114,718	14,854	18,694	110,878	655,291	5,044	-	(3,145)
Oppenheimer Real Estate Fund, Class I**	68,086	7,985	43,151	32,920	996,153	2,958	-	215,996

					$129,931,535	$15,812	$-	$235,992

MM RetireSMART 2055 Fund
Babson Global Floating Rate Fund, Class Y*	621	6,113	-	6,734	$64,912	$160	$-	$-
MassMutual Premier Core Bond Fund, Class I	7,171	8,671	5,471	10,371	118,750	-	-	247
MassMutual Premier Disciplined Growth Fund, Class I	25,055	15,070	3,225	36,900	447,969	-	-	(1,065)
MassMutual Premier Disciplined Value Fund, Class I	18,175	11,195	2,436	26,934	431,480	-	-	1,382

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2055 Fund (Continued)
MassMutual Premier High Yield Fund, Class I	3,565	2,541	1,780	4,326	$39,754	$-	$-	$(2,280)
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,003	1,972	2,313	2,662	27,763	-	-	(721)
MassMutual Premier International Equity Fund, Class I	14,742	10,881	2,142	23,481	287,877	-	-	(7,372)
MassMutual Premier Money Market Fund, Class R5	1,113	10,600	1,100	10,613	10,613	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,980	2,749	2,254	2,475	25,787	-	-	(240)
MassMutual Premier Strategic Emerging Markets Fund, Class I	15,439	10,669	2,922	23,186	255,737	-	-	(2,133)
MassMutual Select Blue Chip Growth Fund, Class I	12,821	7,614	1,690	18,745	339,466	-	-	1,322
MassMutual Select Diversified International Fund, Class I	19,780	13,408	2,691	30,497	212,260	-	-	(2,047)
MassMutual Select Diversified Value Fund, Class I	17,330	10,622	2,341	25,611	378,279	-	-	1,505
MassMutual Select Focused Value Fund, Class I	6,013	3,701	807	8,907	198,443	-	-	(1,014)
MassMutual Select Fundamental Growth Fund, Class I	27,744	16,733	3,627	40,850	341,101	-	-	(1,002)
MassMutual Select Fundamental Value Fund, Class I	13,360	8,289	2,107	19,542	275,932	-	-	687
MassMutual Select Growth Opportunities Fund, Class I	15,928	9,681	2,219	23,390	282,784	-	-	2,069
MassMutual Select Large Cap Value Fund, Class I	22,819	14,275	3,215	33,879	273,746	-	-	(5,552)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	6,665	5,429	1,155	10,939	217,899	-	-	904
MassMutual Select Mid-Cap Value Fund, Class I	9,640	8,015	1,705	15,950	248,658	-	-	2,501
MassMutual Select Overseas Fund, Class I	49,331	35,011	6,317	78,025	683,497	-	-	88
MassMutual Select Small Cap Growth Equity Fund, Class I	3,901	2,760	801	5,860	101,962	-	-	(1,735)
MassMutual Select Small Cap Value Equity Fund, Class I	8,846	5,260	1,152	12,954	213,357	-	-	812
MassMutual Select Small Company Growth Fund, Class I	3,168	1,718	333	4,553	58,190	-	-	(137)
MassMutual Select Small Company Value Fund, Class I	2,699	1,645	323	4,021	58,506	-	-	(775)
MassMutual Select Strategic Bond Fund, Class I	1,369	1,156	466	2,059	21,314	-	-	32
MassMutual Select Total Return Bond Fund, Class I	2,105	2,068	1,299	2,874	29,434	-	-	(271)
MM MSCI EAFE International Index Fund, Class I	31,884	20,325	4,352	47,857	615,915	-	-	(3,716)
MM Russell 2000 Small Cap Index Fund, Class I	12,625	7,672	1,677	18,620	237,587	-	-	(1,608)
MM S&P Mid Cap Index Fund, Class I	14,047	8,977	1,736	21,288	293,771	-	-	80
Oppenheimer Commodity Strategy Total Return Fund, Class I**	75,834	41,295	10,465	106,664	233,595	-	-	(9,177)
Oppenheimer Developing Markets Fund, Class I**	2,459	1,508	845	3,122	108,117	-	-	(2,715)
Oppenheimer Global Real Estate Fund, Class I**	11,750	5,372	1,960	15,162	175,421	271	-	2,438

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2055 Fund (Continued)
Oppenheimer International Bond Fund, Class I**	4,930	2,422	1,152	6,200	$36,642	$256	$-	$(249)
Oppenheimer Real Estate Fund, Class I**	2,970	1,949	3,148	1,771	53,600	217	-	6,489

					$7,400,118	$904	$-	$(23,253)

*	Fund advised by Babson Capital Management LLC.
**	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2015, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/22/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/22/15

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/22/15